UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Annual Report

October 31, 2017

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
A Letter from the President (Unaudited)

Dear Shareholders:

The fiscal year ended October 31, 2017, started off with a bang. Global equities rallied sharply after the unexpected election of Donald Trump to be the United States of America’s 45th president in November 2016. The victory led investors to reposition for the policy trends they expected could unfold in the year/years ahead. These included higher U.S. growth, inflation, and interest rates — driven by potential tax reform, deregulation, and increased infrastructure spending. In the months that followed, despite a number of policy disappointments in the U.S., global equities rose steadily, with volatility at exceptionally low levels. For the fiscal year, global equities, as measured by the MSCI All Country World Index, returned over 23%.

Throughout the year, economic data signaled an improving global economy while corporate earnings also showed positive trends. The brighter economic picture included global business sentiment rising to its highest levels so far in this economic cycle and a healthy U.S. employment market. Upbeat economic data trends were reflected in central bank actions through gradual movements to tighten monetary policy. The U.S. Federal Reserve raised interest rates three times and announced plans for balance-sheet normalization. The European Central Bank kept rates steady, but announced it would reduce its monthly bond purchases by one-half. The Bank of England raised rates 25 basis points, its first increase in a decade.

A number of key political events passed with outcomes that we believe kept investors comfortable holding risk in their portfolios. In France, Emmanuel Macron was elected as president, defeating far-right populist candidate Marine Le Pen. In Germany, elections resulted in a win for Angela Merkel, securing her fourth term as Chancellor — though her party overall performed worse than expected as the far-right party gathered strength. In the U.S., President Trump and Democrats struck a deal to extend the debt ceiling deadline until December 15. Financial markets largely shrugged off heightened geopolitical risks, including the ongoing civil war in Syria and an escalation in tensions with North Korea.

In the U.S., the increase in investors’ risk appetites was detrimental to bonds, which were flat for the year. Interest rates rose across the yield curve and the curve flattened as shorter-term yields rose more than longer ones. Short-term rates were driven by expectations for central bank tightening, while long-term rates reflected subdued inflation trends.

A notable and somewhat surprising development for the year was significant weakness in the U.S. dollar, which began a descent at the start of 2017. Several factors contributed to this decline, including disappointment in the Trump administration’s ability to pass pro-growth legislation; the administration’s statements that had a “weak-dollar” bias, calling into question the historical preference of the U.S. government for a strong-dollar policy; and strong growth momentum outside the U.S., which has offset support for the dollar provided by Fed rate hikes.

In this environment, our portfolio results largely reflected a more defensive posture, which detracted from results. Overall, Bessemer Investment Management LLC (the “Adviser”) has remained moderately optimistic on the economic cycle and equities, but has been cognizant of risks related to increasingly stretched valuations, tightening monetary policy, political and geopolitical events, and an extended economic cycle (and bull market).

The Old Westbury Large Cap Strategies Fund underperformed as its U.S. value-oriented and managed volatility equity strategies detracted from relative performance, as did cash holdings. The Old Westbury Small & Mid Cap Strategies Fund’s underperformance was also a function of underperformance from a managed volatility strategy and elevated cash holdings, as well as a terminated emerging-market strategy and a mid-cap strategy. The Old Westbury All Cap Core Fund underperformed as a result of stock selection in the consumer, financials, and industrials sectors, and an excess cash position throughout the year. The Old Westbury Fixed Income Fund slightly underperformed, mainly due to its barbell yield-curve exposure, meaning it was underweight bonds with intermediate maturities and overweight bonds with shorter- and longer-term maturities. While such a structure is typically advantageous in a rising rate environment, this year, it slightly detracted from performance due to the slow movement of the Fed. The Old Westbury Municipal Bond Fund slightly underperformed, also due to its barbell structure and holding shorter duration bonds than the benchmark. The Old Westbury Strategic Opportunities Fund underperformed its primary benchmark (a global equity benchmark) though exceeded its secondary benchmark. As this Fund invests in a variety of asset classes, it is not surprising that it underperformed during a very strong year for global equities.

At year-end, we remain committed to the Adviser’s longstanding investment approach, characterized by independent research, a global orientation, and long-term perspective. We believe these disciplines will continue to reap competitive long-term results for shareholders by allowing the Funds to participate in strong market environments while seeking to preserve capital during difficult times.

Sincerely,

David W. Rossmiller

President

Old Westbury Funds, Inc.

2

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury All Cap Core Fund (the “Fund”) for the fiscal year ended October 31, 2017 was 21.8%. In comparison, the return of its primary benchmark, the MSCI ACWI Investable Market Index (Net)a, was 23.5%. The Fund’s secondary benchmark, a blend of 90% MSCI USA Index (Gross) and 10% MSCI ACWI ex USA Index (Net)a, returned 23.6%.

On December 30, 2016, the Fund’s name was changed from “Old Westbury Large Cap Core”, and its investment strategy was broadened to include stocks of any market capitalization. At that time, the Fund’s primary benchmark was also changed from the MSCI ACWI Large Cap Index (Net)a to the MSCI ACWI Investable Market Index (Net)a.

The most significant positive contributors to the Fund’s relative performance during the year were an overweight position in the information technology sector (22.0% of the Fund during the fiscal year) and an underweight position in telecommunications services (0.1%). Stock selection within healthcare and materials contributed positively to results, but overall selection detracted from the Fund’s performance. Stocks that contributed the most included Apple, Alphabet Inc., Broadcom Limited, Microsoft, and Visa. Apple appreciated significantly as the market anticipated the company’s newest iPhone launch. Alphabet, Broadcom, and Microsoft benefited from continued digital transformation in companies throughout the global economy. Finally, Visa advanced materially as worldwide electronic payments volumes accelerated and Visa completed its acquisition and integration of Visa Europe.

The Fund’s results were held back by negative stock selection in the consumer, financials, and industrials sectors, and an excess cash position throughout the fiscal year (4.1%). Stocks with the largest negative contributions included Advance Auto Parts, Aramark, Altria Group, and CVS Health Corp. Advance Auto Parts was pressured over fears of Amazon disruption and weaker-than-expected results. Aramark declined on overall weaker consumer spending. Altria shares were negatively affected on concerns over potential new tobacco regulations, and CVS Health suffered under increasing concerns over industry-wide prescription drug pricing.

At fiscal-year end, versus its primary benchmark, the Fund maintained overweight positions in the technology, healthcare, and consumer discretionary sectors and underweight positions in financials, real estate, energy, and materials. Relative to the primary benchmark, the Fund continued to be significantly overweight U.S. stocks (89%) versus non-U.S. stocks (7%); the remainder was cash.

[a]	The Net version of each index reflects no deductions for fees, expenses or income taxes.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/ reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

3

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Banks	7.2%
Consumer Discretionary	13.6
Consumer Staples	7.3
Diversified Financials	2.9
Energy	4.2
Health Care	16.3
Industrials	11.0
Information Technology	24.5
Insurance	2.5
Materials	4.3
Utilities	2.9
Other**	3.3
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
4

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2017

All Cap Core Fund
One Year	21.81%
Five Year	10.20%
Ten Year	2.38%

MSCI ACWI IMI (Net)
One Year	23.52%
Five Year	11.02%
Ten Year	3.98%

Blended Index (Net)
One Year	23.56%
Five Year	14.34%
Ten Year	6.90%

MSCI ACWI Large Cap Index (Net)
One Year	23.46%
Five Year	10.68%
Ten Year	3.61%

On December 30, 2016, the Fund changed its name to All Cap Core Fund (formerly Large Cap Core Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to November 16, 2011, the Fund was named the U.S. Large Cap Fund and operated under a different investment strategy. Prior to October 2, 2008, the Fund was named the Large Cap Equity Fund and operated under a different investment strategy. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser previously contractually committed through October 31, 2017, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense,

5

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 1.00%, as disclosed in the Funds’ prospectus dated March 1, 2016. The Board has approved, the termination of this fee waiver agreement. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus dated March 1, 2017 as 1.05%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2017 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. On December 30, 2016, the Fund changed its primary benchmark from the MSCI All Country World (AWCI) Large Cap Index (Net) to the MSCI ACWI Investable Market Index (IMI) (Net) to more closely reflect the Fund’s current investment strategy. In addition, effective March 1, 2017, the Fund also compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 90% weighting in the MSCI USA Index (Gross) and a 10% weighting in the MSCI ACWI ex USA Index (Net) (the “Blended Index”). The MSCI ACWI IMI (Net), the Blended Index (Net), and the MSCI ACWI Large Cap Index (Net) also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI IMI (Net), the Blended Index (Net), and the MSCI ACWI Large Cap Index (Net) are unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Large Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2017, was 16.7%. In comparison, the return of the MSCI All Country World Large Cap Index (Net)a (“the Index”) was 23.5%.

During the fiscal year, underperformance relative to the Index was from U.S. large cap value-oriented stocks (22.2%) and large cap managed volatility equities (6.2%), both managed by Bessemer Investment Management LLC (“Bessemer”). Bessemer’s large cap global strategy was near-neutral (36.6%). Cash holdings detracted from performance. Relative outperformance was achieved by large cap global growth stocks managed by Sands Capital Management LLC (10.8%) and large cap emerging-market stocks managed by Harding Loevner LP (5.9%).

Stock selection in the financials and consumer discretionary sectors were the largest detractors overall. Individual stocks that detracted from relative performance were energy exploration and production company Range Resources, toy manufacturer Mattel, and auto parts retailer AutoZone. In the case of Range Resources, back-to-back warm winter seasons negatively impacted demand and pricing for natural gas, which in turn weakened Range’s financial strength. New management at Mattel decided that a deeper-than-expected restructuring was required to turn around the business, leading to lower earnings and a dividend reduction. Autozone’s business slowdown fueled investor concerns that Amazon may be having an impact on the retail auto parts industry.

The Fund benefited from a moderate overweight to the technology sector. Individual stocks that contributed the most to relative performance were industrial conglomerate General Electric and Chinese Internet company Tencent Holdings. General Electric’s contribution was due to the Fund’s underweight position in the company as it suffered significant share decline during the year coupled with GE’s large representation in the Index. Tencent Holdings’ online gaming business continued to excel in 2017. Additionally, the company improved monetization across its newer video and payment ventures which led to outsized growth in both top and bottom lines.

At fiscal year-end, the Fund was overweight the following sectors: consumer discretionary (13.9% versus the Index’s 11.0%), consumer staples (13.4% versus 9.5%), and energy (8.4% versus 6.8%).The Fund was underweight the following sectors: financials (13.3% versus the Index’s 19.6%), healthcare (9.0% versus 11.5%), technology (18.8% versus 19.5%), real estate (0.3% versus 2.2%), telecom (2.2% versus 3.4%), and utilities (0.6% versus 2.7%). The industrials sector weighting was neutral (9.5% versus the Index’s 9.5%), as was the materials sector (4.1% versus 4.3%).

The Fund held an overweight to the U.S. for most of the fiscal year, given the country’s improving economy and potential for progress on the policy front. Closer to fiscal year end, the Fund began to increase exposure to developed Europe given improving growth prospects and relatively attractive valuations in the region. The Fund also slightly boosted its emerging markets exposure. As of fiscal year end, the Fund was underweight the U.S., neutral developed Europe, and overweight emerging markets.

[a]	The Net version of the index reflects no deductions for fees, expenses or income taxes.
7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Australia	0.1%
Austria	0.1
Belgium	0.4
Bermuda	0.3
Brazil	1.3
Canada	2.5
Chile	0.1
China	4.6
Columbia	0.1
Czech Republic	0.1
Denmark	0.5
Egypt	0.0	***
Finland	1.9
France	2.7
Georgia	0.1
Germany	2.2
Greece	0.0	***
Hong Kong	1.3
Hungary	0.1
India	2.5
Indonesia	0.3
Italy	0.4
Japan	3.6
Kenya	0.1
Luxembourg	0.1
Malaysia	0.0	***
Mexico	0.3
Netherlands	2.2
Norway	0.1
Pakistan	0.0	***
Peru	0.1
Philippines	0.0	***
Poland	0.2
Portugal	0.0	***
Qatar	0.0	***
Russia	0.3
Singapore	0.5
South Africa	0.7
South Korea	1.6
Spain	0.5
Sweden	2.4
Switzerland	2.0
Taiwan	0.9
Thailand	0.6
Turkey	0.1
United Arab Emirates	0.1
United Kingdom	4.7
United States	47.3
Other**	10.0
	100.0%
8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2017

Large Cap Strategies Fund
One Year	16.72%
Five Year	10.89%
Ten Year	2.63%

MSCI ACWI Large Cap Index (Net)
One Year	23.46%
Five Year	10.68%
Ten Year	3.61%

On November 16, 2011, the Fund changed its name to Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to July 28, 2008, the Fund was named the International Fund and operated under a different investment strategy. The prior performance shown represents performance of the Fund’s prior strategy to invest in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which were listed on recognized foreign securities exchanges. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2019, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding, Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 1.15%, (current net operating expense is 1.11%). The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus dated March 1, 2017 as 1.15%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2017 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The MSCI ACWI Large Cap Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI Large Cap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Small & Mid Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2017, was 17.6%. In comparison, the return of the MSCI All Country World Small Mid Cap Index (Net)a (the “Index”) was 23.7%.

Relative to the Index, underperformance came from small- and mid-cap stocks managed by Bessemer Investment Management LLC (“Bessemer”)(32.0%), U.S. small- and mid-cap stocks managed by Vermont-based Champlain Investment Partners LLC (16.7%), and small- and mid-cap managed volatility stocks managed by Bessemer (3.7%). A terminated emerging-market small- and mid-cap strategy managed by Mondrian also detracted from performance, as did elevated cash holdings during the latter half of the fiscal year. Relative outperformance came from non-U.S. value-oriented stocks managed by Texas-based Dimensional Fund Advisors LP (20.5%), developed-market small-cap stocks managed by London-based Mondrian Investment Partners Ltd. (10.6%), and managed volatility U.S. small cap stocks managed by Boston-based Martingale Asset Management LP (7.4%).

Stock selection in the industrial and consumer discretionary sectors drove most of the underperformance for the year. Individual stocks that detracted from relative performance were automotive parts retailer Advance Auto Parts, as well as consumer products companies Spectrum Brands and Newell Brands. Advance Auto Parts was hurt by a collapse in profitability due to internal challenges and industry softness. Spectrum Brands and Newell Brands had a difficult year due to inventory destocking at retailers, internal execution issues, and valuation multiple contraction due to the threat from e-commerce disruption.

The Fund benefited from underweight positions in the energy and real estate sectors. Individual stocks that contributed the most to relative performance were hospitality and lodging company Wyndham Worldwide; medical device firm C.R. Bard, and ANSYS, which provides engineering simulation software for a number of industries. Wyndham Worldwide benefited from improved business execution, announced a spin-out of its Timeshare division to unlock shareholder value, and experienced subsequent valuation multiple expansion. C.R. Bard continued to see improving results, and is currently being acquired by Becton Dickinson. ANSYS performed well as organic revenue growth accelerated under the leadership of a new Chief Executive Officer.

At fiscal year-end, the Fund was overweight the consumer staples, healthcare, and industrials sectors. The Fund was underweight energy, financials, materials, real estate, telecom, and utilities. Neutral positions were held in the consumer discretionary and technology sectors.

The Fund was regionally overweight the U.S. market (57.3%). Conversely, the Fund was underweight developed Europe (14.6%), Japan (5.2%), and emerging markets (7.0%).

[a]	The Net version of the index reflects no deductions for fees, expenses or income taxes.
12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Argentina	0.0	***
Australia	1.7%
Austria	0.2
Belgium	0.4
Bermuda	0.8
Brazil	0.5
Cambodia	0.0	***
Canada	2.4
Cayman Islands	0.0	***
Chile	0.1
China	1.5
Cyprus	0.0	***
Denmark	0.4
Faeroe Islands	0.0	***
Finland	0.4
France	1.9
Gabon	0.0	***
Georgia	0.0	***
Germany	2.6
Gibraltar	0.0	***
Greece	0.0	***
Hong Kong	1.2
Hungary	0.0	***
India	0.8
Indonesia	0.1
Ireland	1.5
Isle of Man	0.0	***
Israel	1.2
Italy	0.6
Japan	5.2
Jersey Channel Islands	0.0	***
Jordan	0.0	***
Liechtenstein	0.0	***
Luxembourg	0.3
Macau	0.0	***
Malaysia	0.2
Malta	0.0	***
Mexico	0.2
Monaco	0.0	***
Netherlands	0.7
New Zealand	0.6
Norway	0.2
Panama	0.0	***
Peru	0.0	***
Philippines	0.1
Poland	0.2
Portugal	0.0	***
Puerto Rico	0.0	***
Romania	0.0	***
Russia	0.1
Singapore	0.8
South Africa	0.3
South Korea	0.9
Spain	0.4
Sweden	0.9
Switzerland	1.2
Taiwan	1.2
Thailand	0.2
Turkey	0.1
United Kingdom	5.1
United States	53.4
Other**	9.4
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. Government securities, U.S. Government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2017

Small & Mid Cap Strategies Fund
One Year	17.64%
Five Year	11.26%
Ten Year	7.03%

MSCI ACWI SMID Cap Index (Net)
One Year	23.67%
Five Year	11.90%
Ten Year	5.00%

On December 30, 2016, the Fund changed its name to Small & Mid Cap Strategies Fund (formerly Small & Mid Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to October 2, 2008, the Fund was named Global Small Cap Fund and operated under a different investment strategy including at least 80% of its net assets plus any borrowings for investment purposes in securities of small-capitalization companies. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2019, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 1.11%, as disclosed in the Funds’ prospectus dated March 1, 2017. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus as 1.17%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2017 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The MSCI ACWI SMID Cap Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI SMID Cap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in small-capitalization and mid-capitalization companies are subject to greater volatility and less liquidity compared to investments made in larger and more established companies. Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

15

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Strategic Opportunities Fund (the “Fund”) for the fiscal year ended October 31, 2017, was 14.1%. In comparison, the return of the Fund’s primary benchmark, the MSCI All Country World Investable Index (IMI) (Net)a, was 23.5%. The return for the Fund’s secondary benchmark, the BofA Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index (Net)a (40%) and the MSCI All Country World (IMI) (Net)a (60%), was 13.7%.

During the fiscal year, segments of the Fund that outperformed the primary benchmark included Bessemer Investment Management LLC’s (“Bessemer”) equities (49% of the Fund as of October 31, 2017), and collateralized loan obligations (7%, managed by Bessemer and BlackRock Financial Management Inc.). Futures and exchange-traded-funds (ETFs) performed well given a strong global market backdrop, as did strong country and sector selection within equity-linked derivative investments. Collateralized loan obligations benefited from robust investor demand and security selection within the Fund.

Despite strong performance from the Fund’s equity positions, the overall Fund allocation to equities (49% of the Fund as of October 31, 2017) was the largest detractor to relative performance to the primary benchmark, as global equities were one of the best performing asset classes in fiscal year 2017. As an asset allocation strategy encompassing a variety of asset classes that have historically had significantly less volatility than global equities, the Fund’s underperformance is not surprising in a strong year for global equities. Additionally, the U.S. dollar overweight and therefore underweights in other currencies were detractors in absolute and relative terms. Other segments of the Fund that underperformed included Bessemer’s quantitative equities (9%), global high yield (4%, managed by Muzinich & Co., Inc.) and convertible bonds (7%). While adding absolute returns, quantitative equities lagged global equities due to their lower-risk portfolio construction. Global high yield benefited from currency fluctuations, although did not keep pace with global equities. Convertible bonds remain conservatively managed relative to other asset classes within the portfolio.

The Fund’s primary benchmark consists of global equities, and the Fund’s secondary benchmark consists of equities and U.S. treasuries. Relative to the benchmarks, therefore, at year-end, the Fund was overweight convertible bonds, collateralized loan obligations, non-agency mortgage-backed securities, global high yield, and closed-end credit funds. The investment team views each of these asset classes as having a better risk-adjusted return profile than U.S. treasuries. The Fund has limited interest rate risk — despite U.S. Treasuries comprising 40% of the secondary benchmark — as this asset class does not currently fit the Adviser’s criteria of equity-like returns, facing a market dislocation, and upside potential greater than downside risk (positive asymmetry).

At year-end, the Fund had 68.0% of its assets in the U.S., 17.0% in developed Europe, 5.8% in Japan, 7.8% in emerging markets, and 1.4% in other developed markets. The Fund maintains significant exposure to the U.S. dollar, representing 80.0% of the Fund compared to 52.0% for the primary benchmark and 71.2% for the secondary benchmark.

[a]	The Net version of each index reflects no deductions for fees, expenses or income taxes.
16

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Argentina	0.0	***
Austria	0.1
Belgium	0.0	***
Bermuda	0.6
Brazil	0.1
Bulgaria	0.0	***
Canada	0.1
Cayman Islands	6.6
China	0.2
Czech Republic	0.0	***
Denmark	0.0	***
Dominican Republic	0.0	***
Egypt	0.0	***
Finland	0.0	***
France	0.9
Germany	0.5
Guernsey	0.0	***
Hong Kong	0.2
Hungary	0.0	***
Indonesia	0.1
Ireland	0.1
Israel	0.0	***
Italy	0.1
Japan	0.8
Jersey Channel Islands	0.4
Luxembourg	0.8
Malaysia	0.0	***
Morocco and Antilles	0.1
Netherlands	0.9
Norway	0.0	***
Pakistan	0.0	***
Peru	0.0	***
Qatar	0.1
Slovenia	0.0	***
South Africa	0.0	***
South Korea	0.1
Spain	0.3
Sweden	0.2
Switzerland	0.1
Taiwan	0.8
Turkey	0.1
United Arab Emirates	0.0	***
United Kingdom	0.9
United States	62.8
Other**	22.0
	100.0%

*	Value of Investments in Portfolio as a percentage of net assets.
**	Includes cash and equivalents, closed-end funds, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
17

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2017

Strategic Opportunities Fund
One Year	14.14%
Five Year	6.51%
Since Inception (November 28, 2007)	2.80%

MSCI ACWI IMI Index (Net)
One Year	23.52%
Five Year	11.02%
November 28, 2007 to October 31, 2017	4.66%

Blended Index (Net)
One Year	13.66%
Five Year	7.18%
November 28, 2007 to October 31, 2017	4.40%

Effective January 1, 2014, the Board approved changes to the Fund’s name (formerly Global Opportunities Fund), investment strategies and primary benchmark. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

18

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2019, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 1.20%, as disclosed in the Funds’ prospectus dated March 1, 2017. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus as 1.48%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2017 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. The Fund compares its performance to its primary benchmark, the MSCI ACWI IMI Index (Net) and a blended benchmark consisting of a 60% weighting in the MSCI ACWI IMI Index (Net) and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index (the “Blended Index”). The MSCI ACWI IMI (Net) and the Blended Index (Net) also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI IMI (Net) and the Blended Index (Net) are unmanaged. Investments cannot be made directly in an index.

Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility. The Fund may invest in instruments that are volatile, speculative or otherwise risky. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

19

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited)

The Old Westbury Fixed Income Fund (the “Fund”) returned -0.1% for the fiscal year ended October 31, 2017. In comparison, the return of the Bank of America Merrill Lynch U.S. Corporate & Government 1-10 Year AAA-A U.S. Corporate & Government Index was 0.2%.

Global economic growth improved through the course of the year, and this growth was largely synchronized across major and developing economies. With economies on stronger footing and a healthier banking system, global central banks began slowly moving toward normalization of monetary policy. The U.S. Federal Reserve (Fed) raised interest rates three times over the fiscal year, and in September, announced that it would begin to allow its balance-sheet holdings to slowly roll off, by no more than $10 billion per month. Interest rates rose across the yield curve and the curve flattened as shorter-term yields rose more than longer ones. Expectations for the Fed to continue on the path of slowly raising rates pushed short-term yields higher; meanwhile, the rise in longer-term yields has been more subdued with tepid inflation results. During the year, credit spreads contracted, and corporate bonds outperformed Treasuries and U.S. agency bonds.

The Fund maintained a barbell yield-curve exposure throughout the year, meaning it was underweight bonds with intermediate maturities, and overweight bonds with shorter- and longer-term maturities. A barbell position is typically advantageous in a rising-rate environment. For the year, this structure had a slightly negative influence on performance because the Fed moved so slowly. The Fund also had a lower duration (price sensitivity to interest-rate moves) than the benchmark, which had a slightly positive effect on performance. Corporate credit outperformed Treasuries and agency bonds, so the Fund’s portfolio overweight to corporates had a slightly positive effect on relative performance.

Further improving U.S. economic strength and a slowly moving Fed are expected as 2018 approaches, however, there is a wide range of potential policy outcomes that could cause market volatility. The team’s overall outlook for investment-grade fixed income is mildly positive for 2018, with the balance of market risks likely to push yields marginally higher. The Fund’s current strategy is to maintain the portfolio duration at, or slightly lower than, that of the benchmark. Exposure to asset-backed securities (ABS), which have more staying power in the later stages of a credit cycle, and CLOs, whose underlying securities are floating-rate, tend to maintain their principal value, and produce rising income as market yields rise, has been maintained. Exposure has also been maintained in U.S. Treasury Inflation-Protected Securities (TIPS), which help protect against inflation.

At fiscal year-end, the Fund maintained its barbell positioning. Credit represented approximately 42% of the market value of the Fund. Credit exposure is limited to investment-grade securities, with an emphasis on liquid, shorter-duration bonds. In the coming months, the team will closely watch developments in the U.S. and global economy that may drive changes in interest rates and the yield curve.

20

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO ASSET ALLOCATION*

U.S. Government Agencies and Securities	57.3%
Corporate Bonds	32.8
Government Bonds	0.4
Asset Backed Securities	8.3
Collateralized Mortgage Obligations	0.2
Other**	1.0
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
21

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2017

Fixed Income Fund
One Year	-0.09%
Five Year	0.73%
Ten Year	3.24%

Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index
One Year	0.19%
Five Year	1.34%
Ten Year	3.23%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursement and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2019, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.70% (current net operating expense ratio is 0.62%). The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2017 as 0.74%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2017 can be found in the Financial Highlights.

22

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index is unmanaged. Investments cannot be made directly in an index.

The Fund is subject to risks such as credit, prepayment and interest rate risk associated with the underlying bond holdings in the Fund. The value of the Fund can decline as interest rates rise and an investor can lose principal.

23

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2017, was 0.5%. In comparison, the return of the BofA Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index (the “benchmark”) was 1.2%, and the return of the Fund’s other index, the Lipper Short-Intermediate Municipal Debt Funds Index, was 0.9%.

Strong global demand for fixed income securities by central banks and low inflation are two factors that have kept yields low. In addition, tight supplies of municipal bonds continue to keep yield levels historically low when compared to the Treasury sector. These influences resulted in a flatter yield curve over the year. Throughout the year, the Fund used a barbell maturity structure, which typically outperforms during periods when yields between short and long maturities narrow. The Fund was underweight in the two- to four-year maturity range. At the same time, the Fund held an overweight in both one-year and shorter maturities and four- to ten-year maturities.

The Fund held a shorter duration, or less price sensitivity, in a period where prices advanced, and this lack of price sensitivity placed a drag on performance relative to the benchmark. In terms of credit quality, the Fund holds an A-rated component in the portfolio. This compares to the benchmark where all holdings are rated AA or higher. The Fund’s credit profile was a positive contributor to relative performance.

The Fund currently views municipal bond prices as somewhat overvalued when compared to levels available on other fixed income alternatives. In addition, prospects for federal tax reform and lower corporate tax rates create the potential for banks and insurance companies to sell their municipal holdings which are already at high historical prices. These factors make prices on tax-exempt securities vulnerable and have led the Fund to hold a position of Treasury securities as a hedge against municipal underperformance. The Fund plans to sell Treasury securities and return proceeds to the municipal market when the relationship between the two sectors returns to a more historically normal relationship.

24

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE*

States:
Alabama	1.0%
Arizona	0.7
California	5.0
Colorado	0.7
Connecticut	3.8
District of Columbia	0.3
Florida	1.1
Georgia	4.8
Hawaii	0.6
Idaho	0.1
Illinois	1.7
Indiana	0.2
Iowa	0.6
Kansas	0.2
Kentucky	0.3
Louisiana	0.1
Maine	0.1
Maryland	2.7
Massachusetts	9.9
Michigan	0.5
Minnesota	2.4
Mississippi	0.5
Missouri	1.9
Nevada	0.1
New Hampshire	0.1
New Jersey	1.6
New Mexico	0.2
New York	17.3
North Carolina	1.9
Ohio	2.7
Oklahoma	0.4
Oregon	0.2
Pennsylvania	0.8
Rhode Island	1.6
South Carolina	0.9
Tennessee	0.3
Texas	14.4
Utah	0.1
Virginia	2.8
Washington	1.8
Wisconsin	0.1
Other**	13.5
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, U.S. Government securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
25

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2017

Municipal Bond Fund
One Year	0.45%
Five Year	1.06%
Ten Year	2.91%

Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index
One Year	1.19%
Five Year	1.75%
Ten Year	3.43%

Lipper Short-Intermediate Municipal Debt Funds Index
One Year	0.93%
Five Year	1.23%
Ten Year	2.64%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

26

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2019, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.70% (current net operating expense ratio is 0.57%). The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2017 as 0.69%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2017 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index and the Lipper Short-Intermediate Municipal Debt Funds Index also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index and the Lipper Short-Intermediate Municipal Debt Funds Index are unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes.

27

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended October 31, 2017

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 through October 31, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 05/1/17	Actual Ending Account Value 10/31/17	Actual Expenses Paid During Period* 05/1/17-10/31/17	Actual Expense Ratio During Period** 05/1/17-10/31/17
All Cap Core Fund	$1,000.00	$1,090.60	$5.16	0.98%
Large Cap Strategies Fund	1,000.00	1,073.00	5.80	1.11%
Small & Mid Cap Strategies Fund	1,000.00	1,061.90	5.77	1.11%
Strategic Opportunities Fund	1,000.00	1,060.00	6.23	1.20%
Fixed Income Fund	1,000.00	1,006.30	3.14	0.62%
Municipal Bond Fund	1,000.00	1,009.10	2.89	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
28

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended October 31, 2017

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 5/1/17	Hypothetical Ending Account Value 10/31/17	Hypothetical Expenses Paid During Period* 5/1/17-10/31/17	Hypothetical Expense Ratio During Period** 05/1/17-10/31/17
All Cap Core Fund	$1,000.00	$1,020.27	$4.99	0.98%
Large Cap Strategies Fund	1,000.00	1,019.61	5.65	1.11%
Small & Mid Cap Strategies Fund	1,000.00	1,019.61	5.65	1.11%
Strategic Opportunities Fund	1,000.00	1,019.16	6.11	1.20%
Fixed Income Fund	1,000.00	1,022.08	3.16	0.62%
Municipal Bond Fund	1,000.00	1,022.33	2.91	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

29

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	October 31, 2017

Shares		Value
COMMON STOCKS — 96.7%
Banks — 7.2%
401,070	Citigroup, Inc.	$29,478,645
1,991,445	KeyCorp	36,343,871
696,970	Morgan Stanley	34,848,500
2,169,900	Nordea Bank AB	26,230,657
		126,901,673
Consumer Discretionary — 13.6%
88,230	Advance Auto Parts, Inc.	7,211,920
48,186	Amazon.com, Inc.(a)	53,259,022
968,810	Comcast Corp. - Class A	34,906,224
419,150	Hanesbrands, Inc.	9,430,875
167,200	Home Depot, Inc. (The)	27,718,416
212,365	Newell Brands, Inc.	8,660,245
451,460	NIKE, Inc. - Class B	24,825,785
24,638	Priceline Group, Inc. (The)(a)	47,106,870
1,353,455	Samsonite International SA	5,647,058
128,315	SIX Flags Entertainment Corp.	8,056,899
128,060	Wyndham Worldwide Corp.	13,683,211
		240,506,525
Consumer Staples — 7.3%
561,000	Altria Group, Inc.	36,027,420
795,000	Church & Dwight Co., Inc.	35,910,150
52,635	JM Smucker Co. (The)	5,581,942
385,925	PepsiCo, Inc.	42,540,513
75,425	Spectrum Brands Holdings, Inc.	8,290,716
		128,350,741
Diversified Financials — 2.9%
588,010	Discover Financial Services	39,120,305
168,245	Nasdaq, Inc.	12,222,999
		51,343,304
Energy — 4.2%
720,705	ConocoPhillips	36,864,061
982,790	Encana Corp.	11,495,466
1,596,340	ENI SpA	26,107,322
		74,466,849
Health Care — 16.3%
122,300	Alexion Pharmaceuticals, Inc.(a)	14,634,418
782,400	Baxter International, Inc.	50,441,328
273,500	Bristol-Myers Squibb Co.	16,864,010
41,215	Cooper Cos., Inc. (The)	9,902,316
573,700	Danaher Corp.	52,935,299
134,000	DENTSPLY SIRONA, Inc.	8,183,380
515,000	Eli Lilly & Co.	42,199,100
79,285	Laboratory Corp of America Holdings(a)	12,186,897
98,660	STERIS Plc	9,207,938
204,905	Thermo Fisher Scientific, Inc.	39,716,736
51,060	Waters Corp.(a)	10,010,313
348,000	Zoetis, Inc.	22,209,360
		288,491,095
Shares		Value
Industrials — 11.0%
96,325	Allegion Plc	$8,032,542
116,230	Dover Corp.	11,098,803
92,680	Dun & Bradstreet Corp. (The)	10,827,804
631,784	Fortive Corp.	45,652,712
55,435	IDEX Corp.	7,107,321
347,500	J.B. Hunt Transport Services, Inc.	36,970,525
195,690	KAR Auction Services, Inc.	9,262,008
250,885	Raytheon Co.	45,209,477
70,060	Snap-on, Inc.	11,054,067
131,035	Wabtec Corp.	10,024,178
		195,239,437
Information Technology — 24.5%
153,400	Alibaba Group Holding Ltd. - ADR(a)	28,362,126
65,540	Alphabet, Inc. - Class C(a)	66,630,586
68,611	ANSYS, Inc.(a)	9,379,810
318,270	Apple, Inc.	53,800,361
157,919	Broadcom Ltd.	41,676,403
80,415	Check Point Software Technologies Ltd.(a)	9,465,650
210,090	CoreLogic, Inc.(a)	9,853,221
580,000	Fidelity National Information Services, Inc.	53,800,800
868,000	Microsoft Corp.	72,200,240
227,200	PayPal Holdings, Inc.(a)	16,485,632
173,910	Vantiv, Inc. - Class A(a)	12,173,700
555,500	Visa, Inc. - Class A	61,093,890
		434,922,419
Insurance — 2.5%
296,085	CHUBB Ltd.	44,655,540
Materials — 4.3%
201,040	Axalta Coating Systems Ltd.(a)	6,684,579
685,500	DowDuPont, Inc.	49,568,505
386,690	Rio Tinto Ltd.	20,553,977
		76,807,061
Utilities — 2.9%
311,340	American Water Works Co., Inc.	27,323,198
302,905	Edison International	24,217,255
		51,540,453
Total Common Stocks (Cost $1,374,731,690)		1,713,225,097

INVESTMENT COMPANY — 3.4%
60,598,377	SEI Daily Income Trust Government II Fund, Class A, 0.88%(b)	60,598,377
Total Investment Company (Cost $60,598,377)		60,598,377

See Notes to Financial Statements.

30

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	October 31, 2017

Value
TOTAL INVESTMENTS — 100.1% (Cost $1,435,330,067)	$1,773,823,474
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(1,455,878)
NET ASSETS — 100.0%	$1,772,367,596

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of October 31, 2017.

The following abbrevation is used in the report:

ADR-American Depositary Receipt

See Notes to Financial Statements.

31

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
October 31, 2017

Shares		Value
COMMON STOCKS — 89.0%
AUSTRALIA — 0.1%
105,904	Caltex Australia Ltd.	$2,776,901
419,644	Oil Search Ltd.	2,370,271
508,710	Origin Energy Ltd.(a)	3,091,373
629,037	Santos Ltd.(a)	2,166,454
258,945	Woodside Petroleum Ltd.	6,090,189

		16,495,188
AUSTRIA — 0.1%
33,025	Andritz AG	1,867,293
117,749	OMV AG	7,074,706
79,179	Raiffeisen Bank International AG(a)	2,758,648

		11,700,647
BELGIUM — 0.4%
118,145	Anheuser-Busch Inbev SA/NV	14,457,101
380,999	Colruyt SA(b)	19,487,543
220,000	Galapagos NV - ADR(a)(b)	21,445,600
20,522	Groupe Bruxelles Lambert SA	2,203,567
52,504	KBC Groep NV	4,361,267
19,005	Solvay SA	2,823,697
39,289	Telenet Group Holding NV(a)	2,717,572
58,888	Umicore SA	2,632,015

		70,128,362
BERMUDA — 0.3%
23,235	Aspen Insurance Holdings Ltd.	996,782
47,698	Axis Capital Holdings Ltd.	2,594,294
7,979	Everest Re Group Ltd.	1,894,614
256,922	RenaissanceRe Holdings Ltd.	35,547,728
335,531	Validus Holdings, Ltd.	17,474,454

		58,507,872
BRAZIL — 1.3%
20,048,307	Ambev SA(b)	127,964,005
1,666,300	Ambev SA - ADR	10,547,679
2,180	Banco Bradesco SA(b)	21,871
1,376,927	Banco Bradesco SA - ADR	14,554,118
1,799	Banco do Brasil SA	19,017
1,731	BB Seguridade Participacoes SA	14,610
1,232,031	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	9,046,368
353,600	Cia Brasileira de Distribuicao - ADR(a)	8,214,127
1,278	Cia de Saneamento Basico do Estado de Sao Paulo	11,693
5,886	Cia Siderurgica Nacional SA(a)	15,240
2,551	Cielo SA	17,421
114,123	Cosan SA Industria e Comercio	1,301,950
5,230	Duratex SA	15,348
2,855	EDP - Energias do Brasil SA	12,725
1,214	Engie Brasil Energia SA	13,378
757	Equatorial Energia SA	14,141
1,099,537	Fibria Celulose SA	17,548,628
Shares		Value
BRAZIL (continued)
1,584,862	Itau Unibanco Holding SA - ADR	$20,302,082
7,101	JBS SA	16,324
2,772	Kroton Educacional SA	15,371
1,564	Lojas Renner SA	16,447
1,732	Natura Cosmeticos SA	16,392
3,455	Odontoprev SA	16,582
966,942	Petroleo Brasileiro SA(a)	5,140,195
1,471	Porto Seguro SA	16,080
5,228	Rumo SA(a)	20,248
2,569	Sul America SA - Units	14,096
4,266	Tim Participacoes SA	15,792
117,372	Ultrapar Participacoes SA	2,812,938
2,525	Vale SA	24,908
1,153,746	WEG SA	7,551,035

		225,310,809
CANADA — 2.5%
56,440	AltaGas Ltd.	1,286,645
105,444	ARC Resources Ltd.	1,285,663
137,830	Cameco Corp.	1,119,648
381,595	Canadian Natural Resources Ltd.	13,316,337
1,028,700	Canadian Pacific Railway Ltd.(b)	178,357,969
322,247	Cenovus Energy, Inc.	3,127,302
186,235	Crescent Point Energy Corp.	1,531,628
549,997	Enbridge, Inc.	21,143,918
334,232	Encana Corp.	3,909,434
116,239	Husky Energy, Inc.(a)	1,506,485
101,903	Imperial Oil Ltd.	3,304,087
137,356	Inter Pipeline Ltd.	2,793,754
62,977	Keyera Corp.	1,854,016
124,447	Pembina Pipeline Corp.	4,114,150
69,211	Peyto Exploration & Development Corp.	944,201
64,147	PrairieSky Royalty Ltd.	1,707,471
1,529,200	Restaurant Brands International, Inc.(b)	98,771,028
82,626	Seven Generations Energy Ltd. - Class A(a)	1,247,620
383,000	Shopify, Inc. - Class A(a)	38,104,670
580,268	Suncor Energy, Inc.	19,700,596
58,382	Tourmaline Oil Corp.(a)	1,068,444
297,803	TransCanada Corp.	14,138,775
45,198	Vermilion Energy, Inc.	1,542,569
244,692	Waste Connections, Inc.	17,292,384

		433,168,794
CHILE — 0.1%
246	Banco de Credito e Inversiones	16,543
363,500	Banco Santander Chile - ADR	11,370,280
1,060	Cia Cervecerias Unidas SA	15,297
110,741	Empresas COPEC SA	1,706,589
75,576	Enel Americas SA	16,259

See Notes to Financial Statements.

32

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
CHILE (continued)
113,249	Enel Chile SA	$13,201

		13,138,169
CHINA — 4.6%
288,600	51Job, Inc. - ADR(a)	17,864,340
840,915	AAC Technologies Holdings, Inc.	15,392,450
64,730	Agricultural Bank of China Ltd. - H Shares	30,451
13,370	Air China Ltd. - H Shares	12,734
674,941	Alibaba Group Holding Ltd. - ADR(a)	124,789,841
3,785	Anhui Conch Cement Co. Ltd. - H Shares	16,180
4,085	ANTA Sports Products Ltd.	18,274
299,551	Baidu, Inc. - ADR(a)(b)	73,072,471
176,346	Bank of China Ltd. - H Shares	87,931
24,991	Bank of Communications Co. Ltd. - H Shares	18,836
9,492	Beijing Capital International Airport Co. Ltd. - H Shares	15,574
37,406	China Cinda Asset Management Co. Ltd. - H Shares	14,528
23,463	China Communications Services Corp. Ltd. - H Shares	14,226
182,576	China Construction Bank Corp. - H Shares	162,885
29,483	China Everbright Bank Co. Ltd. - H Shares	13,907
8,441	China Evergrande Group(a)	32,514
36,806	China Huarong Asset Management Co. Ltd. - H Shares	17,315
13,993	China Life Insurance Co. Ltd. - H Shares	46,276
8,018	China Medical System Holdings Ltd.	14,820
9,780	China Merchants Bank Co. Ltd. - H Shares	37,295
16,286	China Minsheng Banking Corp. Ltd. - H Shares	15,761
4,391	China Pacific Insurance Group Co. Ltd. - H Shares	21,641
9,157,606	China Petroleum & Chemical Corp. - H Shares	6,726,111
17,611	China Railway Group Ltd. - H Shares	14,154
14,183,941	China Shenhua Energy Co. Ltd. - H Shares	33,889,899
16,469	China Southern Airlines Co. Ltd. - H Shares	12,160
37,536	China Telecom Corp. Ltd. - H Shares	18,813
20,665	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	14,039
6,026,961	CNOOC Ltd.	8,204,467
130,362	CNOOC Ltd. - ADR	17,820,485
Shares		Value
CHINA (continued)
11,965	CSPC Pharmaceutical Group Ltd.	$20,797
148,473	Ctrip.com International Ltd. - ADR(a)(b)	7,110,372
2,558,273	ENN Energy Holdings Ltd.	18,757,302
9,481	Geely Automobile Holdings Ltd.	29,349
4,941	Haitian International Holdings Ltd.	14,789
2,063,972	Huaneng Power International, Inc. - H Shares	1,381,026
161,734	Industrial & Commercial Bank of China Ltd. - H Shares	128,327
396,801	JD.Com, Inc. - ADR(a)(b)	14,887,974
3,635,559	Jiangsu Expressway Co. Ltd. - H Shares	5,573,523
21,840	Lenovo Group Ltd.	12,654
379	Momo, Inc. - ADR(a)(b)	11,548
21,735	NetEase, Inc. - ADR(b)	6,127,531
273	New Oriental Education & Technology Group, Inc. - ADR(b)	22,725
33,074	People’s Insurance Co. Group of China Ltd. (The) - H Shares	15,729
7,494,928	PetroChina Co. Ltd. - H Shares	4,890,043
11,058	PICC Property & Casualty Co. Ltd. - H Shares	21,914
10,889	Ping An Insurance Group Co. of China Ltd. - H Shares	95,611
28,020	Shanghai Electric Group Co. Ltd. - H Shares(a)	12,714
1,962,000	Shenzhou International Group Holdings Ltd.	16,749,455
33,372	Sihuan Pharmaceutical Holdings Group Ltd.	12,063
28,824	Sino-Ocean Land Holdings Ltd.	18,806
25,292	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	15,075
35,203,067	Sinopharm Group Co. Ltd. - H Shares(b)	157,482,893
5,565,794	Tencent Holdings Ltd.	249,559,661
1,239	Vipshop Holdings Ltd. - ADR(a)(b)	9,788
20,265	Want Want China Holdings Ltd.	16,573
110,300	Weibo Corp. - ADR(a)	10,219,295
15,331	Weichai Power Co. Ltd. - H Shares	19,062
10,505	Zhejiang Expressway Co. Ltd. - H Shares	12,994
2,857	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	16,718

		791,656,689
COLUMBIA — 0.1%
1,332	Bancolombia SA	12,348
222,400	Bancolombia SA - ADR	8,395,599

See Notes to Financial Statements.

33

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
COLUMBIA (continued)
2,649,125	Ecopetrol SA	$1,449,941

		9,857,888
CZECH REPUBLIC — 0.1%
787	CEZ AS	17,255
271,440	Komercni Banka AS	11,668,850
4,037	Moneta Money Bank AS	13,799
733	O2 Czech Republic AS	8,927
		11,708,831
DENMARK — 0.5%
18,575	Carlsberg A/S - Class B	2,121,154
23,666	Coloplast A/S - Class B	2,081,993
117,398	Danske Bank A/S	4,478,517
122,000	Genmab A/S(a)	24,635,855
44,416	H. Lundbeck A/S	2,639,270
51,373	ISS A/S	2,174,502
71,829	Jyske Bank A/S	4,059,057
333,849	Novo Nordisk A/S - Class B	16,608,181
58,737	Novozymes A/S - B Shares	3,243,833
36,910	Pandora A/S	3,484,010
151,417	Sydbank A/S	5,906,644
331,522	TDC A/S	1,960,096
55,976	Vestas Wind Systems A/S	4,937,577
		78,330,689
EGYPT — 0.0%
1,207,817	Commercial International Bank Egypt SAE - GDR	5,513,685
FINLAND — 1.9%
2,129,118	Kone Oyj - Class B(b)	115,250,342
57,395	Metso Oyj	2,086,593
123,065	Neste Oyj	6,856,536
586,055	Nokia Oyj	2,878,119
65,079	Nokian Renkaat Oyj	2,984,531
31,752	Orion Oyj - Class B	1,301,918
3,522,480	Sampo Oyj - A Shares(b)	184,560,095
119,813	UPM-Kymmene Oyj	3,600,754
39,729	Wartsila Oyj Abp	2,559,190
		322,078,078
FRANCE — 2.7%
67,492	Air Liquide SA	8,592,950
79,035	Airbus SE	8,078,606
29,097	Arkema SA	3,675,764
28,361	Atos SE	4,407,042
376,340	AXA SA	11,367,179
130,989	BioMerieux(b)	10,274,904
203,656	BNP Paribas SA	15,903,805
80,019	Bouygues SA	3,841,654
34,248	Capgemini SE	4,162,914
15,384	Christian Dior SE	5,281,933
41,920	Cie de Saint-Gobain	2,459,104
41,210	Cie Generale des Etablissements Michelin	5,962,028
113,959	CNP Assurances	2,651,583
Shares		Value
FRANCE (continued)
242,577	Credit Agricole SA	$4,232,834
79,467	Danone SA	6,492,656
108,551	Edenred	3,129,528
21,585	Eiffage SA	2,255,100
332,777	Engie SA	5,624,586
32,701	Essilor International SA	4,140,573
26,488	Eurazeo SA	2,462,500
76,305	Eutelsat Communications SA	1,911,891
5,258	Hermes International	2,728,895
22,630	Imerys SA	2,061,131
21,224	Ingenico Group SA	2,060,395
6,090	Kering	2,791,463
48,128	Klepierre REIT	1,914,233
62,281	Lagardere SCA	2,051,294
42,079	Legrand SA	3,125,731
783,752	L’Oreal SA(b)	174,419,695
47,689	LVMH Moet Hennessy Louis Vuitton SE	14,226,485
430,529	Orange SA	7,063,649
18,733	Pernod-Ricard SA	2,809,470
174,827	Peugeot SA	4,147,274
33,039	Publicis Groupe SA	2,153,646
69,945	Safran SA	7,367,820
172,018	Sanofi	16,288,490
88,636	Schneider Electric SE	7,790,031
52,085	SCOR SE	2,162,624
158,640	Societe Generale SA	8,833,044
110,010	Suez Environnement Co.	1,934,991
35,096	Thales SA	3,658,082
1,128,205	TOTAL SA	62,910,229
15,646	Unibail-Rodamco SE	3,915,692
66,598	Valeo SA	4,507,203
165,641	Veolia Environnement SA	3,924,539
89,856	Vinci SA	8,797,406

		470,552,646
GEORGIA — 0.1%
204,802	BGEO Group Plc	9,683,438
GERMANY — 2.1%
24,368	Adidas AG	5,422,964
71,775	Allianz SE	16,667,070
166,199	BASF SE	18,124,535
138,530	Bayer AG	18,024,649
1,332,673	Bayerische Motoren Werke AG	135,831,804
18,727	Beiersdorf AG	2,100,701
169,158	Commerzbank AG(a)	2,318,218
26,353	Continental AG	6,688,937
45,024	Covestro AG	4,319,468
122,861	Daimler AG	10,202,638
327,762	Deutsche Bank AG	5,326,018
21,127	Deutsche Boerse AG	2,182,395
85,648	Deutsche Lufthansa AG	2,733,617
130,508	Deutsche Post AG	5,977,512
611,454	Deutsche Telekom AG	11,139,620
56,134	Deutsche Wohnen AG	2,390,900

See Notes to Financial Statements.

34

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
GERMANY (continued)
33,965	Fresenius Medical Care AG & Co. KGaA	$3,284,613
65,867	Fresenius SE & Co. KGaA	5,501,960
17,734	Hannover Rueck SE	2,223,774
16,338	Henkel AG & Co. KGaA	2,059,188
10,766	Hochtief AG	1,899,927
37,958	HUGO BOSS AG	3,397,508
175,565	Infineon Technologies AG	4,806,932
23,960	Linde AG	5,174,476
20,460	Merck KGaA	2,189,998
88,021	Metro AG	1,148,350
88,021	Metro Wholesale & Food Specialist AG(a)	1,680,999
30,343	Muenchener Rueckversicherungs-Gesellschaft AG	6,788,013
84,603	ProSiebenSat.1 Media SE	2,951,073
175,803	RWE AG(a)	4,394,665
152,503	SAP SE	17,348,620
120,026	Siemens AG	17,126,998
54,566	United Internet AG	3,452,008
73,959	Vonovia SE	3,253,066
394,575	Zalando SE(a)	19,742,998

		357,876,212
GREECE — 0.0%
11,917	Eurobank Ergasias SA(a)	9,731
730	Hellenic Telecommunications Organization SA	8,673

		18,404
HONG KONG — 1.3%
3,435,000	AIA Group Ltd.	25,845,938
754,109	ASM Pacific Technology Ltd.	10,971,284
6,276	China Everbright Ltd.	14,883
3,386,570	China Merchants Holdings International Co. Ltd.	10,591,985
12,421	China Mobile Ltd.	124,745
119,700	China Mobile Ltd. - ADR	6,038,865
8,023	China Overseas Land & Investment Ltd.	26,019
4,017	China Resources Gas Group Ltd.	14,701
5,799	China Resources Land Ltd.	17,282
6,767	China Resources Power Holdings Co. Ltd.	13,011
532,835	China State Construction International Holdings Ltd.	748,567
15,212	China Unicom Hong Kong Ltd.(a)	21,605
12,123	CITIC Ltd.	17,746
15,680	Far East Horizon Ltd.	15,577
864,032	Guangdong Investment Ltd.	1,251,514
5,179	Haier Electronics Group Co. Ltd.	13,642
424,100	Hong Kong Exchanges and Clearing Ltd.	11,807,435
Shares		Value
HONG KONG (continued)
1,459,775	Jardine Matheson Holdings Ltd.(b)	$93,513,187
156,455	Jardine Strategic Holdings Ltd.	6,561,723
1,562,690	Kunlun Energy Co. Ltd.	1,448,233
9,370	Nine Dragons Paper Holdings Ltd.	17,199
2,806,600	Sands China Ltd.	13,221,031
17,541,397	Sino Biopharmaceutical Ltd.	20,483,776
7,964,724	Sun Art Retail Group Ltd.	8,044,970
2,155,965	Yue Yuen Industrial Holdings Ltd.	8,263,049

		219,087,967
HUNGARY — 0.1%
122,642	MOL Hungarian Oil & Gas Plc	1,468,626
487	OTP Bank Plc	19,640
625,738	Richter Gedeon Nyrt	15,566,839

		17,055,105
INDIA — 2.5%
3,485	Ambuja Cements Ltd.	15,146
1,542,775	Asian Paints Ltd.	28,126,458
1,286	Aurobindo Pharma Ltd.	15,089
2,929	Axis Bank Ltd.(b)	23,657
316	Bajaj Auto Ltd.	15,890
664	Bajaj Finance Ltd.	18,459
280,570	Bharat Petroleum Corp. Ltd.	2,346,052
1,021,971	Bharti Airtel Ltd.(b)	7,844,900
1,234,000	Bharti Infratel Ltd.	8,423,693
1,708	Cadila Healthcare Ltd.	13,276
343,874	Coal India Ltd.	1,520,778
3,025	Dabur India Ltd.	15,545
75,266	Eicher Motors Ltd.	37,456,110
1,398	Glenmark Pharmaceuticals Ltd.	13,332
686	Grasim Industries Ltd.	12,996
1,357	HCL Technologies Ltd.	17,930
241	Hero Motocorp Ltd.	14,325
235,984	Hindustan Petroleum Corp. Ltd.	1,629,122
1,422	Hindustan Unilever Ltd.	27,167
7,017,133	Housing Development Finance Corp. Ltd.(b)	184,974,860
3,941	ICICI Bank Ltd.(b)	18,260
842	Indiabulls Housing Finance Ltd.	16,172
204,050	Indian Oil Corp. Ltd.	1,308,957
4,152	Infosys Ltd.	59,093
7,261	ITC Ltd.	29,786
4,217	JSW Steel Ltd.	16,827
850	Larsen & Toubro Ltd.	16,040
1,203	LIC Housing Finance Ltd.	11,120
845	Lupin Ltd.(b)	13,412
2,729	Marico Ltd.	13,282
630,738	Maruti Suzuki India Ltd.(b)	79,960,591
4,545,843	Motherson Sumi Systems Ltd.	25,630,845
128	Nestle India Ltd.	14,306
598,470	Oil & Natural Gas Corp. Ltd.	1,765,716
7,335	Power Finance Corp Ltd.	15,769

See Notes to Financial Statements.

35

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
INDIA (continued)
1,215,555	Reliance Industries Ltd.	$17,656,830
5,249	Rural Electrification Corp. Ltd.(b)	14,036
51	Shree Cement Ltd.	14,906
2,480	Sun Pharmaceutical Industries Ltd.	21,170
1,108	Tata Consultancy Services, Ltd.	44,887
3,818	Tata Motors Ltd.(a)	25,252
3,248	Tata Motors Ltd. - Class A - DVR(a)	12,078
10,815	Tata Power Co. Ltd.	14,176
2,360	Tech Mahindra Ltd.	17,564
3,209,000	Titan Co. Ltd.	31,472,563
1,029	UPL Ltd.(b)	12,698
3,586	Vedanta Ltd.(b)	18,373
3,512	Wipro Ltd.	15,944
3,530	Yes Bank Ltd.(b)	17,126

		430,772,564
INDONESIA — 0.3%
10,188,609	Adaro Energy Tbk PT	1,371,002
19,410,829	Astra International Tbk PT	11,449,706
20,587	Bank Central Asia Tbk PT	31,725
29,520	Bank Mandiri Persero Tbk PT	15,345
28,048	Bank Negara Indonesia Persero Tbk PT	15,717
14,592,166	Bank Rakyat Indonesia Persero Tbk PT	16,784,353
2,320	Gudang Garam Tbk PT	11,974
46,173	Hanjaya Mandala Sampoerna Tbk PT	13,550
20,290	Indofood CBP Sukses Makmur Tbk PT	13,165
34,249	Jasa Marga Persero Tbk PT	16,414
114,199	Kalbe Farma Tbk PT	13,472
13,304	Matahari Department Store Tbk PT	8,436
100,539	Media Nusantara Citra Tbk PT	11,564
68,965	Surya Citra Media Tbk PT	10,933
108,485	Telekomunikasi Indonesia Persero Tbk PT	32,236
2,386,180	Unilever Indonesia Tbk PT(b)	8,726,601
4,164,995	United Tractors Tbk PT	10,648,568

		49,174,761
ITALY — 0.4%
318,455	Assicurazioni Generali SpA	5,801,692
72,270	Atlantia SpA	2,357,143
1,269,282	Enel SpA	7,873,132
1,084,215	ENI SpA	17,731,780
41,968	Ferrari NV	5,030,411
2,021,946	Intesa Sanpaolo SpA	6,797,288
33,622	Luxottica Group SpA	1,928,463
48,560	Recordati SpA	2,257,513
869,328	Saipem SpA(a)	3,653,592
1,216,407	Snam SpA	6,214,660
2,812,440	Telecom Italia SpA/Milano(a)	2,440,672
Shares		Value
ITALY (continued)
363,375	Terna Rete Elettrica Nazionale SpA	$2,192,576
317,436	Unicredit SpA(a)	6,075,242
1,059,700	UnipolSai Assicurazioni SpA	2,414,469

		72,768,633
JAPAN — 3.6%
27,370	Adastria Co. Ltd.	594,074
636,760	Asahi Kasei Corp.	7,666,544
284,890	Bandai Namco Holdings, Inc.	9,708,885
117,285	Benesse Holdings, Inc.	3,955,745
287,760	Canon Marketing Japan, Inc.(b)	7,207,603
67,000	Fast Retailing Co. Ltd.	22,161,470
1,090,000	Hoshizaki Corp.(b)	102,668,308
42,181	Idemitsu Kosan Co. Ltd.	1,222,342
263,779	Inpex Corp.	2,794,264
954,684	JX Holdings, Inc.	4,896,633
112,230	Kaken Pharmaceutical Co. Ltd.	5,665,540
4,165,000	KDDI Corp.	110,768,744
25,785	Megmilk Snow Brand Co. Ltd.	718,864
340,205	Mitsubishi Tanabe Pharma Corp.	7,462,040
241,545	Morinaga Milk Industry Co. Ltd.	9,261,989
316,462	Nikon Corp.	5,964,365
379,514	Nippon Telegraph & Telephone Corp.	18,267,272
4,734,000	Nomura Research Institute Ltd.(b)	199,218,944
2,720,150	NTT Data Corp.	31,506,421
464,558	Osaka Gas Co. Ltd.	8,941,433
279,000	PeptiDream, Inc.(a)	8,808,847
133,420	Sawai Pharmaceutical Co. Ltd.	7,544,880
126,897	Showa Shell Sekiyu KK	1,486,538
470,150	Terumo Corp.	19,454,340
248,501	Tokyo Gas Co. Ltd.	6,164,181
361,320	Toray Industries, Inc.	3,633,696
344,403	Toyo Suisan Kaisha Ltd.	13,190,933
443,916	Zensho Holdings Co. Ltd.	8,202,520

		629,137,415
KENYA — 0.1%
1,197,379	East African Breweries Ltd.	2,816,005
35,141,070	Safaricom Ltd.	8,637,082

		11,453,087
LUXEMBOURG — 0.1%
106,138	Arcelormittal(a)	3,043,271
31,988	RTL Group SA	2,373,166
129,046	Tenaris SA	1,766,250
359,300	Tenaris SA - ADR	9,790,925

		16,973,612
MALAYSIA — 0.0%
18,597	AirAsia Berhad	14,672
12,227	AMMB Holdings Berhad	12,361
23,102	Astro Malaysia Holdings Berhad	15,334

See Notes to Financial Statements.

36

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
MALAYSIA (continued)
1,329	British American Tobacco Malaysia Berhad	$12,306
11,509	DiGi.com Berhad	13,593
27,179	IOI Properties Group Berhad	12,776
7,433	Malayan Banking Berhad	16,241
7,846	MISC Berhad	12,881
222,060	Petronas Dagangan Berhad	1,256,775
6,110	Public Bank Berhad	29,529
6,938	Tenaga Nasional Berhad	24,583
16,191	Westports Holdings Berhad	14,189
		1,435,240
MEXICO — 0.3%
9,234	Alfa SAB de CV - Series A	9,643
65,979	America Movil SAB de CV - Series L	56,888
30,872	Cemex SAB de CV - CPO - Units(a)	25,104
1,620	Coca-Cola Femsa SAB de CV - Series L	10,951
1,602	El Puerto de Liverpool SAB de CV - Class C1	10,935
7,259	Fibra Uno Administracion SA de CV REIT	11,389
97,200	Fomento Economico Mexicano SAB de CV - ADR	8,529,299
4,062	Fomento Economico Mexicano SAB de CV - Units	35,385
9,118	Gentera SAB de CV	9,227
1,197	Grupo Aeroportuario del Pacifico SAB de CV - Series B	11,381
70,400	Grupo Aeroportuario del Sureste SAB de CV - ADR	12,586,816
636	Grupo Aeroportuario del Sureste SAB de CV - Series B	11,372
2,673,214	Grupo Financiero Banorte SAB de CV - Series O	15,839,822
7,523	Grupo Mexico SAB de CV - Series B	24,466
388,752	Grupo Televisa SAB - ADR	8,509,781
4,229	Grupo Televisa SAB - Units	18,511
574	Industrias Penoles SAB de CV	13,383
6,715	Kimberly-Clark de Mexico SAB de CV - Class A	11,551
1,133	Promotora y Operadora de Infraestructura SAB de CV	10,773
13,039	Wal-Mart de Mexico SAB de CV	29,191
		45,765,868
NETHERLANDS — 2.2%
378,933	Aegon NV	2,237,015
39,666	Akzo Nobel NV	3,591,971
396,000	ASML Holding NV	71,577,000
57,571	ASML Holding NV	10,381,128
19,114	Core Laboratories NV	1,909,489
32,404	Gemalto NV	1,282,602
Shares		Value
NETHERLANDS (continued)
21,503	Heineken Holding NV	$1,996,306
26,122	Heineken NV	2,545,623
498,351	ING Groep NV	9,206,792
304,515	Koninklijke Ahold Delhaize NV	5,730,407
28,636	Koninklijke DSM NV	2,443,040
821,434	Koninklijke KPN NV	2,836,094
146,280	Koninklijke Philips NV	5,956,129
85,890	Koninklijke Vopak NV	3,719,319
102,841	NN Group NV	4,307,803
808,669	Nostrum Oil & Gas Plc(a)	4,042,647
44,868	NXP Semiconductor NV(a)	5,251,799
35,676	Randstad Holding NV	2,195,050
1,458,853	Royal Dutch Shell Plc - A Shares	45,833,169
1,229,781	Royal Dutch Shell Plc - B Shares	39,551,017
2,510,436	Unilever NV	145,936,200
94,818	Wolters Kluwer NV	4,647,681
		377,178,281
NORWAY — 0.1%
177,712	Marine Harvest ASA	3,470,258
508,141	Statoil ASA	10,289,731
234,177	Telenor ASA	4,974,254
		18,734,243
PAKISTAN — 0.0%
1,043,482	Engro Corp. Ltd.	2,754,155
1,681	Lucky Cement Ltd.	7,769
6,925	MCB Bank Ltd.	13,068
6,186	United Bank Ltd.	10,517
		2,785,509
PERU — 0.1%
55,852	Credicorp. Ltd.	11,697,643
PHILIPPINES — 0.0%
17,646	Ayala Land, Inc.	14,766
49,288	DMCI Holdings, Inc.	14,646
112,897	Energy Development Corp.	12,618
8,580	JG Summit Holdings, Inc.	12,781
3,373	Jollibee Foods Corp.	16,269
760,500	Universal Robina Corp.	2,106,567
		2,177,647
POLAND — 0.2%
822	Alior Bank SA(a)	16,334
226,300	Bank Pekao SA	7,392,154
1,522	Cyfrowy Polsat SA	10,604
81,501	Grupa Lotos SA	1,478,457
70,600	ING Bank Slaski SA(a)	3,840,382
583,271	Polski Koncern Naftowy ORLEN SA	20,623,079
5,087,033	Polskie Gornictwo Naftowe I Gazownictwo SA(b)	9,349,648
9,665	Synthos SA	13,090
		42,723,748

See Notes to Financial Statements.

37

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
PORTUGAL — 0.0%
675,143	EDP - Energias de Portugal SA	$2,408,866
152,028	Galp Energia SGPS SA	2,826,352
		5,235,218
QATAR — 0.0%
1,611	Doha Bank QPSC	12,477
3,993	Ezdan Holding Group QSC	10,418
461	Industries Qatar QSC	12,091
58	Qatar Electricity & Water Co. QSC	2,915
196,315	Qatar Gas Transport Co. Ltd.	816,800
529	Qatar Islamic Bank SAQ	14,092
537	Qatar National Bank QPSC	17,918
		886,711
RUSSIA — 0.3%
327,500	Lukoil PJSC - ADR	17,367,325
26,890	Magnit PJSC	3,546,912
87,644	NovaTek PJSC - GDR	10,000,180
1,867,600	Sberbank of Russia PJSC - ADR	26,781,384
		57,695,801
SINGAPORE — 0.5%
2,874,000	Jardine Cycle & Carriage Ltd.(b)	83,051,031
SOUTH AFRICA — 0.7%
437,458	Aspen Pharmacare Holdings Ltd.	9,883,898
1,807	Barclays Africa Group Ltd.	17,911
642	Bid Corp. Ltd.	14,122
1,019	Bidvest Group Ltd. (The)	12,360
214	Capitec Bank Holdings Ltd.	14,225
2,719	Coronation Fund Managers Ltd.	13,721
1,011,880	Discovery Ltd.	10,488,269
7,554	FirstRand Ltd.	27,382
1,494,993	Gold Fields Ltd.	5,967,812
1,533	Hyprop Investments Ltd. - REIT	11,531
6,567	Life Healthcare Group Holdings Ltd.	12,169
1,552	Massmart Holdings Ltd.	11,751
527	Mondi Ltd.	12,641
1,148	Mr Price Group Ltd.	14,229
3,035	MTN Group Ltd.	26,354
284,885	Naspers Ltd. - Class N	69,414,115
856	Nedbank Group Ltd.	12,555
3,026	RMB Holdings Ltd.	13,376
2,841	Sanlam Ltd.	14,206
2,070	Sappi Ltd.	13,865
401,376	Sasol Ltd.	11,743,415
1,060	Spar Group Ltd. (The)	12,472
1,313,365	Standard Bank Group Ltd.	15,234,152
5,356	Steinhoff International Holdings NV	23,263
2,496	Telkom SA SOC Ltd.	9,349
456	Tiger Brands Ltd.	12,449
2,552	Truworths International Ltd.	13,602
1,253	Vodacom Group Ltd.	13,612
Shares		Value
SOUTH AFRICA (continued)
2,896	Woolworths Holdings Ltd.	$11,542
		123,070,348
SOUTH KOREA — 0.7%
28,215	Amorepacific Corp.	7,907,806
115	AMOREPACIFIC Group	14,730
155	BGF retail Co. Ltd.(b)(c)	10,943
1,420	BNK Financial Group, Inc.	12,599
142	Celltrion, Inc.(a)	21,940
826	Cheil Worldwide, Inc.	15,335
84	CJ Corp.	13,983
202	CJ E&M Corp.	15,235
149	Coway Co. Ltd.	12,940
1,331	DGB Financial Group, Inc.	12,415
232	Dongbu Insurance Co. Ltd.	14,599
732	Doosan Heavy Industries & Construction Co. Ltd.	11,434
21,300	GS Retail Co. Ltd.	634,998
680	Hana Financial Group, Inc.	29,103
280,218	Hankook Tire Co. Ltd.	13,506,290
1,441	Hanon Systems	16,721
27,823	Hanssem Co. Ltd.	4,234,232
506	Hanwha Chemical Corp.	13,753
326	Hanwha Corp.	12,992
2,291	Hanwha Life Insurance Co. Ltd.	16,196
92	Hyosung Corp.	11,045
333	Hyundai Development Co-Engineering & Construction	11,919
342	Hyundai Engineering & Construction Co. Ltd.	11,554
394	Hyundai Marine & Fire Insurance Co. Ltd.	15,949
138	Hyundai Mobis Co. Ltd.	32,826
282	Hyundai Motor Co.	40,525
39	Hyundai Robotics Co. Ltd.(a)	15,717
1,109	Industrial Bank of Korea	15,194
447	Kangwon Land, Inc.	13,685
871	KB Financial Group Inc.	45,402
354	KEPCO Plant Service & Engineering Co. Ltd.	13,050
621	Kia Motors Corp.	19,622
17,054	Korea Electric Power Corp.	596,704
286	Korea Gas Corp.(a)	10,428
405	Korean Air Lines Co. Ltd.(a)	11,441
472	KT Corp.	12,365
279	KT&G Corp.	26,397
93	LG Chem Ltd.	33,494
637,610	LG Display Co. Ltd.	16,675,122
251	LG Electronics, Inc.	20,387
14,722	LG Household & Health Care Ltd.	15,466,411
984	LG Uplus Corp.	11,286
46	Lotte Chemical Corp.	15,171
13,464	NAVER Corp.	10,743,800
148	POSCO	42,999

See Notes to Financial Statements.

38

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
SOUTH KOREA (continued)
162	S-1 Corp.	$13,245
157	Samsung C&T Corp.	20,740
407	Samsung Card Co. Ltd.	13,314
208	Samsung Electronics Co. Ltd.	511,297
37,560	Samsung Electronics Co. Ltd. - GDR	46,164,252
65	Samsung Fire & Marine Insurance Co. Ltd.	15,839
146	Samsung Life Insurance Co. Ltd.	17,593
101	Samsung SDI Co. Ltd.	18,571
87	Samsung SDS Co. Ltd.	16,074
995	Shinhan Financial Group Co. Ltd.	44,583
83	SK Holdings Co. Ltd.	21,447
1,241	SK Hynix, Inc.	91,052
25,154	SK Innovation Co. Ltd.	4,602,642
57	SK Telecom Co. Ltd.	13,432
857	Woori Bank	12,545
		122,017,363
SPAIN — 0.5%
162,189	Abertis Infraestructuras SA	3,508,352
62,986	ACS Actividades de Construccion y Servicios SA	2,483,915
10,514	Aena SA	1,928,938
99,369	Amadeus IT Holding SA	6,742,433
939,371	Banco Bilbao Vizcaya Argentaria SA	8,220,919
968,701	Banco de Sabadell SA	1,939,704
2,215,700	Banco Santander SA(b)	15,028,913
421,132	Distribuidora Internacional de Alimentacion SA	2,060,333
68,134	Enagas SA	1,962,718
135,287	Endesa SA	3,096,624
667,246	Iberdrola SA	5,392,499
194,740	Industria de Diseno Textil SA	7,280,519
568,991	Mapfre SA	1,861,774
114,437	Red Electrica Corp SA	2,534,069
617,734	Repsol SA	11,574,237
131,935	Siemens Gamesa Renewable Energy SA	1,913,371
601,299	Telefonica SA	6,308,008
		83,837,326
SWEDEN — 2.4%
113,750	Assa Abloy AB	2,400,916
3,419,825	Atlas Copco AB - A Shares(b)	150,001,462
825,093	Atlas Copco AB - B Shares	32,770,532
116,280	Boliden AB	4,069,692
94,452	Electrolux AB - Class B	3,339,580
95,261	Essity AB- Class B(a)	2,848,164
100,172	Getinge AB - B Shares	1,971,935
186,787	Hennes & Mauritz AB - B Shares	4,689,951
108,763	Industrivarden AB - C Shares	2,795,840
113,098	Investor AB - B Shares	5,605,151
Shares		Value
SWEDEN (continued)
102,152	Kinnevik AB - Class B	$3,351,926
25,158	L E Lundbergforetagen AB - B Shares	1,963,861
70,683	Lundin Petroleum AB(a)	1,662,454
484,614	Nordea Bank AB	5,858,216
242,293	Sandvik AB	4,425,245
240,875	Skandinaviska Enskilda Banken AB - Class A	2,969,343
156,125	SKF AB	3,631,009
11,500,000	Svenska Handelsbanken AB - A Shares(b)	164,842,056
142,642	Swedbank AB - A Shares	3,540,641
86,013	Swedish Match AB	3,240,520
474,064	Telefonaktiebolaget LM Ericsson - B Shares	2,984,259
301,266	Volvo AB - B Shares	5,970,153
		414,932,906
SWITZERLAND — 2.0%
313,809	ABB Ltd.	8,203,417
38,460	Adecco Group AG	3,051,280
12,733	Baloise Holding AG	2,007,619
1,881	CHUBB Ltd.	283,692
57,325	Cie Financiere Richemont SA	5,286,323
415,300	Coca-Cola HBC AG - CDI	14,037,673
298,305	Credit Suisse Group	4,703,391
2,653	EMS-Chemie Holding AG	1,739,149
5,819	Geberit AG	2,634,050
1,457	Givaudan SA	3,253,843
11,697	Kuehne + Nagel International AG	2,042,417
37,326	LafargeHolcim Ltd.	2,108,275
11,768	Lonza Group AG	3,125,866
2,382,956	Nestle SA	200,400,951
339,516	Novartis AG	27,973,954
4,302	Partners Group Holding AG	2,893,442
119,606	Roche Holding AG	27,634,123
864	SGS SA	2,133,911
494	Sika AG	3,656,783
14,229	Sonova Holding AG	2,568,679
5,839	Swiss Life Holding AG	2,029,735
21,651	Swiss Prime Site AG	1,847,925
51,048	Swiss Re AG	4,802,140
3,992	Swisscom AG	2,016,707
459,160	UBS Group AG	7,814,902
321,317	Weatherford International Plc(a)	1,114,970
16,952	Zurich Financial Services AG	5,174,043
		344,539,260
TAIWAN — 0.9%
15,540	Advanced Semiconductor Engineering, Inc.	18,730
1,292,871	Advantech Co. Ltd.	8,830,764
504,740	Airtac International Group	8,175,384
1,438	Asustek Computer, Inc.	12,444
1,795	Catcher Technology Co. Ltd.	19,045

See Notes to Financial Statements.

39

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
TAIWAN (continued)
15,587	Cathay Financial Holding Co. Ltd.	$25,738
5,044	Chailease Holding Co. Ltd.	13,012
25,300	Chang Hwa Commercial Bank Ltd.	13,716
5,488	Chicony Electronics Co. Ltd.	13,738
48,208	China Development Financial Holding Corp.	14,770
22,710	China Steel Corp.	18,486
7,686	Chunghwa Telecom Co. Ltd.	26,249
33,008	CTBC Financial Holding Co. Ltd.	21,123
4,451	Delta Electronics, Inc.	21,399
24,231	E.Sun Financial Holding Co. Ltd.	14,743
878,478	Eclat Textile Co. Ltd.	10,500,549
3,012	Feng TAY Enterprise Co. Ltd.	13,582
21,096	First Financial Holding Co. Ltd.	13,605
5,902	Formosa Chemicals & Fibre Corp.	17,925
571,425	Formosa Petrochemical Corp.	1,998,884
2,048,283	Formosa Plastics Corp.	6,241,390
15,356	Fubon Financial Holding Co. Ltd.	24,465
1,999	Globalwafers Co. Ltd.	23,099
4,465,277	Hon Hai Precision Industry Co. Ltd.	16,582,205
27,726	Innolux Corp.	12,135
3,297,618	Kinsus Interconnect Technology Corp.	8,309,785
93,238	Largan Precision Co. Ltd.	17,667,905
8,332	Lite-On Technology Corp.	11,755
2,916	MediaTek, Inc.	33,115
17,242	Mega Financial Holding Co. Ltd.	13,549
5,900	Micro-Star International Co. Ltd.	14,379
8,723	Nan Ya Plastics Corp.	21,519
1,217	Nien Made Enterprise Co. Ltd.	12,671
2,319,962	Novatek Microelectronics Corp.	8,576,925
5,585	Pegatron Corp.	14,444
1,126	Phison Electronics Corp.	13,385
9,909	Pou Chen Corp.	12,485
1,673	President Chain Store Corp.	15,033
52,171	Shin Kong Financial Holding Co. Ltd.	16,693
11,622	Taiwan Cement Corp.	12,909
26,889	Taiwan Cooperative Financial Holding Co. Ltd.	14,532
3,562	Taiwan Mobile Co. Ltd.	12,696
6,397,478	Taiwan Semiconductor Manufacturing Co. Ltd.	51,545,521
4,168	Transcend Information, Inc.	11,830
8,322,523	Uni-President Enterprises Corp.	17,384,869
3,553,403	Vanguard International Semiconductor Corp.(b)	6,739,324
Shares		Value
TAIWAN (continued)
5,947	Zhen Ding Technology Holding Ltd.	$14,907
		163,137,411
THAILAND — 0.6%
18,447,000	Airports of Thailand Public Co. Ltd.	33,040,232
24,548,000	CP ALL Public Co. Ltd.(b)	51,726,671
3,001,000	Siam Commercial Bank Public Co. Ltd.	13,234,392
		98,001,295
TURKEY — 0.1%
6,171	Akbank Turk AS	16,283
1,313	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,601
1,064,767	Arcelik AS	5,815,653
443	BIM Birlesik Magazalar AS	9,033
6,378	Eregli Demir ve Celik Fabrikalari TAS	14,963
838	Ford Otomotiv Sanayi AS	11,829
4,426	Haci Omer Sabanci Holding AS	12,297
1,616	TAV Havalimanlari Holding AS	8,038
1,259	Tofas Turk Otomobil Fabrikasi AS	10,248
45,194	Tupras Turkiye Petrol Rafinerileri AS	1,626,176
3,464,938	Turkiye Garanti Bankasi AS	9,526,513
3,685	Turkiye Halk Bankasi AS	10,744
6,529	Turkiye Is Bankasi - Class C	12,288
7,005	Turkiye Sise ve Cam Fabrikalari AS	8,217
7,533	Turkiye Vakiflar Bankasi TAO - Class D	12,570
10,891	Yapi ve Kredi Bankasi AS(a)	13,206
		17,115,659
UNITED ARAB EMIRATES — 0.1%
6,968	Abu Dhabi Commercial Bank PJSC	14,021
15,835	DAMAC Properties Dubai Co. PJSC	17,031
455,600	DP World Ltd.	10,820,500
8,690	Dubai Islamic Bank PJSC	14,481
5,698,820	Emaar Properties PJSC	12,863,523
3,114	Emirates Telecommunications Group Co. PJSC	15,135
4,627	First Abu Dhabi Bank PJSC	13,039
		23,757,730
UNITED KINGDOM — 4.7%
543,389	Abcam Plc	7,180,907
860	Aon Plc	123,350
472,768	ASOS Plc(a)	35,771,709
6,374,819	BP Plc	43,197,012
48,548	Coca-Cola European Partners Plc	1,991,447

See Notes to Financial Statements.

40

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
UNITED KINGDOM (continued)
6,565,846	Compass Group Plc(b)	$144,148,107
207,187	Petrofac Ltd.	1,153,806
1,816,501	Reckitt Benckiser Group Plc	162,487,007
11,495,646	RELX NV(b)	259,645,625
141,726,000	Rolls-Royce Holdings Plc	188,233
3,081,000	Rolls-Royce Holdings Plc	39,815,295
91,448	TechnipFMC Plc(a)	2,504,761
45,459	TechnipFMC Plc(a)	1,235,921
37,138	Ultra Electronics Holdings Plc	899,681
2,113,600	Whitbread Plc(b)	103,668,665
		804,011,526
UNITED STATES — 47.3%
185	Affiliated Managers Group, Inc.	34,503
2,645	Aflac, Inc.	221,889
1,309,988	AGNC Investment Corp. REIT	26,370,058
1,781	Allstate Corp. (The)	167,165
6,469	Ally Financial Inc.	169,035
36,500	Alphabet, Inc. - Class A(a)	37,705,960
234,000	Alphabet, Inc. - Class C(a)	237,893,760
246,400	Amazon.com, Inc.(a)	272,340,992
294,807	Amdocs Ltd.	19,191,936
2,512	American Express Co.	239,946
1,282	American Financial Group, Inc.	135,238
3,217	American International Group, Inc.	207,850
503	Ameriprise Financial, Inc.	78,740
2,470,846	Anadarko Petroleum Corp.	121,985,667
53,787	Andeavor	5,714,331
1,194,024	Annaly Capital Management, Inc., REIT	13,683,515
57,472	Antero Resources Corp.(a)	1,114,957
137,853	Apache Corp.	5,702,979
1,278,909	Apple, Inc.	216,186,777
93,920	Assurant, Inc.	9,453,047
1,640,000	Automatic Data Processing, Inc.	190,666,400
277,497	AutoZone, Inc.(a)	163,584,482
137,517	Baker Hughes a GE Co.	4,322,159
3,698,168	Ball Corp.(b)	158,762,352
35,062	Bank of America Corp.	960,348
2,508,047	Bank of New York Mellon Corp. (The)	129,039,018
1,514	BB&T Corp.	74,549
922,000	Becton Dickinson and Co.	192,393,740
915,063	Berkshire Hathaway, Inc. - Class B(a)	171,061,877
146,510	Big Lots, Inc.	7,517,428
336,000	BioMarin Pharmaceutical, Inc.(a)	27,582,240
271	BlackRock Inc.	127,595
276	Brighthouse Financial, Inc.(a)	17,162
78,380	Brinker International, Inc.	2,407,834
145,201	Cabot Oil & Gas Corp.	4,022,068
3,170,300	Campbell Soup Co.(b)	150,177,111
2,825	Capital One Financial Corp.	260,409
387,859	CBOE Holdings, Inc.	43,851,339
Shares		Value
UNITED STATES (continued)
1,398,540	Charles Schwab Corp. (The)	$62,710,534
16,475	Cheesecake Factory, Inc. (The)	737,092
60,319	Cheniere Energy, Inc.(a)	2,819,310
1,292,068	Chevron Corp.	149,737,761
100,000	Chipotle Mexican Grill, Inc.(a)	27,190,000
30,170	Cimarex Energy Co.	3,527,778
9,874	Citigroup, Inc.	725,739
3,117	Citizens Financial Group Inc.	118,477
209,456	Clorox Co. (The)	26,502,468
289	CME Group, Inc.	39,642
1,969,200	Cognizant Technology Solutions Corp. - Class A	149,009,364
2,242,400	Colgate-Palmolive Co.	157,977,080
73,020	Conagra Brands, Inc.	2,494,363
48,713	Concho Resources, Inc.(a)	6,537,772
420,496	ConocoPhillips	21,508,370
38,404	Continental Resources, Inc.(a)	1,563,427
333,200	Costco Wholesale Corp.	53,671,856
58,675	Cracker Barrel Old Country Store, Inc.	9,160,928
406,237	Darden Restaurants, Inc.	33,421,118
176,053	Devon Energy Corp.	6,496,356
26,020	Diamondback Energy, Inc.(a)	2,788,303
2,927	Discover Financial Services	194,733
472	East West Bancorp, Inc.	28,244
352,000	Edwards Lifesciences Corp.(a)	35,984,960
198,561	EOG Resources, Inc.	19,830,287
55,450	EQT Corp.	3,467,843
576,099	Equity Commonwealth REIT(a)	17,311,775
1,411,138	Exxon Mobil Corp.	117,618,352
555,000	Facebook, Inc. - Class A(a)	99,933,300
4,455	Fifth Third Bancorp	128,750
2,267	Franklin Resources, Inc.	95,509
889,202	Gilead Sciences, Inc.	66,654,582
1,641	Goldman Sachs Group, Inc. (The)	397,910
285,395	Halliburton Co.	12,197,782
286,809	Heartland Express, Inc.	6,117,636
33,146	Helmerich & Payne, Inc.	1,800,159
87,515	Hess Corp.	3,864,662
4,288,600	Hewlett Packard Enterprise Co.	59,697,312
64,885	HollyFrontier Corp.	2,397,501
212,000	Illumina, Inc.(a)	43,500,280
332,000	Incyte Corp.(a)	37,599,000
385	Intercontinental Exchange, Inc.	25,449
1,323	Invesco, Ltd.(b)	47,350
1,259,600	Johnson & Johnson	175,600,836
1,804,418	JPMorgan Chase & Co.	181,542,495
147,657	Kaman Corp.	8,259,933
683,634	Kinder Morgan, Inc.	12,380,612
2,129,000	Kraft Heinz Co. (The)	164,635,570
567,000	Las Vegas Sands Corp.	35,936,460
3,034	Leucadia National Corp.	76,760
2,264	Lincoln National Corp.	171,566
437,446	Lockheed Martin Corp.	134,803,359
2,039	Loews Corp.	100,951

See Notes to Financial Statements.

41

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
UNITED STATES (continued)
1,585,843	Lyondellbasell Industries NV - Class A	$164,182,326
288,269	Marathon Oil Corp.	4,099,185
187,526	Marathon Petroleum Corp.	11,202,803
169,000	Markel Corp.(a)(b)	183,246,700
1,688	Marsh & McLennan Cos., Inc.	136,610
1,448,000	Mastercard, Inc. - Class A	215,418,960
386,000	Medidata Solutions, Inc.(a)	29,038,780
860,100	Merck & Co., Inc.	47,382,909
3,056	MetLife, Inc.	163,740
4,185,900	Mondelez International, Inc. - Class A	173,421,837
563	Moody’s Corp.	80,177
5,756	Morgan Stanley	287,799
408,504	Motorola Solutions, Inc.	36,985,952
296	MSCI, Inc.	34,739
71,875	Murphy Oil Corp.	1,922,656
116,328	National Oilwell Varco, Inc.	3,977,254
203,000	Netflix, Inc.(a)	39,875,290
5,534	New York Community Bancorp, Inc.	69,507
53,172	Newfield Exploration Co.(a)	1,637,166
814,000	NIKE, Inc. - Class B	44,761,860
355,762	NiSource, Inc.	9,381,444
151,631	Noble Energy, Inc.	4,225,956
33,468	Northrop Grumman Corp.	9,890,798
172,675	Northwest Natural Gas Co.(b)	11,456,986
2,338,572	Occidental Petroleum Corp.	151,001,594
79,587	ONEOK, Inc.	4,319,186
1,570,320	Oracle Corp.	79,929,288
60,585	Parsley Energy, Inc. - Class A(a)	1,611,561
1,597,900	PepsiCo, Inc.	176,136,517
1,680,200	Philip Morris International, Inc.	175,816,128
149,792	Phillips 66	13,643,055
55,198	Pioneer Natural Resources Co.	8,261,485
1,178	PNC Financial Services Group, Inc. (The)	161,139
156,568	Priceline Group, Inc. (The)(a)	299,351,753
1,749	Principal Financial Group, Inc.	115,172
735	Progressive Corp. (The)	35,758
2,363	Prudential Financial, Inc.	261,017
3,066,800	QUALCOMM, Inc.	156,437,468
1,644,340	Quest Diagnostics, Inc.(b)	154,206,205
1,983,357	Range Resources Corp.	35,918,595
174,396	Raytheon Co.	31,426,159
123,000	Regeneron Pharmaceuticals, Inc.(a)	49,522,260
3,956	Regions Financial Corp.	61,239
1,016	Reinsurance Group of America, Inc.	151,770
100,560	Republic Services, Inc.	6,543,439
848	S&P Global Inc.	132,687
474,451	Schlumberger Ltd.	30,364,864
179	Signature Bank(a)	23,272
632,000	Starbucks Corp.	34,658,880
Shares		Value
UNITED STATES (continued)
675	State Street Corp.	$62,099
1,611	SunTrust Banks, Inc.	96,998
169	SVB Financial Group(a)	37,058
3,218,062	Synchrony Financial	104,973,182
1,495	T Rowe Price Group, Inc.	138,886
73,322	Targa Resources Corp.	3,042,863
218,951	Target Corp.	12,926,867
863	TD Ameritrade Holding Corp.	43,141
2,560,000	Texas Instruments, Inc.	247,526,400
1,330,100	TJX Cos., Inc. (The)	92,840,980
366	Torchmark Corp.	30,792
1,733	Travelers Cos., Inc. (The)	229,536
891,200	UnitedHealth Group, Inc.	187,348,064
2,969	Unum Group	154,507
3,931,559	US Bancorp	213,798,178
113,758	Vail Resorts, Inc.	26,052,857
159,642	Valero Energy Corp.	12,594,157
3,435,865	Verizon Communications, Inc.	164,474,858
784,000	Visa, Inc. - Class A	86,224,320
619	Voya Financial, Inc.	24,859
1,026,200	Wabtec Corp.	78,504,300
1,084,800	Walgreens Boots Alliance, Inc.	71,889,696
482,060	Wal-Mart Stores, Inc.	42,088,659
530,000	Walt Disney Co. (The)	51,839,300
486,878	Waste Management, Inc.	40,006,765
16,581	Wells Fargo & Co.	930,857
466,100	Whirlpool Corp.	76,407,773
287,829	Williams Cos., Inc. (The)	8,203,127
562,000	Workday, Inc. - Class A(a)	62,376,380
1,810	WR Berkley Corp.	124,130
900	Yum China Holdings, Inc.(a)	36,315
		8,164,565,941
Total Common Stocks (Cost $12,062,397,755)		15,340,503,250
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
47,468	Plains GP Holdings LP - Class A(b)	968,347
Total Master Limited Partnerships (Cost $1,402,335)		968,347
PREFERRED STOCKS — 1.0%
BRAZIL — 0.0%
6,600	Banco Bradesco SA	70,130
1,235	Braskem SA - Class A	19,631
4,257	Gerdau SA - Preference Shares	14,249
6,920	Itau Unibanco Holding SA	89,290
9,859	Itausa - Investimentos Itau SA(b)	31,795
3,028	Lojas Americanas SA - Preference Shares(b)	16,189
1,273,734	Petroleo Brasileiro SA(a)	6,541,354
922	Telefonica Brasil SA	14,228

See Notes to Financial Statements.

42

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

Shares		Value
BRAZIL (continued)
3,763	Vale SA(b)	$34,475
		6,831,341
CHILE — 0.0%
3,307	Embotelladora Andina SA - Class B	16,954
391	Sociedad Quimica y Minera de Chile SA - Class B	23,354
		40,308
COLUMBIA — 0.0%
1,257	Bancolombia SA	11,983
GERMANY — 0.1%
36,344	Fuchs Petrolub SE	2,040,349
28,104	Henkel AG & Co. KGaA	3,944,800
163,300	Schaeffler AG	2,584,138
16,054	Volkswagen AG	2,915,407
		11,484,694
SOUTH KOREA — 0.9%
25	LG Household & Health Care Ltd.	14,616
76,740	Samsung Electronics Co. Ltd.(b)	153,432,052
9,400	Samsung Electronics Co. Ltd. - GDR	9,397,063
		162,843,731
Total Preferred Stocks (Cost $116,890,162)		181,212,057
RIGHTS/WARRANTS — 0.0%
China — 0.0%
452	CTBH Financial Rights(a)	0
Hong Kong — 0.0%
4,431	China Literature Rights, Expiring 11/03/17(a)	0
Total Rights/Warrants (Cost $0)		0

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 5.0%
Federal Home Loan Bank — 5.0%
$223,000,000	1.01%, 11/10/17(d)	222,943,581
10,000,000	1.01%, 11/14/17(d)	9,996,349
180,000,000	1.02%, 11/17/17(d)	179,919,180
130,000,000	1.01%, 11/20/17(d)	129,930,710
70,000,000	1.01%, 11/21/17(d)	69,960,730
12,000,000	1.02%, 11/27/17(d)	11,991,252
100,000,000	1.02%, 12/01/17(d)	99,913,300
25,000,000	1.02%, 12/04/17(d)	24,976,175
40,000,000	1.02%, 12/05/17(d)	39,960,720
Principal Amount		Value
Federal Home Loan Bank (continued)
$75,000,000	0.00%, 12/11/17(d)	$74,913,300
Total U.S. Government Agencies (Cost $864,509,887)		864,505,297

Shares
EXCHANGE TRADED FUNDS — 3.7%
131,300	iShares Edge MSCI USA Momentum Factor ETF	13,195,650
110,750	iShares Global Infrastructure ETF	5,043,555
1,277,000	iShares MSCI ACWI ex US ETF(b)	62,930,560
1,001,075	iShares S&P 500 Index Fund	259,088,221
52,300	iShares US Financials ETF	5,997,763
64,500	iShares US Technology ETF	10,422,555
7,027,000	VanEck Vectors Gold Miners ETF	157,966,960
1,608,555	VanEck Vectors Junior Gold Miners ETF	51,457,674
298,000	Vanguard Financials ETF	19,971,960
254,500	Vanguard Information Technology ETF	41,542,035
45,200	Vanguard Materials ETF	6,023,351
Total Exchange Traded Funds (Cost $623,373,998)		633,640,284
INVESTMENT COMPANY — 1.3%
225,875,865	Federated Government Obligations Fund, 0.68%(e)	225,875,865
Total Investment Company (Cost $225,875,865)		225,875,865
TOTAL INVESTMENTS — 100.0% (Cost $13,894,450,002)		$17,246,705,100
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(3,226,332)
NET ASSETS — 100.0%		$17,243,478,768

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $1,578,640,002 or 9.16% of net assets.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $10,943 which is less than 0.01% of net assets.
(d)	The rate represents the annualized yield at time of purchase.
(e)	The rate shown represents the current yield as of October 31, 2017.

See Notes to Financial Statements.

43

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)
October 31, 2017

The following abbreviations are used in the report:

ADR-American Depositary Receipt
CDI-Chess Depositary Interests
CPO-Certificate of Participation
DVR-Differential Voting Rights
GDR-Global Depositary Receipt
REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	18.3%
Consumer Discretionary	13.6
Consumer Staples	13.2
Industrials	9.3
Health Care	8.6
Energy	8.3
Banks	6.2
Diversified Financials	3.3
Insurance	3.2
Materials	2.8
Telecommunication Services	2.1
Utilities	0.6
Real Estate	0.5
Other*	10.0
100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. Government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

See Notes to Financial Statements.

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments
October 31, 2017

Shares		Percentage of Net Assets (%)	Value
COMMON STOCKS — 90.6%
ARGENTINA — 0.0%
3,549	Other Securities	0.0	$852,860
AUSTRALIA — 1.7%
34,418,832	Other Securities	1.7	109,966,618
AUSTRIA — 0.2%
373,883	Other Securities	0.2	12,812,250
BELGIUM — 0.4%
674,174	Other Securities	0.4	23,906,321
BERMUDA — 0.8%
403,425	Argo Group International Holdings Ltd.(a)	0.4	25,395,604
473,001	Other Securities	0.4	25,881,863
			51,277,467
BRAZIL — 0.5%
4,808,431	Other Securities	0.5	30,638,448
CAMBODIA — 0.0%
320,000	Other Securities	0.0	258,415
CANADA — 2.4%
1,328,652	CAE, Inc.	0.4	23,543,124
789,000	Ritchie Bros Auctioneers, Inc.	0.3	22,115,670
8,667,929	Other Securities	1.7	114,099,783
			159,758,577
CAYMAN ISLANDS — 0.0%
37,682	Other Securities	0.0	1,017,744
CHILE — 0.1%
49,832,011	Other Securities	0.1	7,285,558
CHINA — 1.5%
122,136,986	Other Securities	1.5	99,510,403
CYPRUS — 0.0%
23,857	Other Securities	0.0	169,406
DENMARK — 0.4%
1,150,490	Other Securities	0.4	28,217,583
FAEROE ISLANDS — 0.0%
8,144	Other Securities	0.0	346,481
FINLAND — 0.4%
1,625,034	Other Securities	0.4	27,798,398
FRANCE — 1.9%
2,984,486	Other Securities	1.9	127,008,993
GABON — 0.0%
72	Other Securities	0.0	11,791
GEORGIA — 0.0%
5,317	Other Securities	0.0	251,398
GERMANY — 2.6%
3,290,667	Other Securities	2.6	172,650,406
GIBRALTAR — 0.0%
23,380	Other Securities	0.0	77,847
Shares		Percentage of Net Assets (%)	Value
GREECE — 0.0%
3,158,945	Other Securities	0.0	$2,906,356
HONG KONG — 1.2%
143,872,080	Other Securities	1.2	79,441,509
HUNGARY — 0.0%
58,553	Other Securities	0.0	373,437
INDIA — 0.8%
15,842,558	Other Securities	0.8	50,188,951
INDONESIA — 0.1%
151,554,364	Other Securities	0.1	8,439,619
IRELAND — 1.5%
826,557	Allegion Plc	1.1	68,926,588
1,772,801	Other Securities	0.4	26,187,171
			95,113,759
ISLE OF MAN — 0.0%
101,926	Other Securities	0.0	1,042,246
ISRAEL — 1.2%
561,733	Check Point Software Technologies Ltd.(b)	1.0	66,121,591
7,144,140	Other Securities	0.2	14,624,576
			80,746,167
ITALY — 0.6%
6,796,747	Other Securities	0.6	39,536,797
JAPAN — 5.2%
325,700	Nifco, Inc.	0.3	21,196,781
19,088,520	Other Securities	4.9	318,680,216
			339,876,997
JERSEY CHANNEL ISLANDS — 0.0%
477,993	Other Securities	0.0	2,111,923
JORDAN — 0.0%
29,542	Other Securities	0.0	456,708
LIECHTENSTEIN — 0.0%
1,192	Other Securities	0.0	119,786
LUXEMBOURG — 0.3%
493,376	Other Securities	0.3	17,948,417
MACAU — 0.0%
99,000	Other Securities	0.0	15,863
MALAYSIA — 0.2%
19,992,948	Other Securities	0.2	11,298,392
MALTA — 0.0%
54,127	Other Securities	0.0	691,163
MEXICO — 0.2%
3,856,537	Other Securities	0.2	10,327,082
MONACO — 0.0%
17,500	Other Securities	0.0	239,972
NETHERLANDS — 0.7%
2,038,768	Other Securities	0.7	43,210,252

See Notes to Financial Statements.

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)
October 31, 2017

Shares		Percentage of Net Assets (%)	Value
NEW ZEALAND — 0.6%
14,240,250	Other Securities	0.6	$41,053,792
NORWAY — 0.2%
3,102,984	Other Securities	0.2	9,922,352
PANAMA — 0.0%
841	Other Securities	0.0	103,603
PERU — 0.0%
69,232	Other Securities	0.0	749,055
PHILIPPINES — 0.1%
13,992,065	Other Securities	0.1	3,933,311
POLAND — 0.2%
2,633,317	Other Securities	0.2	10,140,017
PORTUGAL — 0.0%
3,449,944	Other Securities	0.0	2,364,843
PUERTO RICO — 0.0%
86,700	Other Securities	0.0	1,300,500
ROMANIA — 0.0%
13,747	Other Securities	0.0	192,183
RUSSIA — 0.1%
2,673,223	Other Securities	0.1	4,822,033
SINGAPORE — 0.8%
31,136,384	Other Securities	0.8	52,173,563
SOUTH AFRICA — 0.3%
5,928,901	Other Securities	0.3	20,614,347
SOUTH KOREA — 0.9%
3,451,567	Other Securities	0.9	58,874,407
SPAIN — 0.4%
3,405,427	Other Securities	0.4	24,871,882
SWEDEN — 0.9%
3,632,952	Other Securities	0.9	58,928,672
SWITZERLAND — 1.2%
1,398,579	Other Securities	1.2	81,580,696
TAIWAN — 1.2%
94,640,455	Other Securities	1.2	81,110,100
THAILAND — 0.2%
48,022,102	Other Securities	0.2	11,758,868
TURKEY — 0.1%
7,941,584	Other Securities	0.1	8,727,426
UNITED KINGDOM — 5.1%
397,317	Croda International Plc	0.4	22,078,737
846,861	STERIS Plc(a)	1.2	79,037,537
32,347,761	Other Securities	3.5	231,103,378
			332,219,652
UNITED STATES — 53.4%
755,687	Advance Auto Parts, Inc.	0.9	61,769,855
598,824	ANSYS, Inc.(b)	1.3	81,865,229
1,725,795	Axalta Coating Systems Ltd.(b)	0.9	57,382,684
402,451	Blackbaud, Inc.	0.6	40,768,286
Shares		Percentage of Net Assets (%)	Value
UNITED STATES (continued)
405,400	CommVault Systems, Inc.(b)	0.3	$21,101,070
464,417	CONMED Corp.(a)	0.4	24,251,856
319,220	Cooper Cos., Inc. (The)	1.2	76,695,797
1,801,569	CoreLogic, Inc.(a)(b)	1.3	84,493,586
1,139,400	DENTSPLY SIRONA, Inc.	1.1	69,583,158
995,500	Dover Corp.	1.5	95,060,295
794,152	Dun & Bradstreet Corp. (The)(a)	1.4	92,780,778
591,377	Financial Engines, Inc.(a)	0.3	21,348,710
305,000	Guidewire Software, Inc.(b)	0.4	24,393,900
3,594,109	Hanesbrands, Inc.	1.2	80,867,453
452,674	HB Fuller Co.	0.4	25,743,570
111,377	ICU Medical, Inc.(b)	0.3	21,284,145
430,832	IDEX Corp.(a)	0.8	55,236,971
673,948	Integra LifeScience Holdings Corp.(b)	0.5	31,527,287
450,800	JM Smucker Co. (The)	0.7	47,807,340
481,625	John Wiley & Sons, Inc. - Class A(a)	0.4	26,320,806
1,641,755	KAR Auction Services, Inc.(a)	1.2	77,704,264
673,400	Laboratory Corp of America Holdings(b)	1.6	103,508,314
220,617	LogMein, Inc.	0.4	26,705,688
1,441,000	Nasdaq, Inc.(a)	1.6	104,688,650
450,000	New Relic, Inc.(b)	0.4	23,098,500
1,818,900	Newell Brands, Inc.	1.1	74,174,742
385,000	NuVasive, Inc.(b)	0.3	21,841,050
421,043	Omnicell, Inc.(b)	0.3	20,967,941
525,984	Qualys, Inc.(a)(b)	0.4	27,824,554
11,694,600	Samsonite International SA(a)	0.7	48,793,708
1,099,664	SIX Flags Entertainment Corp.	1.1	69,047,903
589,128	Snap-on, Inc.	1.4	92,952,616
811,000	Snyder’s-Lance, Inc.(a)	0.5	30,517,930
646,803	Spectrum Brands Holdings, Inc.(a)	1.1	71,096,586
1,489,500	Vantiv, Inc. - Class A(b)	1.6	104,265,000
1,123,982	Wabtec Corp.(a)	1.3	85,984,623
401,851	Waters Corp.(b)	1.2	78,782,889
1,100,600	Welbilt, Inc.(b)	0.4	24,279,236
175,353	WEX, Inc.(b)	0.3	21,671,877
947,444	Wolverine World Wide, Inc.	0.4	25,865,221
276,270	Woodward, Inc.	0.3	21,363,959
996,731	Wyndham Worldwide Corp.	1.6	106,500,707
37,707,045	Other Securities	18.3	1,200,910,638
			3,502,829,372
Total Common Stocks (Cost $4,406,488,739)			5,946,173,034
INVESTMENT COMPANY — 0.5%
30,936,229	SEI Daily Income Trust Government II Fund, Class A 0.88%(c)	0.5	30,936,229
Total Investment Company (Cost $30,936,229)			30,936,229

See Notes to Financial Statements.

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)
October 31, 2017

Shares		Percentage of Net Assets (%)	Value
EXCHANGE TRADED FUNDS — 3.1%
2,231,500	SPDR S&P Oil & Gas Exploration & Production ETF	1.2	$76,495,820
2,178,600	VanEck Vectors Gold Miners ETF	0.7	48,974,928
1,565,365	VanEck Vectors Junior Gold Miners ETF	0.8	50,076,026
1,164,000	VanEck Vectors Oil Services ETF	0.4	28,215,360
Total Exchange Traded Funds (Cost $208,953,327)			203,762,134

RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
12,061	Other Securities	0.0	2,149
AUSTRIA — 0.0%
9,812	Other Securities	0.0	0
BRAZIL — 0.0%
25,249	Other Securities	0.0	1,507
CHILE — 0.0%
933,622	Other Securities	0.0	8,655
CHINA — 0.0%
18,134	Other Securities	0.0	0
FRANCE — 0.0%
34,332	Other Securities	0.0	1,600
INDIA — 0.0%
10,042	Other Securities	0.0	3,484
MALAYSIA — 0.0%
161,393	Other Securities	0.0	5,711
SOUTH KOREA — 0.0%
7,032	Other Securities	0.0	31,989
SPAIN — 0.0%
163,639	Other Securities	0.0	60,147
TAIWAN — 0.0%
104,411	Other Securities	0.0	10,023
THAILAND — 0.0%
73,140	Other Securities	0.0	38,431
UNITED STATES — 0.0%
9,600	Other Securities	0.0	0
Total Rights/Warrants (Cost $93,858)			163,696
Principal Amount		Percentage of Net Assets (%)	Value
U.S. GOVERNMENT AGENCIES — 3.5%
Federal Home Loan Bank — 3.5%
$8,000,000	0.50%, 11/01/2017(d)	0.1	$8,000,000
5,000,000	1.01%, 11/08/2017(d)	0.1	4,999,020
72,000,000	1.01%, 11/10/2017(d)	1.1	71,981,784
29,000,000	1.01%, 11/13/2017(d)	0.4	28,990,227
20,000,000	1.02%, 11/17/2017(d)	0.3	19,991,020
17,000,000	1.02%, 11/22/2017(d)	0.3	16,989,987
26,000,000	1.02%, 12/04/2017(d)	0.4	25,975,222
54,000,000	1.02%, 12/06/2017(d)	0.8	53,945,406
Total U.S. Government Agencies (Cost $230,874,583)			230,872,666

U.S. GOVERNMENT SECURITIES — 0.5%
U.S. Treasury Bills — 0.5%
30,000,000	0.88%, 11/02/2017(d)	0.5	29,999,234
Total U.S. Government Securities (Cost $29,999,267)			29,999,234

Shares
CASH SWEEP — 1.5%
99,156,152	Citibank - US Dollars on Deposit in Custody Account, 0.10%(c)	1.5	$99,156,152
Total Cash Sweep (Cost $99,156,152)			99,156,152
TOTAL INVESTMENTS — 99.7% (Cost $5,006,502,155)			$6,541,063,145
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			21,318,125
NET ASSETS — 100.0%			$6,562,381,270

(a)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $476,084,778 or 7.25% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the current yield as of October 31, 2017.
(d)	The rate represents the annualized yield at time of purchase.

See Notes to Financial Statements.

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)
October 31, 2017

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	28,929,616	NZD	41,822,000	Citibank N.A.	01/31/18	$354,673
						$354,673

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Level 3 common stocks and rights with a value of $1,541,852 (cost of $9,019,653) or 0.02% of net assets were fair valued by the Board of Directors.

The following abbreviations are used in the report:

NZD — New Zealand Dollar

USD — U.S. Dollar

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	20.9%
Consumer Discretionary	14.7
Information Technology	13.5
Health Care	12.7
Consumer Staples	6.6
Materials	5.9
Banks	4.4
Diversified Financials	3.3
Real Estate	2.8
Insurance	2.3
Utilities	2.0
Energy	0.9
Telecommunication Services	0.4
Financials	0.2
Other*	9.4
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, U.S government securitities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

See Notes to Financial Statements.

48

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	October 31, 2017

Shares		Value
COMMON STOCKS — 9.6%
BELGIUM — 0.0%
24,233	Colruyt SA	$1,239,483
BERMUDA — 0.5%
47,577	Aspen Insurance Holdings Ltd.	2,041,053
166,532	Axis Capital Holdings Ltd.	9,057,675
19,737	Everest Re Group Ltd.	4,686,550
40,926	Renaissancere Holdings Ltd.	5,662,521
73,736	Validus Holdings, Ltd.	3,840,171

		25,287,970
BRAZIL — 0.0%
146,300	Fibria Celulose SA	2,334,950
CANADA — 0.0%
21,416	Waste Connections, Inc.	1,513,114
CHINA — 0.2%
1,831,000	China Lesso Group Holdings Ltd.	1,222,795
8,612,000	China SCE Property Holdings Ltd.	3,885,744
2,948,000	China Shenhua Energy Co. Ltd. - H Shares	7,043,700

		12,152,239
DENMARK — 0.0%
14,642	ALK-Abello A/S	2,290,875
EGYPT — 0.0%
85,356	Eastern Tobacco	1,535,772
FRANCE — 0.1%
48,315	BioMerieux	3,789,875
GERMANY — 0.2%
71,119	Daimler AG	5,905,872
6,181	Rational AG	4,053,563

		9,959,435
HONG KONG — 0.2%
4,772,000	Anxin-China Holdings Ltd.(a)(b)(c)	44,164
2,236,000	China Lumena New Materials Corp.(a)(b)(c)	0
237,500	CK Infrastructure Holdings, Ltd.	2,067,097
2,689,500	Hopewell Highway Infrastructure Ltd.(a)	1,668,570
154,000	VTech Holdings Ltd.	2,189,171
1,740,500	Yue Yuen Industrial Holdings Ltd.	6,670,719

		12,639,721
INDONESIA — 0.1%
257,300	Gudang Garam Tbk PT	1,328,000
391,000	Unilever Indonesia Tbk PT	1,429,943

		2,757,943
ISRAEL — 0.0%
3,402,861	Oil Refineries Ltd.	1,748,179
Shares		Value
JAPAN — 0.8%
51,700	Adastria Co. Ltd.	$1,122,163
158,900	Duskin Co. Ltd.	4,332,175
114,000	Fukuyama Transporting Co. Ltd.(a)	3,684,535
26,400	Kura Corp.	1,179,473
42,200	Mochida Pharmaceutical Co. Ltd.(a)	3,073,005
98,700	Nikon Corp.	1,860,201
187,000	Nippon Kayaku Co. Ltd.	2,957,003
27,100	Nippon Telegraph & Telephone Corp.	1,304,413
437,700	NTT Data Corp.	5,069,706
72,200	Osaka Gas Co. Ltd.	1,389,646
28,800	Paramount Bed Holdings Co. Ltd.	1,262,636
250,800	Takasago Thermal Engineering Co. Ltd.(a)	4,395,976
58,400	Toyo Suisan Kaisha Ltd.	2,236,771
262,900	Yokogawa Electric Corp.	4,943,320
186,200	Zensho Holdings Co. Ltd.	3,440,536

		42,251,559
LUXEMBOURG — 0.0%
1,185,250	L’Occitane International SA(a)	2,251,571
MALAYSIA — 0.0%
3,287,200	Sunway Real Estate Investment Trust, REIT(a)	1,335,534
MOROCCO AND ANTILLES — 0.1%
61,761	Attijariwafa Bank	3,075,501
NETHERLANDS — 0.1%
127,785	Aalberts Industries NV	6,303,066
PAKISTAN — 0.0%
424,300	Engro Corp. Ltd.	1,119,893
196,550	Lucky Cement Ltd.	908,401

		2,028,294
QATAR — 0.1%
102,265	Ooredoo QSC	2,412,513
SOUTH AFRICA — 0.0%
345,580	Gold Fields Ltd.	1,379,509
SOUTH KOREA — 0.1%
35,424	GS Retail Co. Ltd.	1,056,064
144,751	LG Display Co. Ltd.	3,785,607
225,721	LG Uplus Corp.	2,588,936

		7,430,607
SWITZERLAND — 0.1%
24,355	Schindler Holding AG	5,519,637
TAIWAN — 0.8%
9,518,250	Chang Hwa Commercial Bank Ltd.(a)	5,160,012
8,950,339	E.Sun Financial Holding Co. Ltd.	5,445,671
7,903,980	First Financial Holding Co. Ltd.	5,097,313

See Notes to Financial Statements.

49

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
TAIWAN (continued)
1,065,880	Foxconn Technology Co. Ltd.	$3,396,312
1,367,000	Hon Hai Precision Industry Co. Ltd.	5,076,477
9,385,950	Hua Nan Financial Holdings Co. Ltd.	5,134,972
1,797,000	LCY Chemical Corp.	2,454,829
759,000	Novatek Microelectronics Corp.	2,806,031
2,262,000	Siliconware Precision Industries Co. Ltd.	3,585,059
2,011,000	Uni-President Enterprises Corp.	4,200,766

		42,357,442
UNITED ARAB EMIRATES — 0.0%
443,572	Emirates Telecommunications Group Co. PJSC	2,155,871
UNITED KINGDOM — 0.1%
507,704	Cineworld Group Plc	4,480,753
UNITED STATES — 6.1%
24,953	3M Co.	5,743,931
86,109	AGNC Investment Corp. REIT	1,733,374
117,986	Altria Group, Inc.	7,577,061
52,941	American Financial Group, Inc.	5,584,746
28,607	Amgen, Inc.	5,012,518
70,463	Amphenol Corp. Class A	6,130,281
262,679	Annaly Capital Management, Inc., REIT	3,010,301
17,313	Anthem, Inc.	3,622,053
442,833	Apollo Investment Corp.	2,621,571
58,655	Aptargroup, Inc.	5,107,091
91,414	Arthur J Gallagher & Co.	5,789,249
436,407	AT&T, Inc.	14,685,095
42,594	Automatic Data Processing, Inc.	4,951,978
12,378	BlackRock, Inc.	5,827,934
157,370	Brinker International, Inc.	4,834,406
122,448	Brown & Brown, Inc.	6,102,808
19,880	Cardinal Health, Inc.	1,230,572
68,050	CBOE Holdings, Inc.	7,693,733
50,000	Celgene Corp.(c)	5,048,500
46,457	Cheesecake Factory, Inc. (The)	2,078,486
69,631	Clorox Co. (The)	8,810,410
132,742	Conagra Brands, Inc.	4,534,467
16,475	Consolidated Edison, Inc.	1,417,674
16,366	Cracker Barrel Old Country Store, Inc.	2,555,223
104,142	Darden Restaurants, Inc.	8,567,762
57,949	Dr Pepper Snapple Group, Inc.	4,963,911
88,864	Equity Commonwealth REIT(c)	2,670,363
54,870	Estee Lauder Cos., Inc. (The) - Class A	6,135,015
26,219	General Dynamics Corp.	5,321,933
1,725,000	General Motors Co., Escrow Shares(a)(b)(c)	258,750
46,408	IDEX Corp.	5,949,970
35,974	Illinois Tool Works, Inc.	5,630,650
50,151	Jack Henry & Associates, Inc.	5,523,130
45,240	JM Smucker Co. (The)	4,797,702
Shares		Value
UNITED STATES (continued)
39,158	Johnson & Johnson	$5,459,017
5,355	Lockheed Martin Corp.	1,650,197
111,611	Loews Corp.	5,525,860
66,664	Marsh & McLennan Cos., Inc.	5,395,118
54,252	McCormick & Co., Inc. - Non Voting Shares	5,399,701
62,188	Motorola Solutions, Inc.	5,630,502
84,303	NIC, Inc.	1,433,151
78,636	NiSource, Inc.	2,073,631
4,913	Northrop Grumman Corp.	1,451,939
65,517	Northwest Natural Gas Co.	4,347,053
64,934	Omnicom Group, Inc.	4,362,915
45,914	PepsiCo, Inc.	5,061,100
100,000	PG&E Corp.	5,777,000
22,794	ProAssurance Corp.	1,277,604
36,443	Quest Diagnostics, Inc.	3,417,625
25,231	Raytheon Co.	4,546,626
40,236	Reinsurance Group of America, Inc.	6,010,454
81,343	Republic Services, Inc.	5,292,989
95,557	RPM International, Inc.	5,096,055
102,278	Sonoco Products Co.	5,296,978
112,038	Southern Co. (The)	5,848,384
36,037	Stanley Black & Decker, Inc.	5,821,777
36,324	Stryker Corp.	5,625,498
65,851	T Rowe Price Group, Inc.	6,117,558
41,588	Target Corp.	2,455,356
29,456	Thermo Fisher Scientific, Inc.	5,709,456
81,983	Travelers Cos., Inc. (The)	10,858,648
110,523	Unum Group.	5,751,617
8,475	Vail Resorts, Inc.	1,940,945
56,318	Verizon Communications, Inc.	2,695,943
121,263	Wal-Mart Stores, Inc.	10,587,473
49,928	Walt Disney Co. (The)	4,883,457
70,468	Waste Management, Inc.	5,790,356
76,966	WR Berkley Corp.	5,278,328

		335,392,959
Total Common Stocks (Cost $482,770,213)		535,624,372

CLOSED-END FUNDS — 4.0%
UNITED STATES — 4.0%
327,779	AllianceBernstein Global High Income Fund, Inc.(a)	4,244,738
242,711	Apollo Tactical Income Fund, Inc.(a)	3,907,647
380,115	Ares Dynamic Credit Allocation Fund, Inc.(a)	6,252,892
180,658	Barings Global Short Duration High Yield Fund(a)	3,732,394
62,159	Barings Participation Investors(a)	896,954
299,790	BlackRock Credit Allocation Income Trust(a)	4,005,195

See Notes to Financial Statements.

50

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
165,570	Blackrock Defined Opportunity Credit Trust(a)(b)	$0
598,000	BlackRock Income Trust, Inc.(a)	3,707,600
413,675	Blackrock Limited Duration Income Trust(a)	6,639,484
569,397	Blackrock Multi-Sector Income Trust(a)	10,562,314
823,586	Blackstone/GSO Strategic Credit Fund(a)	13,062,074
202,889	Brookfield Real Assets Income Fund, Inc(a)	4,847,018
466,845	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	12,390,066
186,550	Cohen & Steers Quality Income Realty Fund, Inc.	2,331,875
149,228	Cohen & Steers REIT and Preferred Income Fund, Inc.(a)	3,165,126
401,757	Doubleline Income Solutions Fund	8,408,774
106,106	Eaton Vance Municipal Income Trust(a)	1,329,508
113,768	First Trust High Income Long/Short Fund	1,923,817
368,105	First Trust Intermediate Duration Preferred & Income Fund(a)	9,129,004
16,621	Guggenheim Credit Allocation Fund	376,133
151,895	Guggenheim Strategic Opportunities Fund(a)	3,236,883
215,060	Invesco Advantage Municipal Income Trust II(a)	2,415,812
823,711	Invesco Dynamic Credit Opportunities Fund(a)	9,793,924
2,391,677	Invesco Senior Income Trust(a)	10,595,129
100,000	Invesco Value Municipal Income Trust	1,469,000
134,052	KKR Income Opportunities Fund(a)	2,261,457
157,191	Legg Mason BW Global Income Opportunities Fund, Inc.(a)	2,043,483
322,701	NexPoint Credit Strategies Fund(a)	7,641,560
111,600	Nuveen Credit Strategies Income Fund	931,860
153,000	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	2,321,010
77,740	Nuveen Mortgage Opportunity Term Fund(a)	2,008,024
831,320	Nuveen Preferred & Income Securities Fund(a)	8,554,283
206,585	Nuveen Preferred & Income Term Fund(a)	5,199,744
621,803	PIMCO Dynamic Credit Income Fund	14,133,582
Shares		Value
UNITED STATES (continued)
627,384	PIMCO Income Strategy Fund II(a)	$6,706,735
488,946	Pioneer Floating Rate Trust(a)	5,882,020
311,352	Pioneer Municipal High Income Advantage Trust(a)	3,552,526
332,733	Prudential Global Short Duration High Yield Fund, Inc.(a)	4,904,485
486,973	Prudential Short Duration High Yield Fund, Inc.(a)	7,377,641
81,873	Stone Harbor Emerging Markets Income Fund	1,368,917
1,571,093	Voya Prime Rate Trust(a)	8,059,707
765,400	Wells Fargo Advantage Income Opportunities Fund(a)	6,513,554
486,959	Western Asset High Income Fund II, Inc.(a)	3,472,018

Total Closed-End Funds (Cost $209,567,355)		221,355,967
EXCHANGE TRADED FUNDS — 15.4%
UNITED STATES — 15.4%
725,000	Alerian MLP ETF	7,772,000
168,790	Consumer Discretionary Select Sector SPDR Fund	15,526,992
450,000	Energy Select Sector SPDR Fund	30,559,500
1,400,000	Financial Select Sector SPDR Fund	37,240,000
359,595	Health Care Select Sector SPDR Fund	29,166,750
990,000	iShares Edge MSCI Minimum Volatility USA ETF	50,806,800
50,000	iShares Global Healthcare ETF	5,543,000
2,896,135	iShares MSCI EAFE ETF	201,657,880
925,000	iShares MSCI Emerging Markets Index Fund	42,809,000
1,292,835	iShares MSCI Germany ETF	42,754,053
1,228,750	iShares MSCI Japan ETF	72,066,188
155,000	iShares MSCI Taiwan Capped ETF	5,905,500
660,000	iShares MSCI United Kingdom ETF	23,139,600
200,000	iShares Russell 1000 Value ETF	23,878,000
90,000	iShares US Aerospace & Defense ETF	16,242,300
511,000	iShares US Preferred Stock ETF	19,668,390
200,000	Materials Select Sector SPDR Fund	11,800,000
219,600	SPDR S&P Dividend ETF	20,308,608
77,107	Technology Select Sector SPDR Fund	4,853,886
825,000	VanEck Vectors Russia ETF	17,976,750
1,315,000	Vanguard FTSE Europe ETF	77,059,000
455,000	Vanguard Total Stock Market ETF	60,210,150

See Notes to Financial Statements.

51

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Shares			Value
UNITED STATES (continued)
530,000		WisdomTree Europe Hedged Equity Fund	$35,197,300
Total Exchange Traded Funds (Cost $784,084,016)			852,141,647

PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
104,500		New York Community Capital Trust V, 6.00%(a)	5,277,250
Total Preferred Stocks (Cost $5,090,925)			5,277,250

RIGHTS/WARRANTS — 0.0%
UNITED STATES — 0.0%
136,053		KKR Income Opportunities Fund(a)(c)	$43,265
Total Rights/Warrants (Cost $0)			43,265

Contracts
CALL OPTIONS PURCHASED — 0.0%
125,000		PowerShares DB US Dollar Index Bullish Fund, Strike $25.00, Expires 01/19/18, (Notional amount $312,500,000)	1,875,000
Total Call Options Purchased (Cost $1,667,748)			1,875,000

Principal Amount			Value
BANK LOANS — 1.2%
BELGIUM — 0.0%
1,000,000	(d)	ADB Safegate BVBA First Lien Term Loan, (EURIBOR + 3.500%), 3.50%, 10/02/24(e)	1,175,042
CAYMAN ISLANDS — 0.0%
1,000,000	(f)	Richmond Cayman LP First Lien Term Loan B, (LIBOR + 4.250%), 4.65%, 03/03/24(e)	1,323,695
FINLAND — 0.0%
1,000,000	(d)	Nordic Packaging & Container Finland Holdings First Lien Term Loan B, (EURIBOR + 5.000%), 5.00%, 11/04/23(e)	1,174,751
Principal Amount			Value
FRANCE — 0.1%
2,000,000	(d)	Assystem First Lien Term Loan B, (EURIBOR + 4.750%), 4.75%, 09/28/24(e)	$2,296,221
2,000,000	(d)	Hera SAS First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 09/20/24(e)	2,334,079
			4,630,300
GERMANY — 0.2%
20,000,000	(d)	Amedes Holding AG First Lien Term Loan B, (EURIBOR + 4.750%), 4.75%, 08/19/22(e)	2,231,898
2,000,000	(d)	ColourOz Investment 1 GmbH First Lien Term Loan B, (EURIBOR + 3.000%), 3.00%, 09/07/21(e)	2,278,446
435,134	(d)	Douglas GmbH First Lien Term Loan B1, (EURIBOR + 3.500%), 3.50%, 08/13/22(e)	508,229
225,273	(d)	Douglas GmbH First Lien Term Loan B2, (EURIBOR + 3.500%), 3.50%, 08/13/22(e)	263,115
393,673	(d)	Douglas GmbH First Lien Term Loan B3, (EURIBOR + 3.500%), 3.50%, 08/13/22(e)	459,803
394,803	(d)	Douglas GmbH First Lien Term Loan B4, (EURIBOR + 3.500%), 3.50%, 08/13/22(e)	461,124
88,027	(d)	Douglas GmbH First Lien Term Loan B5, (EURIBOR + 3.500%), 3.50%, 08/13/22(e)	102,814
297,227	(d)	Douglas GmbH First Lien Term Loan B6, (EURIBOR + 3.500%), 3.50%, 08/13/22(e)	347,156
165,864	(d)	Douglas GmbH First Lien Term Loan B7, (EURIBOR + 3.500%), 3.50%, 08/13/22(e)	193,726
2,000,000	(d)	OEP Trafo BidCo GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 06/30/24(e)	2,320,380
1,000,000	(d)	Riemser Arzneimittel AG First Lien Term Loan B, (EURIBOR + 5.500%), 5.50%, 06/29/23(e)	1,141,261

See Notes to Financial Statements.

52

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount			Value
GERMANY (continued)
2,000,000	(d)	SLV GmbH First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 12/16/23(e)	$2,242,335
			12,550,287
JERSEY CHANNEL ISLANDS — 0.1%
1,000,000	(f)	Capri Acquisitions Bidco Ltd. First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 10/04/24(e)	1,170,837
2,510,000	(f)	L1R HB Finance Ltd. First Lien Term Loan B, (LIBOR + 5.250%), 5.25%, 08/31/24(e)	3,250,302
			4,421,139
LUXEMBOURG — 0.2%
1,994,962	(d)	Allnex Sarl First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 09/13/23(e)	2,332,289
2,000,000	(d)	Coveris Holdings SA First Lien Term Loan, (EURIBOR + 4.000%), 4.00%, 06/26/22(e)	2,281,940
2,000,000	(d)	Orbiter Group Sarl First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 07/12/24(e)	2,348,430
2,175,000	(d)	Swissport Financing Sarl First Lien Term Loan B, (EURIBOR + 3.750%), 3.75%, 02/10/22(e)	2,556,071
			9,518,730
NETHERLANDS — 0.1%
2,000,000	(d)	Fugue Finance BV First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 06/26/24(e)	2,338,109
2,000,000	(d)	Refresco Group NV First Lien Term Loan B, (EURIBOR + 2.750%), 2.75%, 07/21/24(e)	2,338,063
1,000,000	(d)	UPC Broadband Holding BV First Lien Term Loan, (EURIBOR + 2.750%), 2.75%, 10/15/26(e)	1,168,123
			5,844,295
SPAIN — 0.0%
2,000,000	(d)	Dorna Sports SL First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 04/12/24(e)	2,336,735
Principal Amount			Value
SWITZERLAND — 0.0%
1,000,000	(d)	Avaloq Group AG First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 06/08/24(e)	$1,162,671
UNITED KINGDOM — 0.3%
1,000,000	(d)	Belron Finance Ltd. First Lien Term Loan B, (EURIBOR + 2.750%), 2.75%, 10/25/24(e)	1,173,097
1,680,000	(f)	Camelia Bidco Ltd. First Lien Term Loan B, (LIBOR + 4.750%), 4.75%, 10/05/24(e)	2,232,332
2,000,000	(d)	Eg Finco Ltd. First Lien Term Loan D2, (EURIBOR + 4.000%), 4.00%, 01/31/23(e)	2,340,043
2,500,000	(d)	HNVR Holdco Ltd. First Lien Term Loan B, (EURIBOR + 5.000%), 5.00%, 09/12/23(e)	2,918,793
600,000	(d)	Inovyn Finance Plc, First Lien Term Loan B, (EURIBOR + 2.250%), 2.25%, 05/10/24(e)	699,175
1,000,000	(d)	Inovyn Finance Plc, First Lien Term Loan B, (EURIBOR + 2.250%), 3.00%, 04/11/24(e)	1,165,292
1,979,000	(d)	Interoute Finco Plc, First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 10/09/23(e)	2,315,472
2,000,000	(d)	Shilton Bidco Ltd. First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 07/31/24(e)	2,335,523
			15,179,727
UNITED STATES — 0.2%
1,603,000	(d)	Avantor, Inc. First Lien Term Loan, (EURIBOR + 4.250%), 4.25%, 09/22/24(e)	1,877,262
2,000,000	(d)	Canyon Valor Cos Inc. First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 06/16/23(e)	2,364,644
2,000,000	(d)	Gates Global LLC First Lien Term Loan B1, (EURIBOR + 3.500%), 3.50%, 03/31/24(e)	2,346,123

See Notes to Financial Statements.

53

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount			Value
UNITED STATES (continued)
$2,233,491		Lone Star LPST Future Funding Term Loan, (LIBOR + 3.750%), 5.06%, 10/09/18(a)(e)	$2,233,491
			8,821,520
Total Bank Loans (Cost $68,952,996)			68,138,892

CORPORATE BONDS — 10.1%
ARGENTINA — 0.0%
$1,000,000		Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(g)	$1,077,500
850,000		Arcor SAIC, 6.00%, 07/06/23(g)	914,600
			1,992,100
AUSTRIA — 0.1%
1,400,000	(h)	Raiffeisen Bank International AG, (12 yr. Euro Swap+ 5.954%), 6.13%, 12/15/49(g)(i)	1,768,927
1,000,000	(h)	Steinhoff Finance Holding GmbH., Cnv, 1.25%, 08/11/22(g)	1,057,194
			2,826,121
BERMUDA — 0.1%
1,150,000		Ooredoo International Finance Ltd., 4.75%, 02/16/21(g)	1,213,250
950,000		Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(g)	934,144
			2,147,394
BRAZIL — 0.1%
1,225,000	(d)	Votorantim Cimentos SA, 3.50%, 07/13/22(g)	1,485,088
844,000		Votorantim SA, 6.63%, 09/25/19(g)	894,218
			2,379,306
BULGARIA — 0.0%
1,500,000	(d)	Bulgarian Telecommunications Co. EAD, 6.63%, 11/15/18(g)	1,754,787
CANADA — 0.1%
1,000,000		First Quantum Minerals Ltd., 7.00%, 02/15/21(j)	1,037,500
150,000		GFL Environmental, Inc, 5.63%, 05/01/22(j)	155,625
800,000		Lions Gate Entertainment Corp., 5.88%, 11/01/24(j)	848,000
Principal Amount			Value
CANADA (continued)
$425,000		Telesat Canada / Telesat LLC, 8.88%, 11/15/24(j)	$476,000
200,000		Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(j)	212,000
600,000		Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(j)	649,500
			3,378,625
CAYMAN ISLANDS — 0.1%
1,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,051,250
421,000		Suzano Trading Ltd., 5.88%, 01/23/21(g)	452,575
3,350,000		Vale Overseas, Ltd., 5.88%, 06/10/21	3,680,879
			5,184,704
CZECH REPUBLIC — 0.0%
725,000	(d)	EP Energy AS, 4.38%, 05/01/18(g)	861,749
800,000	(d)	RESIDOMO SRO, 3.38%, 10/15/24(g)	954,058
			1,815,807
DOMINICAN REPUBLIC — 0.0%
920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(g)	998,200
FRANCE — 0.7%
600,000	(h)	Areva SA, 3.25%, 09/04/20(g)	741,977
200,000	(h)	Areva SA, 3.50%, 03/22/21	249,394
7,000,000		Carrefour SA., Cnv., 1.00%, 06/14/23(g)(k)	6,513,500
1,100,000	(h)	Casino Guichard Perrachon SA, 4.50%, 03/07/24(g)	1,448,098
800,000	(h)	Electricite de France SA, (8 yr. Euro Swap + 2.441%), 4.13%, 01/29/49(g)(i)	1,013,419
900,000	(h)	Electricite de France SA, (7 yr. Euro Swap + 3.021%), 4.25%, 12/29/49(g)(i)	1,117,871
425,000	(h)	Loxam SAS, 6.00%, 04/15/25(g)	540,928
1,500,000	(h)	NEW Areva Holding SA, 4.88%, 09/23/24	1,968,304
825,000	(h)	Numericable-SFR SAS, 5.63%, 05/15/24(g)	1,045,050
5,000,000	(f)	Orange SA., Cnv., 0.38%, 06/27/21(g)	6,575,644
525,000	(h)	PSA Tresorerie GIE, 6.00%, 09/19/33	798,144

See Notes to Financial Statements.

54

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount			Value
FRANCE (continued)
$5,000,000	(h)	Rallye SA., Cnv, 5.25%, 02/01/22(a)(g)	$6,438,706
275,000	(h)	Solvay Finance SA, (5 yr. Euro Swap + 5.223%), 5.87%, 06/03/49(g)(i)	386,803
275,000	(h)	Solvay Finance SA, (5 yr. Euro Swap + 3.700%), 5.43%, 11/12/49(g)(i)	378,888
30,000,000	(h)	Veolia Environnement SA., Cnv, 31.00%, 03/15/21(a)(g)(k)	10,396,282
			39,613,008
GERMANY — 0.1%
550,000	(h)	DEMIRE Deutsche Mittelstand Real Estate AG, 2.88%, 07/15/22(g)	656,940
325,000	(h)	IHO Verwaltungs GmbH, 3.25% cash or 4.00% payment-in-kind interest, 3.25%, 09/15/23(g)(l)	397,051
200,000	(h)	IHO Verwaltungs GmbH, 3.75% cash or 4.50% payment-in-kind interest, 3.75%, 09/15/26(g)(l)	249,278
1,650,000	(h)	Senvion Holding GmbH, 3.88%, 10/25/22(g)	1,974,857
475,000	(h)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.63%, 02/15/26(g)	605,923
			3,884,049
GUERNSEY — 0.0%
1,050,000	(h)	Globalworth Real Estate Investments, Ltd., REIT, 2.88%, 06/20/22(g)	1,254,009
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 12/31/49(b)(c)(k)(m)	0
HUNGARY — 0.0%
775,000	(h)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(g)	972,054
INDONESIA — 0.0%
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(g)	874,600
IRELAND — 0.1%
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(g)	655,496
1,750,000		Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(g)	1,769,950
975,000	(h)	Russian Railways via RZD Capital Plc, 2.18%, 02/26/18	981,773
450,000		Smurfit Kappa Acquisitions, 4.88%, 09/15/18(j)	456,885
Principal Amount			Value
IRELAND (continued)
$1,360,000	(f)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(g)	$1,880,087
			5,744,191
ITALY — 0.1%
2,625,000	(f)	Enel SpA, (5 yr. GBP Swap + 5.662%), 7.75%, 09/10/75(g)(i)	3,992,923
725,000	(h)	Wind Tre SpA, 2.63%, 01/20/23(g)	848,316
2,230,000	(h)	Wind Tre SpA, (3 mo. EURIBOR + 2.750%), 2.75%, 01/20/24(g)(n)	2,610,602
			7,451,841
JERSEY CHANNEL ISLANDS — 0.3%
1,600,000	(d)	Adient Global Holdings Ltd., 3.50%, 08/15/24(g)	1,967,664
825,000	(f)	Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22(g)	1,148,029
1,200,000	(d)	Kennedy Wilson Europe Real Estate Plc, 3.25%, 11/12/25(g)	1,477,621
1,650,000	(d)	LHC3 Plc, 4.13% cash or 4.88 payment-in-kind interest, 4.13%, 08/15/24(g)(l)	1,985,851
1,375,000	(d)	Lincoln Finance Ltd., 6.88%, 04/15/21(g)	1,690,465
350,000	(d)	Mercury Bondco Plc, 7.13% cash or 7.88% payment-in-kind interest, 7.13%, 05/30/21(g)(l)	424,918
1,700,000	(d)	Mercury Bondco Plc, 8.25% cash or 9.00% payment-in-kind interest, 8.25%, 05/30/21(g)(l)	2,088,365
5,000,000	(f)	Remgro Jersey GBP Ltd., Cnv., 2.63%, 03/22/21(g)	6,418,923
			17,201,836
LUXEMBOURG — 0.6%
125,000	(h)	Altice Financing SA, 6.50%, 01/15/22(g)	151,358
650,000	(h)	Altice Finco SA, 4.75%, 01/15/28	764,708
2,375,000	(h)	Altice Luxembourg SA, 7.25%, 05/15/22(g)	2,946,341
430,000	(f)	Cabot Financial Luxembourg SA, 6.50%, 04/01/21(g)	589,663
675,000	(h)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(g)	826,570
1,280,000	(h)	Crystal Almond SARL, 10.00%, 11/01/21(g)	1,685,737

See Notes to Financial Statements.

55

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount			Value
LUXEMBOURG (continued)
$269,247	(h)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 9.00%, 11/15/20(g)(l)	$315,200
1,200,000	(h)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(g)	1,500,184
125,000	(f)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(g)	179,134
855,000	(f)	Gazprom OAO Via Gaz Capital SA, 5.34%, 09/25/20(g)	1,220,822
800,000		Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(g)	885,962
600,000	(h)	Grand City Properties SA, (5 yr. Euro Swap + 3.888%), 3.75%, 12/18/49(i)	755,535
2,200,000	(h)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(g)	3,076,228
1,000,000		Intelsat Jackson Holdings SA, 8.00%, 02/15/24(j)	1,060,000
1,615,000	(h)	Intralot Capital Luxembourg SA, 5.25%, 09/15/24(g)	1,918,857
1,475,000	(o)	Matterhorn Telecom SA, 3.63%, 05/01/22(g)	1,519,132
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(g)	1,011,075
400,000	(h)	SES SA, (5 yr. Euro Swap + 4.664%), 4.63%, 01/02/49(g)(i)	504,380
2,150,000	(h)	SES SA, (5 yr. Euro Swap + 5.401%), 5.63%, 12/29/49(g)(i)	2,817,480
1,000,000	(h)	Takko Luxembourg 2 SCA, 9.88%, 04/15/19(g)	1,193,679
675,000	(h)	Takko Luxembourg 2 SCA, 5.38%, 11/15/23(g)	788,436
900,000	(h)	Telecom Italia Finance SA, 7.75%, 01/24/33	1,632,094
125,000	(h)	Telecom Italia Finance SA, 7.75%, 01/24/33	226,680
900,000		Ultrapar International SA, 5.25%, 10/06/26(g)	922,257
1,000,000		VM Holding SA, 5.38%, 05/04/27(g)	1,056,200
1,600,000	(h)	Wind Acquisition Finance SA, 7.00%, 04/23/21(g)	1,932,811
			31,480,523
NETHERLANDS — 0.6%
1,000,000		AT Securities BV, (5 yr. Swap Semi 30/360 US + 3.546%), 5.25%, 06/21/49(g)(i)	1,010,000
2,000,000	(h)	ATF Netherlands BV, (5 yr. Euro Swap + 4.375%), 3.75%, 01/20/43(g)(i)	2,464,822
4,000,000	(h)	Bayer Capital Corp. BV., Cnv., 5.63%, 11/22/19(j)	5,562,156
Principal Amount			Value
NETHERLANDS (continued)
$850,000	(h)	Constellium NV, 7.00%, 01/15/23(g)	$1,052,500
850,000	(h)	Digi Communications NV, 5.00%, 10/15/23(g)	1,062,203
950,000		Embraer Netherlands Finance BV, 5.05%, 06/15/25	1,002,250
600,000		Majapahit Holding BV, 7.75%, 01/20/20(g)	662,280
700,000	(h)	NE Property Cooperatief UA, 3.75%, 02/26/21(g)	890,749
250,000		Petrobras Global Finance BV, 6.13%, 01/17/22	270,250
800,000		Petrobras Global Finance BV, 8.75%, 05/23/26	969,000
1,000,000		Petrobras Global Finance BV, 7.38%, 01/17/27	1,110,500
400,000	(h)	Repsol International Finance BV, (6 yr. Euro Swap + 3.560%), 3.88%, 03/25/49(g)(i)	504,776
4,000,000	(h)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(a)(g)	4,687,541
1,000,000	(h)	Telefonica Europe BV, (8 yr. Euro Swap + 5.586%), 7.63%, 09/18/21(g)(i)	1,421,093
600,000	(h)	Telefonica Europe BV, (10 yr. Euro Swap + 4.301%), 5.88%, 03/31/49(g)(i)	820,450
800,000	(f)	Telefonica Europe BV, (5 yr. GBP Swap + 4.458%), 6.75%, 11/26/49(g)(i)	1,176,524
700,000	(h)	TenneT Holding BV, (5 yr. Euro Swap + 2.533%), 3.00%, 06/01/49(g)(i)	850,850
2,000,000		VimpelCom Holdings BV, 3.95%, 06/16/21(g)	2,010,400
400,000	(h)	Volkswagen International Finance NV, (7 yr. Euro Swap + 2.534%), 3.75%, 03/24/49(g)(i)	500,629
800,000	(h)	Volkswagen International Finance NV, (10 yr. Euro Swap + 3.370%), 3.88%, 06/14/49(g)(i)	974,979
750,000	(h)	Volkswagen International Finance NV, (10 yr. Euro Swap + 3.350%), 5.13%, 09/04/49(g)(i)	1,019,940
600,000	(h)	Vonovia Finance BV, (5 yr. Euro Swap + 3.390%), 4.00%, 12/17/49(g)(i)	771,153
1,350,000	(h)	Ziggo Secured Finance BV, 4.25%, 01/15/27(g)	1,682,278
			32,477,323

See Notes to Financial Statements.

56

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount			Value
NORWAY — 0.0%
$1,300,000	(h)	Nassa Topco AS, 2.88%, 04/06/24(g)	$1,542,840
PERU — 0.0%
800,000		InRetail Consumer, 5.25%, 10/10/21(g)	841,200
SLOVENIA — 0.0%
675,000	(h)	United Group BV, (3 mo. EURIBOR + 4.375%), 4.38%, 07/01/23(g)(n)	796,102
750,000	(h)	United Group BV, 4.88%, 07/01/24(g)	915,711
			1,711,813
SPAIN — 0.3%
2,000,000	(h)	Corp. Economica Delta SA, Cnv., 1.00%, 12/01/23(a)(g)	2,414,733
800,000	(h)	Ibercaja Banco SA, (5 yr. Euro Swap + 4.551%), 5.00%, 07/28/25(g)(i)	957,506
725,000	(h)	Masaria Investments SAU, 5.00%, 09/15/24(g)	856,233
525,000	(h)	Masaria Investments SAU, (3 mo. EURIBOR + 5.250%), 5.25%, 09/15/24(g)(n)	614,194
1,000,000	(h)	Naviera Armas SA, (3 mo. EURIBOR + 6.500%), 6.50%, 07/31/23(g)(n)	1,249,760
9,000,000	(h)	Telefonica Participaciones SAU., Cnv., 0.03%, 03/09/21(g)(k)	10,496,226
			16,588,652
SWEDEN — 0.2%
650,000	(d)	Corral Petroleum Holdings AB, 11.75% cash or 13.25% payment-in-kind interest, 11.75%, 05/15/21(g)(l)	856,990
775,000	(d)	Fastighets AB Balder, (5 yr. Euro Swap + 2.895%), 3.00%, 03/07/78(g)(i)	918,313
550,000	(d)	Intrum Justitia AB, 2.75%, 07/15/22(g)	656,372
1,300,000	(d)	Intrum Justitia AB, 3.13%, 07/15/24(g)	1,553,797
57,000,000	(h)	Recipharm AB., Cnv, 2.75%, 10/06/21(a)(g)	6,658,902
			10,644,374
TURKEY — 0.1%
850,000		Tupras Turkiye Petrol Rafinerileri AS, 4.13%, 05/02/18(g)	852,652
1,100,000		Turk Telekomunikasyon AS, 4.88%, 06/19/24(g)	1,112,518
Principal Amount			Value
TURKEY (continued)
$1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(g)	$1,315,070
			3,280,240
UNITED ARAB EMIRATES — 0.0%
775,000		DAE Funding LLC, 5.00%, 08/01/24(j)	791,469
UNITED KINGDOM — 0.5%
975,000	(h)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(g)	1,362,925
1,000,000	(h)	Cognita Financing Plc, 7.75%, 08/15/21(g)	1,381,935
350,000	(h)	Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(g)	518,074
450,000	(h)	Drax Finco Plc, (3 mo. LIBOR GBP + 4.000%), 4.45%, 05/01/22(g)(n)	610,216
4,000,000		Inmarsat Plc, Cnv., 3.88%, 09/09/23(g)	4,280,000
1,340,000	(d)	Inovyn Finance Plc, 6.25%, 05/15/21(g)	1,611,628
1,075,000	(d)	International Game Technology Plc, 4.75%, 02/15/23(g)	1,411,870
170,000	(h)	Iron Mountain Europe Plc, REIT, 6.13%, 09/15/22(g)	235,945
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(j)	1,385,313
625,000	(h)	Jerrold Finco Plc, 6.25%, 09/15/21(g)	869,520
540,000	(h)	Kirs Midco 3 Plc, 8.38%, 07/15/23(g)	742,300
375,000	(h)	Newday Bondco Plc, 7.38%, 02/01/24(g)	473,244
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(c)(j)(m)	78,750
1,100,000	(d)	TA Manufacturing Ltd., 3.63%, 04/15/23(g)	1,323,325
450,000	(d)	Titan Global Finance Plc, 3.50%, 06/17/21(g)	562,165
875,000	(d)	Travelex Financing Plc, 8.00%, 05/15/22(g)	1,043,797
950,000		Vedanta Resources Plc, 6.38%, 07/30/22(g)	993,890
5,000,000	(h)	Vodafone Group Plc, Cnv., 1.00%, 11/26/20(g)(k)	6,487,522
			25,372,419
UNITED STATES — 6.0%
5,000,000		Aceto Corp., Cnv, 2.00%, 11/01/20.	4,384,375
16,000,000		Akamai Technologies, Inc., Cnv., 1.00%, 02/15/19(k)	15,720,000

See Notes to Financial Statements.

57

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount			Value
UNITED STATES (continued)
$1,425,000	(d)	Alliance Data Systems Corp., 4.50%, 03/15/22(g)	$1,733,780
775,000	(d)	Alliance Data Systems Corp., 5.25%, 11/15/23(g)	965,726
10,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	10,362,500
4,000,000		Apollo Commercial Real Estate Finance, Inc., Cnv. REIT, 5.50%, 03/15/19	4,300,000
5,000,000		Ares Capital Corp., Cnv., 3.75%, 02/01/22(j)	5,096,875
1,125,000		Belo Corp., 7.75%, 06/01/27	1,279,687
6,000,000		Blackhawk Network Holdings, Inc., Cnv, 1.50%, 01/15/22	6,003,750
15,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20(a)	13,837,500
1,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(j)	1,025,000
840,000		Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(j)	856,901
450,000		Cheniere Energy Partners LP, 5.25%, 10/01/25(j)	463,500
8,000,000		Colony Capital, Inc., Cnv. REIT, 3.88%, 01/15/21	8,045,000
5,000,000		Cornerstone OnDemand, Inc., Cnv., 1.50%, 07/01/18	5,031,250
850,000		CSC Holdings LLC, 10.88%, 10/15/25(j)	1,041,250
12,000,000		CSG Systems International, Inc., Cnv, 4.25%, 03/15/36(a)	13,005,000
1,000,000		DISH DBS Corp., 5.88%, 11/15/24	998,750
11,000,000		DISH Network Corp., Cnv., 2.38%, 03/15/24(j)	10,566,875
1,000,000		Dollar Tree, Inc., 5.75%, 03/01/23	1,048,750
4,000,000		Echo Global Logistics, Inc., Cnv, 2.50%, 05/01/20	3,960,000
675,000	(d)	Equinix, Inc., REIT, 2.88%, 10/01/25	806,418
9,000,000		Extra Space Storage LP, Cnv., 3.13%, 10/01/35(j)	9,804,375
13,000,000		Finisar Corp., Cnv, 0.50%, 12/15/36(j)	12,415,000
1,000,000		Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,000,000
875,000	(d)	Gates Global LLC / Gates Global Co., 5.75%, 07/15/22(g)	1,040,240
Principal Amount			Value
UNITED STATES (continued)
$16,426,000		Huron Consulting Group, Inc., Cnv., 1.25%, 10/01/19(a)	$15,399,375
5,000,000		Knowles Corp., Cnv., 3.25%, 11/01/21	5,875,000
700,000	(d)	Levi Strauss & Co., 3.38%, 03/15/27	857,184
2,000,000		Liberty Expedia Holdings, Inc., Cnv., 1.00%, 06/30/47(j)	2,045,000
21,295,885		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(a)	14,720,781
900,000		MPH Acquisition Holdings LLC, 7.13%, 06/01/24(j)	968,625
1,000,000	(d)	MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	1,227,006
650,000	(d)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	840,978
10,600,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	10,600,000
9,000,000		Nuance Communications, Inc., Cnv., 1.50%, 11/01/35	8,780,625
14,000,000		Nuance Communications, Inc., Cnv., 1.00%, 12/15/35	12,853,750
75,000		Pilgrim’s Pride Corp., 5.75%, 03/15/25(j)	79,406
300,000		Pilgrim’s Pride Corp., 5.88%, 09/30/27(j)	312,000
500,000	(d)	Quintiles IMS, Inc, 3.50%, 10/15/24(g)	612,368
9,500,000		Redwood Trust, Inc., Cnv., REIT, 4.63%, 04/15/18	9,547,500
4,000,000		Redwood Trust, Inc., Cnv., REIT, 4.75%, 08/15/23	3,925,000
325,000	(d)	Silgan Holdings, Inc., 3.25%, 03/15/25(g)	393,310
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(j)	3,539,288
15,000,000		Spirit Realty Capital, Inc., Cnv. REIT, 2.88%, 05/15/19	14,981,250
725,000		Sprint Communications, Inc., 7.00%, 08/15/20	780,970
1,000,000		Sprint Corp., 7.63%, 02/15/25	1,096,250
1,475,000		Standard Industries, Inc., 5.50%, 02/15/23(j)	1,556,125
7,000,000		Starwood Property Trust, Inc., Cnv. REIT, 4.38%, 04/01/23	7,105,000
9,000,000		Synaptics, Inc., Cnv., 0.50%, 06/15/22(j)	8,088,750
1,000,000		T-Mobile USA, Inc., 6.50%, 01/15/26	1,106,370
26,500,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	25,108,750

See Notes to Financial Statements.

58

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
UNITED STATES (continued)
$9,500,000	Vector Group Ltd., Cnv., 1.75%, 04/15/20(p)	$10,675,625
8,000,000	VEREIT, Inc., Cnv., REIT, 3.00%, 08/01/18	8,020,000
14,000,000	Verint Systems, Inc., Cnv., 1.50%, 06/01/21(a)	13,711,250
42,119,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(c)(m)	0
21,131,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(c)(m)	0
9,840,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(c)(m)	0
3,000,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(c)(m)	0
11,500,000	Web.com Group, Inc., Cnv., 1.00%, 08/15/18	11,442,500
900,000	XPO Logistics, Inc., 6.13%, 09/01/23(j)	947,250
2,000,000	Zillow Group, Inc., Cnv., 2.00%, 12/01/21(j)	2,192,500
		334,182,288
Total Corporate Bonds (Cost $555,931,075)		558,385,773

ASSET-BACKED SECURITIES — 14.9%
CAYMAN ISLANDS — 6.5%
Collateralized Loan Obligations — 4.7%
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, 7.05%, 07/15/26(a)(j)(n)	10,578,882
7,500,000	Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 11.30%, 07/15/26(a)(j)(p)	3,114,086
2,000,000	American Money Management Corp. CLO Ltd., Series 2015-17A, Class E, 8.07%, 11/15/27(j)(n)	2,020,601
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class D, 6.32%, 05/26/28(j)(n)	1,007,552
750,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class E1, 7.99%, 05/26/28(j)(n)	752,863
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class E2, 8.57%, 05/26/28(j)(n)	1,003,128
1,000,000	Anchorage Capital CLO Ltd., Series 2012-1A, Class DR, 8.61%, 01/13/27(j)(n)	1,006,182
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$5,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class ER, 7.71%, 07/15/30(j)(n)	$5,285,213
4,940,000	Anchorage Capital CLO Ltd., Series 2016-8A, Class E, 7.88%, 07/28/28(j)(n)	4,982,636
1,000,000	Anchorage Capital CLO Ltd., Series 2016-9A, Class E, 8.61%, 01/15/29(j)(n)	1,032,075
500,000	Annisa CLO Ltd., Series 2016-2A, Class E, 8.61%, 07/20/28(j)(n)	504,753
1,000,000	Apartment Investment and Management Co. CLO., Series 2015-AA, Class E, 9.18%, 01/15/28(n)	1,024,522
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 6.80%, 10/17/26(j)(n)	3,505,776
1,000,000	Apidos CLO XV, Series 2013-15A, Class D, 6.11%, 10/20/25(j)(n)	995,377
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 6.56%, 07/22/26(j)(n)	5,022,868
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 6.96%, 01/16/27(j)(n)	2,502,374
2,000,000	Apidos CLO XX, Series 2015-20A, Class E, 7.91%, 01/16/27(j)(n)	1,963,641
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, 7.36%, 10/20/27(j)(n)	1,008,255
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, 7.31%, 01/14/27(j)(n)	2,549,678
5,250,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 7.55%, 12/05/25(j)(n)	5,250,158
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.60%, 07/18/28(j)(n)	3,568,137
4,000,000	Ares XXXVII CLO Ltd., Series 2015- 4A, Class D1, 8.16%, 10/15/26(j)(n)	4,000,000
3,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 8.38%, 10/15/26(j)(n)	3,000,000
7,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D3, 0.00%, 10/15/30	7,000,000
2,500,000	Babson CLO Ltd., Series 2016-1A, Class E, 7.91%, 04/23/27(j)(n)	2,522,367
1,000,000	Babson CLO Ltd., Series 2016-2A, Class E, 8.26%, 07/20/28(j)(n)	1,019,811
2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, 5.26%, 07/15/28(j)(n)	2,009,955
2,750,000	Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, 8.03%, 07/20/28(j)(n)	2,762,565

See Notes to Financial Statements.

59

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$2,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 5.26%, 01/20/28(j)(n)	$2,261,008
1,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class D, 6.86%, 01/20/28(j)(n)	1,243,721
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.81%, 07/15/26(j)(n)	1,000,244
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 6.62%, 11/30/26(j)(n)	1,253,125
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, 5.11%, 04/13/27(j)(n)	1,007,134
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 6.81%, 04/13/27(j)(n)	1,495,873
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, 5.41%, 01/20/27(j)(n)	1,001,722
1,000,000	BlueMountain CLO Ltd., Series 2016-2A, Class D, 8.32%, 08/20/28(j)(n)	1,017,273
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class E, 8.21%, 10/20/29(j)(n)	1,020,196
2,000,000	Canyon Capital CLO Ltd., Series 2012-1A, Class DR, 5.46%, 01/15/26(j)(n)	2,030,950
1,000,000	Canyon Capital CLO Ltd., Series 2016-1A, Class E, 8.86%, 04/15/28(j)(n)	999,881
1,000,000	Canyon Capital CLO Ltd., Series 2016-2A, Class E, 8.11%, 10/15/28(j)(n)	1,021,423
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 6.66%, 04/20/27(j)(n)	1,500,942
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class D, 6.67%, 04/27/27(j)(n)	1,002,701
2,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class D, 7.08%, 07/28/28(j)(n)	2,515,597
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, 7.46%, 10/20/27(j)(n)	1,014,306
1,942,622	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, 9.86%, 10/20/27(j)(n)	1,854,862
750,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class D, 8.96%, 04/20/27(j)(n)	760,796
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.36%, 10/20/29(j)(n)	$1,012,148
1,000,000	Cole Park CLO Ltd., Series 2015-1A, Class E, 7.46%, 10/20/28(j)(n)	1,007,921
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.36%, 07/20/26(j)(n)	997,458
1,500,000	Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, 7.86%, 01/20/28(j)(n)	1,502,366
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 6.36%, 04/15/27(a)(j)(n)	21,207,508
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 04/15/27(a)(j)(p)	13,109,608
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, 7.86%, 07/20/27(a)(j)(n)	7,471,991
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 7.38%, 07/20/27(a)(j)(p)	4,154,860
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, 9.11%, 04/20/28(j)(n)	1,036,636
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 5.01%, 04/22/29(j)(n)	635,806
1,000,000	Neuberger Berman CLO XVIII Ltd, Series 2014-18A, Class CR, 5.56%, 11/14/27(j)(n)	1,016,282
1,000,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class D, 5.31%, 01/15/28(j)(n)	1,000,033
3,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class E, 7.81%, 01/15/28(j)(n)	3,251,006
750,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class D, 6.31%, 04/20/27(j)(n)	750,292
2,000,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 8.36%, 04/20/27(j)(n)	2,004,384
1,000,000	Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 8.10%, 10/17/27(j)(n)	1,011,101
1,250,000	Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.93%, 10/17/27(j)(n)	1,265,159
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, 7.32%, 10/15/29(j)(n)	982,500
21,000,000	Romark CLO Ltd., Series 2017-1A, Class D, 8.01%, 10/23/30(j)(n)	20,713,770

See Notes to Financial Statements.

60

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(j)(p)	$4,537,500
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, 7.58%, 04/20/29(j)(n)	1,245,209
1,650,000	Sound Point CLO III Ltd., Series 2013-2A, Class E, 5.96%, 07/15/25(j)(n)	1,621,938
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, 6.86%, 07/20/27(j)(n)	989,103
5,000,000	Sound Point CLO X Ltd., Series 2015-3A, Class E, 8.11%, 01/20/28(j)(n)	5,002,315
3,200,000	Sound Point CLO XI Ltd., Series 2016-1A, Class E, 8.31%, 07/20/28(j)(n)	3,207,188
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A,Class E, 7.76%, 10/20/28(j)(n)	2,017,706
1,750,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, 8.01%, 01/23/29(j)(n)	1,757,042
1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.81%, 04/15/26(j)(n)	992,149
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 6.40%, 10/17/26(j)(n)	1,488,509
1,000,000	Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.81%, 07/15/28(j)(n)	1,008,793
1,000,000	TCI-Symphony CLO Ltd., Series 2017-1A, Class E, 7.72%, 07/15/30(j)(n)	1,003,046
1,740,000	THL Credit Wind River CLO Ltd., Series 2015-1A, Class E1, 6.91%, 07/20/27(j)(n)	1,739,866
5,000,000	TICP CLO I Ltd., Series 2015-1A, Class D, 4.91%, 07/20/27(j)(n)	4,994,883
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.86%, 07/20/28(j)(n)	1,264,840
1,000,000	Voya CLO Ltd., Series 2014-1A, Class C, 4.75%, 04/18/26(j)(n)	999,924
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, 8.31%, 07/19/28(j)(n)	1,505,043
1,000,000	Voya CLO Ltd., Series 2016-3A, Class D, 8.20%, 10/18/27(j)(n)	1,004,526
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 6.86%, 04/20/26(a)(j)(n)	10,030,485
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 11.00%, 04/20/26(a)(j)(p)	5,712,895
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, 5.41%, 01/20/27(j)(n)	$4,250,208
2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, 7.46%, 01/20/27(j)(n)	2,674,546
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, 5.71%, 07/20/28(j)(n)	1,013,487
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.56%, 07/20/28(j)(n)	1,016,652
1,500,000	York CLO-1 Ltd., Series 2014-1A, Class E, 6.81%, 01/22/27(j)(n)	1,489,494
1,000,000	York CLO-2 Ltd., Series 2015-1A, Class E, 7.61%, 10/22/27(j)(n)	998,096
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, 7.76%, 10/20/29(j)(n)	4,487,569
1,647,750	York CLO-3 Ltd., Series 2016-1A, Class FR, 8.61%, 10/20/29(j)(n)	1,486,753
5,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 2.40%, 10/20/29(j)(p)	4,400,000
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, 8.30%, 01/20/30(j)(n)	1,010,914
		264,076,717
Other Asset-Backed Securities — 1.8%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DRR, 6.81%, 07/15/26(j)(n)	2,786,218
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, 8.50%, 10/15/28(j)(n)	1,020,915
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class D, 6.71%, 07/15/27(j)(n)	1,956,618
1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class C1, 5.51%, 01/15/28(j)(n)	1,116,644
1,000,000	ALM Loan Funding Ltd., Series 2016-18A, Class D, 8.96%, 07/15/27(j)(n)	1,011,527
1,000,000	Atrium VIII, Series 8A, Class DR, 5.36%, 10/23/24(j)(n)	1,000,085
1,750,000	Atrium VIII, Series 8A, Class ER, 8.61%, 10/23/24(j)(n)	1,760,697
5,000,000	Atrium VIII, Series 8A, Class SUB, 1.00%, 10/23/24(j)(p)	3,618,181
5,000,000	Atrium XI, Series 11A, Class E, 6.46%, 10/23/25(j)(n)	5,000,000
2,000,000	Atrium XII, Series 12A, Class E, 7.31%, 10/22/26(j)(n)	2,027,098
7,552,500	Atrium XIII, Series 13A, Class E, 6.05%, 11/21/30(j)(n)	7,552,500

See Notes to Financial Statements.

61

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/30(j)(p)	$10,915,796
1,500,000	CIFC Funding Ltd., Series 2012-2A, Class B2R, 7.07%, 12/05/24(j)(n)	1,505,357
1,000,000	CIFC Funding Ltd., Series 2014-1A, Class E, 5.85%, 04/18/25(j)(n)	994,863
2,500,000	CIFC Funding Ltd., Series 2014-2A, Class B1L, 4.82%, 05/24/26(j)(n)	2,500,526
2,000,000	CIFC Funding Ltd., Series 2014-3A, Class E, 7.41%, 10/19/27(j)(n)	1,998,284
1,000,000	CIFC Funding Ltd., Series 2014-5A, Class E2, 7.60%, 01/17/27(j)(n)	1,004,109
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, 8.11%, 10/21/28(j)(n)	3,300,713
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class DR, 4.76%, 10/15/26(j)(n)	1,005,839
1,000,000	Dryden Senior Loan Fund, Series 2015-37A, Class E, 6.76%, 04/15/27(j)(n)	1,004,981
1,000,000	Dryden Senior Loan Fund, Series 2016-43A, Class E, 8.61%, 07/20/29(j)(n)	1,007,936
3,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.85%, 04/18/27(j)(n)	3,005,121
962,500	Highbridge Loan Management Ltd., Series 2015-5A, Class E, 6.73%, 01/29/26(j)(n)	963,520
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 6.84%, 05/05/27(j)(n)	991,688
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class D, 5.07%, 11/15/26(j)(n)	1,012,969
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class E, 7.07%, 11/15/26(j)(n)	1,001,495
1,750,000	Highbridge Loan Management Ltd., Series 2016-10A, Class D, 7.86%, 01/20/28(j)(n)	1,788,882
500,000	Highbridge Loan Management Ltd., Series 2016-8A, Class D, 6.21%, 04/20/27(j)(n)	511,656
1,000,000	Highbridge Loan Management Ltd., Series 2016-8A, Class E, 9.26%, 04/20/27(j)(n)	1,007,741
1,000,000	Highbridge Loan Management Ltd., Series 2016-9A, Class D2, 7.81%, 07/19/27(j)(n)	1,013,216
1,000,000	LCM Ltd. Partnership XVII LP, Series 17A, Class D, 4.86%, 10/15/26(j)(n)	1,006,499
Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class D, 5.16%, 04/20/27(j)(n)	$1,501,155
1,000,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, 6.71%, 04/20/27(j)(n)	1,003,441
500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 5.00%, 04/20/27(j)(k)	305,703
1,350,000	LCM Ltd. Partnership XXI LP, Series 21A, Class D, 6.46%, 04/20/28(j)(n)	1,360,318
1,000,000	LCM Ltd. Partnership XXI LP, Series 21A, Class E, 9.01%, 04/20/28(j)(n)	1,018,105
750,000	LCM XX LLC, Series 20A, Class E, 7.46%, 10/20/27(j)(n)	752,409
1,000,000	Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.81%, 01/22/28(j)(n)	1,005,757
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, 6.86%, 04/20/26(j)(n)	2,001,073
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.77%, 04/27/27(j)(n)	1,013,585
1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.56%, 01/23/27(j)(n)	1,000,279
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 6.31%, 04/15/27(j)(n)	1,012,338
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 9.21%, 04/15/27(j)(n)	2,000,641
2,500,000	Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 8.46%, 07/15/27(j)(n)	2,510,005
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.96%, 11/14/26(j)(n)	1,101,626
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.91%, 11/14/26(j)(n)	1,010,906
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 8.06%, 10/20/28(j)(n)	1,383,923
2,250,000	OZLM Funding II Ltd., Series 2012-2A, Class DR, 8.68%, 10/30/27(j)(n)	2,251,581
3,750,000	OZLM IX Ltd., Series 2014-9A, Class CR, 4.91%, 01/20/27(j)(n)	3,773,597
1,000,000	OZLM XI Ltd., Series 2015-11A, Class CR, 4.98%, 10/30/30(j)(n)	996,790

See Notes to Financial Statements.

62

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount			Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$500,000		OZLM XII Ltd., Series 2015-12A, Class D, 6.78%, 04/30/27(j)(n)	$498,036
1,200,000		OZLM XIV Ltd., Series 2015-14A, Class C, 5.71%, 01/15/29(j)(n)	1,200,530
1,500,000		OZLM XIV Ltd., Series 2015-14A, Class D, 7.71%, 01/15/29(j)(n)	1,500,119
1,000,000		OZLM XV Ltd., Series 2016-15A, Class D, 8.51%, 01/20/29(j)(n)	1,021,534
			97,615,125
			361,691,842
NETHERLANDS — 0.1%
Collateralized Loan Obligations — 0.1%
5,000,000	(h)	Accunia European CLO I BV, Series 1A, Class C, 3.20%, 07/15/29(j)(n)	5,907,820
UNITED STATES — 8.3%
Collateralized Loan Obligations — 0.7%
19,150,874		Atrium XIII Warehouse, 10.15%,(a)(j)	19,150,874
13,634,250		Cedar Funding VII CLO Ltd., 10.15%,(a)(j)	13,634,250
1,000,000		Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, 7.21%, 04/20/29(j)(n)	1,006,212
2,500,000		THL Credit Wind River CLO Ltd., 10.15%,(j)	2,500,000
			36,291,336
Other Asset-Backed Securities — 7.6%
13,769,882		Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.72%, 05/25/35(n)	12,334,501
4,894,598		Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, 1.70%, 01/25/36(n)	2,743,558
6,380,000		Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, 1.66%, 01/25/36(n)	4,404,203
1,000,000		Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 5.28%, 01/30/24(j)(n)	1,001,093
5,000,000		Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(p)	3,948,486
13,458,330		Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 2.24%, 05/28/39(j)(n)	12,242,839
2,971,677		Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, 2.54%, 05/28/39(n)	1,961,307
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,838,424	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, 2.17%, 12/28/40(j)(n)	$5,174,347
3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, 1.66%, 02/25/36(n)	3,000,321
2,119,752	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, 1.92%, 12/25/35(n)	1,956,423
3,208,354	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 1.59%, 03/25/36(n)	948,795
3,208,354	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 1.59%, 03/25/36(n)	948,795
12,087,274	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 1.44%, 10/25/36(n)	12,618,804
6,992,810	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, 1.38%, 12/25/36(n)	7,302,595
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 2.44%, 01/25/36(j)(n)	7,722,206
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(p)	1,530,105
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(p)	1,534,181
6,017,425	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(p)	2,789,660
7,279,140	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 1.39%, 07/25/36(n)	6,997,931
10,409,443	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 1.40%, 10/25/36(n)	6,979,123
7,439,664	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A4, 1.49%, 10/25/36(n)	5,029,955
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 1.66%, 02/25/37(n)	3,641,342
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 1.38%, 12/25/36(n)	6,978,943
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 1.46%, 10/25/36(n)	8,728,202

See Notes to Financial Statements.

63

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$11,484,036	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(p)	$6,419,236
14,350,622	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	7,539,461
3,952,305	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(p)	3,840,771
2,829,024	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(p)	2,664,651
4,346,171	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(p)	3,545,411
3,346,406	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(p)	2,645,754
1,157,598	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 1.40%, 09/25/46(n)	1,128,594
565,646	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 6.79%, 06/25/21	721,218
15,962,731	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 1.62%, 05/25/37(n)	14,506,019
2,726,933	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35	2,881,023
2,238,531	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 1.54%, 12/15/33(j)(n)	1,878,286
1,912,713	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 1.48%, 02/15/30(j)(n)	1,713,137
1,764,922	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 1.43%, 05/15/35(j)(n)	1,579,524
3,783,424	Countrywide Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, 1.48%, 12/15/35(j)(n)	3,518,584
2,776,495	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 1.39%, 11/25/36(n)	1,819,941
5,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, 1.60%, 03/25/36(n)	3,746,691
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,844,320	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, 1.49%, 07/25/36(n)	$5,988,431
5,766,684	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, 1.64%, 01/25/36(n)	3,696,220
5,235,793	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, 1.39%, 03/25/37(n)	3,488,750
2,561,136	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 1.48%, 02/25/36(n)	2,865,959
1,925,242	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, 1.45%, 11/25/36(n)	1,944,731
3,123,145	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/15/29(p)	3,068,851
3,075,497	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(p)	3,227,569
8,179,299	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(p)	8,147,525
620,254	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(p)	446,271
6,739,570	GSAMP Trust, Series 2006-FM2, Class A2B, 1.36%, 09/25/36(n)	3,303,877
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, 1.39%, 05/25/37(n)	3,620,301
3,277,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 4.99%, 08/17/32(j)(n)	3,304,560
133,603	Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, STEP, 6.24%, 02/25/36(j)	134,025
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, 1.51%, 05/25/36(n)	3,510,215
407,619	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.33%, 06/25/37(j)(n)	285,830
12,353,010	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1.54%, 06/25/37(j)(n)	8,942,912
8,388,555	Lehman ABS Mortgage Loan Trust, Series 2007-1,Class 2A2, 1.44%, 06/25/37(j)(n)	5,506,096
1,348,906	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 1.35%, 11/25/36(n)	690,603
18,606,416	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 1.40%, 11/25/36(n)	9,606,276

See Notes to Financial Statements.

64

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,657,142	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 1.46%, 11/25/36(n)	$1,882,900
9,843,899	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 1.43%, 03/25/46(n)	5,059,767
25,592,036	Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4, 1.48%, 06/25/36(n)	13,395,925
6,956,160	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 1.40%, 10/25/36(n)	2,979,199
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 4.49%, 03/25/32(n)	4,110,084
4,669,462	Mastr Second Lien Trust, Series 2006-1, Class A, 1.56%, 03/25/36(n)	1,016,692
3,658,029	Merit Securities Corp., Series 13, Class M2, STEP, 7.85%, 12/28/33	2,751,250
1,625,392	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 1.48%, 06/25/36(n)	1,114,834
8,323,497	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, 1.37%, 11/25/36(n)	5,307,512
8,569,112	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 1.38%, 05/25/37(n)	6,577,978
6,284,398	Morgan Stanley Capital I, Series 2006-NC2, Class M1, 1.60%, 02/25/36(n)	4,621,120
5,679,337	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,618,405
3,504,035	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1.64%, 10/25/36(j)(n)	3,123,364
3,000,143	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	2,915,161
10,992,139	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(p)	6,501,326
8,719,289	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(p)	2,710,935
6,049,324	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(p)	2,091,462
6,912,659	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(p)	2,667,294
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$969,617	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(p)	$811,453
3,897,138	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(p)	3,343,198
1,602,574	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(p)	1,747,637
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(j)	2,010,834
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(j)	4,054,400
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(j)	15,250,869
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(a)(j)	3,079,821
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(j)	10,019,648
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(j)	3,993,090
4,148,509	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/25/37	4,079,212
4,279,142	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(j)	4,288,571
4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, 1.53%, 06/25/36(n)	3,175,737
3,491,556	Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIA, 1.73%, 07/25/32(n)	3,161,694
3,825,000	Residential Asset Securities Corp., Class M4, 1.82%, 11/25/35(n)	3,154,373
4,095,107	SACO I Trust, Series 2006-7, Class A1, 1.50%, 07/25/36(n)	4,380,458
5,845,867	Saxon Asset Securities Trust, Series 2006-2, Class M3, 1.56%, 09/25/36(n)	1,811,077
7,686,404	Saxon Asset Securities Trust, Series 2007-1, Class M1, 1.53%, 01/25/47(n)	4,630,675
10,644,384	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 1.43%, 11/25/36(n)	6,559,405

See Notes to Financial Statements.

65

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,674,000	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, 1.69%, 11/25/35(n)	$2,501,058
4,936,478	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, 1.99%, 07/25/35(n)	2,645,196
2,878,526	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, 1.68%, 02/25/37(n)	1,873,156
526,785	US Residential Opportunity Fund II Trust, Series 2016-1II, Class A, STEP, 3.47%, 07/27/36(j)	523,959
631,699	US Residential Opportunity Fund II Trust, Series 2016-3II, Class A, STEP, 3.60%, 10/27/36(j)	633,424
1,014,468	US Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, STEP, 3.60%, 10/27/36(j)	1,017,228
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(j)(p)	2,780,576
1,128,251	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(j)	1,126,294
10,774,211	Yale Mortgage Loan Trust, Series 2007-1, Class A, 1.64%, 06/25/37(j)(n)	4,824,264
		423,367,533
		459,658,869
Total Asset-Backed Securities (Cost $824,522,014)		827,258,531
NON-AGENCY MORTGAGE-BACKED SECURITIES — 9.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
1,311,331	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.53%, 07/25/35(p)	1,246,842
2,669,342	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.53%, 03/25/37(p)	2,336,917
5,858,382	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(j)	5,929,136
2,749,511	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.90%, 09/25/46(n)	2,291,836
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,554,279	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	$2,048,632
1,977,829	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	1,705,445
447,297	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.61%, 09/20/35(p)	443,315
1,079,135	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.68%, 02/20/36(p)	974,754
978,991	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.71%, 06/20/36(p)	955,510
2,720,570	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	2,494,804
1,134,441	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.60%, 10/25/35(p)	1,080,236
2,850,238	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.31%, 02/25/36(p)	2,806,061
735,137	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.47%, 08/25/35(p)	670,174
790,122	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.67%, 05/25/47(p)	753,348
2,781,667	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 1.68%, 04/25/36(n)	2,791,337
6,201,000	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 1.56%, 11/25/36(n)	6,159,602
3,311,081	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 1.52%, 08/25/36(n)	3,337,354
2,404,985	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 1.54%, 11/25/36(n)	6,786,108
6,052,538	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/01/37	5,080,352
2,596,739	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(j)(p)	2,466,903
3,094,080	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 2.64%, 08/25/35(n)	2,696,732

See Notes to Financial Statements.

66

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,576,620	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/01/38	$4,809,826
485,463	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.33%, 05/25/35(p)	493,362
432,732	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 3.36%, 06/25/36(p)	411,331
5,199,655	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(j)	3,993,589
698,501	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	648,422
1,733,794	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 1.54%, 08/25/35(n)	1,602,525
4,640,164	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, (1 mo. LIBOR US + 0.350%), 1.59%, 09/25/35(n)	4,406,023
10,631,631	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 4.26%, 11/25/35(n)	1,811,714
1,882,161	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.28%, 12/25/35(p)	1,723,953
154,229	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 1.94%, 12/25/35(n)	145,820
2,340,578	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 1.69%, 05/25/35(n)	2,078,861
1,346,528	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	1,144,807
4,400,141	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 1.59%, 05/25/36(n)	2,537,798
2,632,715	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	2,115,009
5,378,378	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	4,293,782
2,443,228	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,855,978
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,883,740	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 1.59%, 06/25/36(n)	$1,218,037
1,883,740	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 5.91%, 06/25/36(n)	472,969
1,941,871	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	1,637,034
2,032,054	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 1.64%, 03/25/36(n)	1,202,046
5,707,875	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	4,508,227
2,146,482	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,863,836
1,554,270	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,326,649
2,028,568	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,743,352
4,638,482	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,986,313
291,852	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	267,086
828,011	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 1.64%, 05/25/36(n)	661,941
5,101,729	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	3,769,579
3,905,131	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.23%, 11/20/46(n)	2,670,260
8,286,647	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 2.67%, 11/25/46(n)	7,495,334
4,763,988	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 1.43%, 11/25/46(n)	3,936,893

See Notes to Financial Statements.

67

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,674,029	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 1.79%, 11/25/46(n)	$4,964,564
4,096,744	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.120%), 1.36%, 12/25/46(n)	3,840,333
6,148,580	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 1.43%, 03/20/47(n)	5,230,534
2,644,314	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, (1 mo. LIBOR US + 0.160%), 1.40%, 02/25/47(n)	2,535,167
1,502,461	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.45%, 05/25/36(n)	1,295,174
7,611,479	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 1.45%, 07/25/46(n)	6,486,125
12,464,353	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 1.43%, 07/25/46(n)	11,617,568
7,226,501	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 1.47%, 03/25/36(n)	6,090,476
5,460,390	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 1.42%, 04/25/46(n)	4,866,663
2,997,816	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,464,301
3,019,533	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	2,542,514
1,519,351	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,239,899
5,660,002	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	4,061,499
5,649,585	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	4,439,817
1,514,151	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,126,996
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,405,621	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.73%, 11/25/36	$1,136,599
14,645,980	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 1.78%, 03/25/47(n)	11,969,275
1,513,604	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 1.42%, 04/25/47(n)	234,582
572,208	Countrywide Alternative Loan Trust, Series 2007-OA8, Class 2A2, (1 mo. LIBOR US + 0.230%), 1.47%, 06/25/47(n)	42,692
3,879,339	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 1.48%, 08/25/47(n)	2,957,972
2,346,417	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,914,450
3,069,596	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.16%, 01/25/36(p)	2,920,949
864,561	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	827,483
1,473,346	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.12%, 03/20/36(p)	1,453,177
12,974,870	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.90%, 04/01/46	7,351,804
4,276,665	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 1.44%, 04/25/46(n)	3,952,143
1,358,257	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 1.66%, 07/25/36(j)(n)	1,253,514
2,949,821	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	2,523,665
140,719	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	132,661

See Notes to Financial Statements.

68

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,552,862	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	$3,382,483
321,282	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.45%, 01/27/36(j)(p)	323,823
15,340,447	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 6.50%, 02/01/47(j)(k)	15,325,720
3,289,857	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(p)	1,663,046
4,256,697	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 4.09%, 04/27/37(j)(p)	3,292,442
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 1.39%, 10/27/36(j)(n)	4,326,916
4,613,125	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 1.42%, 03/27/36(j)(n)	4,411,996
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 1.42%, 03/27/36(j)(n)	6,686,353
56,714,600	Credit Suisse Mortgage Trust, Series 2017-1, 8.75%, 03/25/21(j)	40,735,460
7,845,290	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 2.59%, 11/25/35(n)	3,344,555
578,539	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, (1 mo. LIBOR US + 0.140%), 1.38%, 08/25/37(n)	570,259
2,835,159	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 1.71%, 04/25/47(n)	2,493,429
2,760,094	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, (1 mo. LIBOR US + 0.130%), 1.37%, 08/25/47(n)	2,577,643
857,257	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.71%, 11/19/35(p)	829,327
5,674,513	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 1.59%, 01/25/35(j)(n)	5,074,115
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,071,974	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 1.59%, 01/25/36(j)(n)	$1,786,695
751,780	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.65%, 01/25/35(p)	758,876
212,900	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	212,696
576,787	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	571,350
1,027,108	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.67%, 01/25/36(p)	999,596
1,314,800	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	1,212,833
2,446,677	HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 1.47%, 05/19/47(n)	1,934,838
4,016,920	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 1.49%, 07/19/47(n)	3,473,750
1,451,896	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 3.20%, 04/25/37(p)	1,304,634
47,105,917	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.99%, 07/25/47	2,098,472
6,434,243	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.75%, 01/25/37(p)	5,622,389
3,163,132	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 1.39%, 03/25/37(n)	3,254,624
3,661,184	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.94%, 10/25/37(p)	2,992,681
327,562	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	315,747
3,339,513	JPMorgan Resecuritization Trust, Series 2015-3, Class 2A1, 4.30%, 11/26/36(j)(p)	3,321,030
4,810,537	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 2.39%, 12/25/37(n)	4,739,041
2,410,120	LSTAR Securities Investment Ltd., Series 2016-5, Class A1, (1 mo. LIBOR US + 2.000%), 3.24%, 11/01/21(j)(n)	2,410,868

See Notes to Financial Statements.

69

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,395,331	LSTAR Securities Investment Ltd., Series 2017-2, Class A1, (1 mo. LIBOR US + 2.000%), 3.24%, 02/01/22(j)(n)	$3,399,856
4,028,017	MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.44%, 05/25/36(j)(p)	3,554,683
2,680,659	MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.67%, 08/25/37(j)(p)	2,005,859
3,924,139	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 1.45%, 04/25/37(n)	3,270,960
2,727,052	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.60%, 05/25/36(p)	2,550,568
997,968	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	837,574
9,065,609	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 1.83%, 05/26/37(j)	7,623,831
3,720,731	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 1.40%, 07/26/45(n)	3,413,681
5,689,988	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(j)	5,432,976
2,468,185	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(j)	2,396,560
1,192,613	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,109,334
211,913	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	198,551
5,100,619	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.48%, 08/25/36(p)	4,327,758
11,379,000	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 19.73%, 07/01/56(j)(k)	768,083
19,344,366	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.09%, 07/01/56(j)(p)	1,910,256
2,774,969	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.36%, 05/25/35(p)	2,337,029
4,850,384	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 1.46%, 05/25/46(n)	2,730,561
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,178,436	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 1.42%, 09/25/47(n)	$3,007,635
4,927,490	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 1.59%, 06/25/35(j)(n)	4,302,120
1,736,008	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.61%, 04/25/37(p)	1,472,337
659,223	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.63%, 04/25/37(p)	542,264
2,509,825	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 3.02%, 06/25/47(n)	2,210,799
4,977,540	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 1.56%, 04/26/37(j)(n)	4,716,785
1,737,087	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,585,316
4,994,378	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	2,259,095
139,900	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.93%, 12/25/35(p)	136,102
2,929,548	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.23%, 10/25/46(n)	2,787,642
1,752,987	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.02%, 07/25/37(p)	1,457,656
4,038,859	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 1.71%, 05/25/47(n)	3,861,542
2,201,110	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.90%, 08/25/46(n)	1,605,946

See Notes to Financial Statements.

70

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$16,317,482	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 5.44%, 03/25/37(n)	$2,555,422
4,860,882	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class CRB1, 3.41%, 10/25/35(p)	4,152,357
45,639	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 3.40%, 07/25/36(p)	45,493
633,399	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 3.57%, 04/25/36(p)	639,656
		444,614,324
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
1,967,064	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 1.71%, 01/25/36(j)(n)	1,813,202
16,642,666	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 1.69%, 09/25/37(j)(n)	15,784,071
2,217,106	Bayview Commercial Asset Trust, Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 2.24%, 10/25/37(j)(n)	2,138,318
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 2.74%, 10/25/37(j)(n)	4,956,558
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 2.74%, 12/25/37(j)(n)	7,456,728
340,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 01/10/48(j)(p)	249,038
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 4.38%, 08/13/27(j)(n)	2,031,385
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.441%), 3.68%, 08/13/27(j)(n)	4,476,529
460,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.80%, 08/10/48(p)	382,871
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/34(j)(p)	14,893,307
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,880,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34(j)(p)	$1,851,639
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 1.53%, 12/25/36(j)(n)	3,435,282
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.80%, 04/25/46(j)(p)	4,151,835
		63,620,763
Total Non-Agency Mortgage-Backed Securities (Cost $490,000,899)		508,235,087
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 7.24%, 09/25/28(p)	3,725,593
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 6.99%, 07/25/29(j)(p)	6,931,328
11,500,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 4.79%, 07/25/29(j)(p)	12,237,030
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 6.09%, 10/25/29(p)	2,110,552
909,422	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 4.24%, 10/25/29(j)(p)	940,862
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 6.19%, 07/25/29(p)	5,086,421
1,375,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 11.24%, 07/25/29(p)	1,262,430
6,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class M2, 4.49%, 07/25/29(p)	6,311,337
Total U.S. Government Sponsored Agency Mortgage-Backed Securities
(Cost $36,038,332)		38,605,553
U.S. GOVERNMENT AGENCIES — 28.2%
Federal Home Loan Bank — 28.2%
5,000,000	0.50%, 11/01/17(q)	5,000,000

See Notes to Financial Statements.

71

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Federal Home Loan Bank (continued)
$17,000,000	1.02%, 11/02/17(q)	$16,999,524
150,000,000	1.02%, 11/06/17(q)	149,979,000
94,000,000	1.00%, 11/07/17(q)	93,984,208
51,700,000	1.02%, 11/08/17(q)	51,689,867
304,000,000	1.02%, 11/10/17(q)	303,923,088
84,000,000	1.01%, 11/13/17(q)	83,971,692
59,000,000	1.01%, 11/14/17(q)	58,978,465
220,000,000	1.01%, 11/15/17(q)	219,913,540
33,300,000	1.01%, 11/17/17(q)	33,285,048
168,000,000	1.02%, 11/22/17(q)	167,901,048
30,000,000	1.02%, 12/04/17(q)	29,971,410
50,000,000	1.01%, 12/05/17(q)	49,950,900
158,000,000	1.02%, 12/06/17(q)	157,840,262
67,000,000	1.01%, 12/08/17(q)	66,928,377
26,000,000	1.02%, 12/11/17(q)	25,969,944
44,400,000	1.07%, 01/16/18(q)	44,295,038
5,000,000	1.13%, 02/07/18(q)	4,984,485
Total U.S. Government Agencies (Cost $1,565,579,859)		1,565,565,896
U.S. GOVERNMENT SECURITIES — 4.0%
U.S. Treasury Bills — 4.0%
54,000,000	0.88%, 11/02/17(q)	53,998,622
50,000,000	1.01%, 11/09/17(q)	49,989,597
34,000,000	1.02%, 11/16/17(q)	33,986,400
24,000,000	0.97%, 11/30/17(q)	23,980,474
4,000,000	0.00%, 12/14/17(q)	3,995,508
9,000,000	1.01%, 02/01/18(q)	8,973,895
50,000,000	1.05%, 03/29/18(q)	49,750,756
Total U.S. Government Securities (Cost $224,712,897)		224,675,252

Shares
CASH SWEEP — 2.4%
UNITED STATES — 2.4%
133,881,469	Citibank - US Dollars on Deposit in Custody Account, 0.10%(r)	133,881,469
Total Cash Sweep (Cost $133,881,469)		133,881,469
TOTAL INVESTMENTS — 99.8% (Cost $5,382,799,798)		5,541,063,954
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		8,484,154
NET ASSETS — 100.0%		$5,549,548,108
Contracts			Value
CALL OPTIONS WRITTEN — 0.0%
(100,000)		PowerShares DB US Dollar Index Bullish Fund, Strike $26.00, Expires 01/19/18, (Notional amount $260,000,000)	$(600,000)
Total Call Options Written (Premiums received $(125,845))			(600,000)

Units			Value
STRUCTURED OPTIONS — 1.7%
Equity Options — 1.7%
50,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 20%, Expires 08/17/18, Broker Societe Generale (Notional amount $50,000,000)(t)	$713,500
50,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 22%, Expires 08/24/18, Broker BNP Paribas SA (Notional amount $50,000,000)(u)	1,519,700
3,832		DAXK Index, One purchased call strike 5,219.79 (Notional amount $20,000,000), One written put strike 5,219.79 (Notional amount $20,000,000), Expires 12/14/17, Broker Citibank N.A.	4,025,978
327,225		Euro STOXX 50 Dividend Index Option, One purchased put strike 110 (Notional amount $36,000,000), Expires 12/20/19, Broker UBS AG	249,788
660,000		Euro STOXX 50 Dividend Index Option, One purchased put strike 110.00 (Notional amount $73,000,000), Expires 12/20/19, Broker BNP Paribas SA	727,123
15,000		Euro STOXX 50 Dividend Index Option, One written put strike 2,650.00 (Notional amount $40,000,000), Expires 12/20/19, Broker BNP Paribas SA	(2,467,820)
3,852		Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.(Notional amount $10,000,000)	4,148,170
5,505		Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, Broker Goldman Sachs International(Notional amount $15,000,000)	4,842,029

See Notes to Financial Statements.

72

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Units		Value
Equity Options (continued)
2,815	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, Broker JPMorgan Chase Bank N.A.(Notional amount $7,875,000)	$2,264,209
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International(Notional amount $15,000,000)	4,201,191
7,563	Euro STOXX 50 Index, One purchased call strike 3,540.75 (Notional amount $30,000,000), One written put strike 3,471.33 with a barrier level strike of 3,087.75 (Notional amount $30,000,000), Expires 12/15/17, Broker Citibank N.A.	1,301,331
7,385	Euro STOXX 50 Index, One written put strike 2,650.00 (Notional amount $19,570,250), Expires 12/20/19, Broker UBS AG	(956,011)
4,422	FTSE 100 Index, One purchased call strike 6,784.37 (Notional amount $30,000,000), One purchased put strike 6,648.68 (Notional amount $30,000,000), One written put strike 6,784.37 with a barrier level strike of 5,291.81 (8,843 contracts) (Notional amount $60,000,000), Expires 11/16/17, Broker Credit Suisse International(v)	3,054,247
1,174	FTSE MIB Index, One purchased call strike 17,205.81 (Notional amount $20,000,000), One purchased put strike 16,865.10 (Notional amount $20,000,000), One written put strike 17,035.46 with a barrier level strike of 12,846.44 (2,348 contracts) (Notional amount $40,000,000), Expires 12/14/17, Broker JPMorgan Chase Bank N.A.(v)	6,506,761
Units		Value
Equity Options (continued)
891	FTSE MIB Index, One purchased call strike 22,671.4383 (Notional amount $20,000,000), One written put strike 22,446.9686 with a barrier level strike of 20,202.2717 (Notional amount $20,000,000), Expires 01/18/18, Broker JPMorgan Chase Bank N.A.	$352,280
2,346,041	iShares MSCI Brazil Index, One purchased call strike 34.78 (Notional amount $80,000,000), One written call strike 37.51 (Notional amount $80,000,000), One written put strike 34.10 with a barrier level strike of 28.99 (586,510 contracts) (Notional amount $20,000,000), Expires on 05/18/18, Broker Barclays Bank Plc(v)	3,736,071
171,356	iShares NASDAQ Biotechnology Index, One purchased call strike 275.30 (Notional amount $46,000,000), One written call strike 307.37 (Notional amount $46,000,000), One written put strike 267.28 with a barrier level strike of 240.55 (74,828 contracts) (Notional amount $20,000,000), Expires 10/17/17, Broker Barclays Bank Plc(v)	5,023,406
661,563	iShares Russell 1000 Value ETF, One purchased call strike 114.50 (Notional amount $75,000,000), One written put strike 48.89 on Utilities Select Sector SPDR Fund with a barrier level strike of 37.38 (1,534,103 contracts) (Notional amount $75,000,000), Expires 02/16/18, Broker Bank of America N.A.	3,820,911
1,440,181	Materials Select Sector SPDR, One purchased call strike 52.5976 (Notional amount $75,000,000), One written put strike 48.9402 on Utilities Select Sector SPDR with a barrier level strike of 40.6204 (1,532,482 contracts) (Notional amount $75,000,000), Expires 02/16/18, Broker JPMorgan Chase Bank N.A.(v)	9,486,922

See Notes to Financial Statements.

73

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Units		Value
Equity Options (continued)
7,005	S&P 500 Index, One purchased call strike 2,162.75 (Notional amount $15,000,000), One purchased put strike 2,119.93 (Notional amount $15,000,000), One written call strike 2,141.34 with a barrier level strike of 1,724.85 (14,010 contracts) (Notional amount $30,000,000), Expires 11/16/17, Broker Bank of America N.A.(v)	$2,872,591
18,306	S&P 500 Index, One purchased call strike 2,206.93 (Notional amount $40,000,000), One purchased put strike 2,163.23 (Notional amount $40,000,000), One written put strike 2,185.08 with a barrier level strike of 1,780.40 (36,612 contracts) (Notional amount $80,000,000), Expires 12/14/17, Broker Bank of America N.A.(v)	6,706,429
19,862	S&P 500 Index, One purchased call strike 2,542.5235 (Notional amount $50,000,000), One written put strike 2,391.4825 (Notional amount $47,000,000), Expires 11/16/17, Broker Credit Suisse International	794,193
29,434	S&P 500 Index, One purchased call strike 2,573.53 (Notional amount $75,000,000), One written put strike with a barrier level strike of 2,548.05 (Notional amount $75,000,000), Expires 12/14/17, Broker Credit Suisse International	564,204
19,439	S&P 500 Index, One purchased call strike 2,597.84 (Notional amount $50,000,000), One written put strike 2,443.52 (Notional amount $50,000,000), Expires 11/30/17, Broker Bank of America N.A.	81,455
2,489	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 20,289.89 (Notional amount $50,000,000), One written call strike 48.93 on Utilities Select Sector SPDR with a barrier level strike of 36.84(1,021,868 contracts) (Notional amount $50,000,000), Expires 02/15/18, Broker Credit Suisse International(v)	7,611,141
Units		Value
Equity Options (continued)
3,675	SPDR Dow Jones Industrial Average ETF Trust, One purchased put strike 20,406.62 (Notional amount $75,000,000), One purchased call strike 20,610.6862 (Notional amount $75,000,000), One written put strike 49.5524 on Utilities Select Sector SPDR with a barrier level strike of 40.0383 (1,513,549 contracts) (Notional amount $75,000,000), Expires 03/15/18, Broker Citibank N.A.(v)	$10,191,463
986,995	SPDR S&P Oil & Gas Exploration & Production ETF, One purchased call strike 31.0032 (Notional amount $30,000,000), One written call strike 33.4348 (Notional amount $30,000,000), One written put strike 30.3953 with a barrier level strike of 21.8846 (493,497 contracts) (Notional amount $15,000,000), Expires 12/29/17, Broker BNP Paribas SA(v)	1,705,544
1,972,704	SPDR S&P Oil & Gas Exploration & Production ETF, One purchased call strike 31.0234 (Notional amount $60,000,000), One written call strike 33.4566 (Notional amount $60,000,000), One written put strike 30.4151 with a barrier level strike of 23.1155 (Notional amount $20,000,000), Expires 12/29/17, Broker BNP Paribas SA	3,822,011
3,805	Swiss Market Index, One purchased call strike 7,963.92 (Notional amount $30,000,000), One purchased put strike 7,727.36 (Notional amount $30,000,000), One written put strike 7,885.07 with a barrier level strike of 6,185.84 (7,609 contracts) (Notional amount $60,000,000), Expires 11/16/17, Broker JPMorgan Chase Bank N.A.(v)	4,850,639
		91,749,456

See Notes to Financial Statements.

74

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Units		Value
Foreign Currency Options — 0.0%
10,000,000 (s)	USD/JPY foreign exchange rate, One purchased call strike 119.000, Expires 02/20/18, Broker Bank of America N.A.(Notional amount $10,000,000)	$1,261,790
Total Structured Options (Premiums paid $3,225,220)		$93,011,246

		Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS
Total Return Swaps
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 256.9172 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 8,301,876,729)		$4,222,007
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 259.663500 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 8,212,509,424)		6,607,270
Total return swap with Barclays Capital, Inc. receiving total return of the Shiller Barclays CAPE US Sector ER USD Index over the initial equity level of 520.3363 and paying fixed interest rate of 0.45% at expiration date expiring 08/27/18 (Notional amount $247,794,032)		7,371,870
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 07/30/18 (Notional amount EUR 100,000,000)(w)		396,729
Unrealized Appreciation/ (Depreciation)
Total Return Swaps (continued)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 03/28/18 (Notional amount EUR 100,000,000)(x)	$4,160,230
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 131.2557 and paying an amount if the price return is under the target spread of 131.2557 with quarterly payments until expiration date, expiring 10/08/18 (Notional amount EUR 17,100,000)(y)	(1,017,731)
21,740,375
Variance Swaps
Conditional Variance Swap with BNP Paribas SA receiving variance of the Hang Seng China Enterprises (“HSCEI”) Index over the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 19.70 and paying variance of the HSCEI Index under the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 19.70 at expiration date, expiring 12/28/18 (Vega notional amount $500,000)	1,174,180
Conditional Variance Swap with JPMorgan Chase Bank N.A. receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index over the volatility strike of 22.5% with a condition that knockout level is between 70% and 120% of initial index level with a knockout level of 130% of initial index level at expiration date expiring 12/21/18 (Vega notional amount $500,000)	438,367

See Notes to Financial Statements.

75

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Conditional Variance Swap with Societe Generale receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index over the volatility strike price of 4.6 with a condition that knockout level is between 65% and 115% of initial index level with a knockout level of 130% at expiration date, expiring 12/21/18 (Vega notional amount $1,000,000)	$630,000
Conditional Variance Swap with Societe Generale receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index over the volatility strike price of 4.8 with a condition that knockout level is between 70% and 120% of initial index level with a knockout level of 130% at expiration date, expiring 12/21/18 (Vega notional amount $1,000,000)	542,000
Conditional Variance Swap with Societe Generale receiving variance of Hang Seng China Enterprises Index (“HSCEI”) over the volatility strike price of 20.8 with a condition that knockout level is between 70% and 120% of initial index level with a knockout level of 130% and the S&P 500 Index over the volatility strike price of 15.80 of initial index level at expiration date, expiring 12/21/18 (Vega notional amount $1,000,000)	403,000
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 334.9 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $800,000)	(180,480)
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 357.21 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $500,000)	$(64,313)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89 at expiration date, expiring 11/17/17 (Vega notional amount $1,000,000)	1,976,944
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 13.3675 and paying an amount if the volatility of S&P/ASX 200 Index is under 17.1175 at expiration date, expiring 12/20/18 (Vega notional amount $500,000)	1,275,847
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.05 at expiration date, expiring 06/21/18 (Vega notional amount AUD 1,000,000)	1,217,462
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.95 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.95 at expiration date, expiring 06/21/18 (Vega notional amount AUD 630,000)	1,200,444
Variance swap with BNP Paribas SA paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65 at expiration date, expiring 12/28/18 (Vega notional amount HKD 3,900,000)	1,232,827

See Notes to Financial Statements.

76

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with BNP Paribas SA paying variance of the S&P/ASX 200 Index over the target volatility of 15.80 and receiving variance of the AUD/USD foreign exchange rate under the target volatility of 9.70 at expiration date, expiring 12/20/18 (Vega notional amount AUD 1,300,000)	$1,919,636
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 5.50 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 under the target volatility of 5.50 at expiration date expiring 10/30/18 (Notional amount $1,000,000)	(1,065,985)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/10/19 (Vega notional amount $3,000,000)	6,501
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/29/18 (Vega notional amount $1,000,000)	440,654
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/29/18 (Vega notional amount $1,000,000)	435,960
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.20 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.20 at expiration date, expiring 11/09/18 (Vega notional amount $3,000,000)	$1,416,585
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25 at expiration date, expiring 11/06/17 (Vega notional amount $2,000,000)	1,841,074
Variance swap with Goldman Sachs International receiving NASDAQ 100 Index over the initial equity level of 17.9 and paying NASDAQ 100 Index under the initial equity level of 17.9 at expiration date, expiring 12/15/17 (Notional amount $500,000)	1,885,931
Variance swap with Goldman Sachs International receiving S&P 500 Index over the initial equity level of 13.3 and paying S&P 500 Index under the initial equity level of 13.3 at expiration date, expiring 12/15/17 (Notional amount $500,000)	(1,877,493)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	6,252,698
Variance swap with Societe Generale paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65 at expiration date, expiring 12/28/18 (Vega notional amount HKD 3,899,275)	1,179,669

See Notes to Financial Statements.

77

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Societe Generale paying variance of the NASDAQ 100 Index over the target volatility of 17.80 and receiving variance of the NASDAQ 100 Index under the target volatility of 17.80 at expiration date expiring 12/15/17 (Vega notional amount $500,000)	$1,919,117
Variance swap with Societe Generale paying variance of the NASDAQ 100 Index over the target volatility of 17.95 and receiving variance of the NASDAQ 100 Index under the target Volatility of 17.95 at expiration date expiring 12/15/17 (Vega notional amount $500,000)	2,003,451
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.10 at expiration date, expiring 06/21/18 (Vega notional amount AUD 1,340,000)	1,555,149
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 16.20 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.20 at expiration date, expiring 06/21/18 (Vega notional amount AUD 660,000)	971,881
Variance swap with Societe Generale receiving an amount if the volatility of Euro STOXX 50 index is over 16.45 and paying an amount if the volatility of Euro STOXX 50 index is under 16.45 at expiration date, expiring 12/15/17 (Vega notional amount EUR 426,000)	(2,473,438)
Variance swap with Societe Generale receiving an amount if the volatility of Euro STOXX 50 index is over 16.6 and paying an amount if the volatility of Euro STOXX 50 index is under 16.6 at expiration date, expiring 12/15/17 (Vega notional amount EUR 420,805)	(2,457,287)
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Societe Generale receiving an amount if the volatility of NASDAQ 100 index is over 18.5 and paying an amount if the volatility of Russell 2000 index is under 18.5 at expiration date, expiring 03/16/18 (Vega notional amount $500,000)	$228,910
Variance Swap with Societe Generale receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index (“SPX”) over the volatility strike price of 4.2 with a condition that knockout level is between 65% and 115% of initial index level at expiration date expiring 12/21/18 (Vega notional amount $1,000,000)	1,417,000
Variance swap with UBS AG receiving variance of the Franklin Floating Rate Fund over the target volatility of 4.00 and paying variance of the Franklin Floating Rate Fund under the target volatility of 4.00 at expiration date, expiring 12/28/18 (Vega notional amount $62,500)	247,044
25,693,335
Volatility Swaps
Volatility swap with Bank of America N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.45 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.45 at expiration date, expiring 05/10/18 (Vega notional amount $1,000,000)	(195,854)
Volatility swap with Bank of America N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.60 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.60 at expiration date, expiring 05/11/18 (Vega notional amount $1,000,000)	(57,776)

See Notes to Financial Statements.

78

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Unrealized Appreciation/ (Depreciation)
Volatility Swaps (continued)
Volatility swap with BNP Paribas SA based on a basket of equities and index, receiving an amount if the final realized volatility is over the target strike price of 15.43 and paying an amount if the final realized volatility is under the target strike price of 15.43 at expiration date, expiring 01/19/18 (Vega notional amount $300,000)(z)	$(193,832)
Volatility swap with BNP Paribas SA based on a basket of equities and index, receiving an amount if the final realized volatility is over the target strike price of 16.36 and paying an amount if the final realized volatility is under the target strike price of 16.36 at expiration date, expiring 01/19/18 (Vega notional amount $500,000)(aa)	(35,062)
Volatility swap with BNP Paribas SA based on the Hang Seng Index, receiving an amount if the final realized volatility is over the target strike price of 15.80 and paying based on the USD/KRW foreign exchange rate an amount if the final realized volatility is under the target strike price of 9.35 at expiration date, expiring 12/28/17 (Vega notional amount $1,000,000)	(888,312)
Volatility swap with JPMorgan Chase Bank N.A. based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 15.76 and paying variance if the basket volatility strike under the target strike price of 15.76 at expiration date, expiring 01/18/19 (Vega notional amount $300,000)(ab)	(371,146)
Volatility swap with JPMorgan Chase Bank N.A. based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 17.00 and paying variance if the basket volatility strike under the target strike price of 17.00 at expiration date, expiring 01/19/18 (Vega notional amount $500,000)(ac)	(996,338)
Unrealized Appreciation/ (Depreciation)
Volatility Swaps (continued)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.32 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.32 at expiration date, expiring 05/10/18 (Vega notional amount $1,000,000)	$259,659
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 12 and paying variance if the basket volatility strike under the target strike price of 12 at expiration date, expiring 01/19/18 (Vega notional amount $499,996)(ad)	638,086
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 16.41 and paying variance if the basket volatility strike under the target strike price of 16.41 at expiration date, expiring 01/19/18 (Vega notional amount $500,000)(ae)	(781,615)
Volatility Swap with Societe Generale based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 20.1 and paying variance if the basket volatility strike under the target strike price of 20.1 at expiration date, expiring 01/19/18 (Vega notional amount $437,500)(af)	344,431
Volatility Swap with UBS AG based on a basket of securities and index, receiving variance if the basket volatility strike over the target strike price of 14.87 and paying variance if the basket volatility strike under the target strike price of 14.87 at expiration date, expiring 01/19/18 (Vega notional amount $500,000)(ag)	(164,772)
(2,442,531)
$44,991,179

See Notes to Financial Statements.

79

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

(a)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $328,689,861 or 5.92% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (j) below) that amount to $111,245,260 or 2.00% of net assets.
(b)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $302,914, which is 0.01% of net assets.
(c)	Non-income producing security.
(d)	Principal amount denoted in Euros.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Principal amount denoted in British Pounds.
(g)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (a) above.
(h)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $800,104,856, which is 14.42% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (a) above.
(k)	Zero coupon bond. The rate represents the yield at time of purchase.
(l)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(m)	Issuer filed for bankruptcy and/or is in default of interest payments.
(n)	Floating rate security. Rate shown is the rate in effect as of period end.
(o)	Principal amount denoted in Swiss Francs.
(p)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(q)	The rate represents the annualized yield at time of purchase.
(r)	The rate shown represents the current yield as of October 31, 2017.
(s)	Number of units is not applicable to this derivative and therefore notional amount is disclosed.
(t)	The following table represents the individual positions underlying the basket structured options with Societe Generale, as of October 31, 2017, expiration date August 17, 2018:

Reference Entity
Alphabet, Inc. - Class A
Amazon.com, Inc.
Analog Devices, Inc.
Apple, Inc.
Broadcom Ltd.
Facebook, Inc. - Class A
Gartner, Inc.
Netflix, Inc.
NVIDIA Corp.
ServiceNow, Inc.
Skyworks Solutions, Inc.
Splunk, Inc.
Western Digital Corp.

(u)	The following table represents the individual positions underlying the basket structured options with BNP Paribas SA, as of October 31, 2017, expiration date August 24, 2018:

Reference Entity
Allergan Plc
Alphabet, Inc. - Class A
Amazon.com, Inc.
Anadarko Petroleum Corp.
Apple, Inc.
Barrick Gold Corp.
Eli Lilly & Co.
Facebook, Inc. - Class A
Freeport-McMoRan, Inc.
Gilead Sciences, Inc.
Goldcorp, Inc.
Halliburton Co.
Hess Corp.
Incyte Corp.
Netflix, Inc.
Newmont Mining Corp.
Regeneron Pharmaceuticals, Inc.
United States Steel Corp.

(v)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(w)	The following table represents the individual long position underlying the basket swap with BNP Paribas SA, as of October 31, 2017, expiration date July 30, 2018:

Reference Entity — Long
BNP Paribas Equity Low Volatility Europe Index
BNP Paribas Equity Momentum Europe Index
BNP Paribas Equity Quality Europe Index
BNP Paribas Equity Value Europe Index
BNP Paribas High Dividend Yield Europe Equity Long Term Return Index

See Notes to Financial Statements.

80

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

(x)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of October 31, 2017, expiration date March 28, 2018:

Reference Entity — Long
BNP Paribas Equity Low Volatility Europe Index
BNP Paribas Equity Momentum Europe Index
BNP Paribas Equity Quality Europe Index
BNP Paribas Equity Value Europe Index
BNP Paribas High Dividend Yield Europe Equity Long Term Return Index

(y)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of October 31, 2017, expiration date October 8, 2018:

Reference Entity — Long
BNP Paribas USD Long-Term Treasury Bond Futures Index

Reference Entity — Short
BNP Paribas EUR 30 Year Futures Index

(z)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of October 31, 2017, expiration date January 19, 2018:

Reference Entity — Long
Altaba, Inc.
Eastman Chemical Co.
Hologic, Inc.
Lennar Corp.
Mohawk Industries, Inc.
Occidental Petroleum Corp. Oracle Corp.
Phillips 66 VeriSign, Inc.

Reference Entity — Short
S&P 500 Index

(aa)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of October 31, 2017, expiration date January 19, 2018:

Reference Entity — Long
AbbVie, Inc.
Akamai Technologies, Inc.
Alibaba Group Holding Ltd.
Amazon.com, Inc. Apple, Inc.
Baidu, Inc. Broadcom Ltd.
EOG Resources, Inc.
E-Trade Financial Corp.
Facebook, Inc.
Gilead Sciences, Inc.
Halliburton Co.
Micron Technology, Inc.
Priceline Group, Inc. (The)
Salesforce.com, Inc.
Whirlpool Corp.
Reference Entity — Short
S&P 500 Index

(ab)	The following table represents the individual long and short positions underlying the basket swap with JPMorgan Chase Bank N.A., as of October 31, 2017, expiration date January 18, 2019:

Reference Entity — Long
Altaba, Inc.
Eastman Chemical Co.
Lennar Corp.
Occidental Petroleum Corp.
Oracle Corp.
Phillips 66 VeriSign, Inc.

Reference Entity — Short
S&P 500 Index

(ac)	The following table represents the individual long and short positions underlying the basket swap with JPMorgan Chase Bank N.A., as of October 31, 2017, expiration date January 19, 2018:

Reference Entity — Long
AbbVie, Inc.
Amazon.com, Inc.
Apple, Inc.
Biogen, Inc.
Chevron Corp.
Exxon Mobil Corp.
Halliburton Co.
Microsoft Corp.
Netflix, Inc.
Phillips 66

Reference Entity — Short
S&P 500 Index

(ad)	The following table represents the individual long and short positions underlying the basket swap with Societe Generale, as of October 31, 2017, expiration date January 19, 2018:

Reference Entity — Long
Andeavor Corp.
Axalta Coating Systems Ltd.
Ball Corp.
BioMarin Pharmaceutical, Inc.
Cardinal Health, Inc.
Cheniere Energy, Inc.
Concho Resources, Inc.
Cree, Inc.
HCA Healthcare, Inc.
IAC/InterActiveCorp.
Sealed Air Corp.
Splunk, Inc.
VeriFone Systems, Inc.
Zoetis, Inc.

Reference Entity — Short
S&P 500 Index

See Notes to Financial Statements.

81

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

(ae)	The following table represents the individual long and short positions underlying the basket swap with Societe Generale, as of October 31, 2017, expiration date January 19, 2018:

Reference Entity — Long

AbbVie, Inc.

Amazon.com, Inc.

Apple, Inc.

CA, Inc.

Chevron Corp.

Exxon Mobil Corp.

Halliburton Co.

Microsoft Corp.

Netflix, Inc.

Phillips 66

Reference Entity — Short

S&P 500 Index

(af)	The following table represents the individual long and short positions underlying the basket swap with Societe Generale, as of October 31, 2017, expiration date January 19, 2018:

Reference Entity — Long

Allergan Plc

Alphabet, Inc.

Expedia, Inc.

Intuitive Surgical, Inc.

PayPal Holdings, Inc.

PulteGroup, Inc.

Teradata Corp.

Reference Entity — Short

Russell 2000 Index

(ag)	The following table represents the individual long and short positions underlying the basket swap with UBS AG, as of October 31, 2017, expiration date January 19, 2018:

Reference Entity — Long
Andeavor Corp.
Citrix Systems, Inc.
Expedia, Inc.
F5 Networks, Inc.
Intuitive Surgical, Inc.
Molson Coors Brewing Co.
Phillips 66 Valero Energy Corp.

Reference Entity — Short
S&P 500 Index

Futures contracts outstanding at October 31, 2017:

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
Long Contracts:
Chicago Board of Trade U.S. Treasury Long Bond	597	December 2017	91,023,844	$(1,766,595)
Chicago Board of Trade, 5 Year U.S. Treasury Note	2,320	December 2017	271,875,000	(2,733,062)
				(4,499,657)
Short Contracts:
Eurex Euro-Buxl 30-year Bond	(470)	December 2017	(90,947,256)	7,802
Chicago Mercantile Exchange E-Mini S&P 500 Index	(471)	December 2017	(60,587,085)	(662,494)
FTSE MIB Index	(224)	December 2017	(29,711,676)	(508,788)
				(1,163,480)
Total				$(5,663,137)

See Notes to Financial Statements.

82

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Forwards foreign currency exchange contracts outstanding at October 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	72,221,925	USD	95,699,972	Bank of New York Mellon Corp.	11/29/17	$302,544
ARS	77,250,000	USD	4,303,621	Barclays Bank Plc	11/15/17	29,572
BRL	80,490,760	USD	24,000,000	Barclays Bank Plc	03/29/18	158,243
RUB	507,710,000	USD	8,449,160	Barclays Bank Plc	03/29/18	55,487
INR	675,850,000	USD	9,993,003	Barclays Bank Plc	05/31/18	217,792
USD	10,244,032	INR	675,850,000	Barclays Bank Plc	05/31/18	33,237
BRL	33,830,000	USD	10,000,000	Barclays Bank Plc	07/31/18	1,552
USD	7,181,748	EUR	6,000,000	Barclays Bank Plc	08/31/18	58,238
USD	10,000,000	EUR	8,237,958	Barclays Bank Plc	09/28/18	201,253
USD	6,004,065	EUR	5,000,000	Barclays Bank Plc	09/28/18	56,750
USD	10,000,000	EUR	8,219,004	Barclays Bank Plc	03/29/19	100,061
ARS	89,750,000	USD	5,000,000	JPMorgan Chase Bank N.A.	11/08/17	56,860
USD	5,131,504	ARS	89,750,000	JPMorgan Chase Bank N.A.	11/08/17	74,643
JPY	3,904,824,900	USD	34,380,065	JPMorgan Chase Bank N.A.	11/29/17	5,120
EUR	7,925,000	USD	8,944,242	JPMorgan Chase Bank N.A.	02/28/18	353,539
IDR	139,100,000,000	USD	10,000,000	JPMorgan Chase Bank N.A.	03/29/18	79,513
RUB	1,105,131,100	USD	18,000,000	JPMorgan Chase Bank N.A.	03/29/18	512,043
USD	10,123,726	IDR	139,100,000,000	JPMorgan Chase Bank N.A.	03/29/18	44,213
IDR	676,575,000	USD	9,856,862	JPMorgan Chase Bank N.A.	05/31/18	364,886
USD	10,233,306	INR	676,575,000	JPMorgan Chase Bank N.A.	05/31/18	11,558
USD	8,330,133	EUR	7,000,000	JPMorgan Chase Bank N.A.	07/31/18	36,442
USD	6,129,000	EUR	5,000,000	JPMorgan Chase Bank N.A.	08/30/19	40,753
INR	350,374,000	USD	5,000,000	UBS AG	02/09/18	357,014
EUR	6,000,000	USD	6,511,002	UBS AG	04/30/18	554,804
USD	22,153,940	JPY	2,409,688,500	UBS AG	05/31/18	711,422
						4,417,539
USD	13,601,750	EUR	11,877,805	Bank of New York Mellon Corp.	06/29/18	(441,452)
USD	4,153,226	ARS	77,250,000	Barclays Bank Plc	11/15/17	(179,967)
CHF	9,665,310	USD	9,777,836	Barclays Bank Plc	11/29/17	(71,137)
ARS	53,700,000	USD	3,000,000	Barclays Bank Plc	02/28/18	(168,288)
USD	2,708,018	ARS	53,700,000	Barclays Bank Plc	02/28/18	(123,694)
USD	6,568,750	SEK	57,000,000	Barclays Bank Plc	02/28/18	(292,203)
USD	9,582,139	BRL	33,468,710	Barclays Bank Plc	03/29/18	(463,054)
USD	8,084,554	RUB	507,710,000	Barclays Bank Plc	03/29/18	(420,092)
ARS	53,610,000	USD	3,000,000	Barclays Bank Plc	04/30/18	(263,050)
USD	2,615,122	ARS	53,610,000	Barclays Bank Plc	04/30/18	(121,828)
USD	20,023,367	EUR	17,899,389	Barclays Bank Plc	05/31/18	(1,098,691)
USD	3,336,600	EUR	3,000,000	Barclays Bank Plc	03/29/19	(276,954)
ARS	89,450,000	USD	5,000,000	JPMorgan Chase Bank N.A.	11/29/17	(26,733)
EUR	50,000,000	USD	59,166,070	JPMorgan Chase Bank N.A.	11/29/17	(830,319)
USD	4,506,297	ARS	89,450,000	JPMorgan Chase Bank N.A.	11/29/17	(466,969)
ARS	90,000,000	USD	4,953,220	JPMorgan Chase Bank N.A.	12/28/17	(29,145)
USD	4,466,501	ARS	90,000,000	JPMorgan Chase Bank N.A.	12/28/17	(457,574)
AUD	51,048,687	USD	40,069,186	JPMorgan Chase Bank N.A.	01/29/18	(1,029,797)
USD	6,074,995	GBP	4,800,000	JPMorgan Chase Bank N.A.	02/01/18	(319,149)
ARS	27,300,000	USD	1,500,000	JPMorgan Chase Bank N.A.	02/28/18	(60,414)
USD	1,378,092	ARS	27,300,000	JPMorgan Chase Bank N.A.	02/28/18	(61,494)
USD	4,000,000	EUR	3,635,617	JPMorgan Chase Bank N.A.	02/28/18	(265,384)
USD	8,645,881	EUR	7,925,000	JPMorgan Chase Bank N.A.	02/28/18	(651,899)
USD	5,000,000	EUR	4,604,119	JPMorgan Chase Bank N.A.	03/28/18	(410,959)
USD	5,111,779	RUB	313,281,150	JPMorgan Chase Bank N.A.	03/29/18	(135,991)
USD	12,667,572	RUB	791,849,950	JPMorgan Chase Bank N.A.	03/29/18	(596,700)
USD	6,557,890	GBP	5,000,000	JPMorgan Chase Bank N.A.	07/27/18	(139,109)
IDR	69,645,000,000	USD	5,000,000	JPMorgan Chase Bank N.A.	07/31/18	(34,579)
USD	5,822,525	EUR	5,000,000	JPMorgan Chase Bank N.A.	07/31/18	(101,540)
USD	5,000,000	EUR	4,355,128	JPMorgan Chase Bank N.A.	07/31/18	(160,012)
USD	18,134,338	EUR	16,380,224	JPMorgan Chase Bank N.A.	03/29/19	(1,595,937)
EUR	30,767,264	USD	36,400,504	UBS AG	11/29/17	(503,875)
USD	12,004,047	EUR	11,000,000	UBS AG	04/30/18	(949,931)

See Notes to Financial Statements.

83

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
JPY	682,298,840	USD	6,200,000	UBS AG	05/31/18	$(128,591)
						(12,876,511)
						$(8,458,972)

The following abbreviations are used in the report:

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazil Real

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

Cnv. — Convertible

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

HKD - Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SEK — Swedish Krona

STEP — Step Coupon Bond

USD — U.S. Dollar

See Notes to Financial Statements.

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2017

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	14.3%
Banks	0.6
Collateralized Mortgage Obligations	8.7
Commercial Mortgage-Backed Securities	1.2
Consumer Discretionary	3.2
Consumer Staples	1.8
Diversified Financials	2.2
Energy	0.5
Health Care	0.9
Industrials	2.7
Information Technology	3.7
Insurance	1.3
Materials	0.9
Real Estate	1.5
Telecommunication Services	1.6
U.S. Government Agencies and Securities	32.2
Utilities	0.7
Other*	22.0
100.0%

*	Includes cash and equivalents, closed-end funds, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

See Notes to Financial Statements.

85

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	October 31, 2017

Principal Amount		Value
CORPORATE BONDS — 32.8%
Banks — 5.6%
$2,800,000	Banco Santander SA, 3.50%, 04/11/22	$2,869,065
2,650,000	Bank of Montreal MTN, 1.35%, 08/28/18	2,643,409
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	3,115,140
2,000,000	Capital One NA, 1.85%, 09/13/19	1,987,483
7,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(a)	7,868,903
2,770,000	Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,933,904
2,750,000	Cooperatieve Rabobank UA, 3.75%, 07/21/26	2,799,509
3,000,000	HSBC Holdings Plc, (3 mo. LIBOR US + 1.546%), 4.04%, 03/13/28(a)	3,141,993
2,500,000	International Bank For Reconstruction & Development, 1.38%, 04/10/18	2,498,380
2,260,000	Sumitomo Mitsui Banking Corp., 1.95%, 07/23/18	2,263,862
5,000,000	Sumitomo Mitsui Trust Bank Ltd, 2.05%, 10/18/19(b)	4,984,276
1,375,000	Svenska Handelsbanken AB, 1.50%, 09/06/19	1,363,592
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	8,000,758
		46,470,274
Consumer Discretionary — 4.1%
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,195,904
3,000,000	Amazon.com, Inc., 3.15%, 08/22/27(b)	3,017,952
1,690,000	American Honda Finance Corp., 1.50%, 11/19/18	1,687,406
1,800,000	American Honda Finance Corp. MTN, 1.55%, 12/11/17	1,800,207
3,435,000	Carnival Corp., 1.88%, 12/15/17	3,436,610
6,000,000	Daimler Finance North America LLC, 2.00%, 08/03/18(b)	6,010,813
5,750,000	Discovery Communications LLC, 4.90%, 03/11/26	6,179,905
2,911,000	Ecolab, Inc., 2.25%, 01/12/20	2,924,342
Principal Amount		Value
Consumer Discretionary (continued)
$1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	$1,695,798
3,000,000	Hasbro, Inc., 3.50%, 09/15/27	2,969,204
2,215,000	Time Warner, Inc., 2.10%, 06/01/19	2,216,791
		34,134,932
Consumer Staples — 3.3%
3,000,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 02/01/19	3,002,943
5,000,000	BAT Capital Corp., 3.56%, 08/15/27(b)	5,012,400
4,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	3,994,770
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,876,976
3,000,000	CVS Health Corp., 2.80%, 07/20/20	3,035,656
2,077,000	Sysco Corp., 1.90%, 04/01/19	2,076,239
4,000,000	Wal-Mart Stores, Inc., 1.90%, 12/15/20	3,991,575
		26,990,559
Diversified Financials — 2.8%
3,950,000	Aercap Ireland Capital DAC/Aercap Global Aviation Trust, 4.50%, 05/15/21	4,194,869
6,160,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 2.36%, 07/24/23(c)	6,199,186
6,065,000	JPMorgan Chase & Co., 3.20%, 06/15/26	6,059,162
3,000,000	Morgan Stanley, 2.45%, 02/01/19	3,015,645
3,900,000	Toronto-Dominion Bank (The), (3 mo. LIBOR US + 0.440%), 1.78%, 07/02/19(c)	3,915,521
		23,384,383
Energy — 4.0%
6,000,000	BP Capital Markets Plc, 3.28%, 09/19/27	6,036,347
3,315,000	ConocoPhillips Co., 4.95%, 03/15/26	3,765,348
2,000,000	Enbridge, Inc., 2.90%, 07/15/22	2,011,510
3,075,000	Energy Transfer LP, 3.60%, 02/01/23	3,134,614

See Notes to Financial Statements.

86

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Energy (continued)
$5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	$5,308,601
2,845,000	HollyFrontier Corp., 5.88%, 04/01/26	3,157,699
2,605,000	Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	2,634,539
6,000,000	Shell International Finance BV, 1.25%, 11/10/17	5,999,940
1,000,000	TransCanada Pipelines Ltd., 1.88%, 01/12/18	1,000,643
		33,049,241
Health Care — 3.5%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	5,050,617
4,000,000	Amgen, Inc., 2.20%, 05/22/19	4,016,293
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	1,999,956
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,042,345
3,000,000	Medtronic, Inc., 2.50%, 03/15/20	3,041,245
3,955,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	3,939,206
3,950,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	3,950,055
2,000,000	Zoetis, Inc., 3.00%, 09/12/27	1,958,006
		28,997,723
Industrials — 4.7%
6,115,000	Caterpillar Financial Services Corp. MTN, 1.35%, 05/18/19	6,067,633
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,512,648
28,840	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	28,850
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,690,430
6,000,000	Northrop Grumman Corp., 2.55%, 10/15/22	6,008,082
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp., 2.70%, 03/14/23(b)	2,965,163
6,460,000	Precision Castparts Corp., 1.25%, 01/15/18	6,457,758
Principal Amount		Value
Industrials (continued)
$10,000,000	Siemens Financieringsmaatschappij NV, 2.20%, 03/16/20(b)	$10,050,890
		38,781,454
Information Technology — 2.5%
6,110,000	Apple, Inc., (3 mo. LIBOR US + 0.350%), 1.66%, 05/11/22(c)	6,154,136
4,000,000	IBM Credit LLC, 1.80%, 01/20/21	3,953,961
2,750,000	Oracle Corp., 5.75%, 04/15/18	2,800,962
2,000,000	QUALCOMM, Inc., 3.25%, 05/20/27	1,999,796
5,540,000	VMware, Inc., 2.30%, 08/21/20	5,528,303
		20,437,158
Insurance — 0.4%
3,000,000	New York Life Global Funding, 1.45%, 12/15/17(b)	2,999,904
Materials — 0.1%
1,000,000	Mexichem SAB de CV, 4.00%, 10/04/27(b)	999,500
Telecommunication Services — 0.5%
4,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	4,228,140
Utilities — 1.3%
3,000,000	Berkshire Hathaway Energy Co, 2.00%, 11/15/18	3,007,303
5,000,000	Enel Finance International NV, 2.88%, 05/25/22(b)	5,029,890
2,310,000	NextEra Energy Capital Holdings, Inc., 2.30%, 04/01/19	2,317,370
		10,354,563
Total Corporate Bonds (Cost $270,217,208)		270,827,831

ASSET-BACKED SECURITIES — 8.3%
CANADA — 0.5%
Other Asset-Backed Securities — 0.5%
4,750,000	Golden Credit Card Trust Series 2017-2A, Class A, 1.98%, 04/15/22(b)	4,743,062
		4,743,062

See Notes to Financial Statements.

87

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
CAYMAN ISLANDS — 3.2%
Collateralized Loan Obligations — 3.0%
$3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 2.83%, 04/24/29(b)(c)	$3,047,107
5,000,000	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.50%, 10/17/26(b)(c)	5,012,043
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 2.66%, 04/20/30(b)(c)	3,995,487
2,400,000	OCP CLO Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.71%, 11/22/25(b)(c)	2,419,527
5,000,000	Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.11%, 10/20/25(b)(c)	4,999,765
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 2.54%, 07/20/30(b)(c)	5,004,877
		24,478,806
Other Asset-Backed Securities — 0.2%
2,000,000	Securitized Term Auto Receivables Trust Series 2016-1A, Class A3, 1.52%, 03/25/20(b)	1,991,388
		1,991,388

UNITED STATES — 4.6%
Other Asset-Backed Securities — 4.6%
3,000,000	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	2,996,677
1,250,000	CarMax Auto Owner Trust Series 2017-2, Class A3, 1.93%, 03/15/22	1,248,011
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/16/21	2,960,096
4,250,000	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(b)	4,249,701
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,976,476
1,585,016	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(b)	1,583,831
1,000,000	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(b)	1,002,360
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(b)	1,496,564
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	$3,999,400
2,000,000	GM Financial Consumer Automobile Series 2017-1A, Class A4, 2.06%, 05/16/23(b)	1,999,315
5,000,000	Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/20(b)	4,983,892
917,757	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	917,444
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	2,003,926
2,650,000	Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/21(b)	2,654,098
1,750,000	Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 04/20/22(b)	1,750,288
1,000,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19	996,587
		37,818,666
Total Asset-Backed Securities (Cost $69,038,163)		69,031,922

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
$1,412,814	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	$1,372,236
Total Collateralized Mortgage Obligations (Cost $1,442,335)		1,372,236
U.S. GOVERNMENT AGENCIES — 5.1%
Fannie Mae — 2.4%
6,720,000	0.88%, 12/20/17	6,718,085
7,802,000	1.88%, 02/19/19	7,835,892
5,000,000	1.00%, 02/26/19	4,963,990
		19,517,967
Federal Home Loan Bank — 2.1%
5,000,000	0.88%, 10/01/18	4,972,265
12,485,000	1.13%, 06/21/19	12,391,537
		17,363,802

See Notes to Financial Statements.

88

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Overseas Private Investment Corp. — 0.3%
$2,694,172	5.14%, 12/15/23	$2,952,177
Private Export Funding Corp. — 0.1%
500,000	2.25%, 12/15/17	500,654
Small Business Administration — 0.1%
163,630	4.73%, 02/10/19	167,793
265,312	4.11%, 03/10/20	272,243
852,763	4.08%, 03/10/21	880,958
		1,320,994
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	729,478
Total U.S. Government Agencies (Cost $42,296,411)		42,385,072
U.S. GOVERNMENT SECURITIES — 52.2%
U.S. Treasury Notes — 52.2%
1,615,000	0.88%, 11/30/17	1,614,681
2,680,000	0.88%, 05/31/18	2,672,874
21,195,000	1.13%, 01/31/19	21,092,337
22,223,000	1.38%, 09/30/19	22,134,455
17,217,000	1.38%, 12/15/19	17,129,570
41,134,000	1.50%, 06/15/20	40,931,543
14,476,000	1.38%, 09/15/20	14,340,853
51,401,000	1.88%, 11/30/21	51,366,867
48,702,000	1.75%, 01/31/23	47,948,641
27,926,450	0.63%, 01/15/24(d)	28,452,437
81,115,000	2.38%, 08/15/24	81,929,318
83,155,000	2.00%, 02/15/25	81,709,532
19,888,000	2.25%, 11/15/25	19,810,313
Total U.S. Government Securities (Cost $433,293,479)		431,133,421
Principal Amount		Value
GOVERNMENT BONDS — 0.4%
JAPAN — 0.4%
$3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	$3,010,150
Total Government Bonds (Cost $2,993,618)		3,010,150

Shares
INVESTMENT COMPANY — 0.6%
4,796,537	SEI Daily Income Trust Government II Fund, Class A, 0.88%(e)	4,796,537
Total Investment Company (Cost $4,796,537)		4,796,537
TOTAL INVESTMENTS — 99.6% (Cost $824,077,751)		$822,557,169
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		2,988,000
NET ASSETS — 100.0%		$825,545,169

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $93,405,179 which is 11.31% of net assets.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield at October 31, 2017.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation LIBOR — London Interbank Offered Rate MTN — Medium Term Note

See Notes to Financial Statements.

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	October 31, 2017

Principal Amount		Value
MUNICIPAL BONDS — 86.5%
Alabama — 1.0%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,323,940
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,987,650
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,509,450
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,520,769
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/24	3,604,445
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,399,100
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,800,480
		23,145,834
Arizona — 0.7%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	1,053,115
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,815,802
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	172,079
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	2,029,565
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID 5.88%, 07/01/24	361,113
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	6,112,450
Principal Amount		Value
Arizona (continued)
$200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	$212,479
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	3,157,354
		15,913,957
California — 5.0%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 1.33%, 04/01/38(a)	5,022,050
700,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	850,045
6,250,000	California State Current Refunding GO - Group C 5.00%, 08/01/27	7,467,063
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D 5.00%, 09/01/24	2,405,300
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	1,109,675
1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	1,224,340
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	8,155,140
20,000,000	State of California Refunding GO 5.00%, 08/01/21	22,713,200
10,000,000	State of California Refunding GO 5.00%, 09/01/22	11,650,200
8,000,000	State of California Refunding GO 5.00%, 03/01/24	9,577,920
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,582,400
18,720,000	State of California Refunding GO 5.00%, 09/01/27	23,040,389

See Notes to Financial Statements.

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
California (continued)
$7,430,000	State of California School Improvements GO 5.00%, 11/01/28	$9,212,531
		112,010,253
Colorado — 0.7%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding) 5.00%, 12/01/19	539,245
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	912,808
3,935,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	4,719,324
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,420,700
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	118,985
975,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding) 5.00%, 12/15/25	1,189,919
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding) 4.00%, 12/01/17	2,004,940
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,376,435
230,000	Weld County School District No Re-1 School Improvements GO, (AGM, State Aid Withholding) 5.00%, 12/15/23	271,876
2,280,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	2,760,533
		16,314,765
Principal Amount		Value
Connecticut — 3.8%
$4,500,000	Hartford County Metropolitan District Cash Flow Management GO Notes, Series B 3.00%, 08/01/18	$4,540,185
2,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	2,272,200
1,695,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM) 5.00%, 11/01/23	1,976,862
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	6,925,289
7,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/24	8,168,580
8,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/25	9,389,920
1,805,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/27	2,119,593
6,000,000	State of Connecticut Public Improvements GO, Series F 5.00%, 11/15/26	7,038,180
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,531,148
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	1,423,850
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/25	9,352,400
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,340,860
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 10/01/19	8,538,800
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,773,450

See Notes to Financial Statements.

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Connecticut (continued)
$10,000,000	State of Connecticut Water & Sewer System Improvements GO, Series E 5.00%, 10/15/23	$11,596,500
		84,987,817
District Of Columbia — 0.3%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C 5.00%, 12/01/19	5,394,600
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,112,970
		6,507,570
Florida — 1.1%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,731,762
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,202,820
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID 5.50%, 07/01/27	8,914,141
1,200,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,421,976
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,786,440
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	2,215,140
500,000	Palm Beach County Revenue Bonds, Series 2, OID 5.25%, 11/01/25	520,625
		24,792,904
Georgia — 4.8%
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,912,715
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,116,372
2,000,000	Cherokee County Board of Education Advance Refunding GO 5.00%, 08/01/23	2,368,300
Principal Amount		Value
Georgia (continued)
$750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	$880,313
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	291,951
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	3,160,348
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	2,484,615
12,000,000	County of Fulton Cash Flow Management GO Notes 2.00%, 12/29/17	12,020,280
235,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A 5.00%, 05/01/23	273,122
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds 5.00%, 01/01/18	1,006,550
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A 5.00%, 06/01/18	1,278,350
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 06/01/20	5,301,400
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	2,247,580
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY) 5.00%, 10/01/19	2,174,546
8,100,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2 0.86%, 09/01/35(a)	8,100,000
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,311,394

See Notes to Financial Statements.

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Georgia (continued)
$1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	$1,883,152
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,332,133
4,000,000	State of Georgia Advance Refunding GO, Series C-1 5.00%, 07/01/23	4,743,040
7,650,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	9,575,811
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,342,633
1,925,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/18	1,972,625
2,860,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/19	3,010,922
1,500,000	State of Georgia School Improvement GO, Series B 5.00%, 01/01/18	1,509,930
28,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	33,624,841
		106,922,923
Hawaii — 0.6%
5,815,000	State of Hawaii Advance Refunding GO 5.00%, 10/01/23	6,911,825
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	1,127,440
400,000	State of Hawaii Refunding GO, Series DY 5.00%, 02/01/18	403,931
5,000,000	State of Hawaii Refunding GO, Series EP 5.00%, 08/01/25	6,008,650
		14,451,846
Principal Amount		Value
Idaho — 0.1%
$1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	$1,220,670
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,734,930
		2,955,600
Illinois — 1.7%
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	2,582,983
12,200,000	Illinois Finance Authority University & College Improvements Revenue Bonds 0.90%, 12/01/46(a)	12,200,000
10,000,000	Illinois Finance Authority University & College Improvements Revenue Bonds 0.90%, 12/01/46(a)	10,000,000
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B 5.00%, 12/01/17	3,009,420
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	3,857,653
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,306,220
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds 5.00%, 06/15/18	3,580,255
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	857,103
		38,393,634
Indiana — 0.2%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	546,450

See Notes to Financial Statements.

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Indiana (continued)
$1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	$1,512,476
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	287,375
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1 5.00%, 07/01/19	531,540
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding) 5.75%, 07/15/26	1,009,580
		3,887,421
Iowa — 0.6%
5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	6,413,601
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,966,720
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,984,788
		13,365,109
Kansas — 0.2%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,492,029
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds 5.00%, 12/01/17	2,176,836
		3,668,865
Kentucky — 0.3%
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	5,938,200
Principal Amount		Value
Louisiana — 0.1%
$375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1 5.00%, 08/01/26	$460,133
2,000,000	State of Louisiana Interstate 49 South Project Revenue Bonds 5.00%, 09/01/22	2,291,780
		2,751,913
Maine — 0.1%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/19	2,409,503
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	185,209
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(b)	5,644
		2,600,356
Maryland — 2.7%
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,456,152
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,832,700
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,760,488
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,496,360
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,106,060
15,000,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/22	17,434,050
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	12,029,400

See Notes to Financial Statements.

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Maryland (continued)
$3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	$3,671,310
6,375,000	State of Maryland School Improvements GO, Series 1 5.00%, 06/01/23	7,538,884
		60,325,404
Massachusetts — 9.9%
6,200,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/03/18	6,233,604
5,750,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/27/18	5,785,535
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,551,830
5,705,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	7,128,112
11,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/22	13,387,840
10,000,000	Commonwealth of Massachusetts Cash Flow Management GO Notes, Series C 2.00%, 06/25/18	10,058,400
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,361,158
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A 5.00%, 05/01/19	9,519,840
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	10,101,120
7,470,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	9,202,293
5,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/24/18	5,533,495
Principal Amount		Value
Massachusetts (continued)
$5,250,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/10/18	$5,277,563
1,500,000	Marthas Vineyard Regional Transit Authority Cash Flow Management Revenue Notes 1.50%, 05/11/18	1,503,405
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,659,825
20,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds 0.86%, 07/01/31(a)	20,000,000
4,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds, Series Y 0.90%, 07/01/35(a)	4,000,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	8,585,386
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	581,885
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B 5.25%, 08/01/26	10,789,691
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	3,142,179
4,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/23	5,707,104
14,845,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority) 0.94%, 08/01/37(a)	14,845,000
15,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/03/18	15,081,300
13,100,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/20/18	13,179,779

See Notes to Financial Statements.

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Massachusetts (continued)
$3,209,000	Town of Littleton Cash Flow Management GO Notes 2.00%, 05/18/18	$3,225,430
6,015,000	Town of Sandwich Cash Flow Management GO Notes 2.00%, 02/16/18	6,011,030
5,000,000	Town of Stow Cash Flow Management Refunding GO Notes 2.00%, 05/01/18	5,028,150
6,000,000	Town of Topsfield Cash Flow Management GO Notes 2.00%, 03/09/18	6,021,300
		221,502,254
Michigan — 0.5%
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	233,353
635,000	Dexter Community Schools Refunding GO (Q-SBLF) 4.00%, 05/01/18	644,455
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,470,613
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	1,172,190
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/18	407,835
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/19	264,363
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/18	1,401,936
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	1,153,560
4,530,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	4,717,044
		11,465,349
Minnesota — 2.4%
1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	1,807,122
Principal Amount		Value
Minnesota (continued)
$1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	$1,217,760
9,875,000	County of Hennepin Public Improvements GO, Series C 0.90%, 12/01/33(a)	9,875,000
800,000	Fulda Independent School District No 505 Cash Flow Management GO Notes (School District Credit Program) 2.00%, 09/28/18	805,528
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	2,659,646
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3 5.00%, 12/01/19	5,831,007
16,495,000	State of Minnesota Advance Refunding GO, Series D 5.00%, 08/01/25	20,228,643
1,000,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	1,169,740
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,660,343
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,257,449
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,445,731
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,121,240
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	1,190,210
		54,269,419
Mississippi — 0.5%
650,000	Delta State University Educational Building Corp., Facilities Refunding Revenue 5.00%, 12/01/23	762,736
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D 5.00%, 08/01/18	1,862,906

See Notes to Financial Statements.

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Mississippi (continued)
$570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	$659,849
4,560,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	5,435,155
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	360,102
475,000	Mississippi State University Educational Building Corp. New Facilities and Refinancing Advance Refunding Revenue Bonds 5.00%, 08/01/24	568,152
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A 5.00%, 10/01/25	1,006,666

		10,655,566

Missouri — 1.9%
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	624,771
300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	331,749
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	2,733,343
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,762,520
915,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,113,006
Principal Amount		Value

Missouri (continued)
$2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/19	$2,388,426
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,270,000
850,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	1,018,224
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,149,074
24,245,000	University of Missouri Refunding Revenue Bonds, Series B 0.92%, 11/01/31(a)	24,245,000

		41,636,113

Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A 5.25%, 07/01/20	2,782,713

New Hampshire — 0.1%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds 5.00%, 09/01/19	2,397,960

New Jersey — 1.6%
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY) 4.00%, 12/15/17	200,725
9,000,000	County of Middlesex GO Refunding Notes 2.00%, 06/13/18	9,054,180
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A 5.00%, 11/01/17	2,000,000
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	234,009

See Notes to Financial Statements.

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
New Jersey (continued)
$1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds 5.00%, 03/01/18(b)	$1,104,443
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds 5.00%, 03/01/18	414,440
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation) 5.00%, 09/01/18(b)	41,276
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B 5.00%, 01/01/20	1,403,155
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C 5.00%, 01/01/25	11,009,786
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,225,580
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,687,815
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/24	1,785,026
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B 5.00%, 06/15/19	523,609
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,225,620
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	2,407,160

		35,316,824

New Mexico — 0.2%
4,700,000	University of New Mexico/The Refunding Revenue Bonds, Series C 0.90%, 06/01/30(a)	4,700,000
Principal Amount		Value
New York — 17.3%
$5,500,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	$6,582,455
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	34,674,000
8,200,000	City of New York Public Improvements GO, Sub-Series B-3 (TD Bank N.A.) 0.91%, 09/01/27(a)	8,200,000
3,010,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,478,958
1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	2,040,129
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	751,270
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	9,442,886
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,825,425
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	21,382,300
6,000,000	County of Rockland Cash Flow Management GO Notes 2.50%, 03/22/18	6,025,020
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/18	2,039,480
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,615,900
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(a)	5,409,400
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B 5.00%, 11/15/28	289,550
875,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B 5.00%, 11/15/29	1,049,379

See Notes to Financial Statements.

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
New York (continued)
$1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	$2,191,959
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,174,879
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A 5.50%, 06/15/21	2,568,950
10,000,000	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds, Series B-1B 0.91%, 06/15/24(a)(c)	10,000,000
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,999,450
680,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(b)	769,338
295,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21	333,869
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,602,990
2,200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 05/01/22(b)	2,327,072
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B 5.00%, 11/01/17(b)	1,230,000
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B 5.00%, 11/01/17	770,000
Principal Amount		Value
New York (continued)
$15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	$18,160,422
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/18	3,144,457
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/19	1,123,992
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,766,270
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/18	971,923
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,751,021
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes 5.00%, 02/01/18	1,742,181
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes 5.00%, 02/01/18(b)	227,195
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1 5.00%, 02/01/19	539,869
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	10,797,660
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	665,802

See Notes to Financial Statements.

99

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
New York (continued)
$4,875,000	New York City Water & Sewer System Refunding Revenue Bonds, Series F-2 0.92%, 06/15/33(a)	$4,875,000
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V 0.92%, 04/01/24(a)	8,000,000
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 4.00%, 12/01/17	5,112,393
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,715,700
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,711,337
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	8,967,381
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	16,758,840
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/18(b)	15,458
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,202,280
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds 5.00%, 08/15/18	2,175,051
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	16,720,350
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,912,502
8,570,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D 0.90%, 07/01/31(a)	8,570,000
Principal Amount		Value
New York (continued)
$4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E 5.00%, 02/15/23	$5,279,940
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,173,148
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	9,299,983
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	1,230,630
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,833,943
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue 5.00%, 06/15/25	4,603,763
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/20	3,938,966
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/20(b)	3,313,152
2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/21(b)	2,598,754
2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/21	2,580,835
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,557,599

See Notes to Financial Statements.

100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
New York (continued)
$5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/21	$5,268,450
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	2,003,664
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,859,600
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,394,120
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,567,637
11,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/28	13,531,870
14,720,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	17,889,069
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,416,114
3,630,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/24	4,394,442
2,325,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	2,902,646
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 0.92%, 01/01/32(a)(c)	3,000,000
Principal Amount		Value
New York (continued)
$1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	$1,868,064

		385,908,132

North Carolina — 1.9%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	743,206
905,000	Buncombe County Refunding Revenue Bonds 5.00%, 06/01/21	1,020,415
1,355,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,415,772
3,015,000	County of Mecklenburg Refunding GO, Series A 5.00%, 12/01/22	3,534,153
3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	4,124,530
675,000	Dare County Refunding Revenue Bonds, Series D 4.00%, 06/01/18	686,489
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	757,303
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,226,150
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	369,938
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds 5.00%, 10/01/21	2,279,000
10,000,000	Raleigh Durham Airport Authority Refunding Revenue Bonds, Series C 0.90%, 05/01/36(a)(c)	10,000,000
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,717,805
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B 5.00%, 06/01/24	12,018,600

		41,893,361

See Notes to Financial Statements.

101

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Ohio — 2.7%
$1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	$1,396,582
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,208,870
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,573,444
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	4,026,820
1,745,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	1,977,260
5,000,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/26	6,210,100
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,377,960
1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	1,286,472
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,208,870
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,824,742
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,190,490
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,449,289
6,000,000	Ohio State University, University and College Improvements Revenue Bonds, Series B 0.86%, 06/01/35(a)	6,000,000
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,706,350
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	375,990
Principal Amount		Value
Ohio (continued)
$1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	$1,731,674
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	359,517
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	252,844
6,630,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 4.00%, 12/15/17	6,653,205
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	2,222,880
5,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/24	6,020,100
2,000,000	State of Ohio Mental Health Facility Improvements Revenue 5.00%, 06/01/25	2,421,620
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	1,680,454
2,000,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	2,451,440

		60,606,973

Oklahoma — 0.4%
4,000,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	4,940,720
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,414,840
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,509,275

		8,864,835

Oregon — 0.2%
3,095,000	State of Oregon Advance Refunding GO, Series L 5.00%, 08/01/22	3,597,226

See Notes to Financial Statements.

102

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Oregon (continued)
$1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY) 4.00%, 06/15/19	$1,836,450

		5,433,676

Pennsylvania — 0.8%
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	10,991,100
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,219,990
3,000,000	Pennsylvania State University Advance Refunding Revenue, Series B 5.00%, 09/01/26	3,705,990
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	1,531,809

		17,448,889

Rhode Island — 1.6%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	8,133,446
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,421,980
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY) 4.00%, 05/15/18	715,899
21,000,000	Rhode Island Health & Educational Building Corp. University and College Improvements Revenue Bonds, Series A 0.88%, 05/01/35(a)	21,000,000
850,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	1,006,706
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,139,990
Principal Amount		Value
Rhode Island (continued)
$1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	$1,213,475

		36,631,496

South Carolina — 0.9%
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds 5.00%, 01/01/24	2,238,168
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/18	2,117,337
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	1,778,520
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,894,542
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,861,290
330,000	State of South Carolina University & College Improvements GO, Series B 5.00%, 03/01/19	346,949
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,715,101
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding) 5.00%, 03/01/19	714,925
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,405,166

		19,071,998

See Notes to Financial Statements.

103

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Tennessee — 0.3%
$2,000,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/23	$2,361,200
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/25	1,956,784
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	472,239
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	1,085,922

		5,876,145

Texas — 14.4%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,770,088
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,148,330
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,038,631
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,103,336
1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	1,166,407
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	566,912
1,950,000	Austin Community College District Refunding GO 5.00%, 08/01/27	2,371,844
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,133,700
Principal Amount		Value
Texas (continued)
$400,000	Beaumont Independent School District Improvements GO, (PSF-GTD) 4.00%, 02/15/18	$403,367
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,493,440
3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	3,768,057
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,313,285
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,950,524
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,214,290
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	1,140,360
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,583,681
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,723,690
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,749,131
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,864,079
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,115,707
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,433,477
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	2,051,020
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,554,605

See Notes to Financial Statements.

104

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Texas (continued)
$830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	$981,683
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	417,645
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,489,938
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	6,248,757
1,325,000	City of Lubbock Prerefunded Public Improvements GO 5.25%, 02/15/20(b)	1,392,906
450,000	City of Lubbock Unrefunded Public Improvements GO 5.25%, 02/15/20	473,777
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,701,686
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,878,681
2,440,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	2,888,082
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,446,066
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,828,996
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,452,260
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,584,499
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,358,664
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	803,702
3,440,000	County of Dallas Public Improvements GO 5.00%, 08/15/26	4,230,271
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,807,020
Principal Amount		Value
Texas (continued)
$1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	$1,937,415
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,118,630
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	433,688
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	903,893
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,283,621
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,318,590
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,262,386
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,229,947
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	3,620,850
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,809,555
6,000,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	7,242,480
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,966,618
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,055,486
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD) 6.13%, 08/15/21	259,963

See Notes to Financial Statements.

105

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Texas (continued)
$2,500,000	Frisco Independent School District School Improvements GO, Series A, (PSF-GTD) 5.00%, 08/15/25	$3,064,475
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,682,124
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,224,528
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,073,000
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,349,819
2,030,000	Houston Community College System University & College Improvements Revenue Bonds (AGM) 5.25%, 04/15/21	2,069,240
960,000	Houston Community College System University & College Improvements Revenue Bonds (AGM) 5.25%, 04/15/21(b)	978,250
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	4,557,338
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,939,249
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	696,928
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	603,475
1,000,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	1,184,150
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	2,048,282
Principal Amount		Value
Texas (continued)
$1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	$2,172,089
1,760,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,093,274
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	275,146
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,268,507
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	4,093,091
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,191,267
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,279,505
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,358,818
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	1,700,963
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	2,019,864
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	723,622
980,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	1,182,938
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,432,267
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,135,050

See Notes to Financial Statements.

106

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Texas (continued)
$595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	$735,991
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,960,582
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,242,520
250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	309,239
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,338,379
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	287,419
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	898,275
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	1,786,782
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,153,678
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,206,950
925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	1,072,103
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,204,100
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	1,290,753
Principal Amount		Value
Texas (continued)
$1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	$1,215,280
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	853,755
145,000	Seagraves Independent School District School Building GO, (PSF-GTD) 4.00%, 02/15/19	150,277
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	552,168
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,236,960
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,510,006
8,000,000	State of Texas Housing GO, Series D 0.92%, 06/01/45(a)(c)	8,000,000
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	6,205,200
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,984,093
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	3,920,384
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,907,250
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,229,730
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,164,680
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	7,000,024

See Notes to Financial Statements.

107

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Texas (continued)
$3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	$3,618,708
9,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	11,505,243
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,202,430
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	5,687,886
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	581,020
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,991,371
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,128,620
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,552,374
1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	2,022,430
1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	1,251,280
220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20(b)	239,865
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21(b)	471,542
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,615,154
27,900,000	University of Texas Financing Systems Refunding Revenue Bonds, Series B 0.87%, 08/01/25(a)	27,900,000
Principal Amount		Value
Texas (continued)
$15,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series B 0.87%, 08/01/32(a)	$15,000,000
9,000,000	University of Texas System University & College Improvements Revenue Bonds, Series J 5.00%, 08/15/26	11,140,830
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,367,040
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	145,465
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	398,787
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	764,288
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	1,417,563
		320,901,449
Utah — 0.1%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,114,830
1,085,000	Uintah County School District Refunding GO, (School Board GTY) 5.00%, 02/01/24	1,300,600
		3,415,430
Virginia — 2.8%
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,266,600
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22	2,449,634

See Notes to Financial Statements.

108

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Virginia (continued)
$1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	$1,452,060
6,025,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Series B 0.90%, 08/01/46(a)	6,025,000
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,413,196
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,222,680
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,206,140
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27	591,530
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23	5,746,500
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	6,140,850
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,795,532
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation) 5.00%, 08/01/21	1,334,113
5,000,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/24	5,957,550
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	2,947,693
Principal Amount		Value
Virginia (continued)
$5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	$6,107,550
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,867,455
5,810,000	Virginia Resources Authority Advance Refunding Revenue Bonds 5.00%, 10/01/22	6,784,744
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,348,110
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(b)	36,263
		62,693,200
Washington — 1.8%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,171,719
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,277,808
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,546,103
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,918,512
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY) 5.00%, 12/01/17	2,533,156
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	996,707
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,485,975
680,000	King County Public Transportation Sales Tax Refunding GO 4.00%, 12/01/18	701,046
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,253,551

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
Washington (continued)
$1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	$1,563,810
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,420,390
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	910,095
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	1,333,349
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	6,019,650
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY) 5.00%, 12/01/18	1,369,060
800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	926,832
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds 5.00%, 09/01/19	3,471,065
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,358,057
		39,256,885
Wisconsin — 0.1%
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,453,944
Total Municipal Bonds (Cost $1,920,056,876)		1,933,116,982
U.S. GOVERNMENT SECURITIES — 12.4%
U.S. Treasury Notes — 12.4%
50,000,000	0.75%, 02/28/2018	49,922,500
35,000,000	1.13%, 02/28/2021	34,231,641
65,000,000	1.13%, 06/30/2021	63,341,992
Principal Amount		Value
U.S. Treasury Notes (continued)
$115,000,000	1.88%, 05/31/2022	$114,528,321
16,000,000	2.00%, 08/15/2025	15,669,375
Total U.S. Government Securities (Cost $278,010,379)		277,693,829

Shares
INVESTMENT COMPANY — 0.3%
5,837,878	SEI Daily Income Trust Government II Fund, Class A, 0.88%(d)	5,837,878
TOTAL INVESTMENTS — 99.2% (Cost $2,203,905,133)		$2,216,648,689
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		18,854,503
NET ASSETS — 100.0%		$2,235,503,192

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield at October 31, 2017.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

See Notes to Financial Statements.

110

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
October 31, 2017

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND
ASSETS:
Investments, at fair value	$1,773,823,474	$17,246,705,100	$6,541,063,145
Foreign currency, at value (Cost $0, $841,787 and $2,525,929, respectively)	—	844,491	2,509,887
Cash	2	1,265,976	15,352,107
Dividends and interest receivable	753,754	23,128,516	4,991,144
Receivable for Fund shares sold	327,457	7,906,726	2,407,493
Receivable for investments sold	243,517	83,767,335	10,632,051
Unrealized appreciation on forward foreign currency exchange contracts	—	—	354,673
Prepaid expenses	25,018	76,927	41,222
Total Assets	1,775,173,222	17,363,695,071	6,577,351,722
LIABILITIES:
Payable for Fund shares redeemed	1,350,473	7,539,641	3,586,437
Payable for investments purchased	—	95,683,773	4,085,753
Deferred tax liability (Note 9)	—	990,860	1,153,404
Accrued expenses and other payables:
Investment advisory	998,367	11,435,032	4,300,726
Administration	90,639	852,182	327,324
Shareholder servicing fee	288,223	2,820,231	1,076,288
Custody	26,220	526,750	111,087
Legal and Audit	30,734	242,624	125,043
Other	20,970	125,210	204,390
Total Liabilities	2,805,626	120,216,303	14,970,452
NET ASSETS	$1,772,367,596	$17,243,478,768	$6,562,381,270
NET ASSETS consist of:
Capital paid-in	$1,400,277,069	$12,950,241,197	$4,586,354,856
Accumulated undistributed net investment income	8,109,244	99,067,585	24,074,288
Accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions	25,487,071	842,973,100	418,228,473
Net unrealized appreciation on investments and foreign currency transactions	338,494,212	3,351,196,886	1,533,723,653
NET ASSETS	$1,772,367,596	$17,243,478,768	$6,562,381,270
Net Asset Value, maximum offering price and redemption price per share	$16.50	$14.85	$17.49
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	107,420,895	1,161,075,287	375,111,383
INVESTMENTS, AT COST	$1,435,330,067	$13,894,450,002	$5,006,502,155

See Notes to Financial Statements.

111

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2017

STRATEGIC OPPORTUNITIES FUND[a]
ASSETS:
Investments, at fair value	$5,541,063,954
Foreign currency, at value (Cost $64,311,221)	57,562,952
Cash	2,866,891
Segregated cash for futures contracts (Note 6)	5,181,400
Segregated foreign currency for futures contracts (Note 6)	5,903,861
Due from broker for collateral	2,018,692
Due from broker for derivative contracts pending settlement	6,506,389
Structured option contracts, at value (Premium paid $9,225,953)	96,435,077
Dividends and interest receivable	10,754,784
Receivable for Fund shares sold	712,869
Receivable for investments sold	10,344,814
Unrealized appreciation on swap contracts	57,812,613
Unrealized appreciation on forward foreign currency exchange contracts	4,417,539
Prepaid expenses	37,650
Total Assets	5,801,619,485
LIABILITIES:
Payable to brokers for collateral	76,684,297
Written option contracts, at value (Premium received $125,845)	600,000
Structured option contracts, at value (Premium received $6,000,733)	3,423,831
Payable for Fund shares redeemed	2,893,501
Payable for investments purchased	136,349,085
Unrealized depreciation on swap contracts	12,821,434
Unrealized depreciation on forward foreign currency exchange contracts	12,876,511
Variation margin	693,670
Accrued expenses and other payables:
Investment advisory	4,202,769
Administration	285,951
Shareholder servicing fee	906,626
Custody	39,076
Legal and Audit	221,876
Other	72,750
Total Liabilities	252,071,377
NET ASSETS	$5,549,548,108
NET ASSETS consist of:
Capital paid-in	$4,919,497,371
Accumulated undistributed net investment income	163,409,734
Accumulated undistributed net realized gain on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	186,193,542
Net unrealized appreciation on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	280,447,461
NET ASSETS	$5,549,548,108
Net Asset Value, maximum offering price and redemption price per share	$8.30
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	668,966,259
INVESTMENTS, AT COST	$5,382,799,798

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

112

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2017

	FIXED INCOME FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$822,557,169	$2,216,648,689
Cash	—	1
Dividends and interest receivable	4,106,058	20,049,460
Receivable for Fund shares sold	25,833	836,937
Receivable for investments sold	—	125,499
Prepaid expenses	21,904	26,643
Total Assets	826,710,964	2,237,687,229
LIABILITIES:
Payable for Fund shares redeemed	723,912	1,092,292
Accrued expenses and other payables:
Investment advisory	291,569	704,005
Administration	43,881	111,843
Shareholder servicing fee	67,755	183,532
Custody	10,164	27,529
Legal and Audit	21,238	41,722
Other	7,276	23,114
Total Liabilities	1,165,795	2,184,037
NET ASSETS	$825,545,169	$2,235,503,192
NET ASSETS consist of:
Capital paid-in	$837,603,377	$2,221,850,705
Accumulated undistributed net investment income	1,263,897	2,478,028
Accumulated undistributed net realized loss on investments	(11,801,523)	(1,569,097)
Net unrealized appreciation/(depreciation) on investments	(1,520,582)	12,743,556
NET ASSETS	$825,545,169	$2,235,503,192
Net Asset Value, maximum offering price and redemption price per share	$11.11	$11.95
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	74,337,070	187,049,517
INVESTMENTS, AT COST	$824,077,751	$2,203,905,133

See Notes to Financial Statements.

113

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2017

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND
INVESTMENT INCOME:
Interest	$14,097	$2,578,705	$806,490
Dividends	25,541,462	309,427,688	105,533,972
Foreign tax withheld	(517,743)	(13,718,070)	(4,648,315)
Total investment income	25,037,816	298,288,323	101,692,147
EXPENSES:
Investment advisory fees	10,483,817	129,007,113	50,795,891
Shareholder servicing fees	3,028,863	31,783,028	11,951,974
Administration and Accounting fees	705,350	7,164,319	2,709,723
Custodian fees	303,814	5,525,110	1,750,112
Directors fees and expenses	44,415	470,956	177,007
Insurance premiums	26,674	83,576	44,834
Interest expense	—	—	2,939
Legal and Audit fees	80,625	722,595	312,904
Printing and postage fees	10,731	108,151	45,043
Registration fees	38,783	106,866	68,340
Transfer agent fees	168,216	1,633,437	621,875
Miscellaneous expenses	21,659	105,093	440,981
Total expenses	14,912,947	176,710,244	68,921,623
Expenses waived by Adviser (Note 7)	—	—	(2,585,158)
Net expenses	14,912,947	176,710,244	66,336,465
NET INVESTMENT INCOME	10,124,869	121,578,079	35,355,682
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gains/(loss) on:
Investments	51,188,785	853,762,518	444,043,736
Foreign capital gains tax	—	—	(50,282)
Forward foreign currency exchange contracts	—	7,974,588	782,394
Foreign currency transactions	(120,647)	(1,482,181)	(2,453,982)
Net change in unrealized appreciation/(depreciation) on:
Investments	234,995,476	1,472,568,875	483,459,400
Foreign currency transactions	33,474	520,111	98,262
Forward foreign currency exchange contracts	—	(7,438,173)	280,015
Foreign deferred taxes on unrealized appreciation	—	2,252,488	(698,705)
Net realized and change in unrealized gain/(loss) on investments, foreign currency transactions, net of foreign taxes	286,097,088	2,328,158,226	925,460,838
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$296,221,957	$2,449,736,305	$960,816,520

See Notes to Financial Statements.

114

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2017

STRATEGIC OPPORTUNITIES FUND[a]
INVESTMENT INCOME:
Interest	$142,989,097
Dividends	67,037,416
Foreign tax withheld	(939,578)
Total investment income	209,086,935
EXPENSES:
Investment advisory fees	59,228,123
Shareholder servicing fees	11,470,624
Administration and Accounting fees	2,653,180
Custodian fees	407,042
Directors fees and expenses	173,689
Insurance premiums	46,195
Legal and Audit fees	510,403
Printing and postage fees	45,511
Registration fees	54,213
Transfer agent fees	598,288
Miscellaneous expenses	239,405
Total expenses	75,426,673
Expenses waived by Adviser (Note 7)	(6,593,225)
Net expenses	68,833,448
NET INVESTMENT INCOME	140,253,487
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	131,112,785
Futures contracts	21,690,189
Swap agreements	61,015,334
Written options and structured options	234,335,261
Forward foreign currency exchange contracts	5,347,251
Foreign currency transactions	(5,979,376)
Foreign capital gains tax	(79,229)
Net change in unrealized appreciation/(depreciation) on:
Investments	147,670,358
Securities sold short	1,871,202
Futures contracts	(3,296,684)
Swap agreements	33,506,361
Written options and structured options	(13,573,692)
Forward foreign currency exchange contracts	(224,369)
Foreign currency transactions	(130,810)
Foreign deferred taxes on unrealized depreciation	4,779
Net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of foreign taxes	613,269,360
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$753,522,847

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

115

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2017

	FIXED INCOME FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$15,038,471	$36,556,373
Dividends	38,637	283,107
Total investment income	15,077,108	36,839,480
EXPENSES:
Investment advisory fees	3,414,313	8,148,411
Shareholder servicing fees	1,582,156	4,227,663
Administration and Accounting fees	374,488	958,840
Custodian fees	118,662	317,075
Directors fees and expenses	23,423	62,655
Insurance premiums	24,600	29,987
Interest expense	—	115
Legal and Audit fees	46,004	92,004
Printing and postage fees	5,120	13,616
Registration fees	29,722	44,841
Transfer agent fees	93,851	230,117
Miscellaneous expenses	22,333	71,888
Total expenses	5,734,672	14,197,212
Expenses waived by Shareholder Servicing Agent (Note 7)	(791,078)	(2,113,832)
Net expenses	4,943,594	12,083,380
NET INVESTMENT INCOME	10,133,514	24,756,100
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	(3,474,710)	(1,529,655)
Net change in unrealized appreciation/(depreciation) on:
Investments	(7,223,117)	(12,618,806)
Net realized and change in unrealized gain/(loss) on investments	(10,697,827)	(14,148,461)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(564,313)	$10,607,639

See Notes to Financial Statements.

116

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE YEAR ENDED OCTOBER 31, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016
FROM OPERATIONS:
Net investment income	$10,124,869	$12,473,350
Net realized gain/(loss) on investments and foreign currency transactions	51,068,138	(23,392,246)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	235,028,950	26,380,786
Net increase in net assets resulting from operations	296,221,957	15,461,890
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,751,936)	(12,767,618)
Capital gains	—	(13,076,789)
Net decrease in net assets from distributions	(13,751,936)	(25,844,407)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	410,170,510	268,944,429
Reinvestment of distributions	4,963,160	13,209,958
Value of capital stock redeemed	(171,433,102)	(171,467,228)
Net increase in net assets resulting from capital stock transactions	243,700,568	110,687,159
Net increase in net assets	526,170,589	100,304,642
NET ASSETS:
Beginning of year	1,246,197,007	1,145,892,365
End of year	$1,772,367,596	$1,246,197,007
Undistributed net investment income	$8,109,244	$9,635,381
CAPITAL SHARE TRANSACTIONS:
Shares sold	27,459,497	20,570,567
Shares issued as reinvestment of distributions	349,518	1,012,257
Shares redeemed	(11,396,186)	(12,921,809)
Net increase in shares outstanding	16,412,829	8,661,015

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP STRATEGIES FUND
FOR THE YEAR ENDED OCTOBER 31, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016	FOR THE YEAR ENDED OCTOBER 31, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016

$121,578,079	$93,243,807	$35,355,682	$32,496,703
860,254,925	170,409,214	442,321,866	328,653,233

1,467,903,301	44,642,759	483,138,972	(71,561,629)
2,449,736,305	308,295,780	960,816,520	289,588,307

(109,523,510)	(109,206,576)	(30,569,468)	(41,515,802)
(151,604,603)	(212,416,103)	(298,283,586)	(228,201,193)

(261,128,113)	(321,622,679)	(328,853,054)	(269,716,995)

1,831,878,570	1,921,668,809	895,995,983	775,408,537
123,183,224	166,548,307	188,125,990	159,969,805
(1,496,082,470)	(1,620,400,131)	(625,327,694)	(933,234,823)

458,979,324	467,816,985	458,794,279	2,143,519
2,647,587,516	454,490,086	1,090,757,745	22,014,831

14,595,891,252	14,141,401,166	5,471,623,525	5,449,608,694
$17,243,478,768	$14,595,891,252	$6,562,381,270	$5,471,623,525
$99,067,585	$88,579,044	$24,074,288	$17,748,968

133,829,033	155,007,934	55,186,332	53,021,050
9,497,550	13,388,128	12,384,858	10,860,136
(108,984,517)	(128,899,429)	(38,512,284)	(61,440,681)
34,342,066	39,496,633	29,058,906	2,440,505

See Notes to Financial Statements.

118

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	STRATEGIC OPPORTUNITIES FUND
	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	OCTOBER 31,	OCTOBER 31,
	2017[a]	2016[a]
FROM OPERATIONS:
Net investment income	$140,253,487	$106,351,867
Net realized gain/(loss) on investments, securities sold short, swap agreements, futures contracts, written options, foreign capital gains tax and foreign currency transactions	447,442,215	(174,541,583)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of foreign deferred taxes	165,827,145	77,848,131
Net increase/(decrease) in net assets resulting from operations	753,522,847	9,658,415
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(111,738,489)	(105,784,964)
Capital gains	—	(128,054,530)
Net decrease in net assets from distributions	(111,738,489)	(233,839,494)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	674,275,647	1,138,862,753
Reinvestment of distributions	33,139,282	112,339,997
Value of capital stock redeemed	(1,733,704,369)	(2,188,724,376)
Net increase/(decrease) in net assets resulting from capital stock transactions	(1,026,289,440)	(937,521,626)
Net increase/(decrease) in net assets	(384,505,082)	(1,161,702,705)
NET ASSETS:
Beginning of year	5,934,053,190	7,095,755,895
End of year	$5,549,548,108	$5,934,053,190
Undistributed net investment income	$163,409,734	$85,974,455
CAPITAL SHARE TRANSACTIONS:
Shares sold	87,048,713	161,379,147
Shares issued as reinvestment of distributions	4,454,204	15,410,151
Shares redeemed	(223,013,057)	(303,283,841)
Net increase/(decrease) in shares outstanding	(131,510,140)	(126,494,543)

[a]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE YEAR	FOR THE YEAR	FOR THE YEAR	FOR THE YEAR
ENDED	ENDED	ENDED	ENDED
OCTOBER 31,	OCTOBER 31,	OCTOBER 31,	OCTOBER 31,
2017	2016	2017	2016

$10,133,514	$7,136,031	$24,756,100	$20,073,688

(3,474,710)	2,141,711	(1,529,655)	9,373,093

(7,223,117)	2,875,205	(12,618,806)	(747,741)
(564,313)	12,152,947	10,607,639	28,699,040

(11,203,970)	(8,506,761)	(24,052,772)	(19,986,880)
—	—	(9,374,029)	(1,416,604)
(11,203,970)	(8,506,761)	(33,426,801)	(21,403,484)

186,418,308	298,387,151	516,856,601	846,467,718
6,088,035	4,352,215	9,250,202	5,542,028
(140,609,434)	(104,173,333)	(322,920,119)	(179,212,789)
51,896,909	198,566,033	203,186,684	672,796,957
40,128,626	202,212,219	180,367,522	680,092,513

785,416,543	583,204,324	2,055,135,670	1,375,043,157
$825,545,169	$785,416,543	$2,235,503,192	$2,055,135,670
$1,263,897	$770,831	$2,478,028	$1,776,685

16,797,735	26,401,431	43,464,407	69,733,595
549,399	386,760	782,318	459,206
(12,660,942)	(9,241,847)	(27,216,140)	(14,782,785)
4,686,192	17,546,344	17,030,585	55,410,016

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$13.69	$13.92	$15.00	$13.92	$11.53

Investment operations:
Net investment income	0.10 [a]	0.14 [a]	0.15 [a]	0.21 [a]	0.24 [a]
Net realized and unrealized gains/(losses) on investments	2.86	(0.05)	(0.41)	1.08	2.38
Total from investment operations	2.96	0.09	(0.26)	1.29	2.62

Distributions:
Net investment income	(0.15)	(0.16)	(0.19)	(0.21)	(0.23)
Net realized gains	—	(0.16)	(0.63)	—	—
Total distributions	(0.15)	(0.32)	(0.82)	(0.21)	(0.23)
Net asset value, end of year	$16.50	$13.69	$13.92	$15.00	$13.92
Total return	21.8%	0.7%	(1.7)%	9.4%	23.1%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,772,368	$1,246,197	$1,145,892	$1,029,373	$835,858
Ratio of expenses to average net assets before expense waivers	0.99%[b]	1.00%[b]	1.01%	1.04%	1.06%
Ratio of expenses to average net assets after expense waivers	0.99%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.67%	1.07%	1.02%	1.46%	1.91%
Portfolio turnover rate	57%	34%	43%	43%	63%

[a]	Calculated using the average shares method for the period.
[b]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.95	$13.01	$13.20	$12.09	$9.69

Investment operations:
Net investment income	0.11 [a]	0.08 [a]	0.12 [a]	0.10 [a]	0.11 [a]
Net realized and unrealized gains on investments and foreign currency transactions	2.02	0.16	0.13	1.09	2.36
Total from investment operations	2.13	0.24	0.25	1.19	2.47

Distributions:
Net investment income	(0.10)	(0.10)	(0.10)	(0.08)	(0.07)
Net realized gains	(0.13)	(0.20)	(0.34)	—	—
Total distributions	(0.23)	(0.30)	(0.44)	(0.08)	(0.07)
Net asset value, end of year	$14.85	$12.95	$13.01	$13.20	$12.09
Total return	16.7%	1.9%	2.0%	9.9%	25.7%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$17,243,479	$14,595,891	$14,141,401	$12,624,586	$9,564,418
Ratio of expenses to average net assets before expense waivers	1.11%[b]	1.11%[b]	1.11%[b]	1.12%[b]	1.15%[b]
Ratio of expenses to average net assets after expense waivers	1.11%	1.11%	1.11%	1.12%	1.15%
Ratio of net investment income to average net assets	0.77%	0.67%	0.88%	0.82%	1.00%
Portfolio turnover rate	61%	50%	61%	51%	42%

[a]	Calculated using the average shares method for the period.
[b]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$15.81	$15.86	$17.09	$17.30	$14.64

Investment operations:
Net investment income	0.10 [a]	0.09 [a]	0.09 [a]	0.12 [a]	0.12 [a]
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	2.54	0.66	0.40	0.83	3.61
Total from investment operations	2.64	0.75	0.49	0.95	3.73

Distributions:
Net investment income	(0.09)	(0.12)	(0.13)	(0.13)	(0.16)
Net realized gains	(0.87)	(0.68)	(1.59)	(1.03)	(0.91)
Total distributions	(0.96)	(0.80)	(1.72)	(1.16)	(1.07)
Net asset value, end of year	$17.49	$15.81	$15.86	$17.09	$17.30
Total return	17.6%	5.1%	2.9%	5.7%	26.8%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$6,562,381	$5,471,624	$5,449,609	$6,385,783	$6,624,651
Ratio of expenses to average net assets before expense waivers	1.15%[b]	1.16%[b]	1.16%[b]	1.15%[b]	1.16%[b]
Ratio of expenses to average net assets after expense waivers	1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.59%	0.61%	0.56%	0.67%	0.73%
Portfolio turnover rate	45%	48%	50%	38%	31%

[a]	Calculated using the average shares method for the period.
[b]	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2017[a]	2016[a]	2015[a]	2014	2013
Net asset value, beginning of year	$7.41	$7.65	$8.20	$8.24	$7.51

Investment operations:
Net investment income	0.19 [b]	0.12 [b]	0.09 [b]	0.09 [b]	0.15 [b]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.84	(0.10)	(0.02)	0.36	0.76
Total from investment operations	1.03	0.02	0.07	0.45	0.91

Distributions:
Net investment income	(0.14)	(0.12)	(0.17)	(0.27)	(0.18)
Net realized gains	—	(0.14)	(0.45)	(0.22)	—
Total distributions	(0.14)	(0.26)	(0.62)	(0.49)	(0.18)
Net asset value, end of year	$8.30	$7.41	$7.65	$8.20	$8.24
Total return	14.1%	0.2%	0.9%	5.9%	12.3%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$5,549,548	$5,934,053	$7,095,756	$5,598,552	$5,737,691
Ratio of expenses to average net assets before expense waivers	1.32%[c]	1.32%[c]	1.32%[c]	1.32%[c]	1.32%[c]
Ratio of expenses to average net assets after expense waivers	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	2.45%	1.67%	1.16%	1.14%	1.97%
Portfolio turnover rate	111%	114%	70%	82%	61%

[a]	Consolidated Financial Highlights.
[b]	Calculated using the average shares method for the period.
[c]	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.28	$11.19	$11.22	$11.34	$11.66

Investment operations:
Net investment income	0.14 [a]	0.12 [a]	0.12 [a]	0.11 [a]	0.14 [a]
Net realized and unrealized gains/(losses) on investments	(0.15)	0.11	— [b]	(0.01)	(0.18)
Total from investment operations	(0.01)	0.23	0.12	0.10	(0.04)

Distributions:
Net investment income	(0.16)	(0.14)	(0.15)	(0.20)	(0.22)
Net realized gains	—	—	—	(0.02)	(0.06)
Total distributions	(0.16)	(0.14)	(0.15)	(0.22)	(0.28)
Net asset value, end of year	$11.11	$11.28	$11.19	$11.22	$11.34
Total return	(0.1)%	2.1%	1.1%	0.9%	(0.3)%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$825,545	$785,417	$583,204	$563,716	$533,444
Ratio of expenses to average net assets before expense waivers	0.72%	0.74%	0.74%	0.75%	0.75%
Ratio of expenses to average net assets after expense waivers	0.62%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income to average net assets	1.28%	1.07%	1.03%	0.94%	1.26%
Portfolio turnover rate	70%	68%	67%	65%	78%

[a]	Calculated using the average shares method for the period.
[b]	Amount is less than $0.005 per share.

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.09	$12.00	$12.02	$11.96	$12.33

Investment operations:
Net investment income	0.14 [a]	0.14 [a]	0.15 [a]	0.14 [a]	0.17 [a]
Net realized and unrealized gains/(losses) on investments	(0.08)	0.10	0.03	0.10	(0.25)
Total from investment operations	0.06	0.24	0.18	0.24	(0.08)

Distributions:
Net investment income	(0.14)	(0.14)	(0.15)	(0.15)	(0.17)
Net realized gains	(0.06)	(0.01)	(0.05)	(0.03)	(0.12)
Total distributions	(0.20)	(0.15)	(0.20)	(0.18)	(0.29)
Net asset value, end of year	$11.95	$12.09	$12.00	$12.02	$11.96
Total return	0.5%	2.1%	1.5%	2.0%	(0.7)%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$2,235,503	$2,055,136	$1,375,043	$1,326,109	$1,244,693
Ratio of expenses to average net assets before expense waivers	0.67%	0.69%	0.70%	0.70%	0.71%
Ratio of expenses to average net assets after expense waivers	0.57%	0.59%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets	1.17%	1.17%	1.28%	1.20%	1.38%
Portfolio turnover rate	31%	44%	31%	55%	51%

[a]	Calculated using the average shares method for the period.

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
Notes to Financial Statements
October 31, 2017

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of October 31, 2017, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (Formerly Old Westbury Large Cap Core Fund) (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (Formerly Old Westbury Small & Mid Cap Fund) (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM” or the “Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time, some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of October 31, 2017, the Subsidiary represented $71,862,229 or 1.29% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect

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Notes to Financial Statements - (Continued)
October 31, 2017

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or

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Notes to Financial Statements - (Continued)
October 31, 2017

region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 3 days during the year ended October 31, 2017. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of October 31, 2017, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the year ended October 31, 2017.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

129

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the year ended October 31, 2017, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at October 31, 2017.

F. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of October 31, 2017, the Strategic Opportunities Fund held no collectibles.

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Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

G. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

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October 31, 2017

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and Strategic Opportunities Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has recently ended this quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•        Level 1 - quoted prices generally in active markets for identical securities.

•        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•        Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

132

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

The summary of inputs used to value the Funds’ investments as of October 31, 2017 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)		Total
All Cap Core Fund
Equity Securities(b)	$1,713,225,097(a	)	$—		$—		$1,713,225,097
Investment Company	60,598,377		—		—		60,598,377
Total	$1,773,823,474		$—		$—		$1,773,823,474
Large Cap Strategies Fund
Equity Securities(b)	$15,238,755,867(a	)	$101,736,440(d	)	$10,943(e	)	$15,340,503,250
Master Limited Partnerships	968,347(a	)	—		—		968,347
Preferred Stocks	181,212,057		—		—		181,212,057
Exchange Traded Funds	633,640,284(a	)	—		—		633,640,284
U.S. Government Agencies	—		864,505,297		—		864,505,297
Investment Company	225,875,865		—		—		225,875,865
Total	$16,280,452,420		$966,241,737		$10,943		$17,246,705,100

Small & Mid Cap Strategies Fund
Equity Securities(b)
Argentina	$852,860		$—		$—		$852,860
Australia	109,815,117		94,822		56,679		109,966,618
Austria	12,812,250		—		—		12,812,250
Belgium	23,906,321		—		—		23,906,321
Bermuda	51,277,467		—		—		51,277,467
Brazil	30,597,901		—		40,547		30,638,448
Cambodia	258,415		—		—		258,415
Canada	159,758,566		11		—		159,758,577
Cayman Islands	1,017,744		—		—		1,017,744
Chile	7,285,558		—		—		7,285,558
China	89,408,810		9,769,831		331,762		99,510,403
Cyprus	169,406		—		—		169,406
Denmark	28,217,583		—		—		28,217,583
Faeroe Islands	346,481		—		—		346,481
Finland	27,797,313		—		1,085		27,798,398
France	127,008,993		—		—		127,008,993
Gabon	11,791		—		—		11,791
Georgia	251,398		—		—		251,398
Germany	172,650,406		—		—		172,650,406
Gibraltar	77,847		—		—		77,847
Greece	2,906,356		—		—		2,906,356
Hong Kong	78,841,459		—		600,050		79,441,509
Hungary	373,437		—		—		373,437
India	50,091,026		—		97,925		50,188,951
Indonesia	8,399,616		—		40,003		8,439,619
Ireland	95,113,759		—		—		95,113,759
Isle of Man	1,042,246		—		—		1,042,246
Israel	80,746,167		—		—		80,746,167
Italy	39,536,797		—		—		39,536,797
Japan	339,876,997		—		—		339,876,997
Jersey Channel Islands	2,111,923		—		—		2,111,923
Jordan	456,708		—		—		456,708
Liechtenstein	119,786		—		—		119,786
133

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(c)	Total
Luxembourg	$17,948,417	$—	$—	$17,948,417
Macau	15,863	—	—	15,863
Malaysia	11,248,907	—	49,485	11,298,392
Malta	691,163	—	—	691,163
Mexico	10,269,172	57,910	—	10,327,082
Monaco	239,972	—	—	239,972
Netherlands	43,210,252	—	—	43,210,252
New Zealand	41,053,792	—	—	41,053,792
Norway	9,922,352	—	—	9,922,352
Panama	103,603	—	—	103,603
Peru	749,055	—	—	749,055
Philippines	3,933,311	—	—	3,933,311
Poland	10,140,017	—	—	10,140,017
Portugal	2,364,843	—	—	2,364,843
Puerto Rico	1,300,500	—	—	1,300,500
Romania	192,183	—	—	192,183
Russia	4,822,033	—	—	4,822,033
Singapore	52,132,700	—	40,863	52,173,563
South Africa	20,614,347	—	—	20,614,347
South Korea	58,651,841	—	222,566	58,874,407
Spain	24,871,882	—	—	24,871,882
Sweden	58,928,672	—	—	58,928,672
Switzerland	81,580,696	—	—	81,580,696
Taiwan	81,064,870	—	45,230	81,110,100
Thailand	17,066	11,728,459	13,343	11,758,868
Turkey	8,727,426	—	—	8,727,426
United Kingdom	332,218,938	—	714	332,219,652
United States	3,502,480,442	348,930	—	3,502,829,372
Total Equities	$5,922,632,819	$21,999,963	$1,540,252	$5,946,173,034
Exchange Traded Funds	203,762,134	—	—	203,762,134
Investment Company	30,936,229	—	—	30,936,229
Rights/Warrants
Australia	2,149	—	—	2,149
Brazil	1,507	—	—	1,507
Chile	8,655	—	—	8,655
France	—	—	1,600	1,600
India	—	3,484	—	3,484
Malaysia	5,711	—	—	5,711
South Korea	—	31,989	—	31,989
Spain	60,147	—	—	60,147
Taiwan	—	10,023	—	10,023
Thailand	—	38,431	—	38,431
Total Rights/Warrants	$78,169	$83,927	$1,600	$163,696
U.S. Government Agencies	—	230,872,666	—	230,872,666
U.S. Government Securities	—	29,999,234	—	29,999,234
Cash Sweep	99,156,152	—	—	99,156,152
134

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
Other financial instruments - Assets*
Foreign currency exchange contracts	$—		$354,673		$—	$354,673
Total	$6,256,565,503		$283,310,463		$1,541,852	$6,541,417,818
Strategic Opportunities Fund
Equity Securities(b)
Belgium	$1,239,483		$—		$—	$1,239,483
Bermuda	25,287,970		—		—	25,287,970
Brazil	2,334,950		—		—	2,334,950
Canada	1,513,114		—		—	1,513,114
China	12,152,239		—		—	12,152,239
Denmark	2,290,875		—		—	2,290,875
Egypt	1,535,772		—		—	1,535,772
France	3,789,875		—		—	3,789,875
Germany	9,959,435		—		—	9,959,435
Hong Kong	12,595,557		—		44,164	12,639,721
Indonesia	2,757,943		—		—	2,757,943
Israel	1,748,179		—		—	1,748,179
Japan	42,251,559		—		—	42,251,559
Luxembourg	2,251,571		—		—	2,251,571
Malaysia	1,335,534		—		—	1,335,534
Morocco and Antilles	3,075,501		—		—	3,075,501
Netherlands	6,303,066		—		—	6,303,066
Pakistan	2,028,294		—		—	2,028,294
Qatar	2,412,513		—		—	2,412,513
South Africa	1,379,509		—		—	1,379,509
South Korea	7,430,607		—		—	7,430,607
Switzerland	5,519,637		—		—	5,519,637
Taiwan	42,357,442		—		—	42,357,442
United Arab Emirates	2,155,871		—		—	2,155,871
United Kingdom	4,480,753		—		—	4,480,753
United States	335,134,209		—		258,750	335,392,959
Total Equities	$535,321,458		$—		$302,914	$535,624,372
Closed-End Funds	221,355,967(a	)	—		—	221,355,967
Exchange Traded Funds	852,141,647(a	)	—		—	852,141,647
Preferred Stocks	5,277,250(a	)	—		—	5,277,250
Bank Loans	—		68,138,892(a	)	—	68,138,892
Rights/Warrants	43,265		—		—	43,265
Corporate Bonds	—		558,385,773(a	)	—	558,385,773
Asset-Backed Securities	—		827,258,531(a	)	—	827,258,531
Non-Agency Mortgage-Backed Securities	—		508,235,087(a	)	—	508,235,087
U.S. Government Sponsored Agency Mortgage-Backed Securities	—		38,605,553		—	38,605,553
U.S. Government Agencies	—		1,565,565,896		—	1,565,565,896
U.S. Government Securities	—		224,675,252		—	224,675,252
Cash Sweep	133,881,469		—		—	133,881,469
Other financial instruments - Assets*
Equity contracts	—		152,479,197		—	152,479,197
Interest rate contracts	7,802		247,044		—	254,846
Foreign currency exchange contracts	1,875,000		5,938,988		—	7,813,988
135

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
Other financial instruments - Liabilities*
Equity contracts	$(1,171,282)	$(14,973,904)		$—	$(16,145,186)
Interest rate contracts	(4,499,657)	(1,017,731)		—	(5,517,388)
Foreign currency exchange contracts	(600,000)	(13,130,141)		—	(13,730,141)
Total	$1,743,632,919	$3,920,408,437		$302,914	$5,664,344,270
Fixed Income Fund
Corporate Bonds	$—	$270,827,831(a	)	$—	$270,827,831
Asset-Backed Securities	—	69,031,922(a	)	—	69,031,922
Collateralized Mortgage Obligations	—	1,372,236(a	)	—	1,372,236
U.S. Government Agencies	—	42,385,072		—	42,385,072
U.S. Government Securities	—	431,133,421		—	431,133,421
Government Bonds	—	3,010,150(a	)	—	3,010,150
Investment Company	4,796,537	—		—	4,796,537
Total	$4,796,537	$817,760,632		$—	822,557,169
Municipal Bond Fund
Municipal Bonds	$—	$1,933,116,982(a	)	$—	$1,933,116,982
U.S. Government Securities	—	277,693,829		—	277,693,829
Investment Company	5,837,878	—		—	5,837,878
Total	$5,837,878	$2,210,810,811		$—	$2,216,648,689

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At October 31, 2017, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain Investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Strategies Fund were transferred from Level 2 into Level 1 in the amount of $85,875 and from Level 1 into Level 2 in the amount of $58,985.
(c)	The Large Cap Strategies Fund, The Small & Mid Cap Strategies Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended October 31, 2017.
There were transfers into Level 3 of $3,511,876 and out of Level 3 in the amount of $162,586 for the Small & Mid Cap Strategies Fund. In addition, there were no significant purchases and sales during the period. As of October 31, 2017, the percentage of NAV was 0.02% and 0.01% for the Small & Mid Cap Strategies Fund and Strategic Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as they are generally valued using last trade price or broker quote.
(d)	Represents securities as disclosed in the Russia, Thailand, United Kingdom and Rights/warrants sections of the Fund’s Portfolio of Investments.
(e)	Represents securities in the South Korea section of the Fund’s portfolio of investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

136

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the year ended October 31, 2017.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

137

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

As of October 31, 2017, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Small & Mid Cap Strategies Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (e)

Citibank N.A.	$354,673	$—	$—	$—	$354,673
Total	$354,673

Strategic Opportunities Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (e)

Barclays Bank Plc	$27,872,809	$(3,478,958)	$—	$(24,393,851)	$—
Bank of America N.A.	16,720,120	(253,630)	(16,466,490)	—	—
Bank of New York Mellon Corp.	302,544	(302,544)	—	—	—
BNP Paribas SA	20,351,733	(4,602,757)	(15,748,976)	—	—
Citibank N.A.	19,666,942	—	—	(19,434,297)	232,645
Credit Suisse International	12,023,785	—	—	(11,760,000)	263,785
Goldman Sachs International	15,069,925	(2,943,478)	—	(12,126,447)	—
JPMorgan Chase Bank, N.A.	31,991,105	(8,741,188)	(23,249,917)	—	—
Societe Generale	12,546,194	(5,712,340)	—	(6,750,000)	83,854
UBS AG	2,120,072	(2,120,072)	—	—	—
Derivatives not subject to a MNA or similar agreement (a)	1,875,000	—	—	—	1,875,000
Total	$160,540,229
138

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

Strategic Opportunities Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank Plc	$3,478,958	$(3,478,958)	$—	$—	$—
Bank of America N.A.	253,630	(253,630)	—	—	—
Bank of New York Mellon Corp.	441,452	(302,544)	—	(138,908)	—
BNP Paribas SA	4,602,757	(4,602,757)	—	—	—
Goldman Sachs Group, Inc.	2,943,478	(2,943,478)	—	—	—
JPMorgan Chase Bank, N.A.	8,741,188	(8,741,188)	—	—	—
Societe Generale	5,712,340	(5,712,340)	—	—	—
UBS AG	2,947,973	(2,120,072)	—	(827,901)	—
Derivatives not subject to a MNA or similar agreement (a)	1,293,670	—	—	—	1,293,670
Total	$30,415,446

(a)	Includes financial instruments (futures, centrally cleared options and/or forward currency contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA. or another similar arrangement.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Represents the net amount payable to counterparty in the event of default.

(e)	Represents the net amount receivable from counterparty in the event of default.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

139

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of October 31, 2017
	Derivative Assets		Derivative Liabilities
Small & Mid Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$354,673	Unrealized depreciation on forward foreign currency exchange contracts	$—
Total		$354,673		$—

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$57,305,910	Unrealized depreciation on swap agreements	$11,550,073
			Variation Margin	693,670

	Structured option contracts, at value	95,173,287	Structured option contracts, at value	3,423,831
Foreign Currency Exchange Risk	Unrealized appreciation on swap agreements	259,659	Unrealized depreciation on swap agreements	253,630
	Investments at value (Purchased options)	1,875,000	Written option contracts, at value	600,000
	Structured option contracts, at value	1,261,790
	Unrealized appreciation on forward foreign currency exchange contracts	4,417,539	Unrealized depreciation on forward foreign currency exchange contracts	12,876,511
Interest Rate Risk	Unrealized appreciation on swap agreements	247,044	Unrealized depreciation on swap agreements	1,017,731
Total		$160,540,229		$30,415,446

	The Effect of Derivative Instruments on the Statements of Operations
	Year Ended October 31, 2017
	Net Realized Gain/(Loss) from Derivatives Recognized in Income
Large Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$7,974,588	$7,974,588
Total	$—	$—	$—	$7,974,588	$7,974,588

Small & Mid Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$782,394	$782,394
Total	$—	$—	$—	$782,394	$782,394
140

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2017

	The Effect of Derivative Instruments on the Statements of Operations
	Year Ended October 31, 2017
	Net Realized Gain/(Loss) from Derivatives Recognized in Income
Strategic Opportunities Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Commodity Risk	$(7,957,626)	$383,567	$4,475,593	$—	$(3,098,466)
Interest Rate Risk	3,732,059	(614,508)	—	—	3,117,551
Equity Risk	243,435,423	21,921,130	55,472,475	—	320,829,028
Foreign Currency Exchange Risk	(4,874,595)	—	1,067,266	5,347,251	1,539,922
Total	$234,335,261	$21,690,189	$61,015,334	$5,347,251	$322,388,035

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
Large Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(7,438,173)	$(7,438,173)
Total	$—	$—	$—	$(7,438,173)	$(7,438,173)

Small & Mid Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$280,015	$280,015
Total	$—	$—	$—	$280,015	$280,015

Strategic Opportunities Fund	Purchased Options, Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Commodity Risk	$(86,220)	$2,366,453	$(1,486,304)	$—	$793,929
Interest Rate Risk	—	(4,491,855)	(770,687)	—	(5,262,542)
Equity Risk	(14,319,388)	(1,171,282)	35,906,048	—	20,415,378
Foreign Currency Exchange Risk	3,458,718	—	(142,696)	(224,369)	3,091,653
Total	$(10,946,890)	$(3,296,684)	$33,506,361	$(224,369)	$19,038,418

For the year ended October 31, 2017, the quarterly average volume of derivative activities were as follows:

	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund
Structured Options (Notional Amounts)	$—	$2,836,577,688
Purchased Options (Cost $)	—	416,937
Written Options (Premium Received $)	—	31,461
Futures Long Position (Notional Amounts)	—	349,049,883
Futures Short Position (Notional Amounts)	—	72,846,970
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	31,247,147	277,703,419
Forward Currency Contracts Sold (U.S. Dollar Amounts)	—	452,405,863
Currency Swaps (Notional Amount in U.S. Dollars)	—	2,657,070
Equity Swaps (Notional Amount in U.S. Dollars)	—	327,664,626
Interest Rate Swaps (Notional Amount in U.S. Dollars)	—	4,321,875
Commodity Swaps (Notional Amount in U.S. Dollars)	—	7,932,228

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds

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each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or

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sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund (prior to 12/30/16)	0.70%	0.65%	0.60%	0.69%
All Cap Core Fund (from 12/30/16 to 10/31/17)	0.75%	0.70%	0.65%	0.69%
Fixed Income Fund	0.45%	0.40%	0.35%	0.43%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.39%

				Average net assets
Small & Mid Cap Strategies Fund				0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%
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	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Strategic Opportunities Fund	1.10%	1.05%	1.00%	1.03%

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained Baillie Gifford Overseas Limited (effective 9/5/17) (“Baillie Gifford”), Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”), Martingale Asset Management, L.P. (“Martingale”), Mondrian Investment Partners Limited (“Mondrian”) and Polunin Capital Partners Limited (effective 9/5/17) (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Baillie Gifford, Dimensional, Champlain, Martingale, Mondrian and Polunin are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Strategic Opportunities Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2019. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date. For the year ended October 31 , 2017, Bessemer waived shareholder servicing fees in the amount of $791,078 with respect to the Fixed Income Fund and $2,113,832 with respect to the Municipal Bond Fund.

D. Custody Fees. The All Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments for All Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund and Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund and Large Cap Strategies Fund. The Strategic Opportunities Fund and the Subsidiary have retained Citibank, N.A. (“Citibank”) to serve as

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their custodian and the Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2019 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Strategies Fund at 1.11%, the Strategic Opportunities Fund at 1.20%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the year ended October 31, 2017 , BIM waived $2,585,158 for the Small & Mid Cap Strategies Fund and $6,593,225 for the Strategic Opportunities Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $791,078 and $2,113,832, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $120,000 (plus $50,000 for serving as the Board’s Chairperson, $20,000 as the Audit Committee Chairperson, $10,000 each as the Pricing Committee Liaison, the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be Telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

8.	Securities Transactions:

Investment transactions for the year ended October 31, 2017, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$1,074,880,448	$832,831,080
Large Cap Strategies Fund	9,419,608,124	9,587,193,777
Small & Mid Cap Strategies Fund	2,579,980,243	2,677,972,370
Strategic Opportunities Fund (Consolidated)	3,896,131,196	3,823,695,300
Fixed Income Fund	245,842,479	249,017,655
Municipal Bond Fund	810,692,118	609,575,527

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the year ended October 31, 2017 were as follows:

	Purchases	Sales
Fixed Income Fund	$345,467,731	$297,344,931
Municipal Bond Fund	236,482,813	8,713,633
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9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from paydowns, real estate investment trusts, passive foreign investment companies, partnerships, utilization of earnings and profits on shareholder redemptions and the tax treatment of foreign currency gains/losses. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

As of October 31, 2017, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,435,333,660	$359,140,401	$(20,649,783)	$338,490,618
Large Cap Strategies Fund	13,918,499,670	3,682,371,044	(354,165,614)	3,328,205,430
Small & Mid Cap Strategies Fund	5,020,920,315	1,671,481,781	(151,338,951)	1,520,142,830
Strategic Opportunities Fund	5,410,169,136	408,284,114	(148,896,895)	259,387,219
Fixed Income Fund	826,476,118	1,646,770	(5,565,719)	(3,918,949)
Municipal Bond Fund	2,203,944,575	20,887,157	(8,183,043)	12,704,114

Permanent differences as of October 31, 2017, were as follows:

	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Net Realized Gains	Net Unrealized Appreciation (Depreciation)	Increase/ (Decrease) Paid-in-Capital
All Cap Core Fund	$2,100,930	$(2,100,930)	$—	$—
Large Cap Strategies Fund	(1,566,028)	1,572,019	—	(5,991)
Small & Mid Cap Strategies Fund	1,539,106	(19,395,328)	—	17,856,222
Strategic Opportunities Fund	48,920,281	(83,304,765)	—	34,384,484
Fixed Income Fund	1,563,522	(1,563,522)	—	—
Municipal Bond Fund	(1,985)	1,985	—	—

By investing in the Subsidiary, the Strategic Opportunities Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may accrue a deferred tax liability for unrealized gains on India and Pakistan securities based on existing tax rates and holding periods of the securities. As of October 31, 2017, the Large Cap Strategies Fund and the Small & Mid Cap Strategies Fund recorded liabilities of $990,860, and $1,153,404, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Pakistan capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2017 was as follows (amounts in thousands):

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	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$13,752	$109,523	$30,569	$111,738	$11,204	$8,607
Net Long Term Capital Gains	—	151,605	298,284	—	—	2,686
Total Taxable Distributions	13,752	261,128	328,853	111,738	11,204	11,293
Tax Exempt Distributions	—	—	—	—	—	22,134
Total Distributions Paid	$13,752	$261,128	$328,853	$111,738	$11,204	$33,427

The tax character of distributions from the Funds during the year ended October 31, 2016 was as follows (amounts in thousands):

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$12,768	$109,207	$43,722	$106,192	$8,507	$1,369
Net Long Term Capital Gains	13,076	212,416	250,506	127,647	—	1,053
Total Taxable Distributions	25,844	321,623	294,228	233,839	8,507	2,422
Tax Exempt Distributions	—	—	—	—	—	18,981
Total Distributions Paid	$25,844	$321,623	$294,228	$233,839	$8,507	$21,403

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2017, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2017, the components of accumulated earnings/(deficits) on a tax basis were as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Undistributed Tax Exempt Income	$—	$—	$—	$—	$—	$2,478,028
Undistributed Ordinary Income	8,109,243	100,838,951	33,865,393	272,321,254	1,263,897	—
Undistributed Long-Term Capital Gains	25,490,664	865,251,402	423,210,201	82,586,827	—	—
Accumulated Earnings	33,599,907	966,090,353	457,075,594	354,908,081	1,263,897	2,478,028
Other Accumulated Earnings	—	—	—	—	—	—
Deferred Qualified Late-Year Losses	—	—	—	—	—	—
Capital Loss Carryforwards	—	—	—	—	(9,403,156)	(1,529,654)
Unrealized Appreciation/(Depreciation)	338,490,618	3,327,147,217	1,518,950,821	275,169,143	(3,918,949)	12,704,114
Other Temporary Differences	—	—	—	(26,488)	—	—
Total Accumulated Earnings/(Deficits)	$372,090,525	$4,293,237,570	$1,976,026,415	$630,050,736	$(12,058,208)	$13,652,488

The All Cap Core Fund utilized capital loss carryforwards of $23,056,130, and Strategic Opportunities Fund utilized capital loss carryforwards of $181,782,212 in the current year.

As of October 31, 2017, the Fixed Income Fund had a short-term capital loss carryforward of $2,516,017, and a long-term capital loss carryforward of $6,887,139 and the Municipal Bond Fund had a short-term capital loss carryforward of $1,529,654 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

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The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

10.	Commitments

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of October 31, 2017, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12.	Additional Tax Information (Unaudited)

Qualified Dividend Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2017, as Qualified Dividend Income (“QDI”) as defined in the Code as follows:

All Cap Core Fund	100.00%
Large Cap Strategies Fund	100.00%
Small & Mid Cap Strategies Fund	100.00%
Strategic Opportunities Fund	12.37%

Qualified Interest Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2017, as Qualified Interest Income as defined in the Code as follows:

All Cap Core Fund	0.43%
Large Cap Strategies Fund	0.35%
Small & Mid Cap Strategies Fund	0.57%
Strategic Opportunities Fund	59.79%
Fixed Income Fund	95.81%
Municipal Bond Fund	6.91%

Qualified Short Term Gain (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2016, as Qualified Short-Term Gain as defined in the Code as follows:

Strategic Opportunities Fund	100.00%
148

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Notes to Financial Statements - (Continued)
October 31, 2017

Dividends Received Deduction (Unaudited)

For the fiscal year ended October 31, 2017, the following percentage of income dividends paid by the Funds qualifies for the Dividends Received Deduction available to corporations:

All Cap Core Fund	75.07%
Large Cap Strategies Fund	75.90%
Small & Mid Cap Strategies Fund	91.02%
Strategic Opportunities Fund	9.15%

Long Term Capital Gain Dividends (Unaudited)

The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2017 as follows:

Large Cap Strategies Fund	$151,604,603
Small & Mid Cap Strategies Fund	314,622,440
Strategic Opportunities Fund	—
Municipal Bond Fund	2,685,368

U.S. Government Income (Unaudited)

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2017 which were derived from U.S. Treasury securities were as follows:

All Cap Core Fund	0.05%
Large Cap Strategies Fund	0.28%
Small & Mid Cap Strategies Fund	0.45%
Strategic Opportunities Fund	3.60%
Fixed Income Fund	38.70%
Municipal Bond Fund	20.09%

Tax Exempt Distributions (Unaudited)

The Municipal Bond Fund designates $22,134,133 as tax exempt dividends paid for the fiscal year ended October 31, 2017.

149

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Old Westbury Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Old Westbury Funds, Inc. (comprising, respectively, All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, Strategic Opportunities Fund (consolidated), Fixed Income Fund and Municipal Bond Fund (collectively, the “Funds”)), including the portfolios of investments of All Cap Core Fund, Large Cap Strategies Fund, Strategic Opportunities Fund (consolidated), Fixed Income Fund and Municipal Bond Fund and the condensed portfolio of investments of Small & Mid Cap Strategies Fund, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds comprising Old Westbury Funds, Inc. at October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

New York, New York

December 28, 2017

150

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited)

Independent and Interested Directors. The following table sets forth certain information with respect to the Directors of the Corporation, each of which, under current Board policy, may serve until the end of the calendar year during which he or she reaches the applicable mandatory retirement age established by the Board.

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years
Interested Director

Jeffrey J. Glowacki[2] 10250 Constellation Boulevard, Suite 2600 Los Angeles, CA 90067 Age: 50	Director	Indefinite term; 5 Years	Managing Director and Western Region Head, Bessemer Trust Company, N.A. (since January 1, 2014); Managing Director and Senior Resident Officer of Bessemer Trust Company, N.A. (2005-2013).	6	0

Independent Directors

Alexander Ellis III 630 Fifth Avenue New York, NY 10111 Age: 68	Chairman & Director	Indefinite term; 4 Years	General Partner, Rockport Capital Partners (2000-Present).	6	1[3]

Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 72	Director	Indefinite term; 13 Years	Director, corporate, and foundation boards.	6	1[4]

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 69	Director	Indefinite term; 6 Years	Independent Director; Consultant, Fidelity (2011).	6	4[5]

R. Keith Walton 630 Fifth Avenue New York, NY 10111 Age: 53	Director	Indefinite term; 1 Year	Vice President, Strategy, Arizona State University (Since 2013); Vice President, Global Government & Affairs, Alcoa Inc. (commercial manufacturing company) (2010-2012).	6	5[6]

151

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934, as amended, or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Glowacki is deemed an Interested Director by virtue of his positions as Managing Director and Western Region Head of Bessemer Trust Company, N.A.
[3]	Mr. Ellis has served as Director of Clean Diesel Technologies Inc.
[4]	Ms. Francy has served as Director of Siebert Financial Corp.
[5]	Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (40); Man Long Short Fund; GLG International Small Cap Fund; and Ilex Partners (Asia) LLC.
[6]	Mr. Walton serves as Director of the following entities: Blue Crest Capital Management, LLC Funds, Global Infrastructure Partners, Systematica Investments Limited, Zweig Fund Inc. and Zweig Total Return Fund Inc.
152

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Officers. The table below sets forth certain information with respect to the Officers of the Corporation:

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past 5 Years

David W. Rossmiller 630 Fifth Avenue New York, NY 10111 Age: 59	President & Chief Executive Officer	Indefinite; 5 Years	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010).

Steven L. Williamson 630 Fifth Avenue New York, NY 10111 Age: 64	Chief Legal Officer	Indefinite; 14 Years	Managing Director and General Counsel, The Bessemer Group, Incorporated and principal bank subsidiaries (Since 2007).

Matthew A. Rizzi 630 Fifth Avenue New York, NY 10111 Age: 44	Vice President & Treasurer	Indefinite; 3 Years	Principal and Head of Trust Accounting and Fees, Bessemer Trust Company, N.A. (Since 2015); Senior Vice President and Head of Trust Accounting, Bessemer Trust Company, N.A. (2007-2014).

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 54	Assistant Secretary	Indefinite; 8 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since 2007).

Thomas G. Kennedy 630 Fifth Avenue New York, NY 10111 Age: 47	Chief Compliance Officer	Indefinite; 1 Year	Chief Compliance Officer of Bessemer Investment Management LLC (Since July 2016); Principal and Director of Investment Management Compliance, Bessemer Trust Company, N.A. (Since July 2016) Head of Alternatives Compliance, Aberdeen Asset Management Inc. (January 2016-April 2016); Managing Director and Chief Compliance Officer, Arden Asset Management LLC (2008-2015).

Richard Murtagh 630 Fifth Avenue New York, NY 10111 Age: 56	Vice President & Assitant Treasurer	Indefinite; 3 Years	Principal, Managing Director and Corporate Controller, Bessemer Trust Company, N.A. (Since 2010).

153

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past 5 Years

David Schwart 801 Brickell Avenue Suite 2250 Miami, FL 33131 Age: 47	Vice President & Anti-Money Laundering Compliance Officer	Indefinite; 2 Years	Vice President and Associate Director of Bank Compliance, Bessemer Trust Company, N.A. (Since April 2013); Vice President and Internal Audit Manager, BNP Paribas, N.A. (2009-March 2013).

Andrew J. McNally 760 Moore Road King of Prussia, PA 19406 Age: 46	Vice President Assistant Treasurer	Indefinite; 11 Years 8 Years	Vice President and Senior Director of Fund Accounting & Administration, The Bank of New York Mellon (“BNY Mellon”) (formerly, PNC Global Investment Servicing (U.S.) Inc.) (financial services company) (Since 2007).

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 47	Assistant Treasurer	Indefinite; 11 Years	Senior Manager of NAV Operations, BNY Mellon (Since 2008).

Lisa M. King 301 Bellevue Parkway Wilmington, DE 19809 Age: 49	Secretary	Indefinite; 1 Year	Vice President and Counsel, BNY Mellon (Since 2016); Counsel, Stradley Ronon Stevens & Young LLP (2007-2016).

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 Age: 47	Assistant Secretary	Indefinite; 1 Year	Vice President and Manager of BNY Mellon (Since 2010).

The Statement of Additional Information (“SAI”) includes additional information about the Corporation’s Directors and Officers and is available upon request, without charge. To obtain a copy of the SAI, please call (800) 607-2200.

154

Old Westbury Funds, Inc.
Additional Information (Unaudited)

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

155

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

At a meeting held on July 26, 2017, the Board of Directors (the “Board” or the “Directors”) of Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) of any party to the agreements defined below (“Independent Directors”), unanimously approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM” or the “Adviser”) and the Corporation on behalf of Old Westbury All Cap Core Fund (“All Cap Core Fund”), Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”), Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”), Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”), Old Westbury Fixed Income Fund (“Fixed Income Fund”), and Old Westbury Municipal Bond Fund (“Municipal Bond Fund”) (each, a “Fund” and, collectively, the “Funds”), (2) a sub-advisory agreement among BIM, Dimensional Fund Advisors LP (“Dimensional”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (3) a sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (4) a sub-advisory agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation on behalf of the Strategic Opportunities Fund, (5) a sub-advisory agreement among BIM, Mondrian Investment Partners Limited (“Mondrian”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (6) a sub-advisory agreement among BIM, Sands Capital Management, LLC (“Sands”) and the Corporation on behalf of the Large Cap Strategies Fund, (7) a sub-advisory agreement among BIM, Muzinich & Co, Inc. (“Muzinich”) and the Corporation on behalf of the Strategic Opportunities Fund, (8) a sub-advisory agreement among BIM, Harding Loevner LP (“Harding Loevner”) and the Corporation on behalf of the Large Cap Strategies Fund, and (9) a sub-advisory agreement among BIM, Martingale Asset Management, L.P. (“Martingale”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund (Martingale, Dimensional, Champlain, BlackRock, Mondrian, Sands, Muzinich and Harding Loevner together, the “Sub-Advisers”). At both the meeting of the Board held on July 26, 2017 and the meeting of the Board held on April 24, 2017, the Board had requested and received substantial information regarding the Adviser, each of the Sub-Advisers, and the Agreements, as well as related matters pertaining to the fee rates charged and services provided by affiliated service providers. The Directors reviewed detailed due diligence questionnaires from BIM and each of the Sub-Advisers, as well as substantial information concerning, among other things, each Fund’s performance, comparative fee and expense information as well as information regarding BIM and each of the Sub-Advisers relating to their respective organizations, compliance and regulatory processes and programs and financial conditions. The Directors also discussed and considered economies of scale and how the Adviser shared those economies with the Funds’ shareholders. The Board received and discussed information concerning BIM’s and each Sub-Adviser’s performance, the use of affiliated brokers to execute transactions, the use of soft dollars, best execution, portfolio manager compensation, and whether there are any other direct or indirect benefits received by the Adviser or the Sub-Advisers in managing the Funds. In addition, the Adviser supplied the Directors with additional information concerning its estimated profitability from managing the Funds. Moreover, the Board had received and considered materials and presentations throughout the course of the year relating to the investment management, performance and operation of the Funds.

The Board considered information about BIM and the Sub-Advisers, the performance of the Funds and certain additional factors described above and below that it deemed relevant. The following summary details the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the continuance of the Agreements.

(1) The nature, extent and quality of services provided by the Adviser and Sub-Advisers.

The Board considered the scope and quality of services provided by the Adviser and Sub-Advisers, particularly the qualifications, capabilities and experience of the investment, operational, compliance, legal and other personnel who are responsible for providing services to the Funds. The Board also considered the fact that the Adviser and Sub-Advisers pay the costs of all investment and management facilities necessary for the efficient conduct of their respective services. The Board further considered the role and efforts of the Adviser in providing oversight of the various Sub-Advisers for the Funds, including in overseeing the service of, and in monitoring the performance of, each Sub-Adviser, as well as determining the appropriate allocation of assets to Sub-Advisers. The Board also considered the Adviser’s role in making recommendations to the Board regarding retaining or replacing Sub-Advisers where appropriate and in conducting the necessary searches and due diligence of prospective new sub-advisers. In this regard, the Board noted the information that it had received regarding the Adviser’s on-going due diligence with respect to each Sub-Adviser, including the Adviser’s review of, among other things, each Sub-Adviser’s investment process, compliance program and performance. The Board also considered the role of the Pricing Committee in the valuation of the Funds’ portfolio instruments, including its role in determining fair values for securities pursuant to the Corporation’s Valuation Policies, as well as its role in selecting and monitoring pricing service providers and, foreign fair value service providers.

In addition, the Board considered that the Adviser manages the overall investment program of the Funds and that the Adviser keeps the Board informed of important developments affecting the Funds, both in connection with the Board’s annual review

156

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)

of the Advisory and Sub-Advisory Agreements and at each Board meeting. The Board also noted that it received in-person reports from each Sub-Adviser on a rotating schedule. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors, as well as Counsel to the Independent Directors alone. The Board also considered the Adviser’s effectiveness in ensuring that the Funds are in compliance with their respective investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further noted the Adviser’s and its affiliates’ efforts to oversee the Funds’ other service providers, including those providing administrative, accounting and custodial services.

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory.

(2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of each of the Funds against securities benchmarks as well as against a competitive group of similar funds, based on, in part, information provided by an independent, third-party mutual fund data provider. The Board considered that for some Funds, like the Strategic Opportunities Fund, the investment strategy employed by the Fund was distinct from any securities benchmark and was different than that employed by other funds, making performance comparisons against benchmarks and industry peers difficult or less meaningful. The Board reviewed comparative performance over long-, intermediate- and short-term periods. In reviewing performance, the Board placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that over short periods of time underperformance may be transitory. The Board also considered the performance of the Funds in the context of whether the Funds were meeting the expectations of the clients invested in the Funds. In this regard, the Board considered that the Fixed Income Fund and the Municipal Bond Fund were designed as conservative investment products and that clients were most interested in capital preservation when investing in those particular Funds. As a result, the Board determined that the Fixed Income Fund and Municipal Bond Fund appeared to be meeting their investment objectives even though both Funds may have underperformed their competitive peer groups during certain periods.

The Board considered the performance of the Adviser and each of the Sub-Advisers both against comparative benchmarks as well as against similarly managed accounts, if applicable, managed by the Adviser and Sub-Advisers. When reviewing performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Funds. In evaluating the Funds’ performance, the Board also considered the principal role of the Funds as part of the asset allocation strategy for client accounts maintained by Bessemer and its affiliates.

(3) The cost of the advisory and sub-advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the level of the advisory and sub-advisory fees, the Board considered a number of factors. The Board’s analysis of each Fund’s advisory fees and expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to a peer group of similar funds and noted that each Fund’s advisory fee and expenses were generally in line with those of their representative group. The Board also noted the applicable advisory fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for certain of the Funds. Additionally, the Board considered the Adviser’s profitability. With respect to the Sub-Advisory Agreements with the Sub-Advisers, the Board noted that the Sub-Advisers’ fees were paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Advisers. The Board noted that Sub-Advisory fee levels were arrived at pursuant to an arms-length negotiation between the Adviser and each Sub-Adviser. The Board also considered fee data from the Sub-Advisers with respect to similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the fees charged in connection with the Funds.

Based on this analysis as well as other factors described herein, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts maintained by Bessemer and its affiliates, the Board concluded that the advisory fee schedule for each Fund was fair and reasonable in light of the quality of services provided by the Adviser and Sub-Advisers.

157

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Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)

(4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to All Cap Core Fund, Fixed Income Fund and Municipal Bond Fund, and at $1.25 billion and $2.5 billion for the Strategic Opportunities Fund and Large Cap Strategies Fund. The Board also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis. With respect to the Small & Mid Cap Strategies Fund, the Board determined that it would continue to monitor whether breakpoints would be appropriate should this Fund continue to grow in size. The Board also noted other areas where each Fund may share in economies of scale, including through potential lower fees charged by third-party service providers based on the combined size of the Funds.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser, the Sub-Advisers and their affiliates from the management of the Funds (such as soft-dollar credits), including the ability to market their advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board considered comparative information relating to the fees charged for these services and reviewed reports from the Adviser and its affiliates regarding their capabilities and experience in providing these services. The Board also discussed the use of the Funds as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer’s client base grows. The Board concluded that advisory and sub-advisory fees were reasonable in light of these fall-out benefits.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fees payable under the Advisory Agreement and Sub-Advisory Agreements were fair and reasonable with respect to the services that BIM and each Sub-Adviser provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

158

Old Westbury Funds, Inc.
Approval of New Sub-Advisory Agreements with Baillie Gifford Overseas Limited and Polunin Capital Partners Limited
(Unaudited)

At a meeting held on July 26, 2017, the Board of Directors, including the Independent Directors, unanimously approved a new Sub-Advisory Agreement among BIM, Baillie Gifford Overseas Limited (“Baillie Gifford”), and the Corporation on behalf of the Old Westbury Small & Mid Cap Strategies Fund (the “Fund”) and a new Sub-Advisory Agreement among BIM, Polunin Capital Partners Limited (“Polunin”), and the Corporation on behalf of the Fund (together, the “Sub-Advisory Agreements”). The Board noted that the fees payable to Baillie Gifford and Polunin under the Sub-Advisory Agreements would be paid by the Adviser from the advisory fees that it receives from the Fund.

In approving the Sub-Advisory Agreements with Baillie Gifford and Polunin, the Board considered the overall fairness of each of the Sub-Advisory Agreements and whether each of the agreements were in the best interest of the Fund. The Board noted that it had received and reviewed substantial information regarding Baillie Gifford and Polunin, and the services to be provided by Baillie Gifford and Polunin to the Fund under the Sub-Advisory Agreements. This information, which included responses to detailed due diligence questionnaires from Baillie Gifford and Polunin, as well as information concerning their organization, compliance program and financial condition, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board also noted that the Independent Directors had met in executive session with their Counsel and Counsel to the Corporation, as well as with BIM to discuss BIM’s recommendation regarding Baillie Gifford’s and Polunin’s appointments. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the Sub-Advisory Agreements and discussed materials and other information provided to them. The Board concluded that they had received adequate information to make a reasonable determination with respect to the approval of each of the Sub-Advisory Agreements.

The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

The following summary details the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of each of the proposed Sub-Advisory Agreements.

(1) The nature, extent and quality of services to be provided by Polunin and Baillie Gifford.

The Board considered the scope and quality of services to be provided by Polunin and Baillie Gifford, including the fact that Polunin and Baillie Gifford pay the costs of all investment and management facilities necessary for the efficient conduct of their services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing each of Polunin’s and Baillie Gifford’s portions of the Fund, as well as the compliance, operational and trading capabilities of Polunin and Baillie Gifford.

Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by each of Polunin and Baillie Gifford were satisfactory.

(2) The performance of Polunin and Baillie Gifford.

The Board considered the performance data provided by Polunin and Baillie Gifford with respect to other accounts and determined that Polunin and Baillie Gifford had demonstrated an ability to appropriately manage assets in the style expected to be used by them in connection with the Fund.

(3) The cost of the advisory services and comparative fee rates.

As previously discussed, the Board noted that Polunin’s and Baillie Gifford’s fees would be paid entirely by BIM. The Directors reviewed the level of the proposed fees against benchmarks and peer comparisons. Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Polunin’s and Baillie Gifford’s sub-advisory fees were fair and reasonable in light of the quality of services to be provided by Polunin and Baillie Gifford, respectively.

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board discussed whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted in this regard that BIM would bear Polunin’s and Baillie Gifford’s sub-advisory fees. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fees, taking into account the potential impact of economies of scale, as the mandate grew.

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Approval of New Sub-Advisory Agreements with Baillie Gifford Overseas Limited and Polunin Capital Partners Limited
(Unaudited) - (Continued)

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed whether there were other benefits received by BIM, Polunin or Baillie Gifford, or their affiliates, from Polunin’s and Baillie Gifford’s relationships with the Fund. The Board concluded that any such fall-out benefits resulting from the proposed engagements of Polunin and Baillie Gifford were such that it did not affect the Board’s conclusion that the proposed sub-advisory fees were reasonable.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fees to be paid to Polunin and Baillie Gifford under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that Polunin and Baillie Gifford would each provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

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Investment Adviser:	Administrator:
Bessemer Investment Management LLC	BNY Mellon Investment Servicing (US) Inc.
630 Fifth Avenue	760 Moore Road
New York, NY 10111	King of Prussia, PA 19406
(212) 708-9100
Distributor:	Transfer Agent:
BNY Mellon Investment Servicing (US) Inc.
Foreside Funds Distributors LLC	760 Moore Road
400 Berwyn Park	King of Prussia, PA 19406
899 Cassatt Road
Berwyn, PA 19312	Independent Registered Public Accounting Firm:
Custodians:	Ernst & Young LLP
5 Times Square
Bessemer Trust Company	New York, NY 10036
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414802

(A21-AR2017)

(12/17)

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 12 (a)(1).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has three audit committee financial experts serving on its audit committee and those persons (Patricia L. Francy and J. David Officer and R. Keith Walton) are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $685,000 in 2017 and $695,750 in 2016.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $7,400 in 2017 and $14,600 in 2016. Fees for both 2017 and 2016 relate to the review of financial statement data incorporated in the Funds periodic N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $192,948 in 2017 and $268,233 in 2016. Fees for both 2017 and 2016 relate to the review of federal income and excise tax returns, review of capital gains distribution calculations and certain global tax compliance services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $54,000 in 2017 and $53,400 in 2016. Fees for both 2017 and 2016 relate to the review of holdings for the Funds affiliated custodian under Rule 17f-2 and regulatory reporting for OWF Strategic Opportunities Fund Ltd.

(e)	(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before an auditor is engaged by the Funds to render audit services, the Audit Committee reviews and approves the engagement, including all related fees. The Audit Committee also reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Funds employ their auditor to render “permissible non-audit services” to the Funds, including all related fees. In addition, the Audit Committee reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds, employ the Funds’ Auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Audit Committee considers whether the provision of such services does not impact the Auditor’s independence.

(e)	(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,477,912 in 2017 and $321,633 in 2016.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the Old Westbury Small & Mid Cap Strategies Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	October 31, 2017

Shares		Value
COMMON STOCKS — 90.6%
ARGENTINA — 0.0%
3,549	MercadoLibre, Inc.	$852,860
AUSTRALIA — 1.7%
1,547,765	A.C.N. 004 410 833 Ltd.(a)(b)	23,265
29,208	Acrux Ltd.(b)	3,688
99,433	Adelaide Brighton Ltd.	472,588
69,555	AED Oil Ltd.(a)(b)(c)	0
34,185	Ainsworth Game Technology Ltd.(b)	59,653
105,636	ALS Ltd.	633,045
13,518	Altium Ltd.	123,945
475,084	Alumina Ltd.	850,838
60,601	Ansell Ltd.	1,113,145
14,818	AP Eagers Ltd.	85,171
4,250	Arb Corp Ltd.	59,232
1,933	Asaleo Care Ltd.	2,190
9,691	AUB Group Ltd.	98,127
94,887	Ausdrill Ltd.	157,589
173,833	Ausnet Services	235,487
39,283	Austal Ltd.	53,065
188,262	Australian Agricultural Co. Ltd.(b)	211,807
141,784	Australian Pharmaceutical Industries Ltd.	163,314
93,769	Automotive Holdings Group Ltd.	232,522
90,884	Bank of Queensland Ltd.	929,297
299,483	Beach Energy Ltd.	223,479
12,766	Bega Cheese Ltd.	71,813
152,761	Bendigo & Adelaide Bank Ltd.	1,330,502
2,067	Blackmores Ltd.	252,674
231,682	BlueScope Steel Ltd.	2,276,764
339,952	Boral Ltd.	1,860,306
15,029	Breville Group Ltd.	134,004
17,433	Brickworks Ltd.	189,328
17,980	BT Investment Management Ltd.	148,344
16,047	carsales.com Ltd.	168,381
96,536	Cash Converters International Ltd.	26,598
3,423	Cedar Woods Properties Ltd.	15,011
187,629	Challenger Ltd.	1,909,907
3,287,015	Charter Hall Retail REIT(a)	10,213,824
456,872	Cleanaway Waste Management Ltd.	524,501
75,240	Coca-Cola Amatil Ltd.	469,318
8,941	Cochlear Ltd.	1,203,821
24,170	Collins Foods Ltd.	102,482
32,117	Computershare Ltd.	382,969
7,007	Corporate Travel Management Ltd.	128,922
2,184,574	Costa Group Holdings Ltd.	10,382,909
8,836	Credit Corp. Group Ltd.	135,659
302,614	CSR Ltd.	1,097,812
17,343	Decmil Group Ltd.	16,857
15,520	Domino’s Pizza Enterprises Ltd.	553,408
Shares		Value
AUSTRALIA (continued)
333,327	Downer EDI Ltd.	$1,783,234
51,932	DuluxGroup Ltd.	292,930
21,626	Eclipx Group Ltd.	67,034
307,875	Emeco Holdings Ltd.(b)(c)	56,552
32,208	Event Hospitality and Entertainment Ltd.	329,330
597,107	Evolution Mining Ltd.	1,078,512
715,392	Fairfax Media Ltd.	602,279
9,044	Flight Centre Travel Group Ltd.	323,942
11,536	G.U.D. Holdings Ltd.	105,419
54,236	G8 Education Ltd.	189,284
53,688	GrainCorp Ltd. - Class A	349,266
16,663	Greencross Ltd.	67,719
7,628	GWA Group Ltd.	14,829
30,383	Hansen Technologies Ltd.	78,830
164,992	Harvey Norman Holdings Ltd.	477,326
89,017	Healthscope Ltd.	133,533
1,000	HFA Holdings Ltd.	2,334
39,987	Iluka Resources Ltd.	287,372
12,050	IMF Bentham Ltd.	21,488
721,969	Incitec Pivot Ltd.	2,110,778
89,744	Independence Group NL	275,430
2,591,585	Inghams Group Ltd.(a)	7,041,326
1,213,526	Invocare Ltd.(a)	15,761,284
61,813	IOOF Holdings Ltd.	509,041
22,132	Iress Ltd.	199,030
24,489	JB Hi-Fi Ltd.	429,207
35,487	Kingsgate Consolidated Ltd.(b)	11,000
19,560	Link Administration Holdings Ltd.	123,205
37,216	MACA Ltd.	59,530
328,362	Macmahon Holdings Ltd.(b)	60,315
29,947	Macquarie Atlas Roads Group	136,603
16,274	Magellan Financial Group Ltd.	302,291
18,709	McMillan Shakespeare Ltd.	225,524
87,069	Medibank Private Ltd.	204,580
11,923	Melbourne IT Ltd.	28,197
111,652	Metcash Ltd.	229,869
53,989	Mineral Resources Ltd.	718,977
886,000	MMG Ltd.(b)	400,900
34,246	Monadelphous Group Ltd.	444,787
34,487	Mortgage Choice Ltd.	58,332
366,646	Myer Holdings Ltd.	214,669
1,050	MyState Ltd.	3,841
24,976	Navitas Ltd.	91,180
120,898	New Hope Corp. Ltd.	185,059
130,310	NIB Holdings Ltd.	628,317
150,444	Northern Star Resources Ltd.	601,044
33,366	Nufarm Ltd.	231,873
7,415	Nufarm Ltd.(b)	51,530
170,332	OceanaGold Corp.	456,824
9,172	oOh!media Ltd.	30,747
92,294	Orica Ltd.	1,474,201
6,370	Orocobre Ltd.(b)	23,596
130,800	Orora Ltd.	340,367
124,310	OZ Minerals Ltd.	765,883

1

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
AUSTRALIA (continued)
1,639,072	Pact Group Holdings Ltd.	$7,275,900
13,359	Peet Ltd.	14,928
5,607	Perpetual Ltd.	208,043
48,159	Platinum Asset Mangement Ltd.	269,067
58,151	PMP Ltd.(b)	33,379
11,475	Premier Investments Ltd.	116,279
50,905	Primary Health Care Ltd.	133,244
50,519	Qantas Airways Ltd.	237,788
194,951	Qube Holdings Ltd.	383,459
111,348	Quintis Ltd.(a)	20,027
40,693	RCR Tomlinson Ltd.	133,921
30,974	Reckon Ltd.	29,514
8,332	Reece Ltd.	282,433
99,706	Regis Resources Ltd.	296,846
190,599	Resolute Mining Ltd.	150,251
8,395	Retail Food Group Ltd.	28,271
101,020	Ridley Corp. Ltd.	112,108
4,184	Ruralco Holdings Ltd.	9,222
28,716	Sandfire Resources NL	126,153
177,820	Santos Ltd.(b)	612,426
222,211	Saracen Mineral Holdings Ltd.(b)	247,451
86,638	Seek Ltd.	1,218,087
13,321	Select Harvests Ltd.	47,918
16,377	Servcorp Ltd.	69,815
21,331	Seven Group Holdings Ltd.	216,316
63,604	Seven West Media Ltd.	32,859
6,302,616	Shopping Centres Australasia Property Group REIT(a)	11,335,727
212,165	Sigma Healthcare Ltd.	122,597
9,054	Sirtex Medical Ltd.	94,657
149,883	Southern Cross Media Group Ltd.	128,479
112,599	Spark Infrastructure Group	218,892
62,936	St Barbara Ltd.	139,688
237,816	Star Entertainment Group Ltd.	1,046,573
74,283	Steadfast Group Ltd.	152,365
37,756	Sunland Group Ltd.	49,413
22,520	Super Retail Group Ltd.	133,921
237,680	Tabcorp Holdings Ltd.	816,770
70,795	Tassal Group Ltd.	228,111
341,492	Tatts Group Ltd.	1,089,876
42,660	Technology One Ltd.	164,555
36,550	Ten Network Holdings Ltd.(a)(b)(c)	0
4,364	Tiger Resources Ltd.(a)(b)(c)	127
57,260	Tox Free Solutions Ltd.	107,369
8,735	TPG Telecom Ltd.	36,101
47,759	Treasury Wine Estates Ltd.	572,045
207,285	Troy Resources Ltd.(b)	16,658
28,287	Village Roadshow Ltd.(b)	81,186
492,324	Virgin Australia Holdings Ltd.(b)	69,708
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)(c)	0
12,200	Virtus Health Ltd.	51,168
Shares		Value
AUSTRALIA (continued)
34,479	Vocus Group Ltd.	$75,999
9,912	Webjet Ltd.	87,241
50,095	Western Areas NL	106,969
43,208	Westgold Resources Ltd.(b)	62,005
110,400	Whitehaven Coal Ltd.	315,165
27,345	Worleyparsons Ltd.(b)	293,209
65,654	WPP AUNZ Ltd.	46,228
		109,966,618
AUSTRIA — 0.2%
1,139	Agrana Beteiligungs AG	141,367
14,870	ams AG	1,355,612
11,400	Andritz AG	644,576
17,053	Austria Technologie & Systemtechnik AG	365,302
23,704	BUWOG AG	683,663
5,680	CA Immobilien Anlagen AG	162,100
697	DO & CO AG	36,962
5,480	EVN AG	86,495
3,513	FACC AG(b)	61,279
1,017	Flughafen Wien AG	40,953
924	Kapsch TrafficCom AG	53,676
1,397	Lenzing AG	189,092
1,068	Mayr Melnhof Karton AG	155,134
8,170	Oesterreichische Post AG	363,162
1,990	Palfinger AG	88,086
5,197	POLYTEC Holding AG	129,550
646	Porr Ag	20,208
49,153	Raiffeisen Bank International AG(b)	1,712,522
6,198	Rhi Magnesita NV(b)	275,216
516	Rosenbauer International AG	32,572
5,208	S IMMO AG	91,756
3,572	S&T AG	69,034
1,691	Schoeller-Bleckmann Oilfield Equipment AG(b)	157,857
1,824	Semperit AG Holding	53,330
18,977	Strabag SE	793,140
26,142	Telekom Austria AG	245,195
333	UBM Development AG	15,167
38,384	UNIQA Insurance Group AG	393,730
21,803	Verbund AG	529,913
10,623	Vienna Insurance Group AG Wiener Versicherung Gruppe	311,397
48,015	Voestalpine AG	2,641,865
31,255	Wienerberger AG	803,147
1,581	Wolford AG(b)	29,319
4,663	Zumtobel Group AG	79,873
		12,812,250
BELGIUM — 0.4%
10,354	Ackermans & van Haaren NV	1,773,548
1,443	Aedifica SA REIT(a)	137,496
112,398	Ageas	5,452,445
62,671	AGFA - Gevaert NV(b)	294,710
320	Ascencio REIT	21,515

2

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
BELGIUM (continued)
419	Atenor	$23,625
96	Banque Nationale de Belgique	319,262
1,888	Barco NV	193,335
1,791	Befimmo SA REIT	111,280
21,523	Bekaert SA	1,018,010
15,744	Bpost SA	444,088
1,079	Celyad SA(b)	62,881
4,522	Cie d’Entreprises CFE	661,328
1,352	Cie Immobiliere de Belgique SA	83,657
1,861	Cofinimmo SA REIT	236,180
55,428	Colruyt SA	2,835,061
40,458	Deceuninck NV	150,195
12,200	Deceuninck NV- VVPR Strip(a)(b)(c)	0
9,907	D’ieteren SA/NV	453,125
30,060	Econocom Group SA/NV	231,382
2,685	Elia System Operator SA NV	155,756
78,187	Euronav NV	647,915
3,009	EVS Broadcast Equipment SA	113,213
6,033	Exmar NV(b)	40,071
2,258	Fagron NV(b)	29,288
15,640	Galapagos NV(b)	1,517,398
101	Home Invest Belgium REIT	11,118
972	Intervest Offices & Warehouses NV REIT	24,785
460	Jensen-Group NV	22,154
3,601	Kinepolis Group NV	243,288
47	Lotus Bakeries	119,350
4,584	MDxHealth(b)	25,492
4,096	Melexis NV	410,373
547	Montea SCA REIT	27,493
6,369	Nyrstar NV(b)	50,857
21,787	Ontex Group NV	766,306
14,808	Orange Belgium SA	342,998
540	Picanol	60,952
29,109	Proximus SADP	966,706
1,089	RealDolmen	31,757
22,770	Recticel SA	225,451
530	Resilux	93,038
624	Retail Estates NV REIT	50,016
4,023	Sioen Industries NV	122,450
2,261	Sipef NV	166,320
4,857	Telenet Group Holding NV(b)	335,953
222	TER Beke SA	44,789
15,963	Tessenderlo Chemie NV(b)	766,093
38,370	Umicore SA	1,714,958
1,138	Van de Velde NV	62,959
1,885	Warehouses De Pauw CVA REIT	203,831
95	Wereldhave Belgium NV REIT	10,070
		23,906,321
BERMUDA — 0.8%
403,425	Argo Group International Holdings Ltd.(a)	25,395,604
Shares		Value
BERMUDA (continued)
72,422	Aspen Insurance Holdings Ltd.	$3,106,904
8,668	Assured Guaranty Ltd.	321,583
76,330	Axis Capital Holdings Ltd.	4,151,589
26,400	Bank Of NT Butterfield & Son Ltd. (The)	986,040
15,400	Blue Capital Reinsurance Holdings Ltd.	204,050
400	Enstar Group Ltd.(b)	91,120
19,650	Everest Re Group Ltd.	4,665,893
87,972	Hiscox Ltd.	1,668,469
34,000	James River Group Holdings Ltd.	1,438,880
6,163	Maiden Holdings Ltd.	50,845
7,258	Marvell Technology Group Ltd.	134,055
35,842	RenaissanceRe Holdings Ltd.	4,959,099
3,009	Third Point Reinsurance Ltd.(b)	50,250
2,929	Triton International Ltd.	116,867
72,172	Validus Holdings Ltd.	3,758,718
4,386	XL Group Ltd.	177,501
		51,277,467
BRAZIL — 0.5%
6,300	AES Tiete Energia SA - Units	24,997
22,467	Aliansce Shopping Centers SA(b)	120,051
32,600	Alpargatas SA - Preference Shares	173,897
6,100	Alupar Investimento SA - Units	33,509
6,100	Arezzo Industria e Comercio SA	94,279
31,778	B2W Cia Digital(b)	205,455
20,166	Banco ABC Brasil SA - Preference Shares	109,975
127,187	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	587,472
16,000	Banco Industrial e Comercial SA - Preference Shares(a)(b)(c)	40,547
56,005	BR Malls Participacoes SA	217,768
10,249	BR Properties SA	32,928
37,153	Brasil Brokers Participacoes SA(b)	12,607
8,600	Brasilagro - Co Brasileira de Propriedades Agricolas	33,361
58,726	Cia Brasileira de Distribuicao - Preference Shares(b)	1,369,370
1,850	Cia de Gas de Sao Paulo - COMGAS - Class A, Preference Shares	28,610
11,800	Cia de Locacao das Americas	58,977
24,300	Cia de Saneamento Basico do Estado de Sao Paulo	222,327
2,800	Cia de Saneamento de Minas Gerais-COPASA	34,066
10,700	Cia de Saneamento do Parana - Preference Shares	35,489
3,700	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	74,943

3

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
BRAZIL (continued)
264,900	Cia Energetica de Minas Gerais - ADR	$627,813
19,900	Cia Energetica de Minas Gerais - Preference Shares	47,084
1,833	Cia Energetica do Ceara - Class A, Preference Shares	29,456
16,200	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	83,493
31,800	Cia Hering	283,850
3,400	Cia Paranaense de Energia - Class B, Preference Shares	26,139
137,000	Cia Siderurgica Nacional SA(b)	354,718
2,128	Construtora Tenda SA(b)	11,189
21,562	Cosan Logistica SA(b)	61,694
5,584	Cosan Logistica SA(b)	15,875
17,800	Cosan SA Industria e Comercio	203,068
9,600	CVC Brasil Operadora e Agencia de Viagens SA	127,480
74,588	Cyrela Brazil Realty SA Empreendimentos e Participacoes	291,849
30,000	Direcional Engenharia SA(b)	54,199
202,995	Duratex SA	595,712
22,800	EcoRodovias Infraestrutura e Logistica SA	85,100
25,500	EDP - Energias do Brasil SA	113,652
7,300	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	32,737
222,272	Embraer SA	1,068,792
42,200	Embraer SA - ADR	807,708
3,000	Engie Brasil Energia SA	33,060
16,700	Equatorial Energia SA	311,967
29,000	Estacio Participacoes SA	260,985
6,600	Eternit SA(b)	2,179
69,200	Even Construtora e Incorporadora SA(b)	113,807
20,700	Exactech, Inc.	866,295
20,600	Ez Tec Empreendimentos e Participacoes SA	135,893
417,018	Fibria Celulose SA	6,655,614
28,600	Fleury SA	251,090
8,000	Fras-Le SA	13,548
7,100	GAEC Educacao SA	53,500
34,100	Gerdau SA	112,996
88,300	Gerdau SA - Preference Shares	295,566
8,200	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	34,767
12,200	Grendene SA	102,186
3,100	Guararapes Confeccoes SA	148,305
45,131	Hypermarcas SA	473,342
10,300	Iguatemi Empresa de Shopping Centers SA	121,032
44,800	International Meal Company Alimentacao SA	143,659
47,172	Iochpe-Maxion SA	322,719
Shares		Value
BRAZIL (continued)
7,000	JSL SA(b)	$19,858
65,500	Klabin SA - Units	379,429
138,684	Kroton Educacional SA	769,030
9,000	Light SA(b)	50,127
8,400	Linx SA	53,487
20,574	Localiza Rent a Car SA	361,946
33,406	Lojas Americanas SA	147,663
15,044	Lojas Americanas SA - Preference Shares	80,433
127,053	Lojas Renner SA	1,336,051
20,700	M Dias Branco SA	306,137
15,700	Magnesita Refratarios SA	221,248
600	Mahle-Metal Leve SA	3,965
12,687	Marcopolo SA(b)	12,915
258,700	Marcopolo SA - Preference Shares(b)	314,745
25,184	Marfrig Global Foods SA(b)	49,039
12,201	Marisa Lojas SA(b)	29,614
24,900	Mills Estruturas e Servicos de Engenharia SA(b)	32,730
11,800	Minerva SA	41,338
60,800	MRV Engenharia e Participacoes SA	235,483
10,000	Multiplan Empreendimentos Imobiliarios SA	218,843
6,500	Multiplus SA	75,624
30,900	Natura Cosmeticos SA	292,442
33,761	Odontoprev SA	162,030
48,400	Paranapanema SA(b)	22,045
51,655	Porto Seguro SA	564,663
60,000	Portobello SA	108,397
3,200	Profarma Distribuidora de Produtos Farmaceuticos SA(b)	8,090
3,800	Prumo Logistica SA(b)	12,929
58,000	Qualicorp SA	620,194
8,400	Raia Drogasil SA	202,136
70,700	Randon Participacoes SA - Preference Shares	151,069
714	Restoque Comercio e Confeccoes de Roupas SA(b)	9,604
41,490	Rumo SA(b)	160,694
42,550	Santos Brasil Participacoes SA(b)	45,525
56,483	Sao Martinho SA	318,044
6,300	Ser Educacional SA	59,297
700	Ser Educacional SA(b)	6,589
16,500	SLC Agricola SA	111,318
11,600	Smiles Fidelidade SA	299,494
2,800	Sonae Sierra Brasil SA	23,701
14,900	Springs Global Participacoes SA(b)	54,657
167,612	Sul America SA - Units	919,706
116,559	Suzano Papel e Celulose SA - Class A, Preference Shares(b)	721,880
15,000	T4F Entretenimento SA	40,901
7,400	Technos SA	9,750

4

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
BRAZIL (continued)
68,500	Tim Participacoes SA	$253,580
17,621	Totvs SA	175,063
32,800	TPI - Triunfo Participacoes e Investimentos SA(b)	38,502
23,200	Transmissora Alianca de Energia Eletrica SA - Units	145,740
32,900	Tupy SA	175,196
15,400	Unipar Carbocloro SA - Preference Shares	62,282
3,700	Usinas Siderurgicas de Minas Gerais SA(b)	13,573
167,500	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares(b)	450,585
14,589	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	81,657
92,200	Via Varejo SA - Units(b)	631,333
12,400	Wiz Solucoes e Corretagem de Seguros SA	61,331
		30,638,448
CAMBODIA — 0.0%
320,000	NagaCorp Ltd.	258,415
CANADA — 2.4%
2,275	Absolute Software Corp.	14,725
2,408	Acadian Timber Corp.	36,565
83,136	Advantage Oil & Gas Ltd.(b)	440,136
27,538	Aecon Group, Inc.	414,746
1,900	AG Growth International, Inc.	74,374
20,000	AGF Management Ltd. - Class B	128,827
1,910	AGT Food & Ingredients, Inc.	34,244
2,500	Air Canada(b)	49,531
1,200	AirBoss of America Corp.	10,743
40,768	Alamos Gold, Inc. - Class A	258,177
2,681	Algoma Central Corp.	27,120
44,100	Algonquin Power & Utilities Corp.	472,073
2,050	Alio Gold, Inc.(b)	8,136
19,458	AltaGas Ltd.	443,578
4,000	Altus Group Ltd.	109,232
1,400	Andrew Peller Ltd.	13,402
55,510	ARC Resources Ltd.	676,825
7,300	Atco Ltd. - Class I	264,704
51,400	Athabasca Oil Corp.(b)	46,217
15,400	ATS Automation Tooling Systems, Inc.(b)	177,265
2,554	AutoCanada, Inc.	46,147
2,400	Avigilon Corp.(b)	35,588
267,386	B2Gold Corp.(b)	679,812
2,400	Badger Daylighting Ltd.	54,638
5,740	Bellatrix Exploration Ltd.(b)	13,748
12,200	Birchcliff Energy Ltd.	49,647
176,217	BlackBerry Ltd.(b)	1,928,675
8,400	Bombardier, Inc. - Class A(b)	17,906
76,155	Bombardier, Inc. - Class B(b)	161,153
Shares		Value
CANADA (continued)
69,385	Bonavista Energy Corp.	$147,364
8,200	Boralex, Inc. - Class A	145,682
1,328,652	CAE, Inc.	23,543,124
16,500	Calfrac Well Services Ltd.(b)	66,506
500	Calian Group Ltd.	12,875
40,400	Cameco Corp.	328,185
18,300	Canaccord Genuity Group, Inc.	60,853
35,750	Canacol Energy Ltd.(b)	113,615
6,800	Canadian Apartment Properties REIT	179,580
3,400	Canadian Real Estate Investment Trust REIT	122,812
22,300	Canadian Western Bank	628,154
26,643	Canfor Corp.(b)	529,927
11,757	Canfor Pulp Products, Inc.	128,406
8,000	CanWel Building Materials Group Ltd.	41,113
72,367	Capstone Mining Corp.(b)	82,458
43,552	Cascades, Inc.	524,609
31,157	Celestica, Inc.(b)	312,753
67,326	Centerra Gold, Inc.(b)	457,155
18,544	CES Energy Solutions Corp.	99,900
2,700	Chesswood Group Ltd.	26,956
13,300	CI Financial Corp.	295,670
227,698	Cineplex, Inc.	6,886,889
68,500	City Office REIT Inc.	893,240
6,800	Cogeco Communications Inc.	488,877
3,464	Cogeco, Inc.	236,124
9,700	Colliers International Group, Inc.	568,496
3,600	Cominar Real Estate Investment Trust	38,620
6,825	Computer Modelling Group Ltd.	54,120
49,000	Copper Mountain Mining Corp.(b)	59,251
1,912	Corby Spirit and Wine Ltd.	32,457
3,800	Corus Entertainment, Inc. - Class B	35,258
50,217	Cott Corp.	752,807
43,200	Crescent Point Energy Corp.	355,284
18,491	Crew Energy, Inc.(b)	62,635
48,220	Delphi Energy Corp.(b)	44,852
10,500	Denison Mines Corp.(b)	4,314
6,900	Descartes Systems Group, Inc. (The)(b)	200,031
35,700	Detour Gold Corp.(b)	380,494
4,300	DHX Media Ltd.	14,166
11,696	Dominion Diamond Corp.	166,668
11,430	Dominion Diamond Corp.(b)	162,666
11,361	Dorel Industries, Inc. - Class B	296,244
91,300	ECN Capital Corp.	299,356
664	E-L Financial Corp. Ltd.	425,653
9,887	Eldorado Gold Corp.	12,415
91,300	Element Fleet Management Corp.	703,451
33,669	Empire Co. Ltd. - Class A	582,768

5

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
CANADA (continued)
4,200	Enbridge Income Fund Holdings, Inc.	$97,895
18,173	EnerCare, Inc.	283,280
41,281	Enerflex Ltd.	561,570
26,031	Enerplus Corp.	238,700
2,342	Enghouse Systems Ltd.	98,974
6,417	Ensign Energy Services, Inc.	33,028
50,333	Entertainment One Ltd.	188,917
17,570	Epsilon Energy Ltd.(b)	43,581
3,142	Equitable Group, Inc.	146,128
2,800	Evertz Technologies Ltd.	40,933
3,224	Exchange Income Corp.	86,716
8,800	Exco Technologies Ltd.	71,418
38	EXFO, Inc.(b)	147
10,800	Extendicare, Inc.	78,440
1,000	Fiera Capital Corp.	10,898
76,082	Finning International, Inc.	1,855,313
7,834	First Capital Realty Inc.	124,241
21,951	First Majestic Silver Corp.(b)	147,860
1,563	First National Financial Corp.	34,771
202,903	First Quantum Minerals Ltd.	2,269,506
9,700	FirstService Corp. - Voting Shares	675,263
35,000	Fortuna Silver Mines, Inc.(b)	147,314
1,000	GDI Integrated Facility Services, Inc.(b)	11,922
23,321	Genworth MI Canada, Inc.	724,703
3,400	Gluskin Sheff + Associates, Inc.	42,536
400	goeasy Ltd.	9,689
56,629	Gran Tierra Energy, Inc.(b)	123,345
10,752	Great Canadian Gaming Corp.(b)	255,528
8,500	H&R Real Estate Investment Trust	141,129
10,074	Heroux-Devtek, Inc.(b)	114,944
4,040	High Liner Foods, Inc.	44,499
7,648	Home Capital Group, Inc.	82,758
40,445	HudBay Minerals, Inc.	300,649
104,563	IAMGOLD Corp.(b)	573,836
7,400	IMAX Corp.	179,450
18,778	Imperial Metals Corp.(b)	43,230
36,900	Industrial Alliance Insurance and Financial Services, Inc.	1,672,098
674,632	Innergex Renewable Energy, Inc.(a)	7,368,084
27,000	Interfor Corp.(b)	439,501
15,926	Intertape Polymer Group, Inc.	235,045
18,416	Jean Coutu Group PJC, Inc. (The) Class A	349,449
10,100	Just Energy Group, Inc.	56,211
1,300	K-Bro Linen, Inc.	39,360
8,800	Kelt Exploration Ltd.(b)	48,226
20,366	Keyera Corp.	599,566
1,953	Kingsway Financial Services, Inc.(b)	10,673
514,345	Kinross Gold Corp.(b)	2,033,299
36,601	Kirkland Lake Gold Ltd.	429,248
Shares		Value
CANADA (continued)
16,100	Klondex Mines Ltd.(b)	$46,549
14,535	Laurentian Bank of Canada	675,994
8,626	Leon’s Furniture Ltd.	130,851
17,910	Linamar Corp.	1,086,733
5,500	Liquor Stores NA Ltd.	41,822
70,300	Lucara Dianmond Corp.	122,607
1,327	Lululemon Athletica, Inc.(b)	81,624
164,691	Lundin Mining Corp.	1,256,150
7,130	Magellan Aerospace Corp.	106,776
500	Mainstreet Equity Corp.(b)	14,635
24,900	Major Drilling Group International, Inc.(b)	133,369
47,229	Mandalay Resources Corp.	10,800
19,300	Maple Leaf Foods, Inc.	500,564
28,898	Martinrea International, Inc.	283,358
7,862	Maxar Technologies Ltd.	497,340
1,818	Maxar Technologies Ltd.	115,079
2,100	Mediagrif Interactive Technologies, Inc.	21,894
12,500	MEG Energy Corp.(b)	55,519
2,123	Melcor Developments Ltd.	24,766
2,617	Mercer International, Inc.	38,470
13,200	Methanex Corp.(d)	643,500
1,803	Methanex Corp.(d)	87,865
6,054	Mitel Networks Corp.(b)	52,042
10,302	Morneau Shepell, Inc.	171,607
2,186	MTY Food Group, Inc.	86,298
38,700	Mullen Group Ltd.	507,861
7,829	New Flyer Industries, Inc.	332,191
122,558	New Gold, Inc.(b)	405,645
4,802	Norbord, Inc.	173,082
10,846	North West Co., Inc. (The)	264,656
16,129	Northland Power, Inc.	308,428
324,613	Northview Apartment Real Estate Investment Trust	5,857,678
2,700	NorthWest Healthcare Properties Real Estate Investment Trust	23,796
65,000	NuVista Energy Ltd.(b)	404,077
8,600	Osisko Gold Royalties Ltd.	108,258
26,536	Pan American Silver Corp.	433,593
12,837	Pan American Silver Corp.	209,628
6,332	Paramount Resources Ltd. - Class A(b)	108,372
54,424	Parex Resources, Inc.(b)	723,910
45,056	Parkland Fuel Corp.	915,020
14,000	Pason Systems, Inc.	203,256
5,653	Pizza Pizza Royalty Corp.	75,192
56,600	Precision Drilling Corp.(b)	169,787
6,936	Premium Brands Holdings Corp.	561,289
6,820	Pulse Seismic, Inc.(b)	17,657
6,200	Pure Industrial Real Estate Trust REIT	32,007
33,200	Quarterhill, Inc.	62,792
26,700	Quebecor, Inc. - Class B	1,007,485

6

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
CANADA (continued)
14,785	Questerre Energy Corp. - Class A(b)	$8,481
10,943	RB Energy, Inc.(a)(b)	11
13,200	Richelieu Hardware Ltd.	345,731
20,367	Richmont Mines, Inc.(b)	177,290
789,000	Ritchie Bros Auctioneers, Inc.	22,115,670
369,843	Ritchie Bros. Auctioneers, Inc.(d)	10,372,002
3,100	Rocky Mountain Dealerships, Inc.	28,258
26,754	Rogers Sugar, Inc.	131,686
13,600	Russel Metals, Inc.	304,026
33,588	Sandstorm Gold Ltd.(b)	144,756
27,414	Secure Energy Services, Inc.	178,708
118,801	SEMAFO, Inc.(b)	298,361
7,250	Seven Generations Energy Ltd. - Class A(b)	109,472
11,300	ShawCor Ltd.	244,902
76,500	Sherritt International Corp.(b)	78,273
6,082	Sienna Senior Living, Inc.	83,774
12,100	Sierra Wireless, Inc.(b)	270,681
3,400	Smart Real Estate Investment Trust REIT	76,375
5,900	SNC-Lavalin Group, Inc.	265,800
28,100	Sprott, Inc.	46,394
48,544	SSR Mining, Inc.(b)	466,212
12,222	Stantec, Inc.	349,200
4,087	Stantec, Inc.	116,888
19,615	Stars Group, Inc. (The)(b)	394,854
7,060	Stella-Jones, Inc.	275,811
2,100	Stuart Olson, Inc.	8,676
22,548	Student Transportation, Inc.	131,957
19,026	SunOpta, Inc.(b)	176,972
20,300	Superior Plus Corp.	204,400
42,709	Surge Energy, Inc.	71,507
32,400	Tamarack Valley Energy Ltd.(b)	75,845
15,975	Tembec, Inc.(b)	58,075
14,598	Teranga Gold Corp.(b)	29,646
21,164	TFI International, Inc.	510,850
2,400	Theratechnologies, Inc.(b)	14,231
4,501	TMX Group Ltd.	245,931
44,000	TORC Oil & Gas Ltd.	231,579
20,645	Toromont Industries Ltd.	910,070
17,764	Total Energy Services, Inc.	209,158
31,186	Tourmaline Oil Corp.(b)	570,732
17,123	TransAlta Corp.	101,270
13,378	TransAlta Corp.	79,599
502,377	Transalta Renewables, Inc.	5,416,684
30,590	Transcontinental, Inc. - Class A	679,093
55,852	Trican Well Service Ltd.(b)	209,970
101,200	Turquoise Hill Resources Ltd.(b)	309,068
6,497	Uni-Select, Inc.	140,405
3,080	Valener, Inc.	52,881
9,795	Vermilion Energy, Inc.	334,303
1,936	Vermilion Energy, Inc.	66,074
Shares		Value
CANADA (continued)
3,202	Wajax Corp.	$58,227
63,793	Waste Connections, Inc.	4,507,195
20,400	Wesdome Gold Mines Ltd.(b)	28,305
7,900	West Fraser Timber Co. Ltd.	480,515
148,038	Western Forest Products, Inc.	300,643
6,800	Westjet Airlines Ltd.	142,104
8,613	Westshore Terminals Investment Corp.	164,302
55,124	Whitecap Resources, Inc.	395,666
4,348	Winpak Ltd.	167,840
327,069	WSP Global, Inc.	14,658,654
132,566	Yamana Gold, Inc.	344,234
11,914	Yellow Pages Ltd.(b)	76,465
6,007	ZCL Composites, Inc.	63,325
		159,758,577
CAYMAN ISLANDS — 0.0%
8,082	Bitauto Holdings Ltd.	365,064
29,600	Greenlight Capital Re Ltd. - Class A(b)	652,680
		1,017,744
CHILE — 0.1%
253,140	AES Gener SA	87,407
1,830,940	Aguas Andinas SA - Class A	1,192,866
61,605	Banmedica SA	200,365
107,384	Besalco SA	125,964
49,097	CAP SA	534,231
18,740	Cia Cervecerias Unidas SA	270,431
4,698,243	Cia Sud Americana de Vapores SA(b)	267,670
47,017	Coca-Cola Embonor SA - Class B, Preference Shares	128,910
465,357	Colbún SA	109,859
46,074	Embotelladora Andina SA - Class B	236,208
35,206	Empresa Nacional de Telecomunicaciones SA	409,207
17,319	Empresas Hites SA	19,048
493,391	Empresas La Polar SA(b)	56,467
1,369,725	Enel Chile SA	159,667
756,521	Engie Energia Chile SA	1,609,204
364,029	Enjoy SA(b)	36,148
10,794	Forus SA	46,978
152,426	Grupo Security SA	69,017
263,298	Inversiones Aguas Metropolitanas SA	478,442
5,968	Inversiones La Construccion SA	101,291
37,586,978	Itau CorpBanca	350,387
273,781	Masisa SA(b)	21,061
6,895	Parque Arauco SA	19,781
49,518	PAZ Corp. SA	85,584
11,951	Ripley Corp. SA	12,527
141,573	Salfacorp SA	243,796
120,485	Sigdo Koppers SA	233,947
507,222	Sociedad Matriz SAAM SA	53,013
29,332	Socovesa SA	18,592

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
CHILE (continued)
28,425	SONDA SA	$55,367
29,577	Vina Concha y Toro SA	52,123
		7,285,558
CHINA — 1.5%
22,302	21Vianet Group, Inc. - ADR(b)	167,488
3,212	500.Com Ltd. - Class A - ADR(b)	30,225
2,280	51Job, Inc. - ADR(b)	141,132
9,841	58.Com Inc. - ADR(b)	661,020
1,877,250	Agile Property Holdings Ltd.	2,733,556
2,409,000	Agricultural Bank of China Ltd. - H Shares	1,133,262
2,870,000	Aluminum Corp. of China Ltd. - H Shares(b)	2,310,303
1,230,000	Angang Steel Co. Ltd. - H Shares	1,076,845
91,000	ANTA Sports Products Ltd.	407,094
410,000	Anton Oilfield Services Group(b)	48,876
210,000	Asia Cement China Holdings Corp.	73,218
128,813	Asia Plastic Recycling Holding Ltd.	54,883
164,000	AVIC International Holdings Ltd.	153,039
849,000	AviChina Industry & Technology Co. - H Shares	492,985
270,500	Baic Motor Corp. Ltd.	316,567
1,749,000	Bank of China Ltd. - H Shares	872,101
140,500	Bank of Chongqing Co. Ltd. - H Shares	114,001
1,257,000	Bank of Communications Co. Ltd. - H Shares	947,415
104,000	Baoye Group Co. Ltd. - H Shares(b)	73,187
27,775	Baozun, Inc. - ADR(b)	871,857
1,089,000	BBMG Corp. - H Shares	543,006
306,000	Beijing Capital International Airport Co. Ltd. - H Shares	502,064
446,000	Beijing Capital Land Ltd. - H Shares	240,111
176,000	Beijing North Star Co. Ltd. - H Shares	65,424
34,000	Beijing Urban Construction Design & Development Group Co. Ltd.	19,655
15,000	Bloomage BioTechnology Corp. Ltd.(a)(c)	31,225
343,000	BYD Electronic International Co. Ltd.	927,692
72,000	Cabbeen Fashion Ltd.	19,658
206,000	CAR, Inc.(b)	183,518
5,000	Cayman Engley Industrial Co. Ltd.	28,266
287,656	Central China Real Estate Ltd.(b)	137,903
Shares		Value
CHINA (continued)
120,000	Central China Securities Co. Ltd.	$55,221
32,000	Changshouhua Food Co. Ltd.	15,709
140,000	Chaowei Power Holdings Ltd.	78,960
70,000	China Animal Healthcare Ltd.(a)(b)(c)	8,748
1,116,000	China Aoyuan Property Group Ltd.	676,632
196,000	China BlueChemical Ltd. - H Shares	58,538
708,000	China Coal Energy Co. Ltd. - H Shares	323,988
846,000	China Communications Services Corp. Ltd. - H Shares	512,931
33,000	China Conch Venture Holdings Ltd.	67,257
967,000	China Construction Bank Corp. - H Shares	862,707
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	15,975
102,000	China Eastern Airlines Corp. Ltd. - H Shares	51,775
268,000	China Energy Engineering Corp. Ltd.	47,407
31,600	China Everbright Water Ltd.	11,243
186,000	China Financial Services Holdings Ltd.	16,212
29,004	China Gold International Resources Corp. Ltd.(b)	44,964
25,638	China Great Star International Ltd.(b)	24,371
124,000	China Greenland Broad Greenstate Group Co. Ltd.	23,524
592,500	China Harmony New Energy Auto Holding Ltd.(b)	349,360
259,000	China Hongqiao Group Ltd.(b)	310,744
472,000	China Huishan Dairy Holdings Co. Ltd.(a)(b)(c)	472
79,500	China Huiyuan Juice Group Ltd.(b)	25,272
244,800	China International Capital Corp. Ltd.	504,574
59,100	China International Marine Containers Group Co. Ltd. - H Shares	117,724
2,216,000	China Lesso Group Holdings Ltd.	1,479,909
173,000	China Lilang Ltd.	134,605
76,000	China Maple Leaf Educational Systems Ltd.	82,416
138,000	China Medical System Holdings Ltd.	255,077
70,000	China Meidong Auto Holdings Ltd.	23,239
201,000	China Mengniu Dairy Co. Ltd.	556,516
337,000	China Merchants Bank Co. Ltd. - H Shares	1,285,122

8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
CHINA (continued)
863,000	China Minsheng Banking Corp. Ltd. - H Shares	$835,190
1,510,084	China National Building Material Co. Ltd. - H Shares	1,273,663
975,000	China National Materials Co. Ltd. - H Shares	673,629
92,000	China Oilfield Services Ltd.	81,488
682,000	China Railway Construction Corp. Ltd. - H Shares	855,844
1,285,000	China Railway Group Ltd. - H Shares	1,032,757
143,000	China Railway Signal & Communication Corp. Ltd.	112,546
1,012,000	China Reinsurance Group Corp.	224,416
138,000	China Sanjiang Fine Chemicals Co. Ltd.	58,905
6,735,400	China SCE Property Holdings Ltd.	3,039,020
91,000	China Shineway Pharmaceutical Group Ltd.	85,268
250,000	China Silver Group Ltd.	86,202
352,000	China Southern Airlines Co. Ltd. - H Shares	259,892
236,500	China Sunshine Paper Holdings Co. Ltd.	70,331
111,000	China Suntien Green Energy Corp. Ltd. - H Shares	31,444
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)(c)	4,257
649,500	China ZhengTong Auto Services Holdings Ltd.	683,518
788,000	China Zhongwang Holdings Ltd.	464,635
434,000	Chinasoft International Ltd.	253,121
138,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	16,805
703,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	477,594
1,930,000	CIFI Holdings Group Co. Ltd.	1,076,153
36,000	Colour Life Services Group Co. Ltd.	21,412
85,000	Consun Pharmaceutical Group Ltd.	78,230
1,015,600	Coolpad Group Ltd.(a)(b)(c)	40,656
280,093	COSCO Shipping Development Co. Ltd. - H Shares(b)	62,830
390,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares(c)	228,459
300,000	COSCO Shipping Holdings Co. Ltd. - H Shares(b)	164,586
330,000	Cosmo Lady China Holdings Co. Ltd.	131,976
123,000	CPMC Holdings Ltd.	103,112
532,000	CSPC Pharmaceutical Group Ltd.	924,696
182,000	CT Environmental Group Ltd.	27,995
Shares		Value
CHINA (continued)
104,000	Da Ming International Holdings Ltd.	$42,126
324,000	Dali Foods Group Co. Ltd.	250,847
645,000	Dalian Port PDA Co. Ltd. - H Shares	112,441
244,000	Datang International Power Generation Co .Ltd. - H Shares(b)	82,257
474,000	Dongfeng Motor Group Co. Ltd. - H Shares	650,114
240,000	Dongyue Group Ltd.	174,430
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	57,233
7,659	Ehi Car Services Ltd. - ADR(b)	87,849
44,000	ENN Energy Holdings Ltd.	322,609
1,567,500	Fantasia Holdings Group Co. Ltd.	223,027
32,000	First Tractor Co. Ltd. - H Shares	15,628
83,000	Fu Shou Yuan International Group Ltd.	58,302
454,600	Fufeng Group Ltd.	327,486
1,214,000	Future Land Development Holdings Ltd.	583,549
51,600	Fuyao Glass Industry Group Co. Ltd.	196,442
86,000	Golden Eagle Retail Group Ltd.	104,174
1,007,600	GOME Electrical Appliances Holdings Ltd.	129,156
434,000	Goodbaby International Holdings Ltd.	236,988
92,951	Grand Baoxin Auto Group Ltd.(b)	50,042
223,000	Greatview Aseptic Packaging Co. Ltd.	139,493
351,000	Greenland Hong Kong Holdings Ltd.	168,270
945,000	Greentown China Holdings Ltd.	1,179,827
61,000	Guangdong Yueyun Transportation Co. Ltd. - H Shares	39,096
94,000	Guangshen Railway Co. Ltd. - H Shares	54,703
1,291,600	Guangzhou R&F Properties Co. Ltd. - H Shares	2,751,608
58,000	Guolian Securities Co. Ltd - H Shares	28,400
86,000	Haichang Ocean Park Holdings Ltd.(b)	20,614
94,000	Haitian International Holdings Ltd.	281,347
150,000	Harbin Bank Co. Ltd. - H Shares(b)	45,184
108,000	Harbin Electric Co. Ltd. - H Shares	50,806
58,000	HC International, Inc.	45,723

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
CHINA (continued)
21,000	Health and Happiness H&H International Holdings Ltd.(b)	$109,692
114,000	Hengan International Group Co. Ltd.	1,123,721
41,000	Hengshi Mining Investments Ltd.(b)	10,196
29,000	Hiroca Holdings Ltd.	111,060
33,000	HNA Infrastructure Company Ltd. - H Shares	35,532
68,000	HOSA International Ltd.	20,048
138,000	Huan Yue Interactive Holdings Ltd.(b)	15,036
2,228,000	Huaneng Renewables Corp. Ltd. - H Shares	765,381
277,000	Huishang Bank Corp. Ltd. - H Shares	140,250
1,383,000	Industrial & Commercial Bank of China Ltd. - H Shares	1,097,338
27,100	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	31,924
24,700	JD.Com, Inc. - ADR(b)	926,744
90,000	Jiangsu Expressway Co. Ltd. - H Shares	137,975
169,000	Jiangxi Copper Co. Ltd. - H Shares	269,485
13,935	Jinkosolar Holding Co., Ltd. - ADR(b)	371,089
1,285,000	Kaisa Group Holdings Ltd.(b)	820,276
186,000	Kangda International Environmental Co. Ltd.	46,968
7,000	Kasen International Holdings Ltd.(b)	1,104
26,568	Kingcan Holdings Ltd.	22,287
908,000	Kingdee International Software Group Co. Ltd.(b)	486,508
755,000	KWG Property Holding Ltd.	749,058
96,500	Legend Holdings Corp.	253,576
2,302,000	Lenovo Group Ltd.	1,333,740
326,000	Leoch International Technology Ltd.	63,935
450,000	Leyou Technologies Holdings Ltd.(b)	115,941
398,000	Lifetech Scientific Corp.(b)	98,462
850,000	Logan Property Holdings Co. Ltd.	786,654
460,000	Lonking Holdings Ltd.	206,373
238,000	Luye Pharma Group Ltd.	158,638
2,850,000	Maanshan Iron & Steel Co. Ltd. - H Shares(b)	1,337,068
5,414,000	Microport Scientific Corp.	5,343,631
54,000	Minth Group Ltd.	291,409
95,000	Mobile Internet China Holding Ltd.	27,277
393,800	Modern Land China Co. Ltd.	77,232
14,295	New Oriental Education & Technology Group, Inc. - ADR	1,189,916
Shares		Value
CHINA (continued)
2,060	Noah Holdings Ltd. - ADR(b)	$80,793
5,100	On-Bright Electronics, Inc.	36,441
54,000	O-Net Technologies Group Ltd.(b)	39,039
162,000	Ozner Water International Holding Ltd.(b)	51,291
456,500	Parkson Retail Group Ltd.	69,633
19,900	Poly Culture Group Corp. Ltd.	47,853
1,899,000	Postal Savings Bank of China Co. Ltd. - Class H	1,146,498
900,000	Powerlong Real Estate Holdings Ltd.	428,000
81,000	PW Medtech Group Ltd.(b)	16,924
34,000	Q Technology Group Co. Ltd.	76,007
169,000	Qingdao Port International Co. Ltd.	119,362
342,000	Qinhuangdao Port Co. Ltd.(b)	116,610
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)(c)	12,646
67,000	Real Gold Mining Ltd.(a)(b)(c)	2,259
222,400	Red Star Macalline Group Corp. Ltd. - H Shares	265,692
140,000	Redco Properties Group Ltd.	69,629
128,000	Ronshine China Holdings Ltd.(b)	144,220
840,480	Semiconductor Manufacturing International Corp.(b)	1,288,505
115,000	Shandong Chenming Paper Holdings Ltd. - H Shares	209,027
1,120,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	803,958
464,000	Shanghai Dasheng Agricultural Finance Technology Co. Ltd. - H Shares	38,660
388,000	Shanghai Electric Group Co. Ltd. - H Shares(b)	176,061
42,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	212,189
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(b)	21,627
10,300	Shanghai Haohai Biological Technology Co. Ltd.	50,369
517,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	186,304
58,300	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	150,581
510,000	Shanghai Prime Machinery Co. Ltd. - H Shares	104,597
77,500	Shengjing Bank Co. Ltd. - H Shares	60,697
56,000	Shenzhen Expressway Co. Ltd. - H Shares	57,282
50,000	Shenzhou International Group Holdings Ltd.	426,846
793,881	Shui On Land Ltd.	196,399

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
CHINA (continued)
681,000	Sihuan Pharmaceutical Holdings Group Ltd.	$246,164
6,000	Silergy Corp.	129,511
67,636	Sino Grandness Food Industry Group Ltd.(b)	10,420
3,040,062	Sino-Ocean Land Holdings Ltd.	1,983,479
140,000	Sinopec Engineering Group Co. Ltd. - H Shares	120,055
610,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	363,589
114,000	Sinosoft Technology Group Ltd.	34,925
852,000	Sinotrans Ltd. - H Shares	409,542
290,000	Sinotruk Hong Kong Ltd.	385,110
398,500	SOHO China Ltd.	230,884
8,914	Sohu.Com, Inc.(b)	510,148
294,000	Springland International Holdings Ltd.	53,890
100,000	Sun King Power Electronics Group	23,073
563,000	Sunac China Holdings Ltd.	2,865,011
82,000	Sunny Optical Technology Group Co. Ltd.	1,200,349
25,000	Sunshine 100 China Holdings Ltd.(b)	11,761
27,456	TAL Education Group - ADR	755,040
1,840	Tarena International, Inc. - ADR	26,955
255,000	Tenwow International Holdings Ltd.	57,201
36,000	Tian Shan Development Holdings Ltd.	14,444
128,000	Tiangong International Co. Ltd.	15,095
44,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	28,031
284,000	Tianneng Power International Ltd.	273,756
350,000	Tingyi Cayman Islands Holding Corp.	551,824
64,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	89,912
12,800	Tonly Electronics Holdings Ltd.	15,767
78,500	Travelsky Technology Ltd. - H Shares	203,258
210,000	Trigiant Group Ltd.	27,995
201,000	Trony Solar Holdings Co. Ltd.(a)(b)(c)	3,040
521,900	Ubs Beijing Capital Retailing A Shares Pnote(b)	696,001
518,400	Ubs Beijing Hualian Pnote(b)	456,721
586,700	Ubs China Railway Tielong (Connect) Pnote(b)	984,219
840,500	Ubs Daqin Railway (Connect) Pnote(b)	1,153,855
635,700	Ubs Guangxi Liugong Machinery (Sz Connect) Pnote(b)	852,563
Shares		Value
CHINA (continued)
56,798	Ubs Mls Co. Ltd. (Sz Connect) Pnote(b)	$435,708
657,300	Ubs Ping An Bank (Sz Connect) A Shares Pnote(b)	1,144,300
1,297,300	Ubs Rizhao Port A Shares Pnote(b)	831,764
562,300	Ubs Shandong Haihua Co.-A Pnote(b)	927,171
1,364,000	Ubs Shandong Nanshan Aluminum (Connect) A Shares Pnote(b)	796,330
779,000	Ubs Shenzhen Airport A Shares Pnote(b)	1,036,522
187,200	Ubs Xiamen King Long Motor Pnote(b)	454,677
623,400	Uni-President China Holdings Ltd.	521,005
888,000	Want Want China Holdings Ltd.	726,208
864,000	Weichai Power Co. Ltd. - H Shares	1,074,269
312,000	Welling Holding Ltd.	63,589
1,172,000	West China Cement Ltd.(b)	186,285
454,000	Wuzhou International Holdings Ltd.(b)	54,121
862,000	Xiamen International Port Co. Ltd. - H Shares	166,844
453,101	Xingda International Holdings Ltd.	173,077
15,000	Xingfa Aluminium Holdings Ltd.(b)	11,133
86,240	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	109,218
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	29,763
658,000	Xinyi Solar Holdings Ltd.	227,728
222,500	XTEP International Holdings Ltd.	73,583
34,500	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	128,467
218,000	Yanzhou Coal Mining Co. Ltd. - H Shares	217,402
308,000	Yashili International Holdings Ltd.(b)	69,090
15,000	Yichang HEC Changjiang Pharmaceutical Co. Ltd. - H Shares	43,261
10,088	Yirendai Ltd. - ADR	437,718
251,500	Youyuan International Holdings Ltd.(b)	158,610
2,796,760	Yuzhou Properties Co. Ltd.	1,380,204
4,979	YY Inc. - ADR(b)	450,052
178,000	Zhaojin Mining Industry Co. Ltd. - H Shares	146,253
62,000	Zhejiang Expressway Co. Ltd. - H Shares	76,691

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
CHINA (continued)
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)(c)	$0
332,000	Zhong An Real Estate Ltd.(b)	43,833
319,500	Zhongsheng Group Holdings Ltd.	656,086
62,200	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	363,964
274,000	Zijin Mining Group Co. Ltd. - Class H	94,829
1,540,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	746,368
		99,510,403
CYPRUS — 0.0%
23,857	Songa Offshore(b)	169,406
DENMARK — 0.4%
12,751	ALK-Abello A/S	1,995,010
36,992	Alm Brand A/S	382,182
8,231	Amagerbanken A/S(a)(b)(c)	0
5,774	Ambu A/S - B Shares	532,366
7,172	Bang & Olufsen A/S(b)	166,158
481	Bassett Furniture Industries, Inc.	18,663
3,706	Bavarian Nordic A/S(b)	150,253
1,472	Brodrene Hartmann A/S	79,957
42,729	Chr. Hansen Holding A/S	3,738,976
17,912	Columbus A/S	37,011
11,507	D/S Norden A/S(b)	239,390
17,125	Dfds A/S	993,200
8,768	FLSmidth & Co. A/S	601,164
4,056	Genmab A/S(b)	819,041
60,956	GN Store Nord A/S	2,016,202
9,156	H. Lundbeck A/S	544,064
4,951	H+H International A/S - Class B(b)	100,752
825	Harboes Bryggeri A/S - Class B	14,399
3,213	IC Group A/S	78,964
72,808	ISS A/S	3,081,796
26,206	Jyske Bank A/S	1,480,901
8,356	Matas A/S	93,524
5,088	Nilfisk Holding A/S(b)	244,514
5,088	NKT A/S(b)	217,992
1,254	NNIT A/S	35,726
2,218	Nordjyske Bank A/S	42,011
1,840	Parken Sport & Entertainment A/S	21,026
12,552	Per Aarsleff A/S	347,780
7,650	Ringkjoebing Landbobank A/S	382,006
481	Rockwool International A/S - A Shares	119,266
2,414	Rockwool International A/S - B Shares	655,624
9,265	Royal Unibrew A/S	533,427
1,028	RTX A/S	30,494
7,117	Santa Fe Group A/S(b)	55,704
6,565	Schouw & Co.	682,885
Shares		Value
DENMARK (continued)
8,811	SimCorp A/S	$538,184
1,591	Solar A/S - Class B	102,235
28,027	Spar Nord Bank A/S	356,466
36,294	Sydbank A/S	1,415,797
561,792	TDC A/S	3,321,549
132	Tivoli A/S	11,530
21,852	TK Development A/S(b)	32,154
16,542	Topdanmark A/S(b)	679,987
29,778	Tryg A/S	708,994
17,964	William Demant Holding A/S(b)	518,259
		28,217,583
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	334,253
662	BankNordik P/F	12,228
		346,481
FINLAND — 0.4%
22,392	Afarak Group Oyj	21,780
5,418	Aktia Bank Oyj	58,568
4,177	Alma Media Oyj	33,816
14,605	Amer Sports Oyj	363,560
897	Asiakastieto Group Oyj	23,823
5,440	Aspo Oyj	58,172
6,463	Atria Oyj	90,115
954	BasWare Oyj(b)	47,007
12,077	Bittium Oyj	87,080
10,302	Cargotec Oyj - Class B	608,414
24,833	Caverion Corp.(b)	188,024
40,986	Citycon Oyj	100,068
22,539	Cramo Oyj	500,412
29,832	Elisa Oyj	1,201,995
862	Ferratum Oyj	27,106
37,096	Finnair Oyj	483,966
7,981	Fiskars Oyj Abp	199,320
12,148	F-Secure Oyj	62,263
10,645	HKScan Oyj - A Shares	39,059
21,678	Huhtamaki Oyj	923,704
2,500	Ilkka-Yhtyma Oyj	10,105
63,837	Kemira Oyj	899,762
2,280	Kesko Oyj - A Shares	115,609
13,340	Kesko OYJ - B Shares	681,389
35,936	Konecranes Oyj	1,655,983
9,402	Lassila & Tikanoja Oyj	199,325
2,070	Lemminkainen Oyj	55,483
75,818	Metsa Board Oyj	562,576
21,925	Metso Oyj	797,082
79,905	Neste Oyj	4,451,887
16,916	Nokian Renkaat Oyj	775,770
4,247	Olvi Oyj - Class A	138,767
27,474	Oriola Oyj - Class B	103,050
6,792	Orion Oyj - Class A	278,569
21,898	Orion Oyj - Class B	897,877
146,050	Outokumpu Oyj	1,381,425
25,811	Outotec Oyj(b)	205,501

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
FINLAND (continued)
845	Ponsse Oyj	$26,517
3,126	Poyry Oyj(b)	17,842
45,285	Raisio Oyj - V Shares	187,263
31,582	Ramirent Oyj	290,627
681	Revenio Group Oyj	29,200
52,835	Sanoma Oyj	627,142
7,186	SRV Group Oyj	34,571
8,661	Stockmann OYJ Abp - Class B(b)	55,690
299,539	Stora Enso Oyj - Class R	4,685,967
163,338	Talvivaara Mining Co. Plc(a)(b)(c)	1,085
18,666	Technopolis Oyj	84,146
1,099	Teleste OYJ	10,177
16,141	Tieto Oyj	494,676
7,655	Tikkurila Oyj	151,320
15,354	Uponor Oyj	309,233
3,483	Vaisala Oyj - Class A	188,983
54,430	Valmet Oyj	1,055,656
15,103	Wartsila Oyj Abp	972,878
32,499	YIT Oyj	247,013
		27,798,398
FRANCE — 1.9%
4,968	ABC Arbitrage	35,821
8,307	Actia Group	63,671
135,901	Air France-KLM(b)	2,129,192
1,984	Akka Technologies SA	119,713
12,747	Albioma SA	303,797
33,754	Alstom SA	1,365,919
353	Altarea SCA REIT	79,463
5,734	Alten SA	501,945
25,305	Altran Technologies SA	468,087
4,680	Amplitude Surgical SAS(b)	23,223
656	ANF Immobilier REIT	16,926
1,649	Antalis International SAS(b)	4,015
2,203	APRIL SA	36,696
304	Argan SA REIT	13,803
50,239	Arkema SA	6,346,589
3,814	Assystem	147,543
1,208	Aubay	48,631
612	Bastide le Confort Medical	32,957
12,712	Beneteau SA	228,629
1,510	Bigben Interactive(b)	23,728
5,973	BioMerieux	468,528
85,016	Boiron SA(a)	7,674,891
10,155	Bonduelle SCA	479,431
3,861	Bourbon SA	34,496
52,614	Bureau Veritas SA	1,409,304
130	Burelle SA	194,293
8,854	Casino Guichard Perrachon SA	505,726
479	Catering International Services	9,569
1,749	Cegedim SA(b)	68,047
45,377	Cellectis SA(b)	1,565,107
9,020	Chargeurs SA	254,478
110	Chargeurs SA(b)	2,950
Shares		Value
FRANCE (continued)
5,908	Cie des Alpes	$187,395
17,825	Coface SA(b)	194,761
69,200	Derichebourg SA	738,446
1,675	Devoteam SA	156,558
19,338	Edenred	557,515
35,398	Eiffage SA	3,698,219
410	Electricite de Strasbourg SA	59,665
19,910	Elior Group	565,425
21,415	Elis SA	558,649
1,851	Eramet(b)	152,525
1,990	Esso SA Francaise(b)	135,907
5,729	Euler Hermes Group	664,740
23,263	Europcar Groupe SA	332,762
84,618	Eutelsat Communications SA	2,120,181
1,226	Exel Industries SA - Class A	163,018
43,377	Faurecia	3,153,432
590	Fleury Michon SA	34,865
2,326	Fonciere Des Regions REIT	236,886
41,109	Gaztransport Et Technigaz SA	2,012,161
2,777	Gecina SA REIT	450,606
6,371	GL Events	194,066
1,737	Groupe Crit	163,891
68,766	Groupe Eurotunnel SE	864,301
4,051	Groupe Fnac SA(b)(d)	382,884
1,024	Groupe Fnac SA(b)(d)	96,779
1,726	Groupe Open	58,305
1,572	Guerbet	141,547
4,545	Haulotte Group SA	82,855
238	HERIGE SADCS	10,563
3,255	ICADE REIT	284,369
301	ID Logistics Group(b)	51,716
11,216	Imerys SA	1,021,549
114,320	Ingenico Group SA	11,098,021
1,622	Interparfums SA	60,460
5,550	Ipsen SA	671,058
20,380	IPSOS	753,259
6,546	Jacquet Metal Service	211,711
10,725	JCDecaux SA	410,395
375,900	Korian SA	12,216,487
71,674	Lagardere SCA	2,360,663
863	Laurent-Perrier	80,934
1,403	Le Belier	77,056
1,830	Le Noble Age	128,284
4,484	Lectra	131,206
1,180	Linedata Services	53,813
202,041	LISI(a)	9,272,686
438	Maisons France Confort SA	30,607
3,615	Manitou BF SA	143,172
72	Manutan International	7,104
5,255	Mersen	230,466
13,382	METabolic EXplorer SA(b)	34,605
10,264	Metropole Television SA	237,327
5,327	MGI Coutier	216,436
1,975	Mr Bricolage	38,742
1,247	Naturex(b)	141,625
22,346	Neopost SA	823,581

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
FRANCE (continued)
16,113	Nexans SA	$1,054,830
7,196	Nexity SA	442,164
4,931	Nicox(b)	50,483
1,512	NRJ Group(b)	19,092
5,591	Oeneo SA	61,610
4,277	OL Groupe SA(b)	14,149
6,110	Orpea	732,007
6,929	Parrot SA(b)	86,362
2,367	Pierre & Vacances SA(b)	126,555
17,792	Plastic Omnium SA	741,955
6,264	Plastivaloire	160,453
769	PSB Industries SA	42,540
19,054	Rallye SA	325,823
79,980	Rexel SA	1,427,748
188	Robertet SA	87,914
2,055	Rothschild & Co.	73,788
259,786	Rubis SCA	16,304,713
5,534	Sartorius Stedim Biotech	377,172
2,786	Savencia SA	266,112
54,627	SCOR SE	2,268,171
6,771	SEB SA	1,261,951
988	Seche Environnement SA	35,792
2,032	Societe BIC SA	214,614
436	Societe pour l’Informatique Industrielle	11,300
49,337	Solocal Group(b)	54,597
2,470	Somfy SA	250,315
2,659	Sopra Steria Group	498,826
16,659	SPIE SA	438,170
38,627	Ste Industrielle d’Aviation Latecoere SA(b)	244,771
1,739	Stef SA	192,176
32,625	Suez Environnement Co.	573,849
4,082	Synergie SA	221,104
145,000	Talend SA - ADR(a)(b)	6,004,450
9,324	Tarkett SA	396,754
13,384	Technicolor SA	47,426
14,768	Teleperformance SA	2,157,193
36,528	Television Francaise 1	519,531
436	Tessi SA	88,106
83	TFF Group	15,179
826	Thermador Groupe	100,960
957	Touax SA(b)	15,083
1,951	Trigano SA	314,758
42,609	UBISOFT Entertainment(b)	3,250,966
305	Union Financiere de France BQE SA	11,547
106,014	Vallourec SA(b)	580,528
10,371	Valneva SE(b)	33,584
602	Vetoquinol SA	38,856
7,551	Vicat SA	584,128
1,831	VIEL & Cie SA	11,389
2,914	Vilmorin & Cie SA	280,647
596	Virbac SA(b)	76,749
627	Vranken - Pommery Monopole SA	17,602
Shares		Value
FRANCE (continued)
340	Worldline S.A.(b)	$16,632
6,029	Zodiac Aerospace	172,412
		127,008,993
GABON — 0.0%
72	Total Gabon	11,791
GEORGIA — 0.0%
5,317	BGEO Group Plc	251,398
GERMANY — 2.6%
19,639	Aareal Bank AG	812,229
25,024	ADVA Optical Networking SE(b)	155,365
40,347	AIXTRON SE(b)	629,776
174	All for One Steeb AG	12,167
4,617	Allgeier SE	122,271
9,399	Alstria Office REIT AG	133,078
1,125	Amadeus Fire AG	103,421
352	Atoss Software AG	29,698
23,296	Aurubis AG	1,906,327
24,594	Axel Springer SE	1,658,737
310	Basler AG	63,392
6,954	Bauer AG	222,598
6,968	BayWa AG	271,908
4,340	Bechtle AG	345,944
2,119	Bertrandt AG	198,699
1,508	Bijou Brigitte AG	94,329
10,155	Bilfinger SE	408,575
2,505	Biotest AG	79,660
256	Biotest AG - Preference Shares	6,769
48,216	Borussia Dortmund GmbH & Co. KGaA	400,227
42,784	Brenntag AG	2,422,822
2,756	CANCOM SE	203,278
6,532	Carl Zeiss Meditec AG	348,179
2,761	CENIT AG	65,256
5,549	CENTROTEC Sustainable AG	119,967
3,390	Cewe Stiftung & Co. KGaA	330,715
6,990	Comdirect Bank AG	97,382
39,273	Commerzbank AG(b)	538,215
4,968	CompuGroup Medical SE	285,471
10,956	Constantin Medien AG(b)	24,222
16,237	CropEnergies AG	172,114
9,664	CTS Eventim AG & Co KGaA	399,177
183,814	Deutsche Lufthansa AG	5,866,769
36,249	Deutsche Pfandbriefbank AG	520,419
62,704	Deutz AG	531,736
3,960	Dic Asset AG	46,359
7,566	DMG Mori AG	438,107
2,100	Dr Hoenle AG	97,603
1,716	Draegerwerk AG & Co. KGaA	152,015
5,318	Draegerwerk AG & Co. KGaA - Preference Shares	611,104
6,958	Drillisch AG	489,543
88,092	Duerr AG	12,144,358
2,478	Eckert & Ziegler AG	104,419

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
GERMANY (continued)
7,759	Elmos Semiconductor AG	$219,489
21,112	ElringKlinger AG	367,286
182,583	Fielmann AG	16,004,299
2,636	First Sensor AG(b)	64,773
5,207	Francotyp-Postalia Holding AG	29,720
27,736	Fraport AG Frankfurt Airport Services Worldwide	2,631,831
34,885	Freenet AG	1,165,637
9,156	Fuchs Petrolub SE	514,017
7,844	Fuchs Petrolub SE	390,656
28,744	GEA Group AG	1,386,005
85,179	Gerresheimer AG	6,770,822
10,596	Gerry Weber International AG	131,080
6,342	Gesco AG	225,281
3,907	GFT Technologies SE	58,641
9,049	Grammer AG	524,875
5,775	GRENKE AG	565,136
5,430	H&R GmbH & Co. KGaA(b)	95,857
8,905	Hamborner AG REIT	94,249
14,465	Hamburger Hafen und Logistik AG	461,678
172,589	Heidelberger Druckmaschinen AG(b)	687,558
19,225	Hella KGaA Hueck & Co	1,156,886
3,483	Hochtief AG	614,661
11,858	HolidayCheck Group AG(b)	39,159
2,152	Hornbach Baumarkt AG	78,211
13,464	HUGO BOSS AG	1,205,123
10,263	Indus Holding AG	718,845
958	Isra Vision AG	185,132
8,050	Jenoptik AG	271,043
149,421	Jost Werke AG(a)(b)	6,834,190
13,209	Jungheinrich AG - Preference Shares	599,920
66,118	K+S AG	1,603,505
37,788	KION Group AG	3,024,431
28,513	Kloeckner & Co. SE	335,787
4,252	Koenig & Bauer AG	330,609
8,718	Krones AG	1,102,342
210	KSB AG	114,726
516	KWS Saat SE	217,765
56,757	Lanxess AG	4,434,884
5,043	Leg Immobilien AG	512,242
1,596	Leifheit AG	56,768
23,169	Leoni AG	1,537,799
1,170	Manz AG(b)	52,048
1,297	MasterFlex SE	12,117
99,555	Metro Wholesale & Food Specialist AG(b)	1,901,272
23,264	MLP AG	159,749
16,492	Morphosys AG(b)	1,432,350
115,639	MTU Aero Engines AG	19,498,119
44,471	Nemetschek SE	3,969,589
2,244	Nexus AG	68,106
143,567	NORMA Group SE	9,768,135
2,536	OHB SE	123,022
Shares		Value
GERMANY (continued)
33,352	OSRAM Licht AG	$2,551,672
541	paragon AG	47,100
23,955	Patrizia Immobilien AG(b)	505,341
1,780	Pfeiffer Vacuum Technology AG	285,823
56,197	PNE Wind AG	168,235
1,310	Progress-Werk Oberkirch AG	73,810
20,822	ProSiebenSat.1 Media SE	726,301
322	Puma SE	145,757
47,795	QSC AG	95,815
870	R Stahl AG	32,242
16,118	Rational AG	10,570,350
25,667	Rheinmetall AG	3,027,192
77,419	RHOEN-KLINIKUM AG	2,700,935
8,336	RIB Software AG	205,225
233,027	RWE AG(b)	5,825,132
17,769	SAF-Holland SA	351,973
12,816	Salzgitter AG	619,691
6,413	Sartorius AG - Preference Shares	597,689
1,391	Schaltbau Holding AG(b)	49,103
330	Secunet Security Networks AG	31,909
3,648	SHW AG	144,712
1,480	Siltronic AG(b)	219,290
7,992	Sixt Leasing SE	177,299
6,938	Sixt SE	645,326
8,410	Sixt SE - Preference Shares	542,818
8,180	SMA Solar Technology AG	379,185
977	Softing AG	10,454
16,554	Software AG	842,856
1,462	Sto Se & Co. KGAA - Preference Shares	221,391
6,642	Stroeer SE & Co. KGaA	424,757
22,636	Suedzucker AG	448,248
5,516	Suess MicroTec AG(b)	105,953
4,187	Surteco SE	125,393
18,609	Symrise AG	1,448,219
13,159	TAG Immobilien AG	226,322
19,992	Takkt AG	414,637
28,133	Talanx AG	1,104,865
423	Technotrans AG	24,526
4,769	TLG Immobilien AG	110,381
8,774	Tom Tailor Holding AG(b)	90,696
524	Traffic Systems SE	11,884
67,209	Uniper SE	1,888,315
21,585	United Internet AG	1,365,531
14,542	VERBIO Vereinigte BioEnergie AG	136,767
4,362	Villeroy & Boch AG - Preference Shares	101,876
3,481	Vossloh AG(b)	219,975
8,913	VTG AG	516,052
10,394	Wacker Chemie AG	1,621,792
10,042	Wacker Neuson SE	327,235
1,892	Washtec AG	167,077
16,854	Wirecard AG	1,659,917

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
GERMANY (continued)
6,076	Wuestenrot & Wuerttem-bergische AG	$163,281
472	XING AG	140,256
		172,650,406
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	77,847
GREECE — 0.0%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)(c)	0
507,838	Alpha Bank AE(b)	1,011,559
801,389	Eurobank Ergasias SA(b)	654,382
36,614	Intralot SA-Integrated Lottery Systems & Services(b)	45,635
1,689,985	National Bank of Greece SA(b)	559,076
49,761	OPAP SA	557,614
22,848	Proton Bank SA(a)(b)(c)	0
3,238	Sarantis SA	46,582
12,534	T Bank SA(a)(b)(c)	0
2,904	Terna Energy SA	14,106
647	Thessaloniki Port Authority SA	17,402
31,091	TT Hellenic Postbank SA(a)(b)(c)	0
		2,906,356
HONG KONG — 1.2%
375,000	Agritrade Resources Ltd.	96,617
900,000	Alibaba Pictures Group Ltd.(b)	146,512
1,415,693	Allied Properties HK Ltd.	301,234
58,000	AMVIG Holdings Ltd.	16,430
520,000	Anxin-China Holdings Ltd.(a)(b)(c)	4,812
144,250	APT Satellite Holdings Ltd.	68,414
144,000	Asia Financial Holdings Ltd.	85,831
500	Asia Satellite Telecommunications Holdings Ltd.	461
296,200	ASM Pacific Technology Ltd.	4,309,316
74,000	Associated International Hotels Ltd.(a)	241,880
275,000	Auto Italia Holdings Ltd.(b)	5,499
704,000	AVIC International Holding HK Ltd.(b)	46,925
135,000	Beijing Enterprises Holdings Ltd.	802,068
466,000	Beijing Enterprises Water Group Ltd.	391,250
504,000	Bel Global Resources Holdings Ltd.(a)(b)(c)	0
92,000	Bright Smart Securities & Commodities Group Ltd.	29,128
355,000	Brightoil Petroleum Holdings Ltd.(a)(b)(c)	68,257
196,000	Brilliance China Automotive Holdings Ltd.	495,439
1,644,354	Brockman Mining Ltd.(b)	21,710
Shares		Value
HONG KONG (continued)
398,186	C C Land Holdings Ltd.(b)	$86,769
44,000	Cafe de Coral Holdings Ltd.	135,360
28,000	Canvest Environmental Protection Group Co. Ltd.	15,613
92,000	Carrianna Group Holdings Co. Ltd.	10,849
208,000	Cathay Pacific Airways Ltd.(b)	355,670
166,800	Century City International Holdings Ltd.	15,822
564,000	CGN New Energy Holdings Co. Ltd.	84,585
80,213	Champion Technology Holdings Ltd.(b)	10,488
134,359	Cheuk Nang Holdings Ltd.	86,629
85,873	Chevalier International Holdings Ltd.	142,656
504,000	China Aerospace International Holdings Ltd.	63,312
872,137	China Agri-Industries Holdings Ltd.	425,929
204,000	China All Access Holdings Ltd.	59,882
53,000	China Animation Characters Co. Ltd.	20,381
2,040,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	29,810
950,000	China Ever Grand Financial Leasing Group Co. Ltd.(b)	8,037
87,000	China Everbright International Ltd.	122,670
525,600	China Fiber Optic Network System Group Ltd.(a)(b)(c)	8,846
20,000	China Flavors & Fragrances Co. Ltd.	5,332
442,000	China Foods Ltd.	279,317
90,000	China Gas Holdings Ltd.	273,412
208,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.(b)	76,520
6,603,000	China High Precision Automation Group Ltd.(a)(b)(c)	193,611
54,000	China High Speed Transmission Equipment Group Co. Ltd.	58,836
2,684,000	China Jinmao Holdings Group Ltd.	1,204,143
12,236,000	China Lumena New Materials Corp.(a)(b)(c)	0
193,200	China Metal Recycling Holdings Ltd.(a)(b)(c)	0
492,557	China New Town Development Co. Ltd.(b)	22,729
484,000	China Oceanwide Holdings Ltd.(b)	40,326
1,210,000	China Oil and Gas Group Ltd.	82,203
580,500	China Overseas Grand Oceans Group Ltd.	340,052
245,000	China Overseas Property Holdings Ltd.	59,041

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
HONG KONG (continued)
85,000	China Power International Development Ltd.	$27,021
195,000	China Properties Group Ltd.(b)	43,742
245,102	China Resources Beer Holdings Co. Ltd.	706,898
428,440	China Resources Cement Holdings Ltd.	289,420
70,800	China Resources Gas Group Ltd.	259,100
44,000	China Resources Power Holdings Co. Ltd.	84,600
168,000	China Ruifeng Renewable Energy Holdings Ltd.(b)	14,428
86,920	China Singyes Solar Technologies Holdings Ltd.	31,196
2,166,000	China South City Holdings Ltd.	605,261
910,000	China Starch Holdings Ltd.	35,577
1,471,716	China State Construction International Holdings Ltd.	2,067,579
284,000	China Taiping Insurance Holdings Co. Ltd.	935,576
528,000	China Traditional Chinese Medical Co. Ltd.	302,530
1,214,000	China Travel International Investment Hong Kong Ltd.	449,722
666,000	China Unicom Hong Kong Ltd.(b)	945,892
28,000	China Vast Industrial Urban Development Co. Ltd.	15,290
84,000	China Water Affairs Group Ltd.	61,158
128,000	China Water Industry Group Ltd.(b)	27,728
103,000	Chow Sang Sang Holdings International Ltd.	224,711
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	28,059
237,500	Chuang’s Consortium International Ltd.	55,407
90,000	CIMC Enric Holdings Ltd.(b)	60,912
185,000	CITIC Dameng Holdings Ltd.(b)	11,738
769,000	CITIC Resources Holdings Ltd.	83,786
649,000	CITIC Telecom International Holdings Ltd.	185,514
274,000	Citychamp Watch & Jewellery Group Ltd.	68,839
490,000	CK Life Sciences International Holdings, Inc.	37,686
47,000	Clear Media Ltd.	53,920
95,000	CNQC International Holdings Ltd.	34,584
224,007	Comba Telecom Systems Holdings Ltd.	41,061
1,400,000	Concord New Energy Group Ltd.	68,193
2,865	COSCO Shipping Ports Ltd.	3,320
93,000	Cowell e Holdings, Inc.	45,538
2,052,000	CP Pokphand Co. Ltd.	165,709
Shares		Value
HONG KONG (continued)
1,359,335	CSI Properties Ltd.	$69,697
530,000	Dah Chong Hong Holdings Ltd.	248,648
84,924	Dah Sing Banking Group Ltd.	187,888
60,678	Dah Sing Financial Holdings Ltd.	407,559
80,000	Dawnrays Pharmaceutical Holdings Ltd.	47,376
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)(c)	2,052
209,500	Digital China Holdings Ltd.(b)	126,752
108,000	Dynasty Fine Wines Group Ltd.(a)(b)(c)	3,738
92,000	Eagle Nice International Holdings Ltd.	45,874
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)(c)	0
386,416	Emperor International Holdings Ltd.	136,707
518,000	EVA Precision Industrial Holdings Ltd.	71,710
9,500	Fairwood Holdings Ltd.	37,993
591,893	Far East Consortium International Ltd.	323,207
457,000	Far East Horizon Ltd.	453,989
622,000	First Pacific Co. Ltd.	473,592
168,000	First Shanghai Investments Ltd.(b)	22,827
30,000	Fountain SET Holdings Ltd.	4,499
272,500	Fullshare Holdings Ltd.	116,665
546,000	GCL-New Energy Holdings Ltd.(b)	39,893
5,030,000	GCL-Poly Energy Holdings Ltd.(b)	863,973
1,326,000	Gemdale Properties & Investment Corp. Ltd.	135,976
60,150	Get Nice Financial Group Ltd.	17,425
2,406,000	Get Nice Holdings Ltd.	103,316
266,000	Giordano International Ltd.	150,365
471,000	Glorious Property Holdings Ltd.(b)	51,318
220,000	Gold Peak Industries Holdings Ltd.	23,406
86,000	Goldlion Holdings Ltd.	33,732
16,000	Good Friend International Holdings, Inc.	3,917
84,000	Guangdong Investment Ltd.	121,670
14,000	Guoco Group Ltd.	221,447
241,600	Guotai Junan International Holdings Ltd.	77,112
93,000	Haier Electronics Group Co. Ltd.	244,975
420,102	Haitong International Securities Group Ltd.	238,015
181,000	Hang Lung Group Ltd.	635,706
133,267	Hanison Construction Holdings Ltd.	24,599
114,000	Harbour Centre Development Ltd.	215,977

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
HONG KONG (continued)
204,000	Hi Sun Technology (China) Ltd.(b)	$46,807
4,871,565	HKBN Ltd.(a)	4,945,624
65,441	HKC Holdings Ltd.	53,518
102,400	HKR International Ltd.	65,367
90,000	Hon Kwok Land Investment Co. Ltd.	59,643
9,600	Hong Kong Aircraft Engineering Co. Ltd.	64,788
253,651	Hongkong & Shanghai Hotels Ltd. (The)	412,922
12,650	Hopewell Highway Infrastructure Ltd.	7,848
135,500	Hopewell Holdings Ltd.	520,192
208,000	Hopson Development Holdings Ltd.	212,762
188,000	Hsin Chong Group Holdings Ltd.(a)(b)(c)	3,164
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)(c)	14,946
527,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	189,146
44,000	Hysan Development Co. Ltd.	212,629
175,000	IPE Group Ltd.	43,966
398,000	IT Ltd.	206,107
66,905	ITC Properties Group Ltd.	24,870
95,125	Johnson Electric Holdings Ltd.	383,480
1,094,000	Joy City Property Ltd.	190,714
538,000	Ju Teng International Holdings Ltd.	191,714
521,002	K Wah International Holdings Ltd.	299,188
84,000	Kader Holdings Co. Ltd.	10,983
1,500,000	Kai Yuan Holdings Ltd.(b)	10,575
153,000	Kerry Logistics Network Ltd.	211,024
206,000	Kerry Properties Ltd.	926,834
350,200	Kingboard Chemical Holdings Ltd.	2,076,134
111,500	Kingboard Laminates Holdings Ltd.	187,229
74,000	Kingmaker Footwear Holdings Ltd.	23,714
1,428,000	Kingston Financial Group Ltd.	1,101,925
328,000	Kowloon Development Co. Ltd.	365,781
1,248,000	Kunlun Energy Co. Ltd.	1,156,592
43,180	Lai Fung Holdings Ltd.	72,507
41,495	Lai Sun Development Co. Ltd.	74,997
120,640	Lai Sun Garment International Ltd.	235,670
9,000	Lam Soon Hong Kong Ltd.	12,459
68,000	Landsea Green Properties Co. Ltd.	7,409
24,000	Lee & Man Chemical Co. Ltd.	13,382
751,200	Lee & Man Paper Manufacturing Ltd.	916,685
40,500	Lee’s Pharmaceutical Holdings Ltd.	36,288
Shares		Value
HONG KONG (continued)
1,704,000	Li & Fung Ltd.	$858,400
131,000	Lifestyle China Group Ltd.(b)	43,659
606,318	Link REIT (The)	5,094,489
106,000	Luk Fook Holdings International Ltd.	448,381
1,298,000	Magnificent Hotel Investment Ltd.	39,099
260,000	Man Wah Holdings Ltd.	234,625
3,700	Mandarin Oriental International Ltd.	8,139
150,000	Melco International Development Ltd.	410,503
109,000	Ming Fai International Holdings Ltd.	16,906
429,000	Mingfa Group International Co. Ltd.(a)(b)(c)	12,373
702,000	Minmetals Land Ltd.	104,381
48,000	Miramar Hotel & Investment Co. Ltd.	103,612
282,000	National Agricultural Holdings Ltd.(a)(b)(c)	16,133
97,000	New World Department Store China Ltd.(b)	21,386
366,000	Newocean Energy Holdings Ltd.(b)	93,360
362,000	Next Digital Ltd.(b)	22,737
825,000	Nine Dragons Paper Holdings Ltd.	1,514,344
1,450,000	North Mining Shares Co. Ltd.(b)	29,738
22,164	NWS Holdings Ltd.	44,831
22,500	Orient Overseas International Ltd.	216,596
4,000	Overseas Chinese Town Asia Holdings Ltd.	1,548
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)(c)	4,707
614,000	Pacific Basin Shipping Ltd.(b)	140,093
320,000	Pacific Plywood Holdings Ltd.(b)	19,279
105,000	Pacific Textile Holdings Ltd.	110,499
201,240	Paliburg Holdings Ltd.	86,930
2,809,071	PCCW Ltd.	1,548,313
48,000	Peace Mark Holdings Ltd.(a)(b)(c)	0
408,000	Phoenix Satellite Television Holdings Ltd.	59,620
368,000	Pico Far East Holdings Ltd.	155,664
540,000	Playmates Holdings Ltd.	71,987
116,000	Playmates Toys Ltd.	18,289
2,421,000	Poly Property Group Co. Ltd.(b)	1,173,043
460,000	Polytec Asset Holdings Ltd.	37,147
597,000	Pou Sheng International Holdings Ltd.	109,430
314,200	Regal Hotels International Holdings Ltd.	223,525
21,000	Road King Infrastructure Ltd.	34,509
14,000	Rotam Global Agrosciences Ltd.	14,297

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
HONG KONG (continued)
199,800	SA SA International Holdings Ltd.	$72,479
116,000	SAS Dragon Holdings Ltd.	37,916
36,495	Seaspan Corp.	255,465
252,516	Shanghai Industrial Holdings Ltd.	775,214
411,000	Shanghai Industrial Urban Development Group Ltd.	88,507
400,000	Shanghai Zendai Property Ltd.(b)	6,101
234,000	Shangri-La Asia Ltd.	465,516
120,000	Shenwan Hongyuan HK Ltd.	43,531
386,685	Shenzhen International Holdings Ltd.	738,535
2,122,659	Shenzhen Investment Ltd.	946,863
841,129	Shimao Property Holdings Ltd.	1,761,741
842,000	Shougang Fushan Resources Group Ltd.	181,321
652,000	Singamas Container Holdings Ltd.	135,391
1,356,000	Sino Biopharmaceutical Ltd.	1,583,454
2,225,000	Sino Oil And Gas Holdings Ltd.(b)	43,066
344,000	Sinofert Holdings Ltd.(b)	60,851
330,000	Sinopec Kantons Holdings Ltd.	213,616
61,000	SITC International Holdings Co. Ltd.	58,800
56,000	SJM Holdings Ltd.	48,094
290,000	Skyfame Realty Holdings Ltd.(b)	95,906
3,890,878	Skyworth Digital Holdings Ltd.	1,790,480
21,643	SmarTone Telecommunications Holding Ltd.	26,938
154,386	SMI Holdings Group Ltd.	79,158
7,500	Soundwill Holdings Ltd.	16,228
1,740,000	South China Holdings Co. Ltd.(b)	63,566
269,212	SSY Group Ltd.	128,025
90,500	Stella International Holdings Ltd.	147,326
1,039,000	Sun Art Retail Group Ltd.	1,049,468
271,801	Sun Hung Kai & Co. Ltd.	174,549
576,000	TCC International Holdings Ltd.(a)(c)	267,275
173,000	TCL Multimedia Technology Holdings Ltd.	93,137
35,500	Television Broadcasts Ltd.	134,239
93,500	Texhong Textile Group Ltd.	128,959
224,000	Texwinca Holdings Ltd.	135,237
185,800	Tian An China Investment Co. Ltd.(b)	138,611
1,258,000	Tianjin Port Development Holdings Ltd.	196,729
164,000	Tianyi Summi Holdings Ltd.	23,544
184,000	Tibet Water Resources Ltd.(b)	75,945
278,644	Tomson Group Ltd.	128,939
330,000	Tongda Group Holdings Ltd.	93,483
Shares		Value
HONG KONG (continued)
62,000	Top Spring International Holdings Ltd.	$37,511
81,027	Towngas China Co. Ltd.	66,472
468,000	TPV Technology Ltd.	79,786
58,000	Tradelink Electronic Commerce Ltd.	10,260
80,800	Transport International Holdings Ltd.	258,410
368,000	Truly International Holdings Ltd.	142,456
233,000	TSC Group Holdings Ltd.(b)	23,594
100,000	Tsui Wah Holdings Ltd.	15,125
2,002,000	United Energy Group Ltd.(b)	109,064
288,500	United Laboratories International Holdings Ltd. (The)(b)	251,098
154,500	Universal Medical Financial & Technical Advisory Services Co. Ltd.	163,186
44,000	Up Energy Development Group Ltd.(a)(b)(c)	136
111,210	Valuetronics Holdings Ltd.	84,442
42,000	Vinda International Holdings Ltd.	84,846
152,000	Vitasoy International Holdings Ltd.	351,486
483,600	VST Holdings Ltd.	225,020
290,300	VTech Holdings Ltd.	4,126,730
68,622	Wasion Group Holdings Ltd.	35,272
68,000	Wing On Co. International Ltd.	240,572
220,000	Wing Tai Properties Ltd.	152,280
450,000	Xinyi Glass Holdings Ltd.	435,499
3,000	YGM Trading Ltd.	3,034
1,300,872	Yue Yuen Industrial Holdings Ltd.	4,985,781
3,862,946	Yuexiu Property Co. Ltd.	747,693
32,191	Yuexiu Transport Infrastructure Ltd.	23,603
306,000	Zhuhai Holdings Investment Group Ltd.	45,892
		79,441,509
HUNGARY — 0.0%
46,808	Magyar Telekom Telecommunications Plc	81,250
11,745	Richter Gedeon Nyrt	292,187
		373,437
INDIA — 0.8%
293	3M India Ltd.(b)	64,191
2,639	5Paisa Capital Ltd.(a)(b)(c)	10,644
4,102	Aarti Industries	60,373
1,662	ABB India Ltd.	35,560
2,329	ACC Ltd.	65,065
59,679	Adani Enterprises Ltd.	121,899
151,284	Adani Power Ltd.(b)	76,493
84,016	Adani Transmission Ltd(b)	269,801

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
INDIA (continued)
98,716	Aditya Birla Capital Ltd.(b)	$271,132
33,462	Aditya Birla Fashion and Retail Ltd.(b)	81,057
12,792	Aegis Logistics Ltd.	45,918
2,325	AIA Engineering Ltd.	49,414
3,985	Ajanta Pharma Ltd.	75,063
250	Akzo Nobel India Ltd.	7,385
13,659	Alembic Pharmaceuticals Ltd.	106,442
787	Alkem Laboratories Ltd.	22,768
20,057	Allahabad Bank(b)	24,277
9,410	Allcargo Logistics Ltd.	25,221
2,907	Amara Raja Batteries Ltd.	31,399
31,772	Ambuja Cements Ltd.	138,083
28,807	Anant Raj Ltd.	26,796
41,733	Andhra Bank(b)	42,557
4,489	Apar Industries Ltd.	53,161
8,379	Apollo Hospitals Enterprise Ltd.	134,350
85,067	Apollo Tyres Ltd.	323,083
50,716	Arvind Ltd.	314,023
152,423	Ashok Leyland Ltd.	308,747
11,792	Ashoka Buildcon Ltd.	38,769
3,992	Astral Polytechnik Ltd.	46,945
2,224	Atul Ltd.	82,330
37,449	Aurobindo Pharma Ltd.	439,412
6,484	Bajaj Corp. Ltd.	46,604
4,605	Bajaj Electricals Ltd.	27,585
102,837	Bajaj Hindusthan Sugar Ltd.(b)	23,657
13,089	Bajaj Holdings & Investment Ltd.	599,967
5,131	Balkrishna Industries Ltd.	135,061
12,833	Balmer Lawrie & Co. Ltd.	46,758
48,952	Balrampur Chini Mills Ltd.	129,576
33,529	Bank of Baroda	87,949
213,818	Bank of India(b)	630,845
1,330	BASF India Ltd.	35,714
5,028	Bata India Ltd.	62,963
2,183	BEML Ltd. - Partly Paid Shares	57,754
9,384	Berger Paints India Ltd.	38,545
19,283	Bharat Electronics Ltd.	54,957
4,628	Bharat Financial Inclusion Ltd.(b)	69,669
24,210	Bharat Forge Ltd.	260,971
521,900	Bharat Heavy Electricals Ltd.	789,644
112,524	Bharti Airtel Ltd.	863,762
3,536	Birla Corp. Ltd.	62,148
4,707	Bliss Gvs Pharma Ltd.	12,619
634	Blue Dart Express Ltd.	41,044
2,155	Blue Star Ltd.	26,998
10,347	Bodal Chemicals Ltd.	28,691
18,485	Bombay Dyeing & Manufacturing Co. Ltd.	55,437
13,389	Brigade Enterprises Ltd.	54,675
1,291	Britannia Industries Ltd.	92,473
6,303	Cadila Healthcare Ltd.	48,992
8,545	Can Fin Homes Ltd.	63,344
129,651	Canara Bank	811,879
Shares		Value
INDIA (continued)
4,224	Capital First Ltd.	$49,211
7,476	Carborundum Universal Ltd.	41,702
8,239	Castrol India Ltd.	50,868
10,399	Ceat Ltd.	268,423
4,533	Century Plyboards India Ltd.	19,760
6,416	Century Textiles & Industries Ltd.	134,677
1,713	CESC Ltd.	26,941
64,732	CG Power and Industrial Solutions Ltd.(b)	82,850
57,473	Chambal Fertilizers and Chemicals Ltd.	133,675
3,941	Chennai Petroleum Corp Ltd.	28,524
56,756	Chennai Super Kings Cricket Ltd.(a)(b)(c)	370
6,538	Cholamandalam Investment and Finance Co. Ltd.	116,202
26,937	Cipla Ltd.	261,006
11,146	City Union Bank Ltd.	27,800
7,047	Coffee Day Enterprises Ltd.(b)	24,202
6,394	Colgate-Palmolive India Ltd.	105,099
2,891	Container Corp. of India Ltd.	61,700
14,352	Coromandel International Ltd.	114,169
23,636	Corp. Bank(b)	16,531
50,107	Cox & Kings Ltd.	202,103
47,727	Crompton Greaves Consumer Electricals Ltd.	162,955
2,991	Cummins India Ltd.	41,798
14,681	Cyient Ltd.	122,521
56,562	Dabur India Ltd.	290,664
4,361	Dalmia Bharat Ltd.	201,459
5,461	Dalmia Bharat Sugar & Industries Ltd.	15,475
6,484	DB Corp. Ltd.	36,238
27,921	DCB Bank Ltd.	76,709
9,427	DCM Shriram Ltd.	76,235
9,279	Deepak Fertilizers & Petrochemicals Corp. Ltd.	67,926
4,866	Deepak Nitrite Ltd.	16,314
8,598	Delta Corp Ltd.	35,237
22,736	DEN Networks Ltd.(b)	30,065
66,017	Dewan Housing Finance Corp. Ltd.	655,112
16,231	Dhampur Sugar Mills Ltd.	79,525
285,784	Dish TV India Ltd.(b)	342,608
5,976	Dishman Carbogen Amcis Ltd.(b)	27,415
9,900	Divi’s Laboratories Ltd.	134,886
409,859	DLF Ltd.	1,274,101
1,513	Dr Lal Pathlabs Ltd.	18,046
9,101	Dr Reddys Laboratories Ltd.	341,179
5,192	eClerx Services Ltd.	102,608
31,357	EID Parry India Ltd.	180,020
4,882	EIH Ltd.	11,607
45,194	Electrosteel Castings Ltd.	22,258
3,704	Elgi Equipments Ltd.	13,790
6,196	Emami Ltd.	120,364

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
INDIA (continued)
9,996	Escorts Ltd.	$117,312
20,879	Essel Propack Ltd.	91,950
4,683	Eveready Industries India Ltd.(b)	24,387
37,997	Exide Industries Ltd.	122,460
9,612	FDC Ltd.	28,352
89,105	Federal Bank Ltd.	167,490
4,296	Federal-Mogul Goetze India Ltd.(b)	33,259
11,892	Finolex Cables Ltd.	112,951
12,286	Finolex Industries Ltd.	135,860
92,745	Firstsource Solutions Ltd.(b)	62,788
14,906	Fortis Healthcare Ltd.(b)	33,116
14,283	Future Retail Ltd.(b)	114,789
11,802	Gabriel India Ltd.	36,005
2,880	GAIL India Ltd.	20,685
8,390	Gateway Distriparks Ltd.	34,281
10,841	Gayatri Projects Ltd.(b)	32,571
18,405	Genus Power Infrastructures Ltd.	17,561
12,605	GHCL Ltd.	44,254
7,393	GIC Housing Finance Ltd.	55,073
220	Gillette India Ltd.	20,295
810	GlaxoSmithKline Consumer Healthcare Ltd.	63,408
261	GlaxoSmithKline Pharmaceuticals Ltd.	10,421
14,696	Glenmark Pharmaceuticals Ltd.	140,150
198,377	GMR Infrastructure Ltd.(b)	58,804
998	Godfrey Phillips India Ltd.	15,525
5,642	Godrej Properties Ltd.(b)	59,171
21,363	Granules India Ltd.	46,010
8,395	Graphite India Ltd.	64,403
51,208	Grasim Industries Ltd.	970,142
9,635	Great Eastern Shipping Co. Ltd. (The)	58,103
16,172	Greaves Cotton Ltd.	32,084
770	Greenlam Industries Ltd.	11,207
3,850	Greenply Industries Ltd.	16,557
5,192	Grindwell Norton Ltd.	38,096
8,265	Gruh Finance Ltd.	63,553
6,920	Gujarat Ambuja Exports Ltd.	18,413
10,988	Gujarat Flourochemicals Ltd.	157,734
1,569	Gujarat Gas Ltd.	22,103
21,698	Gujarat Mineral Development Corp. Ltd.	58,641
13,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	111,514
10,870	Gujarat Pipavav Port Ltd.	23,789
27,992	Gujarat State Fertilizers & Chemicals Ltd.	69,384
27,120	Gujarat State Petronet Ltd.	85,625
1,481	Hatsun Agro Products Ltd.	16,299
9,482	Havells India Ltd.	70,964
11,965	HCL Infosystems Ltd.(b)	8,830
3,112	HEG Ltd.(b)	82,204
14,346	HeidelbergCement India Ltd.	32,913
Shares		Value
INDIA (continued)
1,292	Heritage Foods Ltd.	$15,604
23,347	Hexaware Technologies Ltd.	102,657
3,702	Hikal Ltd.	14,457
274,868	Himachal Futuristic Communications Ltd.(b)	125,188
8,085	Himadri Chemicals & Industries Ltd.	21,651
6,475	Himatsingka Seide Ltd.	36,743
188,770	Hindalco Industries Ltd.	779,313
2,430	Hinduja Global Solutions Ltd.	21,658
98,252	Hindustan Construction Co. Ltd.(b)	60,449
21,974	Hindustan Petroleum Corp. Ltd.	151,698
207	Honeywell Automation India Ltd.	50,590
28,793	Housing Development & Infrastructure Ltd.(b)	26,272
10,019	HSIL Ltd.	65,686
8,648	HT Media Ltd.	13,679
4,443	Huhtamaki PPL Ltd.	17,698
40,703	IDBI Bank Ltd.(b)	39,370
366,841	Idea Cellular Ltd.(b)	525,869
98,225	IDFC Bank Ltd.	85,909
73,673	IDFC Ltd.	71,601
1,838	IFB Industries Ltd.(b)	27,286
73,581	IFCI Ltd.(b)	27,548
65,995	IIFL Holdings Ltd.	623,767
64,338	India Cements Ltd. (The)	192,901
78,978	Indiabulls Housing Finance Ltd.	1,516,917
30,078	Indiabulls Ventures Ltd.	132,764
1,701	Indian Hume Pipe Co. Ltd.	13,330
1,383	Indraprastha Gas Ltd.	33,846
8,625	Inox Leisure Ltd.(b)	32,465
11,904	Intellect Design Arena Ltd.(b)	25,831
4,901	Interglobe Aviation Ltd.	94,420
2,682	International Paper APPM Ltd.(b)	11,911
5,383	Ipca Laboratories Ltd.	44,321
7,797	IRB Infrastructure Developers Ltd.	29,198
7,958	J Kumar Infraprojects Ltd.	32,540
22,401	Jagran Prakashan Pvt Ltd.	61,440
157,842	Jain Irrigation Systems Ltd. - DVR	249,662
216,544	Jaiprakash Associates Ltd.(b)	61,849
33,310	Jamna Auto Industries Ltd.	33,890
133,928	Jaypee Infratech Ltd.(b)	27,604
9,791	JBF Industries Ltd.	33,483
9,545	Jindal Poly Films Ltd.	59,248
29,253	Jindal Saw Ltd.	56,364
60,947	Jindal Steel & Power Ltd.(b)	153,470
2,351	JITF Infralogistics Ltd.(b)	1,377
1,701	JK Cement Ltd.	26,325
21,600	JK Paper Ltd.	37,800
30,727	JK Tyre & Industries Ltd.	69,095
103,647	JM Financial Ltd.	263,313

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
INDIA (continued)
219,780	JSW Energy Ltd.	$289,777
255,874	JSW Steel Ltd.	1,020,987
6,067	Jubilant Foodworks Ltd.	152,927
22,225	Jubilant Organosys Ltd.	219,724
6,571	Just Dial Ltd.(b)	47,255
2,020	Jyothy Laboratories Ltd.	12,269
8,493	Kajaria Ceramics Ltd.	89,190
13,606	Kalpataru Power Transmission Ltd.	78,616
10,556	Kalyani Steels Ltd.	68,522
7,451	Kansai Nerolac Paints Ltd.	59,031
23,836	Karnataka Bank Ltd. (The)	59,800
26,068	Karur Vysya Bank Ltd. (The)	51,072
2,611	Kaveri Seed Co. Ltd.	23,167
942	Kaya Ltd.(b)	13,635
12,734	KCP Ltd.	24,123
22,177	KEC International Ltd.	100,252
7,194	Kolte-Patil Developers Ltd.	28,106
40,378	KPIT Technologies Ltd.	92,418
858	KPR Mill Ltd.	10,416
4,012	KRBL Ltd.	39,961
59,988	L&T Finance Holdings Ltd.	186,295
635	Lakshmi Machine Works Ltd.	57,404
12,239	Lakshmi Vilas Bank Ltd. (The)	28,457
94,778	LIC Housing Finance Ltd.	876,061
1,512	Linde India Ltd.	10,072
21,539	Mahindra & Mahindra Financial Services Ltd.	143,541
3,236	Mahindra CIE Automotive Ltd.(b)	12,503
3,376	Mahindra Holidays & Resorts India Ltd.	19,694
3,461	Mahindra Lifespace Developers Ltd.	23,642
208,274	Manappuram Finance Ltd.	324,126
13,303	Mangalore Refinery & Petrochemicals Ltd.	29,236
49,699	Marico Ltd.	241,891
11,396	Max Ltd.(b)	23,884
14,107	Mcleod Russel India Ltd.	36,143
16,866	Meghmani Organics Ltd.	30,805
57,898	Mercator Ltd.	40,851
1,637	Merck Ltd.	28,107
2,158	Minda Industries Ltd.	27,325
40,920	MindTree Ltd.	303,025
4,232	Mirza International Ltd.	10,444
111,404	Motherson Sumi Systems Ltd.	628,130
10,261	Mphasis Ltd.	109,864
310	MRF Ltd.	317,903
139,156	Mundra Port and Special Economic Zone Ltd.	924,574
11,659	Muthoot Finance Ltd.	88,795
63,997	National Aluminium Co. Ltd.	94,556
5,329	Nava Bharat Ventures Ltd.	11,609
1,175	Navin Fluorine International Ltd.	13,465
Shares		Value
INDIA (continued)
12,073	Navneet Education Ltd.	$31,025
107,246	NCC Ltd.	180,230
1,485	NESCO Ltd.	11,768
35,322	NHPC Ltd.	15,569
11,497	NIIT Technologies Ltd.	120,160
534	Nilkamal Ltd.	13,261
34,676	NOCIL Ltd.	98,185
8,471	Oberoi Realty Ltd.	62,089
2,889	OCL India Ltd.	64,307
12,774	Oil India Ltd.	72,783
10,701	OMAXE Ltd.	33,860
953	Oracle Financial Sevices Software Ltd.	51,486
6,159	Orient Cement Ltd.	16,008
703	Page Industries Ltd.	216,597
13,240	Patel Engineering Ltd.(b)	16,649
24,262	PC Jeweller Ltd.	131,403
7,587	Persistent Systems Ltd.	76,349
34,067	Petronet LNG Ltd.	136,670
765	Pfizer Ltd.	20,492
7,094	Phillips Carbon Black Ltd.	101,227
4,125	Phoenix Mills Ltd. (The)	33,473
7,720	PI Industries Ltd.	97,830
7,666	Pidilite Industries Ltd.	92,530
4,946	Piramal Enterprises Ltd.	209,875
14,053	Polaris Consulting & Services Ltd.(b)	61,140
1,665	Polyplex Corp. Ltd.	14,485
121,130	Power Finance Corp. Ltd.	260,414
15,982	Prakash Industries Ltd.(b)	36,580
38,916	Prestige Estates Projects Ltd.	182,680
1,144	Procter & Gamble Hygiene & Health Care Ltd.	153,224
101,946	PTC India Financial Services Ltd.	63,587
54,787	PTC India Ltd.	104,125
305,472	Punjab National Bank(b)	929,792
2,139	PVR Ltd.	45,809
11,659	Radico Khaitan Ltd.	39,466
66,516	Rain Industries Ltd.	278,146
23,629	Rajesh Exports Ltd.	285,370
8,005	Rallis India Ltd.	30,273
10,488	Ramco Cements Ltd. (The)	116,723
1,209	Ramkrishna Forgings Ltd.	14,198
38,276	Rashtriya Chemicals & Fertilizers Ltd.	53,362
2,663	Ratnamani Metals & Tubes Ltd.	36,392
1,973	Raymond Ltd.	27,180
86,199	Redington India Ltd.	209,871
99,093	Reliance Capital Ltd.	882,977
59,490	Reliance Infrastructure Ltd.	461,757
71,926	Reliance Power Ltd.(b)	45,307
2,134	Repco Home Finance Ltd.	20,396
315,023	Rural Electrification Corp. Ltd.	842,380
816	Sanofi India Ltd.	52,655
247	Schaeffler India Ltd.	19,669

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
INDIA (continued)
5,871	Sequent Scientific Ltd.	$9,980
38,111	Shipping Corporation of India Ltd.(b)	54,309
2,527	Shoppers Stop Ltd.	20,579
310	Shriram City Union Finance Ltd.	11,038
27,457	Shriram Transport Finance Co. Ltd.	495,124
3,021	Sical Logistics Ltd.(b)	10,709
2,703	Siemens Ltd.	53,093
1,002	Simplex Infrastructures Ltd.	8,378
129,196	Sintex Plastics Technology Ltd.(b)	185,403
2,280	Siyaram Silk Mills Ltd.	20,859
15,463	SJVN Ltd.	8,463
1,544	SKF India Ltd.	39,188
13,396	Sobha Ltd.	105,261
1,625	Somany Ceramics Ltd.	21,302
10,072	Sonata Software Ltd.	28,060
195,503	South Indian Bank Ltd. (The)	92,211
30,215	SREI Infrastructure Finance Ltd.	53,506
6,128	SRF Ltd.	159,801
780,364	Steel Authority of India Ltd.(b)	939,744
24,084	Sterlite Technologies Ltd.	105,935
4,387	Strides Shasun Ltd.	56,135
4,094	Sudarshan Chemical Industries	25,248
10,616	Sun TV Network Ltd.	140,380
6,937	Sundram Fasteners Ltd.	55,349
16,204	Sunteck Realty Ltd.	88,086
4,767	Supreme Industries Ltd.	83,239
8,752	Suven Life Sciences Ltd.	29,031
99,039	Suzlon Energy Ltd.(b)	25,918
516	Swaraj Engines Ltd.	16,662
1,972	Symphony Ltd.	44,463
21,028	Syndicate Bank(b)	26,784
2,674	Syngene International Ltd.	20,861
2,501	T&D India Ltd.	15,098
13,420	TAKE Solutions Ltd.	35,875
6,237	Tamil Nadu Newsprint & Papers Ltd.	34,988
13,597	Tata Chemicals Ltd.	153,853
4,668	Tata Communications Ltd.	49,328
4,448	Tata Elxsi Ltd.	57,661
27,232	Tata Power Co. Ltd.	35,695
132,102	Tata Steel Ltd.	1,435,411
70,598	Tata Tea Ltd.	247,366
4,213	TCI Express Ltd.	36,688
53,878	Tech Mahindra Ltd.	400,979
4,740	Techno Electric & Engineering Co. Ltd.(b)	26,480
2,619	Thermax Ltd.	40,036
23,147	Ti Financial Holdings Ltd.	210,202
31,953	Time Technoplast Ltd.	92,004
2,787	Timken India Ltd.	33,338
12,914	Titagarh Wagons Ltd.	28,631
24,556	Titan Co. Ltd.	240,835
Shares		Value
INDIA (continued)
4,248	Torrent Pharmaceuticals Ltd.	$83,283
13,348	Torrent Power Ltd.	55,909
6,820	Transport Corp. of India Ltd.	29,419
1,040	Trent Ltd.	4,747
42,672	Trident Ltd.	67,726
15,309	Triveni Engineering & Industries Ltd.	22,336
5,808	Triveni Turbine Ltd.	11,706
344	TTK Prestige Ltd.	34,751
23,147	Tube Investments Of India Ltd.(a)(c)	86,911
1,892	TV Today Network Ltd.	10,440
77,904	TV18 Broadcast Ltd.(b)	52,440
18,756	TVS Motor Co. Ltd.	209,448
302	TVS Srichakra Ltd.	14,925
16,121	Uflex Ltd.	113,370
2,581	Ufo Moviez India Ltd.	17,272
5,484	Unichem Laboratories Ltd.	25,840
269,730	Union Bank of India(b)	734,799
2,382,923	Unitech Ltd.(b)	246,492
3,158	United Breweries Ltd.	50,090
6,109	United Spirits Ltd.(b)	287,793
63,786	UPL Ltd.	787,142
7,625	VA Tech Wabag Ltd.	69,079
17,091	Vakrangee Ltd.	148,372
5,952	Vardhman Textiles Ltd.	118,514
107,548	Vedanta Ltd.	551,013
624	Vesuvius India Ltd.	12,963
16,629	V-Guard Industries Ltd.	55,134
18,328	Videocon Industries Ltd.(b)	4,513
30,234	Vijaya Bank	30,784
8,545	VIP Industries Ltd.	38,153
10,224	Voltas Ltd.	89,594
2,640	VRL Logistics Ltd.	14,581
629	VST Industries Ltd.	30,583
420	VST Tillers Tractors Ltd.	14,400
368	WABCO India Ltd.	36,147
34,344	Welspun Corp. Ltd.	77,679
8,145	West Coast Paper Mills Ltd.	23,446
3,983	Wockhardt Ltd.	39,786
59,727	Zee Entertainment Enterprises Ltd.	499,698
3,524	Zensar Technologies Ltd.	43,066
888	Zydus Wellness Ltd.	12,496
		50,188,951
INDONESIA — 0.1%
890,900	Ace Hardware Indonesia Tbk PT	82,439
4,404,900	Adaro Energy Tbk PT	592,733
242,553	Adhi Karya Persero Tbk PT	39,166
2,440,500	Agung Podomoro Land Tbk PT	47,146
187,800	AKR Corporindo Tbk PT	103,160
2,912,400	Alam Sutera Realty Tbk PT	87,184
517,329	Aneka Tambang Persero Tbk PT(b)	24,603

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
INDONESIA (continued)
706,700	Arwana Citramulia Tbk PT	$20,009
28,100	Asahimas Flat Glass Tbk PT	13,882
121,100	Astra Agro Lestari Tbk PT	130,141
339,200	Asuransi Kresna Mitra Tbk PT(b)	21,884
31,750,200	Bakrie & Brothers Tbk PT(b)	117,051
9,876,000	Bakrie Telecom Tbk PT(a)(b)(c)	36,409
1,260,766	Bank Bukopin Tbk PT	51,593
916,916	Bank Danamon Indonesia Tbk PT	344,794
2,438,350	Bank Pan Indonesia Tbk PT(b)	195,967
754,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	136,206
1,534,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	78,634
1,035,224	Bank Permata Tbk PT(b)	49,614
1,306,100	Bank Tabungan Negara Persero Tbk PT	265,794
60,500	Bank Tabungan Pensiunan Nasional Tbk PT	11,375
2,538,800	Barito Pacific Tbk PT(b)	378,129
2,167,400	Bekasi Fajar Industrial Estate Tbk PT	45,386
40,300	Blue Bird Tbk PT	13,550
806,900	Bumi Serpong Damai Tbk PT	102,331
430,000	Charoen Pokphand Indonesia Tbk PT	104,627
3,628,701	Ciputra Development Tbk PT	323,740
644,973	Citra Marga Nusaphala Persada Tbk PT(b)	64,438
617,700	Delta Dunia Makmur Tbk PT(b)	41,218
765,500	Eagle High Plantations Tbk PT(b)	13,772
374,800	Erajaya Swasembada Tbk PT	21,832
47,800	Fajar Surya Wisesa Tbk PT	18,503
870,500	Gajah Tunggal Tbk PT	44,608
2,470,800	Global Mediacom Tbk PT	106,575
5,879,000	Hanson International Tbk PT(b)	51,150
1,043,600	Holcim Indonesia Tbk PT(b)	63,482
533,800	Indah Kiat Pulp and Paper Corp. Tbk PT	207,616
365,600	Indika Energy Tbk PT(b)	60,653
101,500	Indo Tambangraya Megah Tbk PT	166,142
1,260,200	Intiland Development Tbk PT	36,052
1,762,000	Japfa Comfeed Indonesia Tbk PT	178,636
161,509	Jasa Marga Persero Tbk PT	77,405
168,400	Jaya Real Property Tbk PT	11,237
8,204,340	Kawasan Industri Jababeka Tbk PT	183,898
1,235,800	Kmi Wire & Cable Tbk PT	40,092
334,200	Krakatau Steel Persero Tbk PT(b)	12,124
Shares		Value
INDONESIA (continued)
883,300	Kresna Graha Investama PT Tbk(b)	$39,728
49,800	Link Net Tbk PT	18,323
187,000	Lippo Cikarang Tbk PT(b)	52,394
6,494,050	Lippo Karawaci Tbk PT	330,389
306,100	Matahari Putra Prima Tbk PT(b)	13,090
1,857,675	Mayora Indah Tbk PT	280,791
2,388,900	Medco Energi Internasional Tbk PT(b)	139,151
916,500	Media Nusantara Citra Tbk PT	105,419
131,300	Mitra Adiperkasa Tbk PT	63,411
232,900	Mitra Pinasthika Mustika Tbk PT	18,631
115,500	Mnc Land Tbk PT(b)	10,454
2,149,700	Modernland Realty Tbk PT	52,306
198,000	Nippon Indosari Corpindo Tbk PT	18,541
3,181,300	Nusantara Infrastructure Tbk PT(b)	44,568
2,076,200	Pakuwon Jati Tbk PT	96,443
332,600	Pan Brothers Tbk PT	11,918
3,272,600	Panin Financial Tbk PT(b)	56,946
786,793	Pembangunan Perumahan Persero Tbk PT	165,335
347,200	Perusahaan Gas Negara Persero Tbk	47,104
1,418,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	157,875
1,230,300	Salim Ivomas Pratama Tbk PT	47,171
143,800	Samindo Resources Tbk PT	7,051
198,800	Sawit Sumbermas Sarana Tbk PT	21,914
157,200	Selamat Sempurna Tbk PT	14,952
376,100	Semen Indonesia Persero Tbk PT	302,267
117,500	Sinar Mas Agro Resources & Technology Tbk PT	33,312
6,746,600	Sri Rejeki Isman Tbk PT	181,070
292,700	Sumber Alfaria Trijaya Tbk PT	14,999
523,400	Summarecon Agung Tbk PT	39,942
357,600	Surya Semesta Internusa Tbk PT	15,556
154,200	Tambang Batubara Bukit Asam Persero Tbk PT	130,466
1,797,800	Timah Persero Tbk PT	108,696
586,900	Tiphone Mobile Indonesia Tbk PT	48,250
193,600	Tower Bersama Infrastructure Tbk PT	97,068
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)(c)	3,594
1,281,200	Tunas Baru Lampung Tbk PT	131,781
539,500	Tunas Ridean Tbk PT	45,746
43,000	United Tractors Tbk PT	109,937
578,300	Vale Indonesia Tbk PT(b)	125,361
1,938,200	Visi Media Asia Tbk PT(b)	40,300
694,685	Waskita Karya Persero Tbk PT	108,589

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
INDONESIA (continued)
320,700	Wijaya Karya Persero Tbk PT	$46,583
903,700	XL Axiata Tbk PT(b)	225,217
		8,439,619
IRELAND — 1.5%
826,557	Allegion Plc	68,926,588
3,987	Anglo-Eastern Plantations PLC	43,713
549,198	Bank Of Ireland Group Plc(b)	4,304,124
99,747	C&C Group Plc	342,296
6,171	COSMO Pharmaceuticals NV	893,810
3,336	Datalex PLC	13,795
8,890	DCC PLC	843,035
3,350	Endo International Plc(b)	21,373
5,572	FBD Holdings Plc(b)	58,090
644,304	Glanbia Plc	12,451,080
55,515	Grafton Group Plc - Units	606,445
83,881	Greencore Group PLC	214,791
55,324	Hibernia REIT plc	95,055
16,165	IFG Group Plc	34,459
25,492	Irish Continental Group Plc - Units	169,852
789	Jazz Pharmaceuticals Plc(b)	111,667
430	Kenmare Resources Plc(b)	1,633
12,297	Kingspan Group Plc(d)	514,237
6,121	Kingspan Group PLC	257,252
11,560	Paddy Power Betfair Plc	1,182,285
1,200	Perrigo Co. Plc	97,188
100,315	Smurfit Kappa Group Plc	2,991,992
4,022	Tarsus Group Plc	16,439
75,135	United Drug Plc	922,560
		95,113,759
ISLE OF MAN — 0.0%
19,921	GVC Holdings Plc	248,043
52,500	Paysafe Group Plc(b)	408,604
29,505	Playtech Plc	385,599
		1,042,246
ISRAEL — 1.2%
7,252	Airport City Ltd.(b)	92,928
931	Alrov Properties and Lodging	29,834
3,712	AudioCodes Ltd.(b)	25,616
28	Bayside Land Corp.	13,073
561,733	Check Point Software Technologies Ltd.(b)	66,121,591
7,778	Clal Insurance Enterprise Holdings Ltd.(b)	149,187
9,651	Delek Automotive Systems Ltd.	72,466
771	Delek Group Ltd.	126,513
3,947	Delta-Galil Industries Ltd.	128,120
9,680	Direct Insurance Financial Investments Ltd.	107,982
56,421	El Al Israel Airlines	30,860
905	Electra Ltd.	205,943
1,009	Equital Ltd.(b)	23,242
Shares		Value
ISRAEL (continued)
14,334	First International Bank of Israel Ltd.	$272,090
3,036	Formula Systems 1985 Ltd.	124,587
9,837	Frutarom Industries Ltd.	809,868
1,135	Hadera Paper Ltd.(b)	77,810
43,055	Harel Insurance Investments & Financial Services Ltd.	294,064
850	Hilan Ltd.	16,675
1	Industrial Buildings Corp. Ltd.(b)	1
274,008	Israel Discount Bank Ltd. - Class A(b)	727,653
4,804	Jerusalem Oil Exploration(b)	257,986
4,100	Magic Software Enterprises Ltd.	34,989
16,429	Matrix IT Ltd.	180,562
1,459	Melisron Ltd.	76,101
15,752	Menora Mivtachim Holdings Ltd.	194,862
34,854	Migdal Insurance & Financial Holding Ltd.	40,484
76,835	Mizrahi Tefahot Bank Ltd.	1,386,249
7,596	Naphtha Israel Petroleum Corp. Ltd.	44,160
736	Neto ME Holdings Ltd.	73,616
1,810	Nice Ltd.	149,169
7,762	Nova Measuring Instruments Ltd.(b)	235,863
3,514,144	Oil Refineries Ltd.	1,805,349
75,901	Orbotech Ltd.(b)	3,394,293
5,275	Partner Communications Co. Ltd.(b)	28,073
2,872	Paz Oil Co. Ltd.	468,981
14,145	Phoenix Holdings Ltd. (The)(b) .	70,057
1,121	Plasson Industries Ltd.	53,038
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	34,986
1,316	Sapiens International Corp NV(b)(d)	18,156
800	Sapiens International Corp. NV(b)	11,175
2,783,400	Sarine Technologies Ltd.(a)	1,990,914
68,879	Shikun & Binui Ltd.	162,923
35,913	Shufersal Ltd.	228,249
6,039	Strauss Group Ltd.	122,778
3,075	Summit Real Estate Holdings Ltd.	23,447
664	Taro Pharmaceutical Industries Ltd.(b)	74,647
3,108	Tower Semiconductor Ltd.(b)	102,993
6,295	Union Bank of Israel(b)	31,964
		80,746,167
ITALY — 0.6%
898,515	A2A SpA	1,543,786
25,860	ACEA SpA	421,120
8,753	Aeffe SpA(b)	25,123

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
ITALY (continued)
14,575	Amplifon SpA	$221,389
31,512	Anima Holding SpA	239,695
21,662	Ansaldo STS SpA(b)	299,011
89,441	Arnoldo Mondadori Editore SpA(b)	231,500
22,281	Ascopiave SpA	93,590
40,350	Astaldi SpA	279,660
23,294	Autogrill SpA	304,715
19,613	Azimut Holding SpA	387,471
10,128	Banca Generali SpA	333,636
11,800	Banca IFIS SpA	643,414
36,629	Banca Mediolanum SpA	312,111
109,428	Banca Popolare di Sondrio SCPA	433,133
90,926	Banca Profilo SpA	26,553
20,838	Banca Sistema SpA	58,692
112,913	Banco BPM SpA(b)	393,791
10,567	Banco di Desio e della Brianza SpA	30,157
15,143	BasicNet SpA	62,090
22,339	BE	23,432
4,057	Biesse SpA	180,903
117,410	BPER Banca	572,225
27,525	Brembo SpA	454,646
2,597	Brunello Cucinelli SpA	87,184
21,385	Buzzi Unicem SpA	596,104
22,083	Cairo Communication SpA	111,897
1,027	Cembre SpA	28,711
28,463	Cementir Holding SpA	241,867
40,991	Cerved Information Solutions SpA	527,619
188,481	CIR-Compagnie Industriali Riunite SpA	283,222
28,212	Credito Emiliano SpA	247,292
5,049	Danieli & C Officine Meccaniche SpA	120,861
4,885	Datalogic SpA	194,096
78,394	Davide Campari-Milano SpA	628,262
9,415	De’ Longhi SpA	308,723
3,485	DiaSorin SpA	317,047
2,953	Ei Towers SpA	172,678
2,136	El.En. SpA	60,461
21,581	Emak SpA	46,557
34,953	ERG SpA	584,260
7,087	Esprinet SpA	33,979
3,153	Eurotech SpA(b)	4,980
114,391	Falck Renewables SpA	199,073
1,070	Fila SpA	23,220
72,388	Fincantieri SpA(b)	90,055
67,104	FinecoBank Banca Fineco SpA	627,673
58,249	FNM SpA	46,342
65,158	GEDI Gruppo Editoriale SpA(b)	57,987
14,723	Geox SpA	64,313
3,426	Gruppo Mutuionline SpA	52,638
297,877	Hera SpA	958,364
Shares		Value
ITALY (continued)
34,030	Immobiliare Grande Distribuzione SIIQ SpA REIT	$39,343
172,287	IMMSI SpA(b)	128,441
3,035	Industria Macchine Automatiche SpA	272,220
22,679	Infrastrutture Wireless Italiane SPA	154,939
128,806	Intek Group SpA(b)	44,997
8,170	Interpump Group SpA	275,131
61,258	Iren SpA	168,544
34,122	Italgas SpA	199,331
3,287	Italmobiliare SpA	88,447
91,700	Juventus Football Club SpA(b)	79,792
4,568	La Doria SpA	86,626
218,720	Leonardo SpA	3,778,326
23,268	Maire Tecnimont SpA	130,532
1,779	Mariella Burani SpA(a)(b)(c)	0
6,331	MARR SpA	161,726
1,350	Massimo Zanetti Beverage Group SpA	13,052
462,698	Mediaset SpA(b)	1,699,923
185,015	Mediobanca SpA	2,027,993
25,555	Moncler SpA	725,737
3,949	Nice SpA	16,965
38,588	OVS SpA	288,574
4,871	Panariagroup Industrie Ceramiche SpA	36,313
48,389	Parmalat SpA	183,189
101,272	Piaggio & C SpA	331,250
194,542	Poste Italiane SpA	1,421,991
1,015	Prima Industrie SpA	49,835
42,317	Prysmian SpA	1,459,071
15,155	RAI Way SpA	91,885
19,423	Recordati SpA	902,959
54,124	Reno de Medici SpA	37,796
3,324	Reply SpA	176,716
29,208	Retelit SpA(b)	49,061
15,984	Rizzoli Corriere Della Sera Mediagroup SpA(b)	24,000
2,521	Sabaf SpA	61,521
1,494	SAES Getters SpA	45,822
5,491	Safilo Group SpA(b)	34,699
58,929	Saipem SpA(b)	247,665
123,151	Salini Impregilo SpA	520,732
9,274	Salvatore Ferragamo SpA	243,495
298,524	Saras SpA	797,010
6,627	Servizi Italia SpA	44,541
316	Sesa SpA	10,012
26,947	Snaitech SpA(b)	48,214
47,277	Societa Cattolica di Assicurazioni SCRL	512,432
42,701	Societa Iniziative Autostradali e Servizi SpA	726,705
15,060	Sogefi SpA(b)	73,679
15,067	SOL SpA	181,651
116,292	Terna Rete Elettrica Nazionale SpA	701,697

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
ITALY (continued)
20,102	Tiscali SpA(b)	$920
3,726	Tod’s SpA	247,827
6,610	Uni Land SpA(a)(b)(c)	0
348,379	Unione di Banche Italiane SpA	1,636,222
207,824	Unipol Gruppo Finanziario SpA	937,832
322,477	UnipolSai Assicurazioni SpA	734,746
10,439	Vittoria Assicurazioni SpA	146,040
56,569	Yoox Net-A-Porter Group SpA(b)	2,115,209
3,856	Zignago Vetro SpA	36,113
		39,536,797
JAPAN — 5.2%
11,400	77 Bank Ltd. (The)	287,644
2,700	A&D Co. Ltd.	12,728
4,600	Achilles Corp.	92,320
70,900	Adastria Co. Ltd.	1,538,905
102,600	ADEKA Corp.	1,761,358
2,500	Advan Co. Ltd.	23,614
1,800	Advanex, Inc.	51,053
20,400	Advantest Corp.	460,908
1,200	Aeon Delight Co. Ltd.	44,642
2,200	Aeon Fantasy Co. Ltd.	85,907
4,700	Aeon Mall Co. Ltd.	83,290
11,700	Ahresty Corp.	94,769
3,900	Ai Holdings Corp.	95,283
5,900	Aica Kogyo Co. Ltd.	204,960
2,700	Aichi Bank Ltd. (The)	165,745
9,700	Aichi Corp.	71,403
5,500	Aichi Steel Corp.	221,780
1,600	Aichi Tokei Denki Co. Ltd.	57,412
9,500	Aida Engineering Ltd.	110,118
3,800	Ain Holdings, Inc.	259,004
41,700	Air Water, Inc.	793,622
4,700	Airport Facilities Co. Ltd.	25,917
15,000	Aisan Industry Co. Ltd.	170,309
11,000	Akebono Brake Industry Co. Ltd.(b)	37,246
4,400	Akita Bank Ltd. (The)	140,082
500	Albis Co. Ltd.	18,579
6,800	Alconix Corp.	118,950
5,900	Alinco, Inc.	65,224
3,100	Alpen Co. Ltd.	61,479
2,800	Alpha Corp.	56,416
10,600	Alpine Electronics, Inc.	233,432
6,600	Alps Logistics Co. Ltd.	48,758
800	Altech Corp.	27,580
24,900	Amada Holdings Co. Ltd.	306,802
10,100	Amano Corp.	247,115
500	Amiyaki Tei Co. Ltd.	23,394
3,700	Anest Iwata Corp.	37,259
1,200	Anicom Holdings, Inc.	30,954
1,900	Anritsu Corp.	17,763
300	AOI Electronics Co. Ltd.	14,010
3,300	AOI TYO Holdings, Inc.	35,175
20,300	AOKI Holdings, Inc.	281,367
Shares		Value
JAPAN (continued)
5,000	Aomori Bank Ltd. (The)	$160,283
9,900	Aoyama Trading Co. Ltd.	365,683
6,100	Arakawa Chemical Industries Ltd.	147,048
2,500	Arata Corp.	105,976
12,300	Arcland Sakamoto Co. Ltd.	199,582
800	Arcland Service Holdings Co., Ltd.	17,618
9,738	Arcs Co. Ltd.	217,019
118,800	Ariake Japan Co. Ltd.	9,058,493
2,090	As One Corp.	114,145
3,100	Asahi Co. Ltd.	37,569
11,600	Asahi Diamond Industrial Co. Ltd.	112,016
4,350	Asahi Holdings, Inc.	94,035
67,700	Asahi Intecc Co. Ltd.	3,905,826
1,800	Asahi Kogyosha Co. Ltd.	57,069
4,600	Asahi Yukizai Corp.	60,400
24,000	Asanuma Corp.	88,439
2,300	Asax Co. Ltd.	36,794
2,700	Ashimori Industry Co. Ltd.	74,324
6,000	Asia Pile Holdings Corp.	33,772
11,900	Asics Corp.	180,742
2,400	ASKA Pharmaceutical Co. Ltd.	45,359
400	Asti Corp.	15,918
6,700	Asunaro Aoki Construction Co. Ltd.	60,456
1,000	Ateam, Inc.	26,340
10,200	Atom Corp.	74,366
15,400	Autobacs Seven Co. Ltd.	263,834
4,000	Avex Group Holdings, Inc.	55,090
53,000	Awa Bank Ltd. (The)	357,047
3,800	Axial Retailing, Inc.	154,400
9,300	Azbil Corp.	404,046
19,900	Bando Chemical Industries Ltd.	218,243
4,400	Bank of Iwate Ltd. (The)	180,133
10,100	Bank of Kyoto Ltd. (The)	525,852
3,700	Bank of Nagoya Ltd. (The)	146,757
6,600	Bank of Okinawa Ltd. (The)	267,297
4,100	Bank of Saga Ltd. (The)	101,792
9,500	Bank of the Ryukyus Ltd.	143,538
2,200	Belc Co. Ltd.	122,475
1,300	Bell System24 Holdings, Inc.	14,143
17,300	Belluna Co. Ltd.	195,358
2,200	Benefit One, Inc.	42,063
3,500	Benesse Holdings, Inc.	118,047
8,700	Bic Camera, Inc.	106,507
4,800	BML, Inc.	105,621
1,400	Bookoff Corp.	10,059
2,800	Broadleaf Co. Ltd.	22,901
20,000	Bunka Shutter Co. Ltd.	169,737
1,200	C Uyemura & Co. Ltd.	74,403
900	Can Do Co. Ltd.	14,057
2,500	Canon Electronics, Inc.	55,934
94,900	Canon Marketing Japan, Inc.	2,376,986
5,300	Capcom Co. Ltd.	133,823

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
3,400	Carlit Holdings Co. Ltd.	$25,327
14,400	Casio Computer Co. Ltd.	211,241
3,700	Cawachi Ltd.	90,527
21,800	Central Glass Co. Ltd.	484,487
900	Central Security Patrols Co. Ltd.	16,266
1,300	Central Sports Co. Ltd.	46,647
15,600	Chiba Kogyo Bank Ltd. (The)	88,081
1,300	Chino Corp.	15,286
4,000	Chiyoda Co. Ltd.	101,983
2,900	Chiyoda Integre Co. Ltd.	70,367
3,800	Chori Co. Ltd.	69,079
9,900	Chubu Shiryo Co. Ltd.	176,137
6,000	Chuetsu Pulp & Paper Co. Ltd.	115,562
150,500	Chugai Mining Co. Ltd.(b)	43,679
25,600	Chugoku Bank Ltd. (The)	363,157
21,700	Chugoku Marine Paints Ltd.	182,829
3,200	Chukyo Bank Ltd. (The)	64,982
14,000	CI Takiron Corp.	88,527
4,600	Ci:z Holdings Co. Ltd.	168,700
71,100	Citizen Watch Co. Ltd.	517,750
12,600	CKD Corp.	246,227
21,000	Clarion Co. Ltd.	79,416
7,000	Cleanup Corp.	55,468
3,000	CMIC Holdings Co. Ltd.	44,220
12,900	CMK Corp.	132,738
2,290	Cocokara Fine, Inc.	127,082
4,500	COLOPL Inc.	49,708
6,400	Colowide Co. Ltd.	119,608
4,700	Computer Engineering & Consulting Ltd.	111,811
15,400	COMSYS Holdings Corp.	387,489
4,500	CONEXIO Corp.	82,595
19,200	Cosmo Energy Holdings Co. Ltd.	437,342
1,500	Cosmos Pharmaceutical Corp.	311,200
4,100	Create Restaurants Holdings, Inc.	43,811
5,400	Create SD Holdings Co. Ltd.	135,065
30,100	Credit Saison Co. Ltd.	601,974
4,700	CTI Engineering Co. Ltd.	44,849
12,000	CyberAgent, Inc.	369,377
3,900	D.A. Consortium Holdings, Inc.	64,380
8,600	Dai Nippon Toryo Co. Ltd.	130,999
9,100	Daibiru Corp.	106,522
3,000	Dai-Dan Co. Ltd.	76,646
3,400	Daido Kogyo Co. Ltd.	55,079
11,600	Daido Metal Co. Ltd.	106,711
14,800	Daido Steel Co. Ltd.	930,654
10,000	Daihatsu Diesel Manufacturing Co. Ltd.	75,546
26,000	Daihen Corp.	233,235
34,000	Daiho Corp.	164,461
2,600	Daiichi Jitsugyo Co. Ltd.	76,144
1,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	14,423
1,500	Dai-ichi Seiko Co. Ltd.	37,848
Shares		Value
JAPAN (continued)
6,600	Daiichikosho Co. Ltd.	$309,960
4,600	Daiken Corp.	124,199
19,000	Daiki Aluminium Industry Co. Ltd.	154,734
2,300	Daikoku Denki Co. Ltd.	35,095
400	Daikokutenbussan Co. Ltd.	18,152
8,600	Daikyo, Inc.	164,656
4,800	Daikyonishikawa Corp.	81,010
6,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	273,339
37,000	Daio Paper Corp.	441,898
4,910	Daiseki Co. Ltd.	120,478
6,400	Daishi Bank Ltd. (The)	311,262
5,700	Daito Bank Ltd. (The)	85,221
3,760	Daito Pharmaceutical Co. Ltd.	96,030
10,200	Daiwabo Holdings Co. Ltd.	403,228
113,680	DCM Holdings Co. Ltd.	1,039,771
7,500	DeNA Co. Ltd.	175,256
33,200	Denka Co. Ltd.	1,099,318
5,700	Denyo Co. Ltd.	95,297
87,300	Descente Ltd.	1,208,480
9,200	Dexerials Corp.	103,324
37,400	DIC Corp.	1,378,180
1,400	Digital Arts, Inc.	57,069
26,400	Digital Garage, Inc.	564,893
1,900	Dip Corp.	46,153
23,000	DKS Co. Ltd.	157,574
3,500	DMG Mori Co. Ltd.	69,751
4,000	Doshisha Co. Ltd.	87,525
5,674	Doutor Nichires Holdings Co. Ltd.	134,334
15,200	Dowa Holdings Co. Ltd.	635,645
400	DSB Co. Ltd.	2,790
3,200	DTS Corp.	95,545
2,300	Dunlop Sports Co. Ltd.	33,983
500	DyDo Group Holdings, Inc.	24,449
400	Dynic Corp.	4,408
7,900	Eagle Industry Co. Ltd.	152,018
35,500	Ebara Corp.	1,267,578
1,400	Ebara Jitsugyo Co. Ltd.	21,535
1,100	Eco’s Co Ltd/Japan	12,306
46,900	EDION Corp.	471,867
700	eGuarantee, Inc.	19,639
10,400	Ehime Bank Ltd. (The)	133,721
8,000	Eidai Co. Ltd.	39,330
41,000	Eighteenth Bank Ltd. (The)	109,617
1,900	Eiken Chemical Co. Ltd.	74,443
2,800	Elecom Co. Ltd.	55,948
700	Elematec Corp.	15,963
2,600	Endo Lighting Corp.	29,680
3,000	en-japan, Inc.	115,035
5,500	EPS Holdings Inc.	107,722
4,800	Es-Con Japan Ltd.	22,627
4,200	ESPEC Corp.	95,188
2,300	Excel Co. Ltd.	51,116

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
15,200	Exedy Corp.	$451,836
5,200	Ezaki Glico Co. Ltd.	287,657
5,800	F@N Communications, Inc.	59,732
3,000	FALCO HOLDINGS Co. Ltd.	46,726
231,000	FCC Co. Ltd.	5,529,942
35,680	Feed One Co. Ltd.	91,942
9,700	Ferrotec Holdings Corp.	197,830
26,400	FIDEA Holdings Co. Ltd.	49,919
9,300	Financial Products Group Co. Ltd.	107,146
8,500	FJ Next Co. Ltd.	72,587
11,400	Foster Electric Co. Ltd.	265,387
2,200	FP Corp.	115,122
5,400	France Bed Holdings Co. Ltd.	49,961
7,100	F-Tech, Inc.	117,704
9,400	Fudo Tetra Corp.	15,955
3,700	Fuji Co. Ltd.	87,306
10,600	Fuji Corp. Ltd.	76,350
114,000	Fuji Electric Co. Ltd.	819,120
13,000	Fuji Kiko Co. Ltd.	84,376
6,000	Fuji Kyuko Co. Ltd.	133,345
13,800	Fuji Oil Co. Ltd.	53,159
9,600	Fuji Oil Holdings, Inc.	257,508
2,200	Fuji Pharma Co. Ltd.	79,425
5,800	Fuji Seal International, Inc.	189,499
3,800	Fuji Soft, Inc.	114,797
3,500	Fujibo Holdings, Inc.	110,044
2,700	Fujicco Co. Ltd.	60,836
10,700	Fujikura Kasei Co. Ltd.	67,190
159,300	Fujikura Ltd.	1,375,776
1,200	Fujikura Rubber Ltd.	9,825
2,200	Fujimi, Inc.	54,214
4,300	Fujimori Kogyo Co. Ltd.	147,865
1,300	Fujita Kanko, Inc.	41,216
14,100	Fujitec Co. Ltd.	208,329
6,200	Fujitsu Frontech Ltd.	108,073
8,000	Fujitsu General Ltd.	152,183
1,200	Fujiya Co. Ltd.	27,144
7,000	FuKoKu Co. Ltd.	68,027
2,000	Fukuda Corp.	121,894
4,300	Fukui Bank Ltd. (The)	114,208
1,300	Fukui Computer Holdings, Inc.	32,470
89,000	Fukuoka Financial Group, Inc.	454,765
7,400	Fukushima Bank Ltd. (The)	59,158
3,100	Fukushima Industries Corp.	119,414
5,600	Fukuyama Transporting Co. Ltd.	180,995
6,300	FULLCAST Holdings Co. Ltd.	115,800
1,000	Fumakilla Ltd.	17,800
3,600	Funai Soken Holdings, Inc.	131,551
4,400	Furukawa Co. Ltd.	79,251
26,400	Furukawa Electric Co. Ltd.	1,597,397
7,200	Furuno Electric Co. Ltd.	49,201
4,000	Furusato Industries Ltd.	65,151
3,500	Fuso Chemical Co. Ltd.	111,429
Shares		Value
JAPAN (continued)
1,100	Fuso Pharmaceutical Industries Ltd.	$27,562
24,900	Futaba Industrial Co. Ltd.	239,792
3,200	Future Corp.	32,139
8,900	Fuyo General Lease Co. Ltd.	578,435
500	G-7 Holdings, Inc.	10,593
2,000	Gakken Holdings Co. Ltd.	57,693
8,000	Gecoss Corp.	90,058
1,300	Genki Sushi Co. Ltd.	35,728
800	Genky Stores, Inc.	29,409
11,700	Geo Holdings Corp.	189,847
2,100	Gfoot Co. Ltd.	14,018
700	Giken Ltd.	20,039
2,500	GLOBERIDE, Inc.	43,446
12,100	Glory Ltd.	449,074
8,000	GMO Internet, Inc.	122,633
1,600	GMO Payment Gateway, Inc.	116,512
3,400	Godo Steel Ltd.	68,147
2,280	Goldcrest Co. Ltd.	49,107
78,000	GS Yuasa Corp.	388,954
2,400	GSI Creos Corp.	38,183
8,300	G-Tekt Corp.	176,066
31,900	GungHo Online Entertainment, Inc.	85,568
48,300	Gunma Bank Ltd. (The)	308,393
3,900	Gunze Ltd.	176,641
3,500	Gurunavi, Inc.	44,972
6,500	H.I.S. Co. Ltd.	216,943
27,635	H2O Retailing Corp.	507,227
62,900	Hachijuni Bank Ltd. (The)	390,549
3,200	Hagihara Industries, Inc.	55,442
700	Hagiwara Electric Co. Ltd.	21,208
3,500	Hakudo Co. Ltd.	69,597
4,800	Hakuto Co. Ltd.	73,707
6,600	Hamakyorex Co. Ltd.	184,293
9,800	Haneda Zenith Holdings Co. Ltd.	35,768
62,400	Hanwa Co. Ltd.	2,351,559
7,000	Happinet Corp.	120,109
5,000	Hard Off Corp. Co. Ltd.	51,141
3,200	Harima Chemicals Group, Inc.	25,441
2,400	Harmonic Drive Systems, Inc.	124,111
50,900	Haseko Corp.	734,145
24,260	Hazama Ando Corp.	196,717
71,131	Heiwa Corp.	1,306,826
5,500	Heiwa Real Estate Co. Ltd.	95,242
17,000	Heiwado Co. Ltd.	369,289
5,000	Hibiya Engineering Ltd.	107,955
3,870	Hiday Hidaka Corp.	112,998
4,700	HI-LEX Corp.	118,797
3,200	Hiramatsu, Inc.	17,589
200	Hirata Corp.	22,374
52,000	Hiroshima Bank Ltd. (The)	436,287
20,700	Hitachi Capital Corp.	501,912
11,000	Hitachi Kokusai Electric, Inc.	303,285
2,300	Hitachi Maxell Ltd.	51,965

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
16,800	Hitachi Transport System Ltd.	$413,554
59,200	Hitachi Zosen Corp.	310,305
8,000	Hochiki Corp.	164,777
1,000	Hodogaya Chemical Co. Ltd.	69,830
129,400	Hogy Medical Co. Ltd.	8,842,514
12,800	Hokkaido Electric Power Co., Inc.(b)	100,302
25,000	Hokkan Holdings Ltd.	95,642
10,000	Hokko Chemical Industry Co. Ltd.	61,035
3,400	Hokkoku Bank Ltd. (The)	154,593
6,700	Hokuetsu Bank Ltd. (The)	161,394
7,100	Hokuetsu Industries Co. Ltd.	69,561
43,500	Hokuetsu Kishu Paper Co. Ltd.	277,362
12,500	Hokuhoku Financial Group, Inc.	204,367
1,700	Hokuriku Electric Industry Co. Ltd.	23,324
4,000	Hokuriku Electric Power Co.	35,179
3,400	Hokuriku Electrical Construction Co. Ltd.	31,008
2,500	Hokuto Corp.	43,490
2,800	H-One Co. Ltd.	39,991
3,320	Honeys Holdings Co. Ltd.	34,980
9,600	Hoosiers Holdings	90,508
7,700	Horiba Ltd.	454,395
1,400	Hosokawa Micron Corp.	88,404
4,600	House Foods Group, Inc.	136,133
3,300	Howa Machinery Ltd.	53,372
44,000	Hyakugo Bank Ltd. (The)	204,705
26,000	Hyakujushi Bank Ltd. (The)	93,751
39,300	Ibiden Co. Ltd.	650,824
8,500	IBJ Leasing Co. Ltd.	220,751
400	Ichibanya Co. Ltd.	15,479
1,200	Ichiken Co., Ltd.	29,983
14,000	Ichikoh Industries Ltd.	108,597
7,300	ICHINEN Holdings Co. Ltd.	103,428
4,500	Ichiyoshi Securities Co. Ltd.	51,251
4,300	Idec Corp.	90,383
7,200	IDOM, Inc.	52,177
46,400	Iino Kaiun Kaisha Ltd.	217,095
4,580	IJT Technology Holdings Co. Ltd.	42,294
2,600	Imagica Robot Holdings, Inc.	21,677
5,200	Imasen Electric Industrial	66,724
3,500	Inaba Denki Sangyo Co. Ltd.	152,830
13,200	Inabata & Co. Ltd.	190,039
5,600	Inageya Co. Ltd.	91,999
3,300	Ines Corp.	30,706
1,980	I-Net Corp.	30,822
3,000	Infocom Corp.	76,804
134,400	Infomart Corp.	1,007,069
2,300	Information Services International-Dentsu Ltd.	50,974
2,400	Innotech Corp.	20,643
2,800	Intage Holdings, Inc.	36,618
Shares		Value
JAPAN (continued)
7,500	Internet Initiative Japan, Inc.	$156,523
1,000	I-O Data Device, Inc.	9,982
3,000	Iriso Electronics Co. Ltd.	167,803
5,500	Iseki & Co. Ltd.	121,653
34,300	Isetan Mitsukoshi Holdings Ltd.	370,436
15,900	Ishihara Sangyo Kaisha Ltd.(b)	237,441
11,000	Ito En Ltd.	383,580
26,200	Itochu Enex Co. Ltd.	265,675
7,100	Itochu Techno-Solutions Corp.	274,746
1,300	Itochu-Shokuhin Co. Ltd.	59,223
14,000	Itoham Yonekyu Holdings, Inc.	133,099
16,200	Itoki Corp.	123,810
3,100	IwaiCosmo Holdings, Inc.	39,450
2,300	Iwasaki Electric Co. Ltd.	37,199
6,400	Iwatani Corp.	191,935
31,500	Iyo Bank Ltd. (The)	269,276
7,500	Izumi Co. Ltd.	387,186
13,900	J Trust Co. Ltd.	101,709
42,500	J. Front Retailing Co. Ltd.	623,455
1,500	JAC Recruitment Co. Ltd.	27,611
7,600	Jaccs Co. Ltd.	188,822
900	Jalux, Inc.	22,218
1,900	Jamco Corp.	39,419
4,000	Japan Airport Terminal Co. Ltd.	141,067
7,400	Japan Asia Group Ltd.	30,718
13,000	Japan Aviation Electronics Industry Ltd.	235,979
164,100	Japan Display, Inc.(b)	350,700
600	Japan Drilling Co. Ltd.(b)	11,414
1,900	Japan Lifeline Co. Ltd.	90,902
1,500	Japan Material Co. Ltd.	43,270
3,900	Japan Medical Dynamic Marketing, Inc.	37,523
900	Japan Property Management Center Co., Ltd.	12,071
4,200	Japan Pulp & Paper Co. Ltd.	176,377
13,700	Japan Securities Finance Co. Ltd.	76,389
17,600	Japan Steel Works Ltd. (The)	443,463
20,000	Japan Transcity Corp.	85,660
18,800	Japan Wool Textile Co. Ltd. (The)	167,986
6,000	JBCC Holdings, Inc.	55,407
1,000	JCU Corp.	43,094
6,000	Jeol Ltd.	31,555
41,900	Jimoto Holdings, Inc.	81,438
1,500	JINS, Inc.	77,833
3,600	JK Holdings Co. Ltd.	28,368
3,500	JMS Co. Ltd.	21,455
2,800	Joban Kosan Co. Ltd.	45,950
3,400	J-Oil Mills, Inc.	121,850
7,500	Joshin Denki Co. Ltd.	258,234
8,500	JP-Holdings, Inc.	29,752
4,900	JSP Corp.	157,508
35,100	JSR Corp.	675,421
3,200	Juki Corp.	49,475

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
4,000	Juroku Bank Ltd. (The)	$134,031
3,300	Justsystems Corp.	70,496
64,900	JVC Kenwood Corp.	202,625
27,900	kabu.com Securities Co. Ltd.	88,334
2,900	Kadokawa Dwango Corp.	33,284
9,700	Kaga Electronics Co. Ltd.	288,343
1,400	Kagome Co. Ltd.	46,418
14,700	Kakaku.com, Inc.	200,775
25,500	Kaken Pharmaceutical Co. Ltd.	1,287,278
1,000	Kameda Seika Co. Ltd.	45,205
13,800	Kamei Corp.	231,932
13,500	Kamigumi Co. Ltd.	321,160
1,800	Kanaden Corp.	20,564
1,000	Kanagawa Chuo Kotsu Co. Ltd.	33,156
7,600	Kanamoto Co. Ltd.	247,641
157,000	Kandenko Co. Ltd.	1,539,554
105,000	Kaneka Corp.	860,648
1,300	Kaneko Seeds Co. Ltd.	19,368
44,000	Kanematsu Corp.	575,032
1,800	Kanematsu Electronics Ltd.	55,802
5,700	Kansai Urban Banking Corp.	72,337
7,400	Kanto Denka Kogyo Co. Ltd.	77,186
11,900	Kasai Kogyo Co. Ltd.	177,393
1,000	Katakura & Co-op Agri Corp.	12,093
2,600	Kato Sangyo Co. Ltd.	80,718
4,500	Kato Works Co. Ltd.	140,099
2,400	KAWADA Technologies, Inc.	140,996
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	48,526
67,000	Kawasaki Kisen Kaisha Ltd.(b)	1,739,449
8,200	Keihan Holdings Co. Ltd.	249,523
15,900	Keihanshin Building Co. Ltd.	111,029
30,200	Keihin Corp.	550,588
40,000	Keiyo Bank Ltd. (The)	194,187
7,800	Keiyo Co. Ltd.	52,409
27,100	Kenedix, Inc.	157,540
2,600	Kenko Mayonnaise Co. Ltd.	67,615
6,600	Kewpie Corp.	163,803
1,825	KEY Coffee, Inc.	34,300
2,000	KFC Holdings Japan Ltd.	35,319
500	Kinki Sharyo Co. Ltd. (The)(b)	11,688
1,400	Kintetsu Department Store Co. Ltd.(b)	45,803
5,800	Kintetsu World Express, Inc.	99,213
5,900	Kitagawa Iron Works Co. Ltd.	160,077
1,600	Kitamura Co. Ltd.	10,511
2,600	Kita-Nippon Bank Ltd. (The)	80,489
21,000	Kitano Construction Corp.	94,191
7,900	Kito Corp.	100,674
34,300	Kitz Corp.	292,005
20,700	Kiyo Bank Ltd. (The)	353,541
7,300	Koa Corp.	151,515
22,000	Koatsu Gas Kogyo Co. Ltd.	165,428
1,000	Kobe Bussan Co. Ltd.	42,918
116,400	Kobe Steel Ltd.(b)	972,517
9,600	Kohnan Shoji Co. Ltd.	204,318
Shares		Value
JAPAN (continued)
1,300	Kohsoku Corp.	$15,092
300	Koike Sanso Kogyo Co. Ltd.	7,902
13,800	Kokuyo Co. Ltd.	246,132
800	KOMAIHALTEC, Inc.	18,448
3,400	Komatsu Wall Industry Co. Ltd.	64,798
9,900	Komeri Co. Ltd.	294,723
6,300	Kondotec, Inc.	66,765
27,500	Konica Minolta, Inc.	238,952
6,300	Konishi Co.Ltd.	108,985
10,700	Konoike Transport Co. Ltd.	164,210
5,100	Kosaido Co. Ltd.(b)	23,099
500	Koshidaka Holdings Co. Ltd.	20,162
3,400	Kotobuki Spirits Co. Ltd.	139,642
2,000	Kourakuen Holdings Corp.	39,893
2,500	Krosaki Harima Corp.	106,855
4,200	KRS Corp.	119,309
22,056	K’s Holdings Corp.	503,949
2,000	KU Holdings Co. Ltd.	18,733
4,700	Kumagai Gumi Co. Ltd.	148,393
12,067	Kumiai Chemical Industry Co. Ltd.	81,717
2,100	Kura Corp.	93,822
63,000	Kurabo Industries Ltd.	182,288
6,400	Kureha Corp.	374,302
2,100	Kurimoto Ltd.	43,919
8,100	Kurita Water Industries Ltd.	255,741
900	Kuriyama Holdings Corp.	15,181
9,500	Kuroda Electric Co. Ltd.	168,770
2,000	Kusuri No Aoki Holdings Co. Ltd.	110,813
11,100	KYB Corp.	715,562
3,300	Kyodo Printing Co. Ltd.	109,705
6,700	Kyoei Steel Ltd.	116,729
9,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	170,884
1,400	Kyokuto Securities Co. Ltd.	20,636
1,600	Kyokuyo Co. Ltd.	51,572
6,500	KYORIN Holdings, Inc.	132,853
3,540	Kyoritsu Maintenance Co. Ltd.	111,146
400	Kyoritsu Printing Co. Ltd.	1,252
18,000	Kyosan Electric Manufacturing Co. Ltd.	102,581
3,500	Kyowa Electronic Instruments Co. Ltd.	13,944
19,800	Kyowa Exeo Corp.	428,546
2,700	Kyowa Leather Cloth Co. Ltd.	23,033
7,000	Kyudenko Corp.	308,430
125,940	Kyushu Financial Group, Inc.	794,151
7,000	Lasertec Corp.	152,245
1,200	LEC, Inc.	31,513
88,600	Leopalace21 Corp.	657,653
2,400	Life Corp.	63,533
55,400	Lifull Co. Ltd.	423,399
3,800	Link and Motivation, Inc.	25,900
8,000	Lintec Corp.	220,923

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
400	M&A Capital Partners Co. Ltd.(b)	$20,861
17,000	M3, Inc.	504,595
3,700	Mabuchi Motor Co. Ltd.	192,313
10,450	Macnica Fuji Electronics Holdings, Inc.	217,078
10,000	Maeda Corp.	124,885
2,400	Maeda Kosen Co. Ltd.	41,434
29,000	Maeda Road Construction Co. Ltd.	621,547
32,000	Makino Milling Machine Co. Ltd.	298,879
4,100	Mamezou Holdings Co. Ltd.	47,020
4,600	Mandom Corp.	136,538
1,800	Mani, Inc.	51,211
7,700	Marubun Corp.	66,568
38,000	Marudai Food Co. Ltd.	177,459
400	Marufuji Sheet Piling Co. Ltd.	12,242
11,700	Maruha Nichiro Corp.	359,628
27,000	Marui Group Co. Ltd.	409,613
6,900	Maruichi Steel Tube Ltd.	209,358
7,800	Marusan Securities Co. Ltd.	71,000
2,500	Maruwa Co. Ltd.	144,673
2,000	Maruyama Manufacturing Co., Inc.	34,440
20,000	Maruzen Showa Unyu Co. Ltd.	94,279
6,400	Marvelous, Inc.	60,226
2,900	Matsuda Sangyo Co. Ltd.	41,419
7,700	Matsui Construction Co. Ltd.	68,464
16,400	Matsui Securities Co. Ltd.	136,877
7,200	Matsumotokiyoshi Holdings Co. Ltd.	515,439
700	Matsuya Foods Co. Ltd.	26,811
6,000	Max Co. Ltd.	84,535
2,400	Maxvalu Nishinihon Co. Ltd.	35,819
3,700	Maxvalu Tokai Co. Ltd.	72,793
4,400	MCJ Co. Ltd.	46,165
31,590	Mebuki Financial Group, Inc.	130,577
2,900	MEC Co. Ltd.	46,444
17,500	Medipal Holdings Corp.	322,897
1,400	Megachips Corp.	45,803
97,162	Megmilk Snow Brand Co. Ltd.	2,708,795
45,000	Meidensha Corp.	176,509
6,300	Meiko Electronics Co. Ltd.	114,692
2,600	Meiko Network Japan Co. Ltd.	30,046
12,000	Meisei Industrial Co. Ltd.	83,585
5,500	Meitec Corp.	267,490
13,200	Meiwa Corp.	60,367
1,400	Menicon Co. Ltd.	63,040
500	Metawater Co. Ltd.	13,236
4,500	Michinoku Bank Ltd. (The)	75,986
4,400	Micronics Japan Co. Ltd.	43,418
1,000	Mie Bank Ltd. (The)	23,851
4,300	Mie Kotsu Group Holdings, Inc.	18,530
5,900	Mikuni Corp.	30,666
Shares		Value
JAPAN (continued)
1,237	Milbon Co. Ltd.	$77,132
6,700	Mimasu Semiconductor Industry Co. Ltd.	118,556
6,300	Minato Bank Ltd. (The)	118,736
2,900	Ministop Co. Ltd.	58,661
10,800	Miraca Holdings, Inc.	500,558
16,940	Mirait Holdings Corp.	219,599
2,300	Miroku Jyoho Service Co. Ltd.	53,482
8,500	Misawa Homes Co. Ltd.	75,129
382,100	MISUMI Group, Inc.	10,417,396
6,400	Mitani Corp.	253,006
6,900	Mito Securities Co. Ltd.	23,606
6,000	Mitsuba Corp.	99,046
7,000	Mitsubishi Logistics Corp.	180,071
55,400	Mitsubishi Materials Corp.	2,090,198
11,800	Mitsubishi Nichiyu Forklift Co. Ltd.	86,447
6,600	Mitsubishi Paper Mills Ltd.(b)	44,346
4,200	Mitsubishi Pencil Co. Ltd.	99,030
1,600	Mitsubishi Research Institute, Inc.	47,351
2,800	Mitsubishi Shokuhin Co. Ltd.	82,617
2,400	Mitsubishi Steel Manufacturing Co. Ltd.	59,311
74,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	389,714
13,000	Mitsuboshi Belting Ltd.	161,778
4,300	Mitsui Engineering & Shipbuilding Co. Ltd.	55,780
5,300	Mitsui High-Tec, Inc.	110,796
14,000	Mitsui Home Co. Ltd.	92,221
2,100	Mitsui Matsushima Co. Ltd.	26,300
16,100	Mitsui Mining & Smelting Co. Ltd.	831,160
42,900	Mitsui Osk Lines Ltd.	1,301,658
2,700	Mitsui Sugar Co. Ltd.	92,133
47,000	Mitsui-Soko Holdings Co. Ltd.(b)	145,499
1,300	Mixi, Inc.	63,111
1,800	Miyaji Engineering Group, Inc.	49,233
4,300	Miyazaki Bank Ltd. (The)	153,538
1,800	Miyoshi Oil & Fat Co. Ltd.	23,682
3,800	Mizuno Corp.	107,445
27,464	Mochida Pharmaceutical Co. Ltd.	1,999,929
4,300	Modec, Inc.	98,627
30,200	Monex Group, Inc.	95,616
600	Monogatari Corp. (The)	44,114
22,200	Monotaro Co. Ltd.	607,203
900	Moresco Corp.	16,495
5,200	Morinaga & Co. Ltd.	295,888
66,823	Morinaga Milk Industry Co. Ltd.	2,562,317
8,400	Morita Holdings Corp.	143,983
2,400	Mory Industries, Inc.	74,192
3,000	Mr Max Corp.	19,683
6,200	MTI Ltd.	37,133
1,900	Mugen Estate Co. Ltd.	19,551

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
218,100	Musashi Seimitsu Industry Co. Ltd.	$6,895,647
2,700	Musashino Bank Ltd. (The)	86,909
10,800	Nabtesco Corp.	426,472
5,100	NAC Co. Ltd.	43,328
40,000	Nachi-Fujikoshi Corp.	244,141
800	Nafco Co. Ltd.	12,376
1,800	Nagaileben Co. Ltd.	44,674
3,500	Nagano Bank Ltd.	61,040
1,700	Nagano Keiki Co. Ltd.	19,211
34,600	Nagase & Co. Ltd.	583,944
5,000	Nagatanien Holdings Co. Ltd.	59,584
11,000	Nakabayashi Co. Ltd.	70,718
2,500	Nakanishi, Inc.	113,012
2,500	Nakano Corp.	14,093
3,800	Nakayama Steel Works Ltd.	26,168
8,000	Nankai Electric Railway Co. Ltd.	205,866
1,400	Nanto Bank Ltd. (The)	39,277
1,100	Natori Co. Ltd.	19,851
900	NDS Co. Ltd.	30,315
4,700	NEC Capital Solutions Ltd.	92,590
9,300	NEC Networks & System Integration Corp.	230,159
11,000	NET One Systems Co. Ltd.	135,535
75,300	NHK Spring Co. Ltd.	852,965
1,800	Nice Holdings, Inc.	25,455
31,000	Nichias Corp.	402,137
3,000	Nichiban Co. Ltd.	66,725
5,900	Nichiha Corp.	236,612
12,300	Nichii Gakkan Co.	126,023
10,150	Nichi-Iko Pharmaceutical Co. Ltd.	156,751
24,000	Nichirei Corp.	614,643
15,600	Nichireki Co. Ltd.	196,466
1,200	Nichirin Co. Ltd.	43,428
325,700	Nifco, Inc.	21,196,781
5,500	Nihon Dempa Kogyo Co. Ltd.	42,663
2,300	Nihon Eslead Corp.	41,770
14,900	Nihon House Holdings Co. Ltd.	81,507
8,700	Nihon Kohden Corp.	192,279
247,800	Nihon M&A Center, Inc.	11,790,141
14,500	Nihon Nohyaku Co. Ltd.	83,528
12,000	Nihon Parkerizing Co. Ltd.	194,925
2,800	Nihon Plast Co. Ltd.	29,895
1,100	Nihon Tokushu Toryo Co. Ltd.	19,871
600	Nihon Trim Co. Ltd.	23,350
15,300	Nihon Unisys Ltd.	252,432
3,000	Nihon Yamamura Glass Co. Ltd.	5,250
19,300	Nikkiso Co. Ltd.	179,922
17,000	Nikkon Holdings Co. Ltd.	432,980
136,658	Nikon Corp.	2,575,596
400	Nippi, Inc.	15,109
28,000	Nippo Corp.	582,384
Shares		Value
JAPAN (continued)
4,000	Nippon Air Conditioning Services Co. Ltd.	$26,595
1,700	Nippon Carbide Industries Co. Inc.	36,241
3,100	Nippon Chemical Industrial Co. Ltd.	70,858
1,000	Nippon Chemi-Con Corp.	34,431
300	Nippon Chemiphar Co. Ltd.	13,799
7,500	Nippon Concrete Industries Co. Ltd.	31,529
8,000	Nippon Densetsu Kogyo Co. Ltd.	172,587
21,400	Nippon Electric Glass Co. Ltd.	866,690
47,100	Nippon Express Co. Ltd.	2,970,028
2,300	Nippon Fine Chemical Co. Ltd.	21,421
15,500	Nippon Flour Mills Co. Ltd.	236,784
5,400	Nippon Gas Co. Ltd.	170,494
7,500	Nippon Hume Corp.	51,581
62,896	Nippon Kayaku Co. Ltd.	994,565
900	Nippon Kinzoku Co. Ltd.	24,854
1,300	Nippon Kodoshi Corp.	26,365
8,700	Nippon Koei Co. Ltd.	318,297
2,100	Nippon Koshuha Steel Co. Ltd.	17,749
336,100	Nippon Light Metal Holdings Co. Ltd.	981,357
56,500	Nippon Paper Industries Co. Ltd.	1,121,006
37,600	Nippon Parking Development Co. Ltd.	54,893
4,700	Nippon Piston Ring Co. Ltd.	100,279
15	Nippon Prologis REIT, Inc. REIT	31,503
4,000	Nippon Rietec Co. Ltd.	43,973
3,000	Nippon Road Co. Ltd. (The)	172,024
800	Nippon Seisen Co. Ltd.	38,697
9,000	Nippon Sharyo Ltd.(b)	25,329
27,300	Nippon Sheet Glass Co. Ltd.(b)	217,286
6,000	Nippon Shokubai Co. Ltd.	449,057
11,400	Nippon Signal Co. Ltd.	125,124
32,000	Nippon Soda Co. Ltd.	198,971
8,748	Nippon Steel & Sumikin Bussan Corp.	480,850
51,100	Nippon Suisan Kaisha Ltd.	310,092
8,000	Nippon Thompson Co. Ltd.	46,295
4,300	Nippon Valqua Industries Ltd.	99,383
64,000	Nippon Yusen KK(b)	1,341,295
32,800	Nipro Corp.	475,680
14,600	Nishimatsu Construction Co. Ltd.	439,136
3,500	Nishimatsuya Chain Co. Ltd.	38,415
19,200	Nishi-Nippon Financial Holdings, Inc.	221,711
5,600	Nishi-Nippon Railroad Co. Ltd.	148,982
3,900	Nishio Rent All Co. Ltd.	135,311
24,300	Nissan Shatai Co. Ltd.	257,094
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	34,447

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
1,200	Nissei ASB Machine Co. Ltd.	$53,085
5,500	Nissei Build Kogyo Co. Ltd.	62,495
1,500	Nissei Plastic Industrial Co. Ltd.	19,894
4,500	Nissha Printing Co. Ltd.	143,661
6,800	Nisshin Fudosan Co. Ltd.	47,664
8,000	Nisshin Oillio Group Ltd. (The)	262,082
9,824	Nisshin Steel Co. Ltd.	142,213
55,568	Nisshinbo Holdings, Inc.	661,704
5,600	Nissin Corp.	171,883
7,000	Nissin Electric Co. Ltd.	85,265
19,400	Nissin Kogyo Co. Ltd.	356,931
3,200	Nitta Corp.	131,287
1,900	Nitta Gelatin, Inc.	13,535
14,400	Nitto Boseki Co. Ltd.	481,879
10,100	Nitto Kogyo Corp.	172,145
2,600	Nitto Kohki Co. Ltd.	64,140
12,000	Nitto Seiko Co. Ltd.	69,337
13,100	Nittoc Construction Co. Ltd.	70,970
3,200	Noda Corp.	37,177
1,200	Noevir Holdings Co. Ltd.	72,081
196,834	NOF Corp.	5,643,365
2,700	Nohmi Bosai Ltd.	45,354
6,500	Nojima Corp.	150,917
43,900	NOK Corp.	1,068,302
5,000	Nomura Co. Ltd.	103,909
58,300	Nomura Real Estate Holdings, Inc.	1,274,648
2,100	Noritake Co. Ltd.	100,840
3,800	Noritsu Koki Co. Ltd.	58,552
6,600	Noritz Corp.	120,733
62,900	North Pacific Bank Ltd.	209,657
1,000	Nozawa Corp.	12,726
4,100	NS Solutions Corp.	98,944
4,600	NS United Kaiun Kaisha Ltd.	105,913
3,100	NSD Co. Ltd.	61,861
150,700	NTN Corp.	723,646
8,400	NTT Urban Development Corp.	86,360
400	Nuflare Technology, Inc.	20,650
2,200	Obara Group, Inc.	126,538
1,800	Odelic Co. Ltd.	79,785
27,000	Oenon Holdings, Inc.	78,361
3,500	Ogaki Kyoritsu Bank Ltd. (The)	99,270
4,500	Ohashi Technica, Inc.	66,527
900	Ohsho Food Service Corp.	37,558
7,245	Oiles Corp.	141,835
4,600	Oita Bank Ltd. (The)	184,680
11,100	Okabe Co. Ltd.	105,919
8,000	Okamoto Industries, Inc.	86,751
900	Okamoto Machine Tool Works Ltd.	24,102
11,900	Okamura Corp.	132,391
11,000	Okasan Securities Group, Inc.	67,139
3,200	Okinawa Cellular Telephone Co.	110,743
2,337	Okinawa Electric Power Co., Inc. (The)	53,130
Shares		Value
JAPAN (continued)
1,800	OKK Corp.	$19,899
7,000	OKUMA Corp.	425,399
4,800	Okumura Corp.	183,000
26,000	Okura Industrial Co. Ltd.	175,384
10,000	Okuwa Co. Ltd.	101,139
2,600	ONO Sokki Co. Ltd.	17,127
2,400	Onoken Co. Ltd.	40,631
26,000	Onward Holdings Co. Ltd.	218,601
4,800	Open House Co. Ltd.	184,055
3,400	OPT Holding, Inc.	36,839
1,800	Optex Group Co. Ltd.	74,086
1,800	Organo Corp.	47,491
18,000	Orient Corp.	28,970
2,000	Origin Electric Co. Ltd.	35,882
6,400	Osaka Organic Chemical Industry Ltd.	76,380
4,800	Osaka Soda Co. Ltd.	125,546
16,000	Osaki Electric Co. Ltd.	116,793
12,500	OSG Corp.	269,117
12,200	OSJB Holdings Corp.	37,553
500	OUG Holdings, Inc.	12,005
8,000	Outsourcing Inc.	109,687
24,900	Pacific Industrial Co. Ltd.	321,474
3,100	Pacific Metals Co. Ltd.(b)	92,287
2,450	Pack Corp. (The)	84,787
1,400	PAL Group Holdings Co. Ltd.	39,585
5,050	PALTAC Corp.	199,637
53,999	Paramount Bed Holdings Co. Ltd.	2,367,398
4,500	Parco Co. Ltd.	59,799
60,741	Park24 Co. Ltd.	1,399,065
3,000	Pasco Corp.	9,076
1,900	Pasona Group, Inc.	26,602
9,100	PC Depot Corp.	69,067
4,100	Pegasus Sewing Machine Manufacturing Co. Ltd.	27,296
57,100	Penta-Ocean Construction Co. Ltd.	375,126
26,700	PeptiDream, Inc.(b)	842,997
700	PIA Corp.	35,460
18,300	Pigeon Corp.	644,576
6,200	Pilot Corp.	311,350
6,600	Piolax, Inc.	181,390
141,100	Pioneer Corp.(b)	271,764
3,500	Plenus Co. Ltd.	71,074
2,600	Pocket Card Co. Ltd.	24,467
62,000	Press Kogyo Co. Ltd.	344,611
4,000	Pressance Corp.	53,612
6,000	Prestige International, Inc.	64,535
15,000	Prima Meat Packers Ltd.	97,753
2,300	Proto Corp.	33,052
6,400	PS Mitsubishi Construction Co. Ltd.	40,807
3,700	Qol Co. Ltd.	67,782
17,400	Raito Kogyo Co. Ltd.	177,206
2,000	Rasa Industries Ltd.	40,016

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
2,000	Raysum Co. Ltd.	$17,677
2,300	Relia, Inc.	26,943
19,000	Relo Group, Inc.	468,880
2,000	Renesas Easton Co. Ltd.	13,016
111,840	Rengo Co. Ltd.	728,846
519,900	Resorttrust, Inc.	10,173,497
3,000	Rheon Automatic Machinery Co. Ltd.	45,090
9,200	Ricoh Leasing Co. Ltd.	329,308
4,800	Right On Co. Ltd.	39,850
2,900	Riken Corp.	149,967
6,500	Riken Keiki Co. Ltd.	139,712
19,000	Riken Technos Corp.	116,134
900	Riken Vitamin Co. Ltd.	34,510
3,000	Ringer Hut Co. Ltd.	64,905
16,200	Riso Kagaku Corp.	308,884
8,500	Riso Kyoiku Co. Ltd.	67,279
1,800	Rock Field Co. Ltd.	31,550
11,400	Rohto Pharmaceutical Co. Ltd.	261,777
1,400	Rokko Butter Co. Ltd.	31,372
1,300	Roland DG Corp.	35,728
1,700	Rorze Corp.	44,629
25,800	Round One Corp.	332,186
5,400	Royal Holdings Co. Ltd.	139,055
13,600	Ryobi Ltd.	347,700
3,000	Ryoden Corp.	46,330
7,500	Ryosan Co. Ltd.	302,427
66,900	S Foods, Inc.	2,535,852
1,700	Sac’s Bar Holdings, Inc.	20,647
2,200	Saibu Gas Co. Ltd.	54,891
4,700	Saizeriya Co. Ltd.	144,466
5,600	Sakai Chemical Industry Co. Ltd.	139,378
1,400	Sakai Heavy Industries Ltd.	45,187
1,800	Sakai Moving Service Co. Ltd.	104,006
1,800	Sakai Ovex Co. Ltd.	36,853
9,300	Sakata INX Corp.	178,467
5,100	SAMTY Co. Ltd.	72,213
2,300	San-A Co. Ltd.	105,387
31,000	San-Ai Oil Co. Ltd.	366,967
8,400	Sanden Holdings Corp.(b)	169,840
1,900	Sanei Architecture Planning Co. Ltd.	42,076
20,350	Sangetsu Corp.	372,441
40,800	San-In Godo Bank Ltd. (The)	371,741
34,000	Sanken Electric Co. Ltd.	211,407
800	Sanko Metal Industrial Co. Ltd.	28,847
4,900	Sankyo Co. Ltd.	157,508
12,300	Sankyo Tateyama, Inc.	178,488
10,400	Sankyu, Inc.	428,055
14,600	Sanoh Industrial Co. Ltd.	128,274
4,600	Sanoyas Holdings Corp.	12,905
1,800	Sansei Technologies, Inc.	15,213
6,800	Sanshin Electronics Co. Ltd.	102,384
30,800	Sanwa Holdings Corp.	384,374
3,800	Sanyo Chemical Industries Ltd.	198,848
Shares		Value
JAPAN (continued)
1,800	Sanyo Denki Co. Ltd.	$118,728
400	Sanyo Electric Railway Co. Ltd.	10,135
2,400	Sanyo Housing Nagoya Co. Ltd.	26,067
800	Sanyo Industries Ltd.	15,577
12,000	Sanyo Special Steel Co. Ltd.	306,161
2,100	Sanyo Trading Co. Ltd.	54,095
13,000	Sapporo Holdings Ltd.	409,305
1,500	SATO Holdings Corp.	36,265
2,700	Sato Shoji Corp.	29,302
4,100	Satori Electric Co. Ltd.	38,150
7,800	Sawada Holdings Co. Ltd.	69,490
33,292	Sawai Pharmaceutical Co. Ltd.	1,882,657
3,500	SAXA Holdings, Inc.	66,118
94,980	SBI Holdings, Inc.	1,486,033
8,500	SBS Holdings, Inc.	66,831
1,900	Scala, Inc.	13,268
2,900	SCREEN Holdings Co. Ltd.	224,695
5,800	Scroll Corp.	24,382
800	SCSK Corp.	34,264
50,900	Sega Sammy Holdings, Inc.	711,315
800	Seibu Electric Industry Co. Ltd.	17,885
3,200	Seika Corp.	84,570
11,400	Seikitokyu Kogyo Co. Ltd.	64,367
10,800	Seiko Holdings Corp.	267,471
38,300	Seino Holdings Co. Ltd.	554,770
12,300	Seiren Co. Ltd.	212,563
6,600	Sekisui Plastics Co. Ltd.	86,255
35,500	Senko Group Holdings Co. Ltd.	255,701
2,000	Senshu Electric Co. Ltd.	44,149
83,320	Senshu Ikeda Holdings, Inc.	319,489
8,800	Senshukai Co. Ltd.	54,330
13,000	Septeni Holdings Co. Ltd.	36,472
32,062	Seria Co. Ltd.	1,821,560
70,200	Seven Bank Ltd.	258,068
1,200	Shibaura Electronics Co. Ltd.	48,758
11,000	Shibaura Mechatronics Corp.	47,307
3,400	Shibusawa Warehouse Co. Ltd. (The)	62,914
4,400	Shibuya Corp.	167,750
1,400	Shidax Corp.	5,454
42,000	Shiga Bank Ltd. (The)	238,987
4,400	Shikibo Ltd.	61,953
4,000	Shikoku Bank Ltd. (The)	62,055
14,000	Shikoku Chemicals Corp.	232,215
8,100	Shikoku Electric Power Co., Inc.	105,288
4,900	Shima Seiki Manufacturing Ltd.	273,647
12,749	Shimachu Co. Ltd.	358,235
1,800	Shimizu Bank Ltd. (The)	59,997
3,100	Shin Nippon Air Technologies Co. Ltd.	44,385
3,200	Shinagawa Refractories Co. Ltd.	107,647
700	Shindengen Electric Manufacturing Co. Ltd.	47,280
20,700	Shinko Electric Industries Co. Ltd.	157,473

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
12,700	Shinko Plantech Co. Ltd.	$109,012
18,000	Shinmaywa Industries Ltd.	175,560
8,400	Shinnihon Corp.	74,245
2,800	Shinoken Group Co. Ltd.	68,310
2,200	Shinsho Corp.	63,172
900	Shinwa Co. Ltd.	20,413
8,800	Ship Healthcare Holdings, Inc.	273,585
3,000	Shizuki Electric Co., Inc.	19,128
27,900	Shizuoka Gas Co. Ltd.	216,173
700	Shochiku Co. Ltd.	103,795
800	Shoei Co. Ltd.	26,701
2,400	Shoei Foods Corp.	96,566
1,000	Showa Aircraft Industry Co. Ltd.	12,348
19,600	Showa Corp.	254,944
40,200	Showa Denko KK	1,334,638
6,400	Showa Sangyo Co. Ltd.	166,438
96,500	Showa Shell Sekiyu KK	1,130,452
2,600	Siix Corp.	110,329
3,000	Sinanen Holdings Co. Ltd.	66,857
31,000	Sinfonia Technology Co. Ltd.	125,412
2,600	Sinko Industries Ltd.	42,257
1,400	SK-Electronics Co. Ltd.	15,058
101,000	SKY Perfect JSAT Holdings, Inc.	465,450
2,800	Skylark Co. Ltd.	41,740
17,000	SMK Corp.	79,689
2,800	SMS Co. Ltd.	83,849
9,300	Sodick Co. Ltd.	127,512
2,400	Softbank Technology Corp.	44,431
2,700	Sogo Medical Co. Ltd.	149,360
2,400	Sohgo Security Services Co. Ltd.	114,823
315,700	Sojitz Corp.	946,781
1,700	Soken Chemical & Engineering Co. Ltd.	36,869
6,000	Sotetsu Holdings, Inc.	153,925
18,500	Sparx Group Co. Ltd.	45,068
700	SPK Corp.	20,223
5,000	Square Enix Holdings Co. Ltd.	200,959
300	ST Corp.	7,390
3,000	St. Marc Holdings Co. Ltd.	90,497
5,600	Star Micronics Co. Ltd.	98,008
19,400	Start Today Co. Ltd.	527,206
4,900	Starts Corp., Inc.	132,298
2,200	Starzen Co. Ltd.	107,383
3,200	Stella Chemifa Corp.	122,703
1,300	Studio Alice Co. Ltd.	30,000
2,700	Sugi Holdings Co. Ltd.	136,775
2,700	Sugimoto & Co. Ltd.	41,674
10,500	Sumco Corp.	227,813
4,800	Sumida Corp.	82,994
7,000	Suminoe Textile Co. Ltd.	19,639
104,000	Sumitomo Bakelite Co. Ltd.	840,561
6,900	Sumitomo Densetsu Co. Ltd.	139,147
67,800	Sumitomo Forestry Co. Ltd.	1,135,317
Shares		Value
JAPAN (continued)
27,400	Sumitomo Heavy Industries Ltd.	$1,142,219
25,300	Sumitomo Mitsui Construction Co. Ltd.	154,864
471,474	Sumitomo Osaka Cement Co. Ltd.	2,147,870
7,000	Sumitomo Precision Products Co. Ltd.	22,594
19,100	Sumitomo Riko Co. Ltd.	183,769
37,900	Sumitomo Rubber Industries Ltd.	714,635
3,800	Sumitomo Seika Chemicals Co. Ltd.	201,187
7,500	Sun Frontier Fudousan Co. Ltd.	89,772
2,200	Suncall Corp.	13,718
3,600	Sun-Wa Technos Corp.	67,628
9,990	Suzuken Co. Ltd.	358,025
4,200	SWCC Showa Holdings Co. Ltd.(b)	39,080
1,700	Systena Corp.	52,254
7,000	T&K Toka Co. Ltd.	81,017
3,200	T. Hasegawa Co. Ltd.	64,757
3,000	T. RAD Co. Ltd.	124,005
3,240	Tachibana Eletech Co. Ltd.	54,710
6,700	Tachi-S Co. Ltd.	124,625
36,700	Tadano Ltd.	553,542
3,000	Taihei Dengyo Kaisha Ltd.	76,171
33,430	Taiheiyo Cement Corp.	1,328,909
9,600	Taiho Kogyo Co. Ltd.	142,685
5,000	Taikisha Ltd.	144,673
700	Taiko Pharmaceutical Co. Ltd.	14,430
300	Taisei Lamick Co., Ltd.	8,166
3,000	Taiyo Holdings Co. Ltd.	143,529
38,500	Taiyo Yuden Co. Ltd.	662,970
3,300	Takaoka Toko Co. Ltd.	53,721
17,700	Takara Holdings, Inc.	172,011
13,600	Takara Leben Co. Ltd.	62,076
11,000	Takara Standard Co. Ltd.	186,905
5,200	Takasago International Corp.	179,728
134,900	Takasago Thermal Engineering Co. Ltd.	2,364,502
1,800	Takashima & Co. Ltd.	35,840
115,000	Takashimaya Co. Ltd.	1,049,822
3,100	Take And Give Needs Co. Ltd.	23,556
2,600	Takeei Corp.	26,113
5,700	Takeuchi Manufacturing Co. Ltd.	119,008
3,300	Takisawa Machine Tool Co.Ltd.	60,018
9,000	Takuma Co. Ltd.	110,180
6,800	Tama Home Co. Ltd.	44,075
1,900	Tamron Co. Ltd.	39,385
29,000	Tamura Corp.	196,640
1,950	Tanseisha Co. Ltd.	23,066
16,300	Tatsuta Electric Wire and Cable Co. Ltd.	118,840
9,000	Tayca Corp.	211,020

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
10,700	TBK Co. Ltd.	$49,028
600	Techno Medica Co. Ltd.	10,416
58,600	Teijin Ltd.	1,233,277
1,200	Tekken Corp.	40,051
900	T-Gaia Corp.	18,229
7,900	THK Co. Ltd.	286,250
21,266	TIS, Inc.	656,468
6,000	Toa Corp.	62,900
5,200	Toa Corp.(b)	112,685
58,000	Toa Oil Co. Ltd.	77,024
2,200	Toa Road Corp.	89,873
39,450	Toagosei Co. Ltd.	508,629
56,100	Tobishima Corp.	83,382
500	Tobu Store Co. Ltd.	13,544
17,100	TOC Co. Ltd.	152,344
2,200	Tocalo Co. Ltd.	88,422
34,700	Tochigi Bank Ltd. (The)	156,555
34,000	Toda Corp.	275,397
300	Toda Kogyo Corp.	12,427
2,000	Toei Co. Ltd.	216,173
4,200	Toenec Corp.	122,079
59,000	Toho Bank Ltd. (The)	226,235
4,000	Toho Co. Ltd.	100,928
3,200	Toho Gas Co. Ltd.	89,073
6,900	Toho Holdings Co. Ltd.	134,838
5,000	Toho Titanium Co. Ltd.	44,677
6,800	Toho Zinc Co. Ltd.	328,323
2,600	Tohoku Bank Ltd. (The)	35,763
15,000	Tokai Carbon Co. Ltd.	148,278
2,400	Tokai Corp.	107,436
19,000	TOKAI Holdings Corp.	151,225
1,200	Tokai Lease Co. Ltd.	22,458
17,100	Tokai Rika Co. Ltd.	355,821
20,000	Tokai Tokyo Financial Holdings, Inc.	129,810
700	Token Corp.	84,095
3,084	Tokushu Tokai Paper Co. Ltd.	124,087
10,800	Tokuyama Corp.	304,419
11,750	Tokyo Century Corp.	508,938
28,100	Tokyo Dome Corp.	262,206
1,100	Tokyo Electron Device Ltd.	21,467
7,000	Tokyo Energy & Systems, Inc.	81,201
2,600	Tokyo Individualized Educational Institute, Inc.	22,889
5,000	Tokyo Keiki, Inc.	66,840
8,800	Tokyo Ohka Kogyo Co. Ltd.	319,247
400	Tokyo Rakutenchi Co. Ltd.	20,580
5,300	Tokyo Rope Manufacturing Co. Ltd.	82,223
2,500	Tokyo Sangyo Co. Ltd.	11,763
6,800	Tokyo Seimitsu Co. Ltd.	267,323
27,500	Tokyo Steel Manufacturing Co. Ltd.	236,049
44,400	Tokyo Tatemono Co. Ltd.	617,355
4,400	Tokyo Tekko Co. Ltd.	82,772
6,275	Tokyo Ty Financial Group, Inc.	167,767
Shares		Value
JAPAN (continued)
1,700	Tokyotokeiba Co. Ltd.	$51,506
12,500	Tokyu Construction Co. Ltd.	109,604
197,600	Tokyu Fudosan Holdings Corp.	1,285,994
27,000	Toli Corp.	97,832
1,100	Tomen Devices Corp.	31,199
7,300	Tomoe Corp.	30,239
1,300	Tomoe Engineering Co. Ltd.	24,764
8,200	Tomoku Co. Ltd.	152,454
26,700	TOMONY Holdings, Inc.	127,506
11,800	Tomy Co. Ltd.	189,912
1,700	Tonami Holdings Co. Ltd.	84,174
8,100	Topcon Corp.	169,758
17,200	Toppan Forms Co. Ltd.	176,682
8,100	Topre Corp.	237,219
7,200	Topy Industries Ltd.	244,105
4,000	TORIDOLL Holdings Corp.	128,402
2,500	Torii Pharmaceutical Co. Ltd.	67,499
5,000	Torishima Pump Manufacturing Co. Ltd.	51,669
12,100	Tosei Corp.	118,334
26,000	Toshiba Machine Co. Ltd.	160,063
9,300	Toshiba Plant Systems & Services Corp.	159,655
41,000	Toshiba TEC Corp.	238,345
2,000	Tosho Co. Ltd.	55,055
5,900	Totetsu Kogyo Co. Ltd.	196,658
9,400	Towa Bank Ltd. (The)	99,121
5,500	Towa Corp.	94,033
3,300	Towa Pharmaceutical Co. Ltd.	170,072
23,700	Toyo Construction Co. Ltd.	119,433
600	Toyo Denki Seizo KK	10,606
3,200	Toyo Engineering Corp.	38,106
89,000	Toyo Ink SC Holdings Co. Ltd.	520,514
2,600	Toyo Kohan Co. Ltd.	11,044
2,100	Toyo Machinery & Metal Co. Ltd.	16,068
16,000	Toyo Securities Co. Ltd.	44,325
48,300	Toyo Seikan Group Holdings Ltd.	846,593
95,232	Toyo Suisan Kaisha Ltd.	3,647,468
700	Toyo Tanso Co. Ltd.	19,669
29,200	Toyo Tire & Rubber Co. Ltd.	655,880
2,000	Toyo Wharf & Warehouse Co. Ltd.	33,666
47,000	Toyobo Co. Ltd.	900,690
36,000	Toyoda Gosei Co. Ltd.	870,041
9,200	Toyota Boshoku Corp.	183,830
5,100	TPR Co. Ltd.	178,739
1,200	Trancom Co. Ltd.	72,820
3,000	Transcosmos, Inc.	69,469
5,200	Trusco Nakayama Corp.	132,578
10,900	TS Tech Co. Ltd.	387,283
47,000	Tsubakimoto Chain Co.	400,536
1,600	Tsubakimoto Kogyo Co. Ltd.	41,201
7,000	Tsudakoma Corp.(b)	12,497
20,833	Tsukuba Bank Ltd.	76,403

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
JAPAN (continued)
5,000	Tsukui Corp.	$35,794
8,800	Tsumura & Co.	325,826
1,200	Tsurumi Manufacturing Co. Ltd.	20,221
7,000	TTK Co. Ltd.	34,106
2,400	Tv Tokyo Holdings Corp.	49,940
12,184	UACJ Corp.	355,753
32,780	Ube Industries Ltd.	998,924
4,200	Uchida Yoko Co. Ltd.	132,791
600	Ueki Corp.	14,348
2,500	UKC Holdings Corp.	42,786
7,200	Ulvac, Inc.	505,941
18,500	Unipres Corp.	492,986
2,600	United Arrows Ltd.	96,953
9,300	United Super Markets Holdings, Inc.	86,616
6,200	Unitika Ltd.(b)	54,363
3,900	Universal Entertainment Corp.	126,736
3,700	Unizo Holdings Co. Ltd.	97,784
8,600	U-Shin Ltd.(b)	57,785
2,100	UT Group Co. Ltd.(b)	42,737
8,800	Utoc Corp.	41,173
600	V Technology Co. Ltd.	104,534
9,500	Valor Holdings Co. Ltd.	215,307
2,200	Vector, Inc.	28,848
1,400	Village Vanguard Co. Ltd.	14,135
11,200	Vital KSK Holdings, Inc.	90,522
16,200	VT Holdings Co. Ltd.	87,479
11,500	Wacoal Holdings Corp.	327,184
3,300	Wakachiku Construction Co. Ltd.	54,881
5,900	Wakita & Co. Ltd.	72,281
7,600	Warabeya Nichiyo Holdings Co. Ltd.	187,084
2,700	WATAMI Co. Ltd.	35,191
600	Weathernews, Inc.	19,313
6,680	Welcia Holdings Co. Ltd.	252,619
5,900	West Holdings Corp.	38,657
1,000	Wowow, Inc.	31,089
6,500	Xebio Holdings Co. Ltd.	123,763
1,000	Y.A.C. Holdings Co. Ltd.	10,035
4,000	Yachiyo Industry Co. Ltd.	53,472
6,000	Yahagi Construction Co. Ltd.	53,929
600	Yakuodo Co. Ltd.	16,754
9,600	YAMABIKO Corp.	129,683
253,172	Yamada Denki Co. Ltd.	1,340,394
8,400	Yamagata Bank Ltd. (The)	196,804
51,000	Yamaguchi Financial Group, Inc.	613,588
5,400	Yamaichi Electronics Co. Ltd.	110,797
45,000	Yamanashi Chuo Bank Ltd. (The)	199,068
5,100	Yamatane Corp.	90,782
2,600	Yamato Corp.	19,185
800	Yamaya Corp.	16,759
100	Yamazawa Co. Ltd.	1,529
10,300	Yamazen Corp.	117,036
Shares		Value
JAPAN (continued)
1,200	Yaoko Co. Ltd.	$58,573
700	Yashima Denki Co. Ltd.	5,929
4,700	Yellow Hat Ltd.	143,846
10,100	Yokogawa Bridge Holdings Corp.	214,249
127,500	Yokogawa Electric Corp.	2,397,388
22,300	Yokohama Reito Co. Ltd.	211,419
42,500	Yokohama Rubber Co. Ltd. (The)	945,649
1,000	Yokowo Co. Ltd.	12,990
1,400	Yondoshi Holdings, Inc.	38,415
8,300	Yorozu Corp.	167,964
2,700	Yoshinoya Holdings Co. Ltd.	44,784
6,800	Yuasa Trading Co. Ltd.	249,083
2,700	Yuken Kogyo Co. Ltd.	63,615
2,700	Yumeshin Holdings Co. Ltd.	18,997
15,000	Yurtec Corp.	130,337
8,000	Yusen Logistics Co. Ltd.	92,731
900	Yushiro Chemical Industry Co. Ltd.	13,543
2,400	Zenrin Co. Ltd.	75,670
14,300	Zensho Holdings Co. Ltd.	264,230
52,000	Zeon Corp.	687,358
1,500	ZERIA Pharmaceutical Co. Ltd.	26,173
1,000	ZIGExN Co., Ltd.(b)	13,702
4,000	Zojirushi Corp.	35,988
		339,876,997
JERSEY CHANNEL ISLANDS — 0.0%
400,611	Centamin Plc	741,173
24,590	Novocure Ltd.(b)	531,144
49,289	Phoenix Group Holdings	495,554
3,503	Randgold Resources Ltd.	344,052
		2,111,923
JORDAN — 0.0%
29,542	Hikma Pharmaceuticals Plc	456,708
LIECHTENSTEIN — 0.0%
502	Liechtensteinische Landesbank AG	25,033
690	VP Bank AG	94,753
		119,786
LUXEMBOURG — 0.3%
19,503	APERAM SA	1,049,234
53,577	B&M European Value Retail SA	282,711
60,129	d’Amico International Shipping SA(b)	18,323
1,249	Eurofins Scientific SE	781,280
22,500	L’Occitane International SA	42,742
197,324	SES SA	3,208,745
137,705	Stabilus SA	12,508,429
1,389	Sword Group	56,953
		17,948,417

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
MACAU — 0.0%
99,000	Macau Legend Development Ltd.(b)	$15,863
MALAYSIA — 0.2%
45,000	7-Eleven Malaysia Holdings Berhad	16,582
75,100	Aeon Co. (M) Berhad	36,721
9,450	Aeon Credit Service M Berhad	31,028
314,490	Affin Holdings Berhad	190,172
585,500	AirAsia Berhad	461,927
402,900	AirAsia X Berhad(b)	35,689
297,900	Alliance Financial Group Berhad	259,655
844,400	Ammb Holdings Berhad	853,675
20,100	Amway Malaysia Holdings Berhad	34,042
39,200	Ann Joo Resources Berhad	34,723
29,700	APM Automotive Holdings Berhad	25,606
146,000	Astro Malaysia Holdings Berhad	96,908
32,700	Batu Kawan Berhad	152,937
855,519	Berjaya Corp. Berhad(b)	67,698
99,600	Berjaya Land Berhad(b)	8,940
75,119	Berjaya Sports Toto Berhad	42,763
95,200	Bermaz Auto Berhad	45,874
59,100	BIMB Holdings Berhad	61,285
579,307	Boustead Holdings Berhad	413,253
59,400	Boustead Plantation Berhad	22,590
5,000	British American Tobacco Malaysia Berhad	46,297
596,400	Bumi Armada Berhad(b)	102,840
64,500	Bursa Malaysia Berhad	152,204
60,400	Cahya Mata Sarawak Berhad	52,788
19,400	Carlsberg Brewery-Malaysia Berhad	73,045
98,060	CB Industrial Product Holding Berhad	44,704
70,800	Datasonic Group Berhad	20,570
93,460	Dialog Group Berhad	49,892
151,900	DRB-Hicom Berhad	60,997
2,300	Dutch Lady Milk Industries Berhad	32,619
181,174	Eastern & Oriental Berhad	65,905
150,900	Eco World Development Group Berhad(b)	55,249
180,600	Ekovest Berhad(c)	49,485
275,850	Evergreen Fibreboard Berhad	50,172
636,100	Felda Global Ventures Holdings Berhad	286,985
2,200	Fraser & Neave Holdings Berhad	13,148
225,400	Gadang Holdings Berhad	67,085
158,800	Gamuda Berhad	196,929
31,000	Genting Plantations Berhad	78,205
44,550	George Kent Malaysia Berhad	34,095
23,300	Globetronics Technology Berhad	36,270
Shares		Value
MALAYSIA (continued)
27,600	Goldis Berhad	$18,157
41,100	GuocoLand Malaysia Berhad	11,359
28,500	Hai-O Enterprise Berhad	36,690
240,680	HAP Seng Consolidated Berhad	527,580
93,500	Hap Seng Plantations Holdings Berhad	58,969
59,800	Hartalega Holdings Berhad	107,636
26,100	Heineken Malaysia Berhad	117,014
44,500	Hengyuan Refining Co Berhad(b)	89,032
47,600	Heveaboard Berhad	18,777
240,700	Hibiscus Petroleum Berhad(b)	40,368
39,700	Hong Leong Industries Berhad	90,119
519,180	IJM Corp. Berhad	391,209
36,700	IJM Plantations Berhad	24,880
52,754	Inari Amertron Berhad	35,016
104,400	Insas Berhad	24,291
217,600	Ioi Properties Group Berhad	102,285
59,079	Kenanga Investment Bank Berhad	7,466
45,100	Kian JOO CAN Factory Berhad	31,427
33,300	Kossan Rubber Industries	56,791
262,100	KPJ Healthcare Berhad	63,149
293,574	KSL Holdings Berhad(b)	87,375
35,950	Kumpulan Fima Berhad	14,266
486,980	Land & General Berhad	25,307
157,800	Landmarks Berhad(b)	27,210
134,300	LBS Bina Group Berhad	60,908
79,000	Lingkaran Trans Kota Holdings Berhad	109,911
14,100	LPI Capital Berhad	60,683
15,900	Magni-Tech Industries Berhad	26,140
430,873	Mah Sing Group Berhad	156,737
83,300	Malakoff Corp Berhad	20,267
73,050	Malayan Flour Mills Berhad	33,475
137,923	Malaysia Airports Holdings Berhad	269,754
340,001	Malaysia Building Society Berhad	89,146
27,400	Malaysian Pacific Industries Berhad	90,093
248,800	Malaysian Resources Corp. Berhad	62,296
82,600	Malton Berhad	24,194
71,500	Matrix Concepts Holdings Berhad	38,000
36,900	Mega First Corp. Berhad	30,594
125,370	MKH Berhad	61,301
316,100	MMC Corp. Berhad	148,586
68,250	MNRB Holdings Berhad(b)	37,079
84,500	Mudajaya Group Berhad(b)	23,952
103,000	Muhibbah Engineering M Berhad	69,340
191,100	My EG Services Berhad	98,857
31,800	Naim Holdings Berhad(b)	8,788
33,800	Padini Holdings Berhad	37,684

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
MALAYSIA (continued)
2,600	Panasonic Manufacturing Malaysia Berhad	$23,964
45,300	Paramount Corp. Berhad	18,726
31,100	Pestech International Berhad	12,195
23,600	Petron Malaysia Refining & Marketing Berhad	65,223
94,300	POS Malaysia Berhad	122,288
311,360	Press Metal Berhad	325,812
148,550	Protasco Berhad	40,002
57,980	QL Resources Berhad	53,276
1,175,100	Sapura Energy Berhad	444,115
64,857	Sarawak Oil Palms Berhad	70,165
26,600	Scientex Berhad	55,921
51,400	Shangri-La Hotels (Malaysia) Berhad	63,135
124,600	SKP Resources Berhad	52,094
150,917	SP Setia Berhad	116,570
60,223	Sunway Berhad	24,610
88,466	Sunway Construction Group Berhad	48,062
129,900	Supermax Corp. Berhad	54,310
35,000	Syarikat Takaful Malaysia Berhad	31,829
52,236	Ta Ann Holdings Berhad	45,530
269,700	TA Enterprise Berhad	40,772
195,360	TA Global Berhad	17,536
126,800	TAN Chong Motor Holdings Berhad	48,522
33,400	TH Plantations Berhad	8,678
21,800	Thong Guan Industries Berhad	23,018
34,760	Time dotCom Berhad	75,374
76,500	Tiong NAM Logistics Holdings	26,925
79,220	Top Glove Corp. Berhad	119,761
159,001	Tropicana Corp. Berhad	37,558
43,600	TSH Resources Berhad	17,508
51,400	Tune Protect Group Berhad	14,812
41,800	UEM Edgenta Berhad	26,066
341,908	UEM Sunrise Berhad(b)	89,646
55,400	UMW Holdings Berhad(b)	68,571
564,026	UMW Oil & Gas Corp Berhad(b)	42,633
122,900	Unisem M Berhad	116,121
23,700	United Malacca Berhad	37,844
20,800	United Plantations Berhad	134,720
10,800	United U-Li Corp Berhad	10,970
202,900	UOA Development Berhad	122,214
63,100	VS Industry Berhad	45,907
123,137	WCT Holdings Berhad(b)	48,283
86,300	Westports Holdings Berhad	75,628
126,900	Yinson Holdings Berhad	118,702
43,014	YNH Property Berhad(b)	14,326
587,826	YTL Corp. Berhad	176,341
151,164	YTL Power International Berhad	46,419
		11,298,392
Shares		Value
MALTA — 0.0%
54,127	Kindred Group Plc - SDR	$691,163
MEXICO — 0.2%
104,738	Alpek SAB de CV	109,864
82,188	Alsea SAB de CV	248,728
170,367	Axtel SAB de CV - CPO Units(b)	36,878
99,209	Banregio Grupo Financiero SAB de CV	529,170
51,537	Bolsa Mexicana de Valores SAB de CV	85,995
12,524	Cia Minera Autlan SAB de CV - Series B	11,759
17,900	Concentradora Fibra Danhos SA de CV REIT	30,073
183,251	Consorcio ARA SAB de CV	64,997
58,388	Controladora Vuela Cia de Aviacion SAB de CV(b)	59,662
25,361	Corp. Actinver SAB de CV	17,197
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	57,910
27,300	Corp. Moctezuma SAB de CV	108,507
1,260	Corporativo Fragua SAB de CV	15,773
71,496	Credito Real SAB de CV SOFOM ER	114,861
24,124	Elementia SAB de CV(b)	31,458
182,900	Fibra Uno Administracion SA de CV REIT	286,966
129,006	Genomma Lab Internacional SAB de CV - Class B(b)	150,661
229,844	Gentera SAB de CV	232,580
15,205	Gruma SAB de CV - Series B	199,566
4,919	Grupo Aeromexico SAB de CV(b)	7,849
16,818	Grupo Aeroportuario del Centro Norte SAB de CV	84,960
169,244	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,609,216
63,812	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,140,989
7,388	Grupo Carso SAB de CV - Series A1	23,946
113,912	Grupo Cementos de Chihuahua SAB de CV	540,810
58,415	Grupo Comercial Chedraui SA de CV	115,326
9,143	Grupo Elektra SAB de CV	366,407
45,428	Grupo Famsa SAB de CV - Class A(b)	24,785
35,937	Grupo Financiero Interacciones SA de CV	163,417
29,254	Grupo Gicsa SA de CV(b)	17,700
92,311	Grupo Herdez SAB de CV	197,413
26,671	Grupo Industrial Saltillo SAB de CV	50,068
17,079	Grupo KUO SAB de CV - Series B	35,001

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
MEXICO (continued)
42,298	Grupo Lala SAB de CV	$65,328
9,061	Grupo Rotoplas SAB de CV	14,056
19,200	Grupo Sanborns SAB de CV	21,101
15,920	Grupo Simec SAB de CV - Series B(b)	52,182
51,350	Hoteles City Express SAB de CV(b)	63,238
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	466,022
33,147	Industrias Bachoco SAB de CV - Series B	163,247
140,613	Industrias CH SAB de CV - Series B(b)	560,347
6,209	Industrias Penoles SAB de CV	144,766
39,900	Infraestructura Energetica Nova SAB de CV	203,540
15,801	Kimberly-Clark de Mexico SAB de CV - Class A	27,182
166,313	La Comer SAB de CV(b)	161,353
72,900	Macquarie Mexico Real Estate Management SA de CV REIT	88,027
90	Medica Sur SAB de CV - Series B	184
44,125	Megacable Holdings SAB de CV - CPO Shares	174,827
153,670	Mexichem SAB de CV	395,802
62,689	Minera Frisco SAB de CV(b)	36,982
11,623	Organizacion Cultiba SAB de CV	9,639
124,599	Organizacion Soriana SAB de CV - Series B(b)	261,264
24,222	Prologis Property Mexico SA de CV REIT	47,189
30,304	Promotora y Operadora de Infraestructura SAB de CV	288,154
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	8,227
19,043	Qualitas Controladora SAB de CV - Class I	31,537
13,174	Rassini SAB de CV	48,871
16,731	Rassini SAB de CV - Series A	31,330
202,323	TV Azteca SAB de CV - CPO Shares	36,620
37,764	Unifin Financiera SAB de CV SOFOM ENR	128,035
7,426	Vitro SAB de CV - Series A	27,540
		10,327,082
MONACO — 0.0%
12,500	Endeavour Mining Corp.(b)	222,173
5,000	Scorpio Tankers, Inc.	17,799
		239,972
NETHERLANDS — 0.7%
28,432	Aalberts Industries NV	1,402,424
9,307	Accell Group NV	284,258
Shares		Value
NETHERLANDS (continued)
462,685	Aegon NV	$2,731,441
6,845	AMG Advanced Metallurgical Group NV	327,826
4,136	Amsterdam Commodities NV	116,037
35,728	Arcadis NV	826,112
8,704	ASM International NV	583,187
6,555	Atrium European Real Estate Ltd.	30,695
6,009	BE Semiconductor Industries NV	472,122
3,301	Beter Bed Holding NV	67,560
14,804	BinckBank NV	75,444
162,690	Boskalis Westminster	5,817,938
3,196	Brunel International NV	54,335
9,766	Corbion NV	326,375
768	Core Laboratories NV	76,723
11,506	Euronext NV	683,675
14,579	Fugro NV - CVA(b)	187,910
8,519	Gemalto NV	337,196
11,509	GrandVision NV	287,296
10,014	Heijmans NV - CVA(b)	106,826
2,073	Hunter Douglas NV	167,848
3,058	IMCD Group NV	192,354
8,679	KAS Bank NV - CVA	100,693
3,442	Kendrion NV	150,634
40,176	Koninklijke BAM Groep NV	226,975
32,497	Koninklijke Vopak NV	1,407,227
669	Nederland Apparatenfabriek	31,175
3,676	Nostrum Oil & Gas Plc(b)	18,377
2,441	NSI NV REIT	92,567
15,773	OCI NV(b)	374,170
20,929	Ordina NV	36,203
1,805	Philips Lighting NV	68,386
28,293	PostNL NV	120,656
213,339	QIAGEN NV	7,225,365
28,961	Randstad Holding NV	1,781,894
537,344	Refresco Gerber NV	12,424,609
128,034	SBM Offshore NV	2,284,830
10,300	Sligro Food Group NV	463,301
86,230	SNS REAAL NV(a)(b)(c)	0
8,477	TKH Group NV	571,236
26,326	TomTom NV(b)	299,912
4,395	Van Lanschot Kempen NV - CVA	133,389
12,798	Wessanen	243,071
		43,210,252
NEW ZEALAND — 0.6%
7,184	a2 Milk Co. Ltd.(b)	42,622
320,760	Air New Zealand Ltd.	724,336
3,211,087	Auckland International Airport Ltd.	13,689,446
65,726	Chorus Ltd.	180,580
105,881	Contact Energy Ltd.	416,612
19,426	Ebos Group Ltd.	233,960
23,408	Freightways Ltd.	122,698

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
NEW ZEALAND (continued)
34,123	Genesis Energy Ltd.	$57,208
53,576	Heartland Bank Ltd.	69,658
36,913	Infratil Ltd.	81,209
7,542	Kathmandu Holdings Ltd.	12,386
76,737	Kiwi Property Group Ltd.	69,577
22,834	Mainfreight Ltd.	382,194
6,364,208	Mercury Ltd.(a)	14,328,015
28,706	Metlifecare Ltd.	113,539
19,783	New Zealand Oil & Gas Ltd.	9,815
13,133	New Zealand Refining Co. Ltd. (The)	22,647
56,805	NZME Ltd.	35,650
45,243	NZX Ltd.	36,532
73,491	PGG Wrightson Ltd.	28,162
80,140	Pike River Coal Ltd.(a)(b)(c)	0
226,520	Port of Tauranga Ltd.	709,934
23,490	Restaurant Brands New Zealand Ltd.	108,983
15,128	Sanford Ltd.	81,781
74,844	Skellerup Holdings Ltd.	91,676
127,402	SKY Network Television Ltd.	217,953
2,777,691	SKYCITY Entertainment Group Ltd.	7,393,997
55,636	Summerset Group Holdings Ltd.	185,409
29,035	Tilt Renewables Ltd.	38,744
43,782	Tower Ltd.(b)	24,268
82,337	Trade Me Group Ltd.	254,107
29,035	TrustPower Ltd.	115,635
25,065	Vector Ltd.	57,802
17,197	Warehouse Group Ltd. (The)	24,830
46,382	Xero Ltd.(b)	1,091,827
		41,053,792
NORWAY — 0.2%
71,942	ABG Sundal Collier Holding ASA	49,852
1,087	AF Gruppen ASA	16,901
49,880	Akastor ASA(b)	114,807
9,669	Aker ASA - Class A	437,993
14,634	Aker BP ASA	336,467
57,652	Aker Solutions ASA(b)	316,352
18,643	American Shipping Co. ASA	52,268
14,276	Archer Ltd.(b)	17,024
18,135	Atea ASA	228,686
41,175	Austevoll Seafood ASA	412,103
17,720	Avance Gas Holding Ltd.(b)	42,738
12,020	Bonheur ASA	121,775
22,473	Borregaard ASA	216,669
107,939	BW Offshore Ltd.(b)	354,158
103,333	DNO ASA(b)	125,244
389,756	DOF ASA(b)	41,037
3,173	Ekornes ASA	44,479
9,266	Entra ASA	127,623
25,626	Fred Olsen Energy ASA(b)	70,591
35,356	Frontline Ltd.	216,430
Shares		Value
NORWAY (continued)
17,070	Grieg Seafood ASA	$162,069
14,061	Hexagon Composites ASA(b)	47,341
194,372	Kongsberg Automotive ASA(b)	228,687
5,903	Kongsberg Gruppen ASA	107,682
66,705	Kvaerner ASA(b)	127,399
83,110	Leroy Seafood Group ASA	499,189
87,300	NEL ASA(b)	29,820
16,893	Nordic Semiconductor ASA(b)	84,589
3,692	Norwegian Air Shuttle ASA(b)	104,414
15,648	Ocean Yield ASA	139,372
26,554	Odfjell Drilling Ltd.(b)	106,307
8,670	Odfjell SE - Class A	30,252
23,394	Opera Software ASA	67,020
190,145	Petroleum Geo-Services ASA(b)	311,244
12,370	Protector Forsikring ASA	134,786
10,518	Salmar ASA	313,814
13,890	Scatec Solar ASA	79,925
5,087	Sevan Marine ASA(b)	8,221
3,100	Ship Finance International Ltd.	46,190
7,106	Skandiabanken ASA	71,991
26,538	SpareBank 1 SR-Bank ASA	294,036
116,544	Storebrand ASA	998,072
67,097	TGS Nopec Geophysical Co. ASA	1,540,241
1,010,558	Thin Film Electronics ASA(b)	300,643
26,311	Tomra Systems ASA	367,220
14,551	Veidekke ASA	163,004
4,646	Wilh Wilhelmsen Holding ASA	135,944
7,396	XXL ASA	79,683
		9,922,352
PANAMA — 0.0%
841	Copa Holdings SA	103,603
PERU — 0.0%
50,300	Cia de Minas Buenaventura SAA - ADR	693,637
18,932	Hochschild Mining Plc	55,418
		749,055
PHILIPPINES — 0.1%
1,055,800	Alliance Global Group, Inc.(b)	327,221
190,966	Belle Corp.	14,057
300,300	Bloomberry Resorts Corp.(b)	54,912
86,020	Cebu Air, Inc.	181,621
104,400	Century Pacific Food, Inc.	30,739
133,952	China Banking Corp.	86,923
485,700	Cosco Capital, Inc.	80,158
130,900	Del Monte Pacific Ltd.	29,770
432,700	DMCI Holdings, Inc.	128,574
48,300	East West Banking Corp.	30,313
72,800	EEI Corp.(b)	17,373
165,200	Emperador, Inc.	23,039
374,754	Energy Development Corp.	41,885
2,062,375	Filinvest Land, Inc.	79,099
86,000	First Gen Corp.	29,286
123,070	First Philippine Holdings Corp.	152,213

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
PHILIPPINES (continued)
6,345	GT Capital Holdings, Inc.	$145,029
173,000	Integrated Micro-Electronics, Inc.	59,314
56,320	International Container Terminal Services, Inc.	115,531
48,240	Jollibee Foods Corp.	232,673
1,274,700	Lopez Holdings Corp.	143,211
410,200	LT Group, Inc.	142,865
67,500	Manila Water Co., Inc.	40,533
166,300	Megawide Construction Corp.(b)	54,182
1,778,696	Megaworld Corp.	183,641
88,400	Nickel Asia Corp.	11,986
623,000	Pepsi-Cola Products Philippines, Inc.	34,755
864,600	Petron Corp.	163,123
124,300	Philex Mining Corp.	18,323
16,160	Philippine National Bank(b)	18,296
99,100	Phoenix Petroleum Philippines, Inc.	22,076
105,900	Puregold Price Club, Inc.	104,618
75,400	Rizal Commercial Banking Corp.	86,171
322,700	Robinsons Land Corp.	157,521
41,000	Robinsons Retail Holdings, Inc.	77,036
48,560	San Miguel Corp.	96,885
43,571	Security Bank Corp.	207,622
136,040	Semirara Mining & Power Corp.	111,994
149,000	SSI Group, Inc.(b)	11,198
398,000	STI Education Systems Holdings, Inc.	13,877
6	Top Frontier Investment Holdings, Inc.(b)	35
161,290	Union Bank of Philippines, Inc.	272,123
860,500	Vista Land & Lifescapes, Inc.	101,510
		3,933,311
POLAND — 0.2%
1,147	Agora SA(b)	5,168
4,317	Alior Bank SA(b)	85,784
1,433	Amica SA	55,510
231	AmRest Holdings SE(b)	22,409
348	Apator SA	2,916
34,481	Asseco Poland SA	451,859
76,172	Bank Millennium SA(b)	166,995
27,216	Boryszew SA(b)	74,770
1,938	Budimex SA	99,297
2,732	CCC SA	204,865
10,845	CD Projekt SA	359,320
11,507	Ciech SA(b)	195,653
265	ComArch SA	11,692
10,857	Cyfrowy Polsat SA	75,642
990	Dom Development SA	22,844
2,172	Emperia Holding SA(b)	54,778
68,542	Enea SA	262,309
185,687	Energa SA	645,322
5,380	Eurocash SA	54,407
Shares		Value
POLAND (continued)
1,397	Fabryki Mebli Forte SA	$25,530
7,502	Famur SA(b)	11,851
162,514	Getin Holding SA(b)	71,882
67,759	Getin Noble Bank SA(b)	29,971
8,378	Grupa Azoty SA	168,023
119	Grupa Azoty Zaklady Chemiczne Police SA	683
1,899	Grupa Kety SA	205,815
68,000	Grupa Lotos SA	1,233,544
49,265	Impexmetal SA(b)	58,063
1,298	Inter Cars SA	102,700
7,681	Jastrzebska Spolka Weglowa SA(b)	206,588
46,335	KGHM Polska Miedz SA	1,565,101
2,355	Lubelski Wegiel Bogdanka SA	47,702
51,340	Netia SA	57,829
17,977	Orange Polska SA(b)	27,707
9,252	Orbis SA	222,407
1,145	Pfleiderer Group SA	12,583
200,124	PGE Polska Grupa Energetyczna SA(b)	717,487
3,502	PKP Cargo SA(b)	50,010
4,554	Polnord SA(b)	10,384
323,590	Polskie Gornictwo Naftowe I Gazownictwo SA	594,738
50,911	Powszechny Zaklad Ubezpieczen SA	657,097
36,927	Stalexport Autostrady SA	38,551
365	Stalprodukt SA	53,146
55,201	Synthos SA	74,765
979,021	Tauron Polska Energia SA(b)	946,759
6,571	Trakcja SA	13,936
14,504	Vistula Group SA(b)	13,548
4,785	Warsaw Stock Exchange	60,471
2,786	Zespol Elektrowni Patnow Adamow Konin SA	9,606
		10,140,017
PORTUGAL — 0.0%
11,806	Altri SGPS SA	75,431
1,754,743	Banco Comercial Portugues SA(b)	524,289
1,231,589	Banco Espirito Santo SA(a)(b)(c)	0
8,821	CTT-Correios de Portugal SA	51,951
29,184	Jeronimo Martins SGPS SA	530,322
40,539	Mota-Engil SGPS SA	162,821
47,493	Navigator Co. SA (The)	242,256
36,299	NOS SGPS SA	217,503
15,219	REN - Redes Energeticas Nacionais SGPS SA	48,344
10,012	Semapa - Sociedade de Investimento e Gestao	200,186
22,814	Sonae Capital SGPS SA	22,642
241,425	Sonae SGPS SA	289,098
		2,364,843

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
PUERTO RICO — 0.0%
86,700	Evertec, Inc.	$1,300,500
ROMANIA — 0.0%
13,747	NEPI Rockcastle Plc	192,183
RUSSIA — 0.1%
460,735	Gazprom PJSC - ADR	1,978,626
42,236	MegaFon PJSC - GDR	441,366
1,224,652	Surgutneftegas OJSC	610,965
910,000	United Co. RUSAL Plc	586,728
35,600	Yandex NV - Class A(b)	1,204,348
		4,822,033
SINGAPORE — 0.8%
106,800	Accordia Golf Trust - Units	58,763
6,935,700	Ascendas Real Estate Investment Trust	13,941,617
1,739,400	Ascott Residence Trust REIT	1,524,894
233,100	ASL Marine Holdings Ltd.(b)	20,179
7,400	Bonvests Holdings Ltd.	7,763
25,598	Boustead Projects Ltd.	16,338
48,229	Boustead Singapore Ltd.	31,844
16,000	Breadtalk Group Ltd.	18,487
40,000	Bukit Sembawang Estates Ltd.	186,340
24,746	BW LPG Ltd.(b)	92,919
8,774,400	CapitaLand Mall Trust REIT	13,002,926
42,000	China Aviation Oil Singapore Corp. Ltd.	54,537
116,500	Chip Eng Seng Corp. Ltd.	82,048
115,600	COSCO Shipping International Singapore Co. Ltd.(b)	24,594
88,000	CW Group Holdings Ltd.	15,905
65,300	CWT Ltd.	111,620
41,300	Delfi Ltd.	44,842
282,746	Ezion Holdings Ltd.(a)(b)(c)	40,863
130,121	Far East Orchard Ltd.	147,962
73,900	First Resources Ltd.	106,803
164,000	Fragrance Group Ltd.	20,453
15,000	Frasers Centrepoint Ltd.	22,889
59,100	GL Ltd.	40,105
594,900	Golden Agri-Resources Ltd.	172,391
58,000	GP Industries Ltd.	30,211
118,666	Guocoland Ltd.	208,064
32,000	Hiap Hoe Ltd.	20,541
66,600	Ho Bee Land Ltd.	123,614
285,340	Hong Fok Corp. Ltd.	186,305
91,800	Hong Leong Asia Ltd.	82,499
9,000	Hour Glass Ltd. (The)	4,490
862,700	Hutchison Port Holdings Trust - Units	370,961
29,000	IGG, Inc.	38,883
129,600	Indofood Agri Resources Ltd.	42,785
47,400	Japfa Ltd.	20,516
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)(c)	0
81,178	Keppel Infrastructure Trust - Units	33,052
Shares		Value
SINGAPORE (continued)
1,471	Kulicke & Soffa Industries, Inc.(b)	$33,318
166,600	Lian Beng Group Ltd.	98,999
42,000	Low Keng Huat Singapore Ltd.	21,414
75,000	Lum Chang Holdings Ltd.	22,834
39,000	M1 Ltd.	51,500
209,700	Midas Holdings Ltd.(b)	32,307
214,300	Olam International Ltd.	369,456
34,400	Oxley Holdings Ltd.	18,297
26,250	Pan-United Corp. Ltd.	11,169
113,400	Penguin International Ltd.(b)	27,038
100,770	QAF Ltd.	91,300
66,275	Raffles Medical Group Ltd.	54,941
90,300	RHT Health Trust - Units	55,647
81,700	Rotary Engineering Ltd.	26,972
217,500	Roxy-Pacific Holdings Ltd.	90,951
4,320,000	SATS Ltd.	14,895,459
259,600	Sembcorp Industries Ltd.	628,479
97,000	Sheng Siong Group Ltd.	67,247
14,500	SIA Engineering Co. Ltd.	34,678
131,100	SIIC Environment Holdings Ltd.	50,974
552,500	Sinarmas Land Ltd.	172,264
108,200	Singapore Airlines Ltd.	815,211
106,200	Singapore Post Ltd.	100,115
174,000	Singapore Reinsurance Corp. Ltd.	39,572
440,400	Stamford Land Corp. Ltd.	166,390
36,600	Sunningdale Tech Ltd.	62,025
66,500	Tiong Woon Corp Holding Ltd(b)	13,904
378,314	Tuan Sing Holdings Ltd.	115,179
53,188	UMS Holdings Ltd.	41,166
220,554	United Engineers Ltd.	427,161
405,492	United Industrial Corp. Ltd.	978,702
158,057	UOB-Kay Hian Holdings Ltd.	157,118
87,611	UOL Group Ltd.	581,031
33,000	Venture Corp. Ltd.	471,844
62,946	Vibrant Group Ltd.	18,010
179,912	Wheelock Properties (Singapore) Ltd.	263,975
30,300	Wing Tai Holdings Ltd.	53,349
871	XP Power Ltd.	40,419
96,800	Yongnam Holdings Ltd.(b)	24,145
		52,173,563
SOUTH AFRICA — 0.3%
9,257	Adcock Ingram Holdings Ltd.	38,485
67,486	Advtech Ltd.	84,627
30,266	Aeci Ltd.	226,244
9,268	African Oxygen Ltd.	16,060
42,506	African Rainbow Minerals Ltd.	372,968
10,747	Afrimat Ltd.	21,466
276,028	Alexander Forbes Group Holdings Ltd.	142,321
12,771	Allied Electronics Corp. Ltd. - A Shares(b)	11,110

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SOUTH AFRICA (continued)
38,527	Alviva Holdings Ltd.	$53,490
51,747	Anglo American Platinum Ltd.(b)	1,440,187
90,825	AngloGold Ashanti Ltd.	837,218
3,371	Assore Ltd.	73,727
3,359	Astral Foods Ltd.	46,080
44,855	Attacq Ltd.(b)	59,167
63,673	Aveng Ltd.(b)	11,349
61,658	AVI Ltd.	430,205
134,474	Barloworld Ltd.	1,268,010
40,840	Bidvest Group Ltd. (The)	495,380
174,597	Blue Label Telecoms Ltd.	213,017
1,957	Cashbuild Ltd.	50,383
15,038	Caxton and CTP Publishers and Printers Ltd.	13,933
5,038	City Lodge Hotels Ltd.	44,893
45,549	Clicks Group Ltd.	510,394
40,941	Coronation Fund Managers Ltd.	206,605
10,913	Curro Holdings Ltd.(b)	31,028
73,980	DataTec Ltd.	313,998
3,467	Distell Group Ltd.	31,853
38,509	Exxaro Resources Ltd.	391,552
5,854	Foschini Group Ltd. (The)	56,102
351,825	Gold Fields Ltd.	1,404,438
46,544	Grand Parade Investments Ltd.	9,876
194,690	Grindrod Ltd.(b)	214,398
3,258	Holdsport Ltd.	13,605
1,317	Howden Africa Holdings Ltd.(b)	3,167
8,133	Hudaco Industries Ltd.	72,444
74,268	Hulamin Ltd.	37,820
218,135	Impala Platinum Holdings Ltd.(b)	605,093
47,176	Imperial Holdings Ltd.	676,105
170,143	Investec Plc	1,164,899
1,143	Invicta Holdings Ltd.	4,429
7,257	JSE Ltd.	68,814
282,891	KAP Industrial Holdings Ltd.	170,070
35,575	Kumba Iron Ore Ltd.	684,389
4,835	Lewis Group Ltd.	9,308
29,431	Liberty Holdings Ltd.	231,139
39,290	Life Healthcare Group Holdings Ltd.	72,807
41,335	Mediclinic International Plc	319,511
560,963	Merafe Resources Ltd.	70,623
12,050	Metrofile Holdings Ltd.	3,750
60,572	Mpact Ltd.	110,701
42,743	Mr Price Group Ltd.	529,800
171,949	Murray & Roberts Holdings Ltd.	194,585
145,546	Nampak Ltd.(b)	191,471
1,304	Net 1 UEPS Technologies, Inc.(b)	11,748
34,968	Northam Platinum Ltd.(b)	130,165
6,339	Oceana Group Ltd.	40,440
4,750	Omnia Holdings Ltd.	48,969
145,014	Peregrine Holdings Ltd.	290,772
Shares		Value
SOUTH AFRICA (continued)
4,372	Pioneer Foods Group Ltd.	$36,797
437,098	PPC Ltd.(b)	227,843
2,961	PSG Group Ltd.	54,972
31,202	Raubex Group Ltd.	44,799
234,464	Redefine Properties Ltd. REIT	175,946
24,150	Resilient REIT Ltd.	240,565
45,825	Reunert Ltd.	225,386
8,824	Royal Bafokeng Platinum Ltd.(b)	20,346
2,420	Santam Ltd.	43,098
437,458	Sappi Ltd.	2,930,052
165,345	Sibanye Gold Ltd.	214,126
29,288	Spar Group Ltd. (The)	344,610
13,883	Spur Corp. Ltd.	26,404
17,155	Stadio Holdings Ltd.(b)	7,426
175,040	Super Group Ltd.(b)	493,968
33,617	Telkom SA SOC Ltd.	125,920
25,406	Tongaat Hulett Ltd.	207,435
31,655	Transaction Capital Ltd.	33,561
39,562	Trencor Ltd.	123,118
6,418	Truworths International Ltd.	34,208
11,813	Wilson Bayly Holmes-Ovcon Ltd.	126,579
		20,614,347
SOUTH KOREA — 0.9%
4,875	ABco Electronics Co. Ltd.	32,156
15,397	Ace Technologies Corp.(b)	51,330
1,839	Aekyung Petrochemical Co. Ltd.	25,443
7,680	AJ Rent A Car Co. Ltd.(b)	88,772
2,287	AK Holdings, Inc.	137,381
12,123	ALUKO Co. Ltd.	41,443
1,630	Amotech Co. Ltd.(b)	55,141
832	Asia Cement Co. Ltd.	64,089
564	ASIA Holdings Co. Ltd.	57,893
612	Asia Paper Manufacturing Co. Ltd.	10,652
35,171	Asiana Airlines, Inc.(b)	145,192
6,791	Austem Co. Ltd.	31,277
2,350	Autech Corp.	19,633
2,934	Baiksan Co. Ltd.	20,165
735	Binggrae Co. Ltd.	39,822
93,019	BNK Financial Group, Inc.	825,286
1,467	Boditech Med, Inc.	22,456
1,549	Bookook Securities Co. Ltd.	38,022
1,205	Boryung Pharmaceutical Co. Ltd.	42,592
13,473	Byucksan Corp.	40,948
5,849	Capro Corp.(b)	43,071
430	Caregen Co. Ltd.	28,133
1,433	Cell Biotech Co. Ltd.	47,453
5,025	Chabiotech Co. Ltd.(b)	58,756
1,861	Changhae Ethanol Co. Ltd.	29,401
3,728	Cheil Worldwide, Inc.	69,213
1,609	Chemtronics Co. Ltd.(b)	9,364

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SOUTH KOREA (continued)
2,370	Chokwang Paint Ltd.	$22,318
628	Chong Kun Dang Pharmaceutical Corp.	63,061
1,209	Chongkundang Holdings Corp.	74,244
73	Chosun Refractories Co. Ltd.	5,662
1,068	CJ CGV Co. Ltd.	66,348
2,424	CJ CheilJedang Corp.	791,881
1,771	CJ Corp.	294,811
1,413	CJ E&M Corp.	106,573
1,668	CJ Freshway Corp.	58,436
333	CJ Korea Express Corp.(b)	46,665
1,557	CJ O Shopping Co. Ltd.	274,891
2,061	CKD Bio Corp.	40,103
1,487	Com2uSCorp.	177,057
524	Cosmax, Inc.	65,012
637	Crown Confectionery Co. Ltd.(b)	9,666
495	Crown Haitai Holdings Co. Ltd.	7,887
447	Cuckoo Electronics Co. Ltd.	60,047
2,180	Dae Dong Industrial Co. Ltd.	14,769
8,286	Dae Hyun Co. Ltd.	21,041
4,781	Dae Won Chemical Co. Ltd.(b)	10,028
18,236	Dae Won Kang Up Co. Ltd.	66,410
45,928	Dae Young Packaging Co. Ltd.(b)	35,870
12,386	Daea TI Co. Ltd.(b)	20,563
509	Daechang Forging Co. Ltd.	27,941
7,593	Daehan Steel Co. Ltd.	74,890
4,839	Dae-Il Corp.	40,816
3,101	Daelim B&Co Co. Ltd.	18,656
4,913	Daelim Industrial Co. Ltd.	365,729
3,143	Daeryuk Can Co. Ltd.	18,628
6,325	Daesang Corp.	134,364
8,133	Daesang Holdings Co. Ltd.	71,577
2,180	Daesung Holdings Co. Ltd.	16,462
1,090	Daewon Pharmaceutical Co. Ltd.	17,366
10,306	Daewon San Up Co. Ltd.	68,716
92,550	Daewoo Engineering & Construction Co. Ltd.(b)	607,170
912	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	14,937
7,695	Daewoong Co. Ltd.	106,803
513	Daewoong Pharmaceutical Co. Ltd.	51,971
902	Daihan Pharmaceutical Co. Ltd.	27,575
9,921	Daishin Securities Co. Ltd.	119,546
8,198	Dayou Automotive Seat Technology Co. Ltd.	8,378
1,831	Deutsch Motors, Inc.(b)	10,280
50,455	DGB Financial Group, Inc.	470,616
5,919	Digital Power Communications Co. Ltd.	21,503
887	Dio Corp(b)	26,839
1,795	DNF Co. Ltd.(b)	26,276
4,862	Dong Ah Tire & Rubber Co. Ltd.(c)	105,889
Shares		Value
SOUTH KOREA (continued)
358	Dong-A Socio Holdings Co. Ltd.	$38,984
585	Dong-A ST Co. Ltd.	46,681
4,103	Dong-Ah Geological Engineering Co. Ltd.	47,792
16,507	DONGBU Co. Ltd.(b)	11,566
2,480	Dongbu HiTek Co. Ltd.(b)	31,654
20,908	Dongbu Insurance Co. Ltd.	1,315,673
810	Dong-IL Corp.	40,198
3,239	Dongjin Semichem Co. Ltd.	59,556
665	DongKook Pharmaceutical Co. Ltd.	36,801
15,324	Dongkuk Industries Co. Ltd.	57,447
33,778	Dongkuk Steel Mill Co. Ltd.	327,122
2,706	Dongsuh Cos., Inc.	66,421
10,227	DONGSUNG Corp.	52,214
1,553	Dongwha Enterprise Co. Ltd.	49,278
17,479	Dongwon Development Co. Ltd.	88,460
287	Dongwon F&B Co. Ltd.	52,131
392	Dongwon Industries Co. Ltd.	99,894
221	Dongyang E&P, Inc.	2,387
2,644	Doosan Corp.	316,237
11,359	Doosan Engine Co. Ltd.(b)	42,786
23,714	Doosan Heavy Industries & Construction Co. Ltd.	370,416
41,564	Doosan Infracore Co. Ltd.(b)	343,538
1,300	Doubleugames Co. Ltd.	59,526
2,601	DRB Holding Co. Ltd.	19,687
2,814	Duozone Bizon Co. Ltd.	80,375
9,936	DY Corp.	67,668
2,154	DY POWER Corp.	45,758
382	e Tec E&C Ltd.	51,247
153	E1 Corp.	7,852
14,440	Easy Bio, Inc.	80,040
3,279	Elentec Co. Ltd.	12,527
6,808	EM-Tech Co. Ltd.	95,708
2,881	ENF Technology Co. Ltd.	70,074
15,659	Eugene Corp.	75,894
36,140	Eugene Investment & Securities Co. Ltd.(b)	95,806
3,297	EVERDIGM Corp.	30,458
1,101	Exicon Co. Ltd.	9,926
936	F&F Co. Ltd.	33,000
3,794	Farmsco	40,807
35,290	Farmstory Co. Ltd.(b)	40,476
519	Fila Korea Ltd.	31,362
7,435	Foosung Co. Ltd.(b)	59,262
452	Gamevil, Inc.(b)	25,538
520	Gaon Cable Co. Ltd.	11,000
404	Geumhwa PSC Co. Ltd.	14,424
696	Golfzon Co. Ltd.	28,794
4,062	GOLFZONNEWDIN Co. Ltd.	19,143
3,647	Grand Korea Leisure Co. Ltd.	91,147
5,299	Green Cross Corp.	997,982
3,228	Green Cross Holdings Corp.	109,055

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SOUTH KOREA (continued)
38,056	GS Engineering & Construction Corp.(b)	$883,167
17,664	GS Global Corp.(b)	49,191
25,901	GS Holdings Corp.	1,530,456
2,839	GS Retail Co. Ltd.	84,637
1,861	G-SMATT GLOBAL Co. Ltd.(b)	21,262
3,231	Halla Holdings Corp.	195,241
5,493	Han Kuk Carbon Co. Ltd.	28,731
27,554	Hana Financial Group, Inc.	1,179,287
3,827	Hana Micron, Inc.(b)	17,319
1,039	Hana Tour Service, Inc.	92,553
3,787	Hancom, Inc.	53,576
174	Handok, Inc.	3,805
7,271	Handsome Co. Ltd.	194,698
1,590	Hanil Cement Co. Ltd.	190,173
11,706	Hanjin Heavy Industries & Construction Co. Ltd.(b)	39,913
5,472	Hanjin Kal Corp.(b)	105,498
975	Hanjin Transportation Co. Ltd.	24,977
1,696	Hankook Cosmetics Co. Ltd.(b)	26,946
680	Hankuk Paper Manufacturing Co. Ltd.	16,054
841	Hanmi Pharm Co. Ltd.(b)	347,930
857	Hanmi Science Co. Ltd.(b)	70,221
3,807	Hanmi Semiconductor Co. Ltd.	34,150
2,383	Hanmiglobal Co. Ltd.	20,398
5,194	Hanon Systems	60,269
1,441	Hans Biomed Corp.(b)	21,351
7,442	Hansae Yes24 Holdings Co. Ltd.	67,090
143	Hanshin Construction Co. Ltd.	2,049
5,869	Hanshin Machinery Co.	20,011
966	Hansol Chemical Co. Ltd.	63,633
29,704	Hansol HomeDeco Co. Ltd.(b)	38,974
8,608	Hansol Paper Co. Ltd.	126,391
4,293	Hansol Technics Co. Ltd.(b)	67,632
662	Hanssem Co. Ltd.	100,746
39,670	Hanwha Chemical Corp.	1,078,191
25,115	Hanwha Corp.	1,000,924
195	Hanwha Galleria Timeworld Co. Ltd.(b)	6,266
28,083	Hanwha General Insurance Co. Ltd.(a)	204,541
28,818	Hanwha Investment & Securities Co. Ltd.(b)	74,338
5,184	Hanwha Life Insurance Co. Ltd.	36,647
2,501	Hanwha Techwin Co. Ltd.(b)	85,722
1,616	Hanyang Securities Co. Ltd.	11,683
11,947	HB Technology Co. Ltd.	45,640
2,857	Heungkuk Fire & Marine Insurance Co., Ltd.(b)	15,760
3,210	Hite Jinro Co. Ltd.	76,214
3,034	HMC Investment Securities Co. Ltd.	31,549
2,579	Hotel Shilla Co. Ltd.	180,243
5,644	HS Industries Co. Ltd.	53,904
2,585	Huchems Fine Chemical Corp.	54,337
Shares		Value
SOUTH KOREA (continued)
861	Humedix Co. Ltd.	$26,783
647	Huons Co. Ltd.(b)	38,750
2,671	Huons Global Co. Ltd.	101,085
3,840	Huvis Corp.	26,735
1,889	Huvitz Co. Ltd.	23,015
5,630	Hwangkum Steel & Technology Co. Ltd.	47,840
5,485	Hwasung Industrial Co. Ltd.	74,171
3,670	Hy-Lok Corp.	80,911
4,450	Hyosung Corp.	534,230
2,903	Hyundai BNG Steel Co. Ltd.	32,260
2,091	Hyundai Construction Equipment Co. Ltd.(b)	698,027
9,009	Hyundai Department Store Co. Ltd.	735,773
17,020	Hyundai Development Co-Engineering & Construction	609,186
1,913	Hyundai Electric & Energy System Co. Ltd.(b)	402,971
2,902	Hyundai Elevator Co. Ltd.	141,946
35,653	Hyundai Engineering & Construction Co. Ltd.	1,204,504
1,457	Hyundai Glovis Co. Ltd.	196,373
3,301	Hyundai Greenfood Co. Ltd.	47,142
3,594	Hyundai Livart Furniture Co. Ltd.	76,669
34,970	Hyundai Marine & Fire Insurance Co. Ltd.	1,415,530
1,752	Hyundai Rotem Co. Ltd.(b)	30,650
1,724	ICD Co. Ltd.	23,159
28,243	IHQ, Inc.(b)	47,897
687	Il Dong Pharmaceutical Co. Ltd.	13,920
2,212	Iljin Electric Co. Ltd.	9,082
7,945	Iljin Holdings Co. Ltd.	36,805
3,445	Iljin Materials Co. Ltd.	99,167
403	Ilshin Spinning Co. Ltd.	43,165
1,171	InBody Co. Ltd.	30,416
3,473	Initech Co. Ltd.(b)	19,003
1,372	Innocean Worldwide Inc.	94,051
2,072	Innox Advanced Materials Co., Ltd.(b)	135,193
4,028	Insun ENT Co. Ltd.(b)	24,376
1,393	Interojo Co. Ltd.	46,626
10,896	Interpark Holdings Corp.	40,701
2,599	IS Dongseo Co. Ltd.	80,149
1,378	ISC Co. Ltd.	26,075
5,011	ISU Chemical Co. Ltd.	76,707
5,556	IsuPetasys Co. Ltd.	21,944
1,973	J.ESTINA Co. Ltd.	11,746
1,265	Jastech Ltd.	21,001
52,431	JB Financial Group Co. Ltd.	275,645
6,109	Jcontentree Corp.(b)	22,629
861	Jeju Air Co. Ltd.	27,090
5,350	Jusung Engineering Co. Ltd.(b)	65,422
522	JVM Co. Ltd.	26,651

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SOUTH KOREA (continued)
2,470	JW Holdings Corp.	$17,748
1,234	JW Pharmaceutical Corp.	45,875
4,489	JYP Entertainment Corp.(b)	46,479
2,895	Kaon Media Co. Ltd.	24,987
20,670	KB Financial Group Inc.	1,077,456
3,881	KC Tech Co. Ltd.(c)	83,138
48,073	KEC Corp.(b)	56,854
1,953	KEPCO Engineering & Construction Co., Inc.	31,203
2,361	KG Chemical Corp.	34,350
7,458	KG Eco Technology Service Co. Ltd.	26,561
4,404	Kginicis Co. Ltd.	59,357
4,335	KGMobilians Co. Ltd.	26,737
848	KISCO Corp.	28,649
533	KISCO Holdings Co. Ltd.	38,012
680	Kishin Corp.	2,989
3,044	KISWIRE Ltd.	95,639
2,226	KIWOOM Securities Co. Ltd.	142,459
4,490	KMH Co. Ltd.(b)	37,472
18,872	Kodaco Co. Ltd.	51,629
1,319	Koh Young Technology, Inc.	90,417
1,469	Kolmar BNH Co. Ltd.	44,712
8,408	Kolon Industries, Inc.	568,113
1,741	Kolon Plastic, Inc.	11,624
5,221	Korea Autoglass Corp.	88,310
3,419	Korea Circuit Co. Ltd.	50,811
2,568	Korea Electric Terminal Co. Ltd.	160,450
4,846	Korea Information & Communications Co. Ltd.(b)	42,692
4,932	Korea Investment Holdings Co. Ltd.	278,659
1,117	Korea Kolmar Co. Ltd.	82,552
1,588	Korea Kolmar Holdings Co. Ltd.	63,925
5,252	Korea Line Corp.(b)	153,526
618	Korea PetroChemical Ind Co. Ltd.	137,903
1,632	Korea United Pharm, Inc.	35,179
17,345	Korean Air Lines Co. Ltd.(b)	489,998
42,800	Korean Reinsurance Co.	427,866
2,714	Kortek Corp.	35,126
1,183	KPX Chemical Co. Ltd.	79,511
2,793	KSS LINE Ltd.	24,257
5,046	KT Skylife Co. Ltd.	62,605
10,044	Kt Submarine Co. Ltd.	41,015
12,081	KTB Investment & Securities Co. Ltd.(b)	37,310
3,749	KTCS Corp.	8,048
4,664	Ktis Corp.	12,739
700	Kukdo Chemical Co. Ltd.	36,801
1,376	Kumho Industrial Co. Ltd.	11,864
3,137	Kumho Petrochemical Co. Ltd.	194,321
8,836	Kwang Dong Pharmaceutical Co. Ltd.	63,883
10,229	Kwangju Bank	107,736
Shares		Value
SOUTH KOREA (continued)
1,092	Kyeryong Construction Industrial Co. Ltd.(b)	$17,447
4,466	Kyobo Securities Co. Ltd.	36,275
1,118	Kyongbo Pharmaceutical Co. Ltd.	12,174
682	Kyung Dong Navien Co. Ltd.	24,623
2,747	Kyungbang Ltd.	35,675
1,746	Kyungdong Pharm Co. Ltd.	30,701
8,473	Kyung-In Synthetic Corp.	35,961
12,520	LB Semicon, Inc.(b)	28,608
7,239	Leadcorp Inc (The)	43,162
5,650	Lee Ku Industrial Co. Ltd.	11,624
1,206	LEENO Industrial, Inc.	55,114
9,257	LF Corp.	213,175
13,197	LG Electronics, Inc.	1,071,921
1,813	LG Hausys Ltd.	147,098
1,565	LG Innotek Co. Ltd.	240,264
10,592	LG International Corp.	274,644
1,098	LIG Nex1 Co. Ltd.	70,466
1,596	LMS Co. Ltd./South Korea	14,459
1,768	Lock & Lock Co. Ltd.	34,165
1,167	Loen Entertainment, Inc.	110,935
2,654	LOTTE Fine Chemical Co. Ltd.	95,348
3,512	LOTTE Himart Co. Ltd.	232,284
41,858	Lotte Non-Life Insurance Co. Ltd.	123,480
7,553	LS Corp.	532,590
4,601	LS Industrial Systems Co. Ltd.	245,994
7,860	Lumens Co. Ltd.(b)	25,362
14,408	Macquarie Korea Infrastructure Fund	109,569
867	Macrogen, Inc.(b)	21,049
564	Maeil Dairies Co., Ltd.(b)	35,239
762	Mando Corp.	222,067
1,128	Mds Technology Co. Ltd.	17,166
639	Medy-Tox, Inc.	241,546
16,916	Meritz Financial Group, Inc.	246,111
11,185	Meritz Fire & Marine Insurance Co. Ltd.	256,576
68,787	Meritz Securities Co. Ltd.	273,527
3,448	META BIOMED Co. Ltd.	10,587
7,104	MiCo Ltd.(b)	22,574
1,302	Minwise Co. Ltd.	28,124
35,221	Mirae Asset Life Insurance Co. Ltd.	184,224
7,937	Mobase Co. Ltd.	49,945
2,127	Modetour Network, Inc.	55,816
9,910	Moorim P&P Co. Ltd.	37,151
2,624	Muhak Co. Ltd.	42,510
2,496	Namhae Chemical Corp.	20,229
1,026	Neopharm Co. Ltd.	32,098
2,543	NEPES Corp.(b)	20,428
12,127	Nexen Corp.	88,218
12,832	Nexen Tire Corp.	147,178
35,520	NH Investment & Securities Co. Ltd.	445,447

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SOUTH KOREA (continued)
3,304	NHN KCP Corp.(b)	$51,904
3,584	NICE Holdings Co. Ltd.	50,864
5,313	NICE Information Service Co. Ltd.	40,546
3,498	NICE Total Cash Management Co. Ltd.	32,159
4,876	NK Co. Ltd.(b)	5,658
754	Nong Shim Holdings Co. Ltd.	77,059
1,577	Nong Woo Bio Co. Ltd.(b)	22,451
728	NongShim Co. Ltd.	225,804
454	Noroo Holdings Co. Ltd.	7,294
3,414	Noroo Paint & Coatings Co. Ltd.	27,608
2,740	NPC	14,747
6,272	NS Shopping Co. Ltd.	84,254
16,910	OCI Co. Ltd.	1,705,565
3,811	OPTRON-TEC, Inc.(b)	24,424
5,224	Orion Corp./Republic Of Korea(b)	494,260
2,075	Osstem Implant Co. Ltd.(b)	133,166
199	Ottogi Corp.	134,816
4,424	Paik Kwang Industrial Co. Ltd.(b)	10,741
35,393	Pan Ocean Co. Ltd.(b)	166,169
5,362	Paradise Co. Ltd.	96,199
4,829	Partron Co. Ltd.	37,672
15,667	Paru Co. Ltd.(b)	59,013
765	Pharma Research Products Co. Ltd.	30,522
8,309	Poongsan Corp.	363,776
898	POSCO Coated & Color Steel Co. Ltd.	22,443
8,282	Posco Daewoo Corp.	143,411
4,494	Posco ICT Co. Ltd.	28,199
15,195	Power Logics Co. Ltd.(b)	67,271
1,912	Protec Co. Ltd.	30,463
4,647	PSK, Inc.	93,118
180	Pulmuone Co. Ltd.	19,039
4,584	Pyeong Hwa Automotive Co. Ltd.	46,849
5,481	S&S Tech Corp.(b)	20,914
1,497	S&T Motiv Co. Ltd.	60,930
1,685	S-1 Corp.	137,766
854	Sajo Industries Co. Ltd.	55,721
1,443	Sam Chun Dang Pharm Co. Ltd.	16,808
422	Sam Yung Trading Co. Ltd.	6,724
163	Samchully Co. Ltd.	14,913
5,492	Samick Musical Instruments Co. Ltd.	9,583
1,305	Samick THK Co. Ltd.	20,967
6,581	Samji Electronics Co. Ltd.(b)	45,230
2,001	Samjin Pharmaceutical Co. Ltd.	59,118
577	Samkwang Glass Co. Ltd.	25,957
3,500	Sammok S-Form Co. Ltd.	40,769
6,651	Samsung Card Co. Ltd.	217,574
Shares		Value
SOUTH KOREA (continued)
11,301	Samsung Electro-Mechanics Co. Ltd.	$1,049,051
79,682	Samsung Engineering Co. Ltd.(b)	867,693
47,468	Samsung Heavy Industries Co. Ltd.(b)	499,953
6,903	Samsung Pharmaceutical Co. Ltd.(b)	21,565
4,416	Samsung SDI Co. Ltd.	811,975
6,252	Samsung SDS Co. Ltd.	1,155,143
10,934	Samsung Securities Co. Ltd.	347,436
11,879	SAMT Co. Ltd.	21,842
2,242	Samwha Capacitor Co. Ltd.	45,626
617	Samyang Corp.	53,420
426	Samyang Foods Co. Ltd.	23,080
2,726	Sang-A Frontec Co. Ltd.	33,699
10,570	Savezone I&C Corp.	48,588
5,185	SBS Media Holdings Co. Ltd.	14,046
6,080	Seah Besteel Corp.	172,303
485	SeAH Holdings Corp.	68,182
388	SeAH Steel Corp.	31,792
3,601	Sebang Co. Ltd.	43,713
3,398	Sebang Global Battery Co. Ltd.	102,666
1,617	Sebo Manufacturing Engineer Corp.	15,588
2,801	Sekonix Co. Ltd.	33,502
2,726	Seobu T&D	36,133
8,526	Seoul Semiconductor Co. Ltd.	208,898
3,508	Seowonintech Co. Ltd.	32,877
5,267	Seoyon E-Hwa Co. Ltd.	56,415
3,334	SFA Engineering Corp.	121,266
21,427	SFA Semicon Co. Ltd.(b)	48,004
8,409	SH Energy & Chemical Co. Ltd.	11,221
2,153	Shinsegae Co. Ltd.	440,074
802	Shinsegae Information & Communication Co. Ltd.	55,120
4,524	Showbox Corp.	22,290
36,517	Signetics Corp.(b)	46,284
3,938	Silicon Works Co. Ltd.	157,822
642	SK Bioland Co. Ltd.	11,203
5,896	SK Chemicals Co. Ltd.	388,909
1,727	SK Gas Ltd.	144,283
869	SK Materials Co. Ltd.	145,434
142,100	SK Networks Co. Ltd.	843,455
56,731	SK Securities Co. Ltd.(b)	63,043
4,247	SKC Co. Ltd.	150,683
1,591	SKCKOLONPI, Inc.	49,916
4,287	SL Corp.	87,818
1,105	SM Entertainment Co.(b)	32,794
3,546	Songwon Industrial Co. Ltd.	68,049
2,069	Soulbrain Co. Ltd.	127,056
15,386	Ssangyong Cement Industrial Co. Ltd.	222,478
790	Suheung Co. Ltd.	23,587
5,080	Sung Kwang Bend Co. Ltd.	45,026

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SOUTH KOREA (continued)
11,506	Sungchang Enterprise Holdings Ltd.	$28,191
3,961	Sungdo Engineering & Construction Co. Ltd.	23,370
7,382	Sungshin Cement Co. Ltd.(b)	35,317
20,469	Sungwoo Hitech Co. Ltd.	122,593
2,525	Sunjin Co. Ltd.	34,933
67	Suprema, Inc.(b)	1,462
2,233	Systems Technology, Inc.	36,375
6,520	Tae Kyung Industrial Co. Ltd.	30,146
210	Taekwang Industrial Co. Ltd.	213,871
21,432	Taeyoung Engineering & Construction Co. Ltd.(b)	164,133
8,575	TBH Global Co. Ltd. (The)(b)	67,201
2,118	Techwing, Inc.	31,571
1,053	Tera Semicon Co. Ltd.	27,727
1,108	TES Co Ltd.	34,169
8,316	Texcell-Netcom Co. Ltd.(b)	74,227
2,262	Thinkware Systems Corp.(b)	21,099
16,250	TK Chemical Corp.(b)	29,371
753	Tokai Carbon Korea Co. Ltd.	34,950
4,967	Top Engineering Co. Ltd.	30,901
1,904	Toptec Co. Ltd.	47,840
7,156	Tovis Co. Ltd.	51,737
1,613	UIL Co. Ltd.	10,611
3,120	Unid Co. Ltd.	128,799
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	27,755
2,607	UniTest, Inc.	26,993
1,674	Value Added Technologies Co. Ltd.	43,555
1,227	Viatron Technologies, Inc.	22,178
4,146	Vitzrocell Co. Ltd.(a)(b)(c)	33,539
495	Vp PLC	5,259
1,916	Webzen Inc(b)	47,885
3,260	Whanin Pharmaceutical Co. Ltd.	60,524
4,480	WiSoL Co. Ltd.	54,583
8,940	Wonik Holdings Corp.(b)	60,246
1,674	Wonik IPS Co. Ltd.(b)	54,164
411	Wonik Materials Co. Ltd.(b)	25,313
2,740	Wonik QnC Corp.(b)	28,492
12,035	Woongjin Co. Ltd.(b)	24,868
62,406	Woori Bank	913,517
3,901	Wooshin Systems Co. Ltd.	30,084
4,055	Y G-1 Co. Ltd.	50,672
3,685	Yearimdang Publishing Co. Ltd.(b)	32,661
1,080	YESCO Co. Ltd.	36,631
2,162	Youlchon Chemical Co. Ltd.	32,130
49	Young Poong Corp.	48,679
11,398	Youngone Corp.	349,972
2,002	Youngone Holdings Co. Ltd.	100,069
16,555	Yuanta Securities Korea Co. Ltd.(b)	49,871
899	Yuhan Corp.	163,695
Shares		Value
SOUTH KOREA (continued)
6,279	Yungjin Pharmaceutical Co. Ltd.(b)	$49,824
2,552	Zeus Co. Ltd.	38,154
		58,874,407
SPAIN — 0.4%
22,780	Acciona SA	1,886,923
56,641	Acerinox SA	813,842
54,887	ACS Actividades de Construccion y Servicios SA	2,164,523
17,364	Almirall SA	168,082
33,799	Applus Services SA	472,449
12,806	Atresmedia Corp. de Medios de Comunicaion SA	131,568
2,752	Azkoyen SA	25,709
1,029,597	Banco de Sabadell SA	2,061,641
59,752	Banco Popular Espanol SA(b)(c)	0
143,492	Bankinter SA	1,354,389
895	Baron de Ley(b)	116,765
16,407	Bolsas y Mercados Espanoles SHMSF SA	563,699
20,024	Caja de Ahorros del Mediterraneo(a)(b)(c)	0
35,477	Cellnex Telecom SA	880,850
6,043	Cia de Distribucion Integral Logista Holdings SA	141,593
15,715	Cie Automotive SA	467,159
4,520	Construcciones y Auxiliar de Ferrocarriles SA	186,122
80,465	Deoleo SA(b)	16,871
129,987	Distribuidora Internacional de Alimentacion SA	635,944
23,741	Ebro Foods SA	571,208
86,329	EDP Renovaveis SA	713,978
22,694	eDreams ODIGEO SA(b)	70,317
15,183	Elecnor SA	214,530
85,982	Enagas SA	2,476,860
67,086	Ence Energia y Celulosa SA	389,163
90,277	Ercros SA	292,237
32,853	Euskaltel SA	263,136
27,381	Faes Farma SA	92,814
9,353	Fluidra SA	94,785
8,488	Fomento de Construcciones y Contratas SA(b)	90,132
16,692	Grupo Catalana Occidente SA	702,500
47,660	Grupo Ezentis SA(b)	31,534
1,905	Iberpapel Gestion SA	59,426
25,809	Indra Sistemas SA(b)	370,985
25,895	Inmobiliaria Colonial SA	246,408
1,502	Laboratorios Farmaceuticos Rovi SA	28,186
138,741	Liberbank SA(b)	64,160
393,018	Mapfre SA	1,285,979
46,589	Mediaset Espana Comunicacion SA	506,440
20,767	Melia Hotels International SA	284,238

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SPAIN (continued)
3,643	Miquel y Costas & Miquel SA	$131,974
36,835	NH Hotel Group SA	232,986
44,830	Obrascon Huarte Lain SA(b)	251,806
24,898	Papeles y Cartones de Europa SA	258,702
9,982	Pharma Mar SA(b)	38,138
1,765	Prim SA	20,416
31,611	Prosegur Cia de Seguridad SA	241,184
28,335	Red Electrica Corp. SA	627,444
88,815	Sacyr SA(b)	228,121
12,063	Saeta Yield SA	134,741
2,458	Siemens Gamesa Renewable Energy SA	35,647
32,524	Talgo SA	159,498
861	Tecnicas Reunidas SA	27,711
30,529	Tubacex SA(b)	108,463
38,173	Tubos Reunidos SA(b)	39,797
4,430	Vidrala SA	401,212
8,488	Viscofan SA	513,939
34,839	Vocento SA(b)	60,467
39,000	Zardoya Otis SA	422,491
		24,871,882
SWEDEN — 0.9%
222,625	AAK AB(a)	18,003,276
28,539	Acando AB	96,816
3,798	Addlife AB	74,856
5,641	AddNode Group AB	45,820
12,819	AddTech AB - Class B	284,045
697,344	AF AB - B Shares(a)	14,368,952
11,378	Ahlstrom-Munksjo Oyj	249,434
4,896	Alimak Group AB	87,725
3,189	Atrium Ljungberg AB - Class B	52,873
6,581	Attendo AB	77,392
2,983	Avanza Bank Holding AB	112,419
75,816	Axactor AB(b)	27,289
19,917	Axfood AB	360,196
4,430	BE Group AB(b)	28,046
5,500	Beijer Alma AB	177,384
3,886	Beijer Ref AB	135,542
7,695	Bergman & Beving AB - Class B	87,551
44,970	Betsson AB	352,921
35,606	Bilia AB - A Shares	318,987
78,125	BillerudKorsnas AB	1,344,754
2,871	BioGaia AB - Class B	104,426
8,156	Biotage AB	72,581
3,705	Bjorn Borg AB	14,782
1,799	Bonava AB	25,959
53,125	Bonava AB - Class B	773,556
13,752	Bufab AB	164,269
7,831	Bulten AB	111,081
33,716	Byggmax Group AB	229,562
21,585	Castellum AB	346,272
1,272	Catena AB	22,639
7,218	Clas Ohlson AB - Class B	124,803
Shares		Value
SWEDEN (continued)
78,435	Cloetta AB - B Shares	$265,146
5,320	Collector AB(b)	56,208
30,492	Com Hem Holding AB	457,836
4,799	Coor Service Management Holding AB	37,834
1,200	Dedicare AB - Class B	15,911
5,878	Dios Fastigheter AB	38,617
36,761	Dometic Group AB	319,674
13,750	Doro AB	79,659
15,850	Duni AB	236,189
8,279	Dustin Group AB	74,170
862	Elanders AB - B Shares	9,396
37,905	Elekta AB - Class B	364,486
4,800	Eltel AB(b)	13,646
2,635	Enea AB	26,203
1,232	eWork Group AB	14,054
12,359	Fabege AB	261,008
6,669	Fagerhult AB	84,641
8,150	Fastighets AB Balder - Class B(b)	212,228
999	FastPartner AB	16,229
42,592	Getinge AB - B Shares	838,444
42,380	Granges AB	439,157
27,379	Gunnebo AB	112,830
3,932	Haldex AB(b)	43,680
12,523	Hemfosa Fastigheter AB	152,131
49,658	Hexpol AB	502,414
5,834	HIQ International AB	41,813
16,146	Holmen AB - Class B	793,640
9,802	Hufvudstaden AB - Class A	161,344
19,749	Indutrade AB	547,768
16,846	Intrum Justitia AB	590,399
10,171	Inwido AB	112,078
4,575	ITAB Shop Concept AB - Class B	35,932
30,789	JM AB	812,419
43,237	KappAhl AB	315,046
8,338	Karo Pharma AB	39,540
33,241	Klovern AB - B Shares	44,749
6,404	KNOW IT AB	117,039
16,156	Kungsleden AB	115,308
8,118	Lagercrantz Group AB - B Shares	86,303
3,734	Lifco AB - B Shares	133,809
27,257	Lindab International AB	224,655
31,407	Loomis AB - Class B	1,260,159
11,667	Mekonomen AB	235,524
31,113	Modern Times Group MTG AB - Class B	1,187,041
7,695	Momentum Group AB - Class B(b)	94,675
8,390	MQ Holding AB	31,970
13,849	Mycronic AB	164,600
19,291	NCC AB - Class B	416,391
2,159	Nederman Holding AB	62,539
66,395	Net Insight AB - Class B(b)	41,637

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SWEDEN (continued)
33,902	NetEnt AB	$268,692
27,131	New Wave Group AB - Class B	179,865
41,644	Nibe Industrier AB - Class B	416,607
31,265	Nobia AB	256,569
32,613	Nobina AB	177,252
7,901	Nolato AB - B Shares	437,914
556	OEM International AB - B Shares	12,951
175,440	Opus Group AB	129,930
117,641	Peab AB	1,141,750
2,570	Platzer Fastigheter Holding AB - Class B	15,349
37,175	Pricer AB - B Shares	40,409
2,279	Proact IT Group AB	53,085
38,765	Qliro Group AB(b)	84,738
52,789	Ratos AB - B Shares	253,426
2,630	Raysearch Laboratories AB(b)	58,276
8,060	Recipharm AB - B Shares	98,684
22,978	Rottneros AB	20,586
8,304	Saab AB - Class B	424,343
166	Sagax AB - Class B	2,019
61,478	SAS AB(b)	190,199
23,896	Scandi Standard AB	169,123
8,472	Scandic Hotels Group AB	109,295
3,644	Sectra AB - B Shares	71,386
7,592	Semcon AB	45,344
10,844	SkiStar AB	237,044
31,885	SSAB AB - A Shares(b)	157,107
147,413	SSAB AB - B Shares(b)	594,130
69,161	SSAB AB - Class A(b)	339,541
176,772	SSAB AB - Class B(b)	712,650
13,247	Sweco AB - Class B	283,401
18,817	Swedish Orphan Biovitrum AB(b)	278,715
8,490	Swedol AB - Class B	34,988
3,229	Systemair AB	48,888
24,010	Tele2 AB - B Shares	305,443
3,843	Thule Group AB	85,980
4,188	Tobii AB(b)	21,511
866	Troax Group AB	29,275
9,116	Victoria Park AB - B Shares	33,647
2,479	Vitrolife AB	198,103
15,269	Wallenstam AB	142,628
6,462	Wihlborgs Fastigheter AB	153,452
		58,928,672
SWITZERLAND — 1.2%
4,983	Allreal Holding AG	833,122
3,034	ALSO Holding AG	410,555
276	APG SGA SA	111,836
15,516	Arbonia AG(b)	271,392
31,625	Aryzta AG	1,003,923
11,073	Ascom Holding AG	253,614
827	Autoneum Holding AG	223,401
275	Bachem Holding AG - Class B	34,732
28,329	Baloise Holding AG	4,466,648
Shares		Value
SWITZERLAND (continued)
640	Bank Cler AG	$27,136
554	Banque Cantonale de Geneve	89,293
935	Banque Cantonale Vaudoise	672,443
424	Barry Callebaut AG	661,723
1,131	Belimo Holding AG(a)	4,849,815
715	Bell Food Group AG	308,712
2,721	Bellevue Group AG	63,276
1,224	Berner Kantonalbank AG	220,839
987	BKW AG	57,678
2,740	Bobst Group SA	292,772
1,166	Bossard Holding AG	275,474
2,875	Bucher Industries AG	1,125,332
14,425	Burckhardt Compression Holding AG	4,297,931
232	Burkhalter Holding AG	27,789
1,012	Calida Holding AG	37,532
111	Carlo Gavazzi Holding AG	37,022
12,616	Cavotec SA	39,483
5,780	Cembra Money Bank AG	517,949
178	Cham Paper Holding AG	72,215
446	Cicor Technologies(b)	22,978
539	Cie Financiere Tradition SA	51,353
133,112	Clariant AG	3,348,981
638	Coltene Holding AG	63,311
203	Conzzeta AG	199,409
25,226	Daetwyler Holding AG	4,232,779
3,583	DKSH Holding AG	300,424
821	dormakaba Holding AG	812,236
9,998	Dufry AG(b)	1,488,200
2,785	EDAG Engineering Group AG	43,617
38,356	EFG International AG	350,631
1,177	Emmi AG	734,998
2,219	Energiedienst Holding AG	57,496
721	Feintool International Holding AG	85,640
554	Fenix Outdoor International AG	66,110
46,077	Ferrexpo Plc	155,563
7,003	Flughafen Zuerich AG	1,523,231
291	Forbo Holding AG	439,862
61,396	GAM Holding AG	956,957
3,740	Garmin Ltd.	211,721
2,355	Georg Fischer AG	2,901,113
228	Gurit Holding AG	262,132
3,618	Helvetia Holdings AG	1,945,629
3,758	Highlight Communications AG(b)	22,128
289	HOCHDORF Holding AG	80,386
4,590	Huber & Suhner AG	248,444
12	Hypothekarbank Lenzburg AG	53,526
7,940	Implenia AG	501,796
338	Inficon Holding AG	209,884
136	Interroll Holding AG	194,393
104	Intershop Holding AG	51,080
100,579	IWG Plc	287,739
578	Jungfraubahn Holding AG	73,637

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SWITZERLAND (continued)
1,015	Kardex AG	$120,866
1,169	Komax Holding AG	334,536
19,796	Kudelski SA	243,072
60,115	Landis+Gyr Group AG(b)	4,097,449
144	LEM Holding SA	188,363
27,163	Logitech International SA	970,370
1,064	Luzerner Kantonalbank AG	479,128
725	MCH Group AG	49,234
74	Metall Zug AG - Class B	284,310
16,431	Meyer Burger Technology AG(b)	30,634
1,603	Mobilezone Holding AG	20,004
2,383	Mobimo Holding AG	601,931
111,727	OC Oerlikon Corp AG	1,791,843
5,837	Oriflame Holding AG	210,356
2,258	Orior AG	176,539
1,572	Panalpina Welttransport Holding AG	216,344
288	Phoenix Mecano AG	167,433
326	Plazza AG	75,712
2,374	PSP Swiss Property AG	208,928
1,363	Rieter Holding AG	318,737
154	Romande Energie Holding SA	174,584
95	Schaffner Holding AG(b)	30,186
272,660	Schmolz & Bickenbach AG(b)	251,438
262	Schweiter Technologies AG	321,443
3,690	SFS Group AG	437,185
1,808	Siegfried Holding AG	565,425
1,983	Sonova Holding AG	357,980
861	St. Galler Kantonalbank AG	388,794
39,008	STMicroelectronics NV	917,857
1,913	Straumann Holding AG	1,335,543
4,456	Sulzer AG	570,818
18,875	Sunrise Communications Group AG	1,570,315
8,494	Swiss Life Holding AG	2,952,658
2,320	Swissquote Group Holding SA	80,577
953	Tamedia AG	132,206
6,327	Tecan Group AG	1,338,142
22,864	Temenos Group AG	2,640,137
235	Thurgauer Kantonalbank	23,190
25,930	Transocean Ltd.(b)	272,265
45,534	U-Blox AG	8,936,558
6,050	Valiant Holding AG	622,799
1,862	Valora Holding AG	596,777
437	Vaudoise Assurances Holding SA	231,499
94	Vetropack Holding AG	178,926
8,356	Vifor Pharma AG	1,074,600
16,937	Von Roll Holding AG(b)	25,296
14,574	Vontobel Holding AG	906,447
60	VZ Holding AG	20,734
679	Walter Meier AG	27,973
14,014	Weatherford International Plc(b)	48,629
1,680	Wizz Air Holdings Plc(b)	73,075
Shares		Value
SWITZERLAND (continued)
331	Ypsomed Holding AG	$57,630
7,747	Zehnder Group AG	284,208
61	Zug Estates Holding AG - B Shares	107,368
34	Zuger Kantonalbank AG	180,624
		81,580,696
TAIWAN — 1.2%
66,000	AcBel Polytech, Inc.	50,223
71,000	Accton Technology Corp.	228,823
1,857,878	Acer, Inc.	960,987
66,000	Aces Electronic Co. Ltd.	59,524
7,000	Acter Co. Ltd.	41,546
16,000	Actron Technology Corp.	58,887
3,000	Addcn Technology Co. Ltd.	27,156
9,998	Adlink Technology, Inc.	22,807
8,000	Advanced Ceramic X Corp.	87,800
50,000	Advanced Connectek, Inc.	15,252
48,000	Advanced International Multitech Co. Ltd.	59,524
26,000	Advanced Optoelectronic Technology, Inc.	30,345
65,373	Advancetek Enterprise Co. Ltd.	39,450
64,000	AGV Products Corp.(b)	15,979
17,916	Airtac International Group	290,189
9,000	All Ring Tech Co. Ltd.	22,381
26,850	Alltek Technology Corp.	18,785
11,000	Alltop Technology Co. Ltd.	31,148
85,000	Alpha Networks, Inc.	65,949
49,050	Altek Corp.	47,408
44,000	Ambassador Hotel (The)	33,555
18,000	AMPOC Far-East Co. Ltd.	15,756
28,000	AmTRAN Technology Co. Ltd.	14,344
20,000	Apacer Technology, Inc.	26,128
26,000	APCB, Inc.	25,690
14,000	Apex Biotechnology Corp.	15,319
79,161	Apex International Co. Ltd.	56,038
37,000	Arcadyan Technology Corp.	58,151
165,872	Ardentec Corp.	157,020
315,000	Asia Cement Corp.	280,956
193,000	Asia Pacific Telecom Co. Ltd.(b)	63,865
132,100	Asia Vital Components Co. Ltd.	125,269
4,208	Asmedia Technology, Inc.	47,020
4,000	ASPEED Technology, Inc.	92,442
19,000	Aten International Co. Ltd.	48,635
1,925,000	AU Optronics Corp.	788,267
44,800	Audix Corp.	66,325
24,291	AVY Precision Technology, Inc.	39,949
13,000	Axiomtek Co. Ltd.	22,242
100,278	Bank of Kaohsiung Co. Ltd.	30,722
49,000	BenQ Materials Corp.(b)	32,007
174,350	BES Engineering Corp.	39,946
11,000	Bothhand Enterprise, Inc.	24,947
13,000	C Sun Manufacturing Ltd.	12,371
9,000	Capital Futures Corp.	13,876

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
TAIWAN (continued)
316,781	Capital Securities Corp.	$109,762
118,000	Career Technology Manufacturing Co. Ltd.	137,525
177,300	Cathay Real Estate Development Co. Ltd.	99,057
22,000	Center Laboratories, Inc.(b)	35,087
19,760	Central Reinsurance Co. Ltd.	10,286
180,000	Chailease Holding Co. Ltd.	464,331
26,000	ChainQui Construction Development Co. Ltd.	18,018
1,730	Chang Wah Electromaterials, Inc.	8,087
50,000	Channel Well Technology Co. Ltd.	56,699
12,000	Chant Sincere Co. Ltd.	13,230
30,185	Charoen Pokphand Enterprise	63,754
14,000	CHC Healthcare Group	17,315
13,000	CHC Resources Corp.	23,535
15,000	Chen Full International Co. Ltd.	24,047
22,000	Chenbro Micom Co. Ltd.	36,363
230,920	Cheng Loong Corp.	135,139
189,797	Cheng Uei Precision Industry Co. Ltd.	308,677
36,000	Chenming Mold Industry Corp.	23,038
13,000	Chian Hsing Forging Industrial Co. Ltd.	34,914
125,649	Chicony Electronics Co. Ltd.	314,544
30,150	Chicony Power Technology Co. Ltd.	65,679
32,251	Chilisin Electronics Corp.	110,143
76,000	Chimei Materials Technology Corp.(b)	34,649
1,283,744	China Airlines Ltd.(b)	523,551
209,000	China Bills Finance Corp.	104,987
64,000	China Chemical & Pharmaceutical Co. Ltd.	37,985
51,000	China Electric Manufacturing Corp.(b)	15,997
73,444	China General Plastics Corp.	68,794
277,374	China Life Insurance Co. Ltd.	262,112
106,077	China Metal Products	97,602
1,341,000	China Petrochemical Development Corp.(b)	598,035
12,114	China Steel Chemical Corp.	48,401
37,000	China Steel Structure Co. Ltd.	23,984
742,387	China Synthetic Rubber Corp.	1,033,845
31,360	China Wire & Cable Co. Ltd.	28,075
21,000	Chinese Maritime Transport Ltd.	19,705
85,883	Chin-Poon Industrial Co. Ltd.	179,116
284,000	Chipbond Technology Corp.	553,696
117,751	Chipmos Technologies, Inc.	117,323
16,000	Chong Hong Construction Co. Ltd.	39,099
33,876	Chroma ATE, Inc.	165,115
64,000	Chun Yu Works & Co. Ltd.	30,345
162,779	Chun Yuan Steel	60,989
Shares		Value
TAIWAN (continued)
400,000	Chung Hung Steel Corp.(b)	$153,186
138,779	Chung Hwa Pulp Corp.	49,236
56,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	39,173
1,000	Chunghwa Precision Test Tech Co. Ltd.	36,307
14,000	Chyang Sheng Dyeing & Finishing Co. Ltd.	12,464
7,000	Cleanaway Co. Ltd.	40,269
113,348	Clevo Co.	116,507
533,000	CMC Magnetics Corp.(b)	78,997
30,034	CoAsia Microelectronics Corp.(b)	15,485
2,749,000	Compal Electronics, Inc.	2,023,502
1,451,000	Compeq Manufacturing Co. Ltd.	1,705,531
18,000	Compucase Enterprise	24,022
51,000	Concord Securities Co. Ltd.(b)	14,238
8,400	Concraft Holding Co. Ltd.	101,102
68,873	Continental Holdings Corp.	32,998
157,200	Coretronic Corp.	188,164
30,148	Co-Tech Development Corp.(b)	44,783
94,000	CSBC Corp. Taiwan(b)	40,206
1,324,000	CTBC Financial Holding Co. Ltd.	847,269
54,838	CTCI Corp.	85,004
7,590	Cub Elecparts, Inc.	74,869
18,000	CviLux Corp.	19,606
6,000	Cyberpower Systems, Inc.	22,878
36,000	CyberTAN Technology, Inc.	22,023
6,600	Cypress Technology Co. Ltd.	27,026
81,000	DA CIN Construction Co. Ltd.	48,209
76,321	Da-Li Development Co. Ltd.	84,774
95,000	Danen Technology Corp.(b)	24,097
98,000	Darfon Electronics Corp.	86,109
147,000	Darwin Precisions Corp.	159,139
29,111	De Licacy Industrial Co. Ltd.	24,710
66,201	Delpha Construction Co. Ltd.	29,962
24,000	Depo Auto Parts Industrial Co. Ltd.	64,139
198,904	D-Link Corp.	74,524
60,183	Dynamic Electronics Co. Ltd.(b)	23,347
39,000	Dynapack International Technology Corp.	66,208
118,000	E Ink Holdings, Inc.	164,718
31,620	Eclat Textile Co. Ltd.	377,958
3,000	ECOVE Environment Corp.	16,612
38,000	Edison Opto Corp.(b)	19,656
45,895	Edom Technology Co. Ltd.	23,891
13,520	eGalax_eMPIA Technology, Inc.	22,504
51,320	Elan Microelectronics Corp.	78,700
14,000	E-LIFE MALL Corp.	29,245
20,736	Elite Advanced Laser Corp.	84,224
18,967	Elite Material Co. Ltd.	75,467

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
TAIWAN (continued)
37,000	Elite Semiconductor Memory Technology, Inc.	$60,973
126,489	Elitegroup Computer Systems Co. Ltd.(b)	98,978
7,000	eMemory Technology, Inc.	85,761
57,011	ENG Electric Co. Ltd.	23,062
8,000	Ennoconn Corp.	113,662
133,000	EnTie Commercial Bank Co. Ltd.	55,785
28,000	Epileds Technologies, Inc.(b)	19,682
986,015	Epistar Corp.(b)	1,595,435
16,000	Eson Precision Ind. Co., Ltd.	28,382
142,033	Eternal Materials Co. Ltd.	143,401
28,000	E-Ton Solar Tech Co. Ltd.(b)	9,173
6,000	Eurocharm Holdings Co. Ltd.	18,601
7,728,074	Eva Airways Corp.	3,805,166
154,960	Everest Textile Co. Ltd.	75,786
246,000	Evergreen International Storage & Transport Corp.	114,193
1,592,138	Evergreen Marine Corp. Taiwan Ltd.(b)	952,870
129,342	Everlight Chemical Industrial Corp.	81,055
88,643	Everlight Electronics Co. Ltd.	135,347
403,062	Far Eastern Department Stores Ltd.	198,461
750,724	Far Eastern International Bank	232,987
39,478	Faraday Technology Corp.	60,671
78,000	Farglory Land Development Co. Ltd.	85,217
127,255	Federal Corp.	59,705
13,000	Feedback Technology Corp.	38,880
103,320	Feng Hsin Steel Co. Ltd.	178,483
49,720	Feng TAY Enterprise Co. Ltd.	224,205
1,635,000	First Financial Holding Co. Ltd.	1,054,419
72,120	First Hotel	37,185
61,000	First Insurance Co. Ltd. (The)	27,103
270,859	First Steamship Co. Ltd.(b)	71,757
52,049	FLEXium Interconnect, Inc.	199,329
9,955	Flytech Technology Co. Ltd.	28,024
37,000	Focaltech Systems Co. Ltd.	39,810
9,764	Formosa International Hotels Corp.	49,047
7,000	Formosa Laboratories, Inc.	19,102
31,203	Formosa Oilseed Processing Co. Ltd.	67,197
114,792	Formosan Union Chemical	70,224
33,000	Fortune Electric Co. Ltd.	21,063
58,210	Founding Construction & Development Co. Ltd.	30,013
316,000	Foxconn Technology Co. Ltd.	1,006,900
11,550	Foxsemicon Integrated Technology, Inc.	81,954
12,000	Fulgent Sun International Holding Co. Ltd.	30,359
169,000	Fulltech Fiber Glass Corp.	89,096
106,466	Fwusow Industry Co. Ltd.	61,953
Shares		Value
TAIWAN (continued)
40,000	Gemtek Technology Corp.	$32,295
20,000	General Interface Solution Holding Ltd.	183,358
7,000	Genius Electronic Optical Co. Ltd.(b)	78,798
112,000	Getac Technology Corp.	156,342
21,000	Giant Manufacturing Co. Ltd.	107,926
122,000	Giantplus Technology Co. Ltd.	94,657
103,781	Gigabyte Technology Co. Ltd.	160,698
6,400	Gigasolar Materials Corp.	57,826
54,000	Gigastorage Corp.(b)	34,467
150,570	Gintech Energy Corp.(b)	94,357
167,000	Global Brands Manufacture Ltd.	76,967
8,000	Global Mixed Mode Technology, Inc.	18,409
7,000	Global PMX Co. Ltd.	41,082
6,000	Global Unichip Corp.	59,683
14,000	Globalwafers Co. Ltd.	161,773
76,650	Globe Union Industrial Corp.	51,211
170,880	Gloria Material Technology Corp.	112,751
13,000	Glory Science Co. Ltd.	27,026
181,770	Gold Circuit Electronics Ltd.(b)	62,078
187,852	Goldsun Building Materials Co. Ltd.(b)	56,182
12,485	Gourmet Master Co. Ltd.	143,232
42,000	Grand Ocean Retail Group Ltd.	31,194
376,000	Grand Pacific Petrochemical	284,872
4,000	Grand Plastic Technology Corp.	25,531
8,000	Grape King Bio Ltd.	46,022
59,000	Great China Metal Industry	49,885
40,000	Great Taipei Gas Co. Ltd.	34,284
216,946	Great Wall Enterprise Co. Ltd.	246,730
72,000	Greatek Electonics, Inc.	132,973
92,000	Green Energy Technology, Inc.(b)	59,026
141,000	Hannstar Board Corp.	85,321
3,217,000	HannStar Display Corp.	1,247,995
221,000	HannsTouch Solution, Inc.(b)	77,307
30,300	Harvatek Corp.(b)	16,929
89,000	Hey Song Corp.	91,775
66,666	Highwealth Construction Corp.	89,081
77,620	Hitron Technology, Inc.	56,363
23,026	Hiwin Technologies Corp.	230,569
273,531	Ho Tung Chemical Corp.(b)	82,623
87,000	Hocheng Corp.(b)	26,972
28,000	Holtek Semiconductor, Inc.	64,802
26,106	Holy Stone Enterprise Co. Ltd.	48,646
52,514	Hong Pu Real Estate Development Co. Ltd.	35,259
29,624	Hota Industrial Manufacturing Co. Ltd.	138,005
46,678	Hsin Kuang Steel Co. Ltd.	46,509
54,143	Hsing TA Cement Co.	23,159
338,000	HTC Corp.(b)	757,599
11,000	Hu Lane Associate, Inc.	62,733

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
TAIWAN (continued)
62,479	Huaku Development Co. Ltd.	$140,249
31,000	Hung Ching Development & Construction Co. Ltd.	20,609
74,000	Hung Sheng Construction Ltd.	58,519
42,830	Hwa Fong Rubber Co. Ltd.	16,260
30,110	Ibase Technology, Inc.	53,013
34,341	Ichia Technologies, Inc.(b)	18,674
9,436	Innodisk Corp.	34,885
2,164,000	Innolux Corp.	947,124
15,000	Integrated Service Technology, Inc.	56,699
4,000	International Games System Co. Ltd.	21,088
1,435,155	Inventec Corp.	1,113,501
12,000	I-Sheng Electric Wire & Cable Co. Ltd.	17,268
42,000	ITEQ Corp.	87,873
15,000	Jarllytec Co. Ltd.	27,006
10,000	Jentech Precision Industrial Co. Ltd.	25,630
10,500	Jess-Link Products Co. Ltd.	11,802
459,731	Jih Sun Financial Holdings Co. Ltd.	122,099
4,680	Johnson Health Tech Co. Ltd.	5,121
13,000	Kaulin Manufacturing Co. Ltd.	8,513
136,682	Kenda Rubber Industrial Co. Ltd.	181,279
38,000	Kerry TJ Logistics Co. Ltd.	46,052
109,000	Kindom Construction Corp.	69,572
36,720	King Chou Marine Technology Co. Ltd.	40,605
4,000	King Slide Works Co. Ltd.	53,515
526,184	King Yuan Electronics Co. Ltd.	557,422
5,000	Kingpak Technology, Inc.	44,762
374,185	King’s Town Bank Co. Ltd.	408,806
27,062	King’s Town Construction Co. Ltd.(b)	20,413
25,000	Kinik Co.	65,236
24,000	Kinko Optical Co. Ltd.	37,123
646,343	Kinpo Electronics, Inc.	222,881
277,000	Kinsus Interconnect Technology Corp.	698,022
5,000	KMC Kuei Meng International, Inc.	21,884
16,328	KS Terminals, Inc.	43,419
6,000	Kung Long Batteries Industrial Co. Ltd.	29,046
81,000	Kung Sing Engineering Corp.	30,886
31,000	Kuo Toong International Co. Ltd.(b)	18,656
104,982	Kuoyang Construction Co. Ltd.	42,467
74,799	Kwong Fong Industries Corp.	52,330
17,000	Kwong Lung Enterprise Co. Ltd.	24,153
39,000	L&K Engineering Co. Ltd.	48,815
8,000	Land Mark Optoelectronics Corp.	101,991
Shares		Value
TAIWAN (continued)
14,000	Lanner Electronics, Inc.	$19,868
17,000	Laser Tek Taiwan Co. Ltd.	17,671
1,218,000	LCY Chemical Corp.	1,663,874
94,714	Lealea Enterprise Co. Ltd.(b)	35,487
43,000	LEE CHI Enterprises Co. Ltd.	17,465
15,000	Lelon Electronics Corp.	25,664
62,275	Leofoo Development Co. Ltd.(b)	16,539
199,000	Lextar Electronics Corp.(b)	120,418
12,400	Li Cheng Enterprise Co. Ltd.	22,695
167,788	Li Peng Enterprise Co. Ltd.(b)	48,012
34,629	Lian Hwa Food Corp.	38,579
282,640	Lien Hwa Industrial Corp.	299,888
137,000	Lingsen Precision Industries Ltd.	73,135
75,882	Lite-On Semiconductor Corp.	95,357
18,000	Lite-On Technology Corp.	25,395
122,000	Long Bon International Co. Ltd.	56,835
267,746	Long Chen Paper Co. Ltd.	394,168
29,000	Longwell Co.	70,482
8,451	Lotes Co. Ltd.	52,119
69,000	Lucky Cement Corp.	19,927
12,545	Lumax International Corp. Ltd.	23,959
5,000	Macauto Industrial Co. Ltd.	25,780
10,500	Macroblock Inc.	23,674
90,274	Macronix International(b)	164,627
11,000	Mag Layers Scientific-Technics Co. Ltd.	22,248
30,213	Makalot Industrial Co. Ltd.	139,747
327,998	Masterlink Securities Corp.	91,789
26,095	Meiloon Industrial Co. Ltd.	28,596
178,740	Mercuries & Associates Holding Ltd.	144,606
305,517	Mercuries Life Insurance Co. Ltd.(b)	161,068
12,091	Merry Electronics Co. Ltd.	92,207
64,000	Microbio Co. Ltd.(b)	44,351
36,404	Micro-Star International Co. Ltd.	88,718
48,000	MIN AIK Technology Co. Ltd.(c)	44,722
34,036	Mirle Automation Corp.	51,913
4,000	Nak Sealing Technologies Corp.	11,061
34,000	Namchow Chemical Industrial Co. Ltd.	68,655
42,590	Nan Kang Rubber Tire Co. Ltd.	38,552
68,005	Nantex Industry Co. Ltd.	49,381
21,000	National Petroleum Co. Ltd.	27,121
114,428	Neo Solar Power Corp.(b)	58,050
11,000	Nexcom International Co. Ltd.	11,507
34,043	Nichidenbo Corp.	32,226
24,000	Nien Made Enterprise Co. Ltd.	249,872
955,000	Novatek Microelectronics Corp.	3,530,645
17,000	Nuvoton Technology Corp.	42,839
137,090	OptoTech Corp.	94,546

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
TAIWAN (continued)
177,000	Orient Semiconductor Electronics Ltd.(b)	$53,993
35,500	Oriental Union Chemical Corp.	30,545
19,440	Paiho Shih Holdings Corp.	42,929
156,453	Pan Jit International, Inc.	156,663
7,000	Parade Technologies Ltd.	113,845
4,242	Paragon Technologies Co. Ltd.	4,923
13,323	PChome Online, Inc.	77,086
2,000	Pharmally International Holding Co. Ltd.	30,936
103,616	Phihong Technology Co. Ltd.(b)	44,319
21,000	Phison Electronics Corp.	249,623
12,000	Planet Technology Corp.	22,441
24,000	Plotech Co. Ltd.	14,324
5,099	Posiflex Technology, Inc.	22,572
665,200	Powertech Technology, Inc.	2,079,887
9,242	Poya International Co. Ltd.	118,438
417,377	President Securities Corp.(b)	198,590
86,000	Primax Electronics Ltd.	222,988
277,370	Prince Housing & Development Corp.	102,084
4,000	Pro Hawk Corp.	18,966
121,000	Prodisc Technology, Inc.(a)(b)(c)	0
26,000	Promate Electronic Co. Ltd.	24,052
1,853,520	Qisda Corp.	1,352,060
118,000	Quintain Steel Co. Ltd.	35,604
208,008	Radiant Opto-Electronics Corp.	462,094
201,677	Radium Life Tech Co. Ltd.(b)	90,275
355,825	Realtek Semiconductor Corp.	1,339,085
45,771	Rechi Precision Co. Ltd.	47,047
182,616	Rich Development Co. Ltd.	56,372
446,597	Ritek Corp.(b)	74,187
128,400	Ruentex Development Co. Ltd.(b)	131,765
75,335	Sampo Corp.	34,721
37,113	San Fang Chemical Industry Co. Ltd.	43,439
17,600	San Shing Fastech Corp.	35,539
33,080	Sanyang Motor Co. Ltd.	23,911
7,000	Scientech Corp.	17,872
31,000	SDI Corp.	97,134
10,000	Senao International Co. Ltd.	17,175
53,000	Sercomm Corp.	151,481
49,674	Sesoda Corp.	48,258
16,800	Sharehope Medicine Co. Ltd.	20,945
19,000	Sheng Yu Steel Co. Ltd.	21,104
54,000	Shieh Yih Machinery Industry Co. Ltd.	22,918
87,000	Shih Wei Navigation Co. Ltd.(b)	25,299
4,221,606	Shin Kong Financial Holding Co. Ltd.	1,350,768
17,000	Shin Zu Shing Co. Ltd.	47,123
134,040	Shining Building Business Co. Ltd.(b)	46,444
116,000	Shinkong Insurance Co. Ltd.	101,540
Shares		Value
TAIWAN (continued)
198,314	Shinkong Synthetic Fibers Corp.	$63,914
33,000	Shinkong Textile Co. Ltd.	43,767
12,000	Shiny Chemical Industrial Co. Ltd.	31,512
164,000	Sigurd Microelectronics Corp.	142,469
88,200	Simplo Technology Co. Ltd.	507,392
28,364	Sinbon Electronics Co. Ltd.	81,162
36,170	Sincere Navigation Corp.	26,085
33,000	Sinher Technology, Inc.	54,490
6,487	Sinmag Equipment Corp.	32,909
10,961	Sino-American Electronic Co. Ltd.	3,907
49,000	Sino-American Silicon Products, Inc.	136,474
192,000	Sinon Corp.	112,999
15,146	Sinphar Pharmaceutical Co. Ltd.	10,998
24,217	Sinyi Realty, Inc.	28,144
15,000	Sirtec International Co. Ltd.	24,321
14,000	Sitronix Technology Corp.	39,643
36,000	Siward Crystal Technology Co. Ltd.	23,575
99,616	Solar Applied Materials Technology Co.(b)	47,233
57,013	Solartech Energy Corp.(b)	29,774
16,160	Solteam Electronics Co. Ltd.	21,781
15,000	Sonix Technology Co. Ltd.	18,427
117,000	Southeast Cement Co. Ltd.	56,639
11,361	Sporton International, Inc.	57,635
8,000	St Shine Optical Co. Ltd.	195,494
65,762	Standard Foods Corp.	162,881
26,400	Stark Technology, Inc.	29,893
27,000	Sunko Ink Co. Ltd.	11,549
11,000	Sunny Friend Environmental Technology Co. Ltd.	69,663
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	49,019
48,000	Sunspring Metal Corp.	62,150
174,245	Supreme Electronics Co. Ltd.	187,478
36,000	Swancor Holding Co. Ltd.	90,240
79,969	Sweeten Real Estate Development Co. Ltd.	38,845
15,000	Syncmold Enterprise Corp.	34,765
211,550	Synnex Technology International Corp.	267,949
14,700	Sysage Technology Co. Ltd.	14,232
12,000	Systex Corp.	23,555
183,470	TA Chen Stainless Pipe Co. Ltd.	116,191
99,340	Ta Ya Electric Wire & Cable(b)	30,600
6,000	Ta Yih Industrial Co. Ltd.	16,234
46,262	TA-I Technology Co. Ltd.	37,734
775,880	Taichung Commercial Bank Co. Ltd.	248,512
10,500	TaiDoc Technology Corp.	30,359
47,580	Taiflex Scientific Co. Ltd.	76,356
16,000	Taimide Tech, Inc.	22,679

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
TAIWAN (continued)
839,045	Tainan Spinning Co. Ltd.	$376,964
2,473,000	Taishin Financial Holding Co. Ltd.	1,082,365
35,716	Taisun Enterprise Co. Ltd.(b)	21,968
29,000	Taiwan Acceptance Corp.	103,848
2,384,906	Taiwan Business Bank	658,707
616,000	Taiwan Cement Corp.	684,229
12,000	Taiwan Chinsan Electronic Industrial Co. Ltd.	22,162
61,088	Taiwan Cogeneration Corp.	47,802
6,000	Taiwan FamilyMart Co. Ltd.	36,605
91,000	Taiwan Fertilizer Co. Ltd.	118,881
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	36,382
61,000	Taiwan FU Hsing Industrial Co. Ltd.	77,566
211,919	Taiwan Glass Industrial Corp.(b)	109,264
81,081	Taiwan Hon Chuan Enterprise Co. Ltd.	146,518
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	18,999
214,701	Taiwan Land Development Corp.(b)	71,900
12,471	Taiwan Line Tek Electronic	14,328
49,544	Taiwan Navigation Co. Ltd.(b)	25,627
40,032	Taiwan Paiho Ltd.	165,254
128,000	Taiwan PCB Techvest Co. Ltd.	139,843
25,000	Taiwan Prosperity Chemical Corp.(b)	15,252
73,120	Taiwan Pulp & Paper Corp.(b)	46,186
39,000	Taiwan Sakura Corp.	50,432
28,408	Taiwan Secom Co. Ltd.	83,643
50,000	Taiwan Semiconductor Co. Ltd.	123,510
50,010	Taiwan Shin Kong Security Co. Ltd.	64,255
167,500	Taiwan Styrene Monomer	113,298
99,875	Taiwan Surface Mounting Technology Corp.	94,876
100,469	Taiwan TEA Corp.	53,467
28,000	Taiwan Union Technology Corp.	71,858
25,322	Taiyen Biotech Co. Ltd.	23,677
6,904	TCI Co. Ltd.	46,928
571,000	Teco Electric and Machinery Co. Ltd.	532,955
4,400	Tehmag Foods Corp.	32,607
18,000	Test Research, Inc.	25,067
81,000	Test Rite International Co. Ltd.	61,503
11,000	Thinking Electronic Industrial Co. Ltd.	33,446
25,525	Thye Ming Industrial Co, Ltd.	32,626
160,100	Ton Yi Industrial Corp.	72,460
8,000	Tong Hsing Electronic Industries Ltd.	34,218
141,834	Tong Yang Industry Co. Ltd.	295,806
Shares		Value
TAIWAN (continued)
49,946	Tong-Tai Machine & Tool Co. Ltd.	$33,866
9,000	TOPBI International Holdings Ltd.	32,079
19,662	Topco Scientific Co. Ltd.	49,547
5,000	Topco Technologies Corp.	11,224
37,049	Topoint Technology Co. Ltd.	26,411
17,000	Toung Loong Textile Manufacturing Co.	44,586
114,000	TPK Holding Co. Ltd.(b)	376,100
8,137	Transcend Information, Inc.	23,095
149,000	Tripod Technology Corp.	548,384
22,000	Tsang Yow Industrial Co. Ltd.	32,461
3,000	TSC Auto ID Technology Co. Ltd.	21,933
89,000	Tsec Corp(b)	33,936
61,942	TSRC Corp.	70,959
15,000	Ttet Union Corp.	44,762
23,000	TTY Biopharm Co. Ltd.	70,999
251,315	Tung Ho Steel Enterprise Corp.	202,072
7,000	Tung Thih Electronic Co. Ltd.	45,375
8,000	TURVO International Co. Ltd.	31,963
82,815	TXC Corp.	110,660
56,000	TYC Brother Industrial Co. Ltd.	64,059
88,303	Tycoons Group Enterprise(b)	17,772
94,458	Tyntek Corp.	43,534
38,000	UDE Corp.	75,850
44,000	U-Ming Marine Transport Corp.	52,229
1,653,000	Unimicron Technology Corp.	942,708
432,686	Union Bank of Taiwan	129,119
136,037	Unitech Printed Circuit Board Corp.(b)	64,276
2,057,000	United Microelectronics Corp.	1,057,163
11,920	United Orthopedic Corp.	26,994
60,000	Univacco Technology, Inc.	37,998
262,780	Universal Cement Corp.	203,449
9,000	Universal Microwave Technology, Inc.	23,187
152,000	Unizyx Holding Corp.	72,574
267,445	UPC Technology Corp.	148,534
377,743	USI Corp.	186,620
68,000	Vanguard International Semiconductor Corp.	128,968
39,800	Ve Wong Corp.	32,925
16,000	Visual Photonics Epitaxy Co. Ltd.	35,544
8,000	Voltronic Power Technology Corp.	150,666
136,287	Wafer Works Corp.(b)	169,910
54,000	Wah Lee Industrial Corp.	94,716
1,093,000	Walsin Lihwa Corp.	558,106
205,000	Walton Advanced Engineering, Inc.	108,755
148,300	Wan Hai Lines Ltd.	89,739
32,000	Wei Chuan Foods Corp.(b)	21,433
20,000	Well Shin Technology Co. Ltd.	41,446
42,460	Win Semiconductors Corp.	347,035

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
TAIWAN (continued)
687,977	Winbond Electronics Corp.	$595,375
51,000	Winstek Semiconductor Co. Ltd.	42,022
44,673	Wintek Corp.(a)(b)(c)	508
136,663	Wisdom Marine Lines Co. Ltd.	122,346
1,858,684	Wistron Corp.	1,549,956
62,643	Wistron NeWeb Corp.	179,665
11,000	Wowprime Corp.	55,256
329,865	WPG Holdings Co. Ltd.	451,713
106,126	WT Microelectronics Co. Ltd.	167,848
12,000	XAC Automation Corp.	19,556
17,204	Xxentria Technology Materials Corp.	36,508
191,144	Yageo Corp.	1,517,896
103,489	YC Co. Ltd.	47,182
77,084	YC INOX Co. Ltd.	65,814
27,000	Yeong Guan Energy Technology Group Co. Ltd.	62,309
12,000	YFC-Boneagle Electric Co. Ltd.	21,923
460,624	YFY, Inc.(b)	180,221
28,213	Yi Jinn Industrial Co. Ltd.	11,693
603,480	Yieh Phui Enterprise Co. Ltd.	230,111
13,000	Yonyu Plastics Co. Ltd.	14,009
56,110	Youngtek Electronics Corp.	104,743
313,000	Yulon Motor Co. Ltd.	261,530
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	36,904
28,350	YungShin Global Holding Corp.	37,694
79,000	Yungtay Engineering Co. Ltd.	157,164
13,000	Zeng Hsing Industrial Co. Ltd.	54,311
27,000	Zenitron Corp.	16,741
34,000	Zero One Technology Co. Ltd.	22,490
95,000	Zhen Ding Technology Holding Ltd.	238,134
100,826	Zig Sheng Industrial Co. Ltd.	40,619
46,169	Zinwell Corp.	46,461
23,000	Zippy Technology Corp.	27,683
		81,110,100
THAILAND — 0.2%
40,400	Advanced Information Technology Public Co. Ltd. - FOR	34,052
474,600	AJ Advance Technology Public Co. Ltd. - FOR(b)	8,000
27,700	AJ Plast PCL	11,590
47,800	Amata Corp. Public Co. Ltd. - FOR	30,936
663,900	Ananda Development Public Co. Ltd. - FOR	118,910
520,168	AP Thailand Public Co. Ltd. - FOR	139,359
237,900	Asia Plus Group Holdings Securities Public Co. Ltd. - FOR	29,505
Shares		Value
THAILAND (continued)
255,300	Bangchak Corp. Public Co. Ltd. - FOR	$320,854
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	29,820
146,700	Bangkok Chain Hospital Public Co. Ltd. - FOR	72,864
303,306	Bangkok Expressway & Metro Public Co. Ltd. - FOR	71,216
26,500	Bangkok Insurance Public Co. Ltd. - FOR	287,974
1,628,000	Bangkok Land Public Co. Ltd. - FOR	90,662
115,800	Bangkok Ranch Public Co. Ltd. - FOR	28,235
324,700	Banpu Public Co. Ltd. - FOR	171,049
123,600	Beauty Community Public Co. Ltd. - FOR	66,600
157,200	BEC World Public Co. Ltd. - FOR	82,338
228,300	Better World Green Public Co. Ltd. - FOR	12,095
87,500	BJC Heavy Industries Public Co. Ltd. - FOR	9,324
477,500	BTS Group Holdings Public Co. Ltd. - FOR	122,178
71,520	Buriram Sugar Public Co. Ltd. - FOR - Class F	21,960
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	72,440
52,100	Central Plaza Hotel Public Co. Ltd. - FOR	71,751
76,822	CH Karnchang Public Co. Ltd. - FOR	63,016
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	9,060
601,400	Chularat Hospital Public Co. Ltd. - FOR	47,069
238,800	CK Power Public Co. Ltd. - FOR	31,198
70,900	Com7 Public Co. Ltd. - FOR	33,081
411,800	Country Group Development Public Co. Ltd. - FOR(b)	15,743
47,700	Delta Electronics Thailand Public Co. Ltd. - FOR	123,486
52,100	Dhipaya Insurance Public Co. Ltd. - FOR	78,025
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	46,014
260,900	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	96,601
3,700	Electricity Generating Public Co. Ltd. - FOR	25,617
148,000	Energy Absolute Public Co. Ltd.	192,685
404,800	Energy Earth Public Co. Ltd. - FOR(a)(c)	13,343
451,400	Erawan Group Public Co. Ltd. (The) - FOR	97,156

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
THAILAND (continued)
497,300	Esso Thailand Public Co. Ltd. - FOR(b)	$229,039
459	Fabrinet(b)	17,066
23,800	Forth Smart Service Public Co. Ltd. - FOR	15,045
116,400	GFPT Public Co. Ltd. - FOR	64,822
36,100	Global Power Synergy Public Co. Ltd. - FOR	66,288
79,600	Golden Land Property Development Public Co. Ltd. - FOR	23,003
333,800	Grand Canal Land Public Co. Ltd. - FOR	20,498
67,000	Hana Microelectronics Public Co. Ltd. - FOR	98,322
38,100	ICC International Public Co. Ltd. - FOR	43,295
10,808,300	IRPC Public Co. Ltd. - FOR	2,098,541
5,316,991	Italian-Thai Development Public Co. Ltd. - FOR	649,819
331,800	Jasmine International Public Co. Ltd. - FOR	75,908
56,466	Jay Mart Public Co., Ltd. - FOR	29,916
13,100	KCE Electronics Public Co. Ltd. - FOR	39,434
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	24,126
450,966	Khon Kaen Sugar Industry Public Co. Ltd.	61,088
82,700	Kiatnakin Bank Public Co. Ltd. - FOR	188,577
7,700	Krungthai Card Public Co. Ltd. - FOR	31,871
59,000	Land and Houses Public Co. Ltd. - FOR	19,359
90,560	Land and Houses Public Co. Ltd. - NVDR	29,714
21,900	Lanna Resources Public Co. Ltd. - FOR	9,493
771,200	LH Financial Group Public Co. Ltd. - FOR	40,858
90,330	Loxley Public Co. Ltd. - FOR	8,701
51,900	Major Cineplex Group Public Co. Ltd. - FOR	50,775
16,400	Malee Group Public Co. Ltd. - FOR	21,475
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	20,357
353,700	MBK Public Co. Ltd. - FOR	250,209
89,400	MCS Steel Public Co. Ltd. - FOR	44,135
28,500	Mega Lifesciences Public Co. Ltd. - FOR	36,033
29,800	MK Restaurants Group Public Co. Ltd. - FOR	67,952
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	12,831
Shares		Value
THAILAND (continued)
72,700	Muangthai Leasing Public Co. Ltd. - FOR	$85,896
102,600	PCS Machine Group Holding Public Co. Ltd. - FOR	20,539
105,900	Polyplex Public Co. Ltd. - FOR	44,630
72,650	Precious Shipping Public Co. Ltd. - FOR(b)	23,400
202,200	Pruksa Real Estate Public Co. Ltd. - FOR	153,689
89,000	PTG Energy Public Co. Ltd. - FOR	64,299
879,731	Quality Houses Public Co. Ltd. - FOR	77,857
156,700	Ratchthani Leasing Public Co. Ltd. - FOR	45,048
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)	8,571
11,900	Robinson Public Co. Ltd. - FOR	26,598
496,100	Rojana Industrial Park Public Co. Ltd. - FOR	90,349
45,000	Samart Corp. Public Co. Ltd. - FOR	17,339
100,000	Samart Telcoms Public Co. Ltd. - FOR	46,057
2,354,500	Sansiri Public Co. Ltd. - FOR	165,850
26,700	Sappe Public Co. Ltd. - FOR	26,523
1,026,676	SC Asset Corp. Public Co. Ltd. - FOR	105,078
17,620	Siam City Cement Public Co. Ltd. - FOR	147,983
267,441	Siam Future Development Public Co. Ltd. - FOR	58,367
91,652	Siam Global House Public Co. Ltd - FOR	50,489
120,000	Siamgas & Petrochemicals Public Co. Ltd. - FOR	81,276
202,600	Singha Estate Public Co. Ltd. - FOR(b)	23,663
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	29,264
140,917	Somboon Advance Technology Public Co. Ltd. - FOR	86,960
153,600	SPCG Public Co. Ltd.	115,593
113,560	Sri Trang Agro-Industry Public Co. Ltd. - FOR	43,414
19,200	Srisawad Corp. Public Co. Ltd. - FOR	40,169
364,000	Srithai Superware Public Co. Ltd. - FOR	19,066
855,900	Star Petroleum Refining Public Co. Ltd. - FOR	448,304
247,900	Supalai Public Co. Ltd. - FOR	183,574
325,900	SVI Public Co. Ltd.	51,014
368,600	Syntec Construction Public Co. Ltd. - FOR	68,239
31,100	Taokaenoi Food & Marketing Public Co. Ltd. - FOR	24,107

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
THAILAND (continued)
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(b)	$46,583
4,380	Thai Agro Energy Public Co. Ltd. - FOR	367
380,300	Thai Airways International Public Co. Ltd. - FOR(b)	212,931
15,000	Thai Central Chemical Public Co. Ltd. - FOR	23,254
82,500	Thai Metal Trade Public Co. Ltd. - FOR	40,480
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	80,599
187,100	Thai Union Group Public Co. Ltd. - FOR	103,068
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	42,686
72,200	Thai Wah Public Co. Ltd. - FOR	20,756
116,500	Thaicom Public Co. Ltd. - FOR	48,396
202,200	Thanacart Capital Public Co. Ltd. - FOR	333,247
17,300	Thitikorn Public Co. Ltd. - FOR	9,061
121,084	Thoresen Thai Agencies Public Co. Ltd. - FOR	35,356
111,770	Ticon Industrial Connection Public Co. Ltd. - FOR	56,188
72,300	Tipco Asphalt Public Co. Ltd. - FOR	48,751
26,000	Tisco Financial Group Public Co. Ltd. - FOR	68,679
2,876,400	TMB Bank Public Co. Ltd. - FOR	223,393
14,700	Total Access Communication Public Co. Ltd. - FOR(b)	23,563
731,700	TPI Polene Public Co. Ltd. - FOR	49,338
105,400	TTW Public Co. Ltd. - FOR	34,583
118,800	Unique Engineering & Construction Public Co. Ltd. - FOR	63,298
449,400	Univentures Public Co. Ltd. - FOR	167,747
184,700	Vanachai Group Public Co. Ltd. - FOR	66,719
382,600	VGI Global Media Public Co. Ltd. - FOR	70,831
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	22,612
139,700	Vinythai Public Co. Ltd. - FOR	87,050
596,100	WHA Corp Public Co. Ltd. - FOR	68,905
24,700	Workpoint Entertainment Public Co. Ltd. - FOR	72,866
		11,758,868
TURKEY — 0.1%
9,076	Adana Cimento Sanayii T.A.S. - Class A	15,335
Shares		Value
TURKEY (continued)
17,831	AKIS Gayrimenkul Yatirimi AS REIT	$14,900
17,532	Aksa Akrilik Kimya Sanayii AS	61,697
26,465	Aksa Enerji Uretim AS(b)	23,929
29,600	Aksigorta AS(b)	24,423
29,721	Alarko Holding AS	58,446
92,924	Albaraka Turk Katilim Bankasi AS	31,844
1,359	Alkim Alkali Kimya AS	8,805
87,793	Anadolu Cam Sanayii AS	55,311
45,730	Anadolu Efes Biracilik Ve Malt Sanayii AS	264,721
9,733	Anadolu Hayat Emeklilik AS	17,318
12,296	Aygaz AS	52,217
7,874	Bagfas Bandirma Gubre Fabrik AS(b)	21,753
15,627	Borusan Mannesmann Boru Sanayi ve Ticaret AS	46,260
19,362	Boyner Perakende Ve Tekstil Yatirimlari AS(b)	43,180
12,202	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(b)	23,802
10,435	Bursa Cimento Fabrikasi AS	15,157
5,730	Cimsa Cimento Sanayi VE Ticaret AS	21,645
10,780	Coca-Cola Icecek AS	109,688
3,327,803	Dogan Sirketler Grubu Holding AS(b)	807,049
80,727	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(b)	56,179
15,003	Ford Otomotiv Sanayi AS	211,783
22,092	Global Yatirim Holding AS(b)	19,043
361	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,966
14,783	Goodyear Lastikleri TAS	16,873
184,835	GSD Holding AS(b)	38,004
16,968	Gubre Fabrikalari TAS(b)	21,112
294,548	Ihlas Holding AS(b)	47,363
19,196	Is Gayrimenkul Yatirim Ortakligi AS REIT	6,730
25,617	Izmir Demir Celik Sanayi AS(b)	22,284
147,575	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	98,032
14,106	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	11,081
390,783	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	249,290
30,773	Karsan Otomotiv Sanayii Ve Ticaret AS(b)	16,873
4,973	Migros Ticaret AS(b)	34,215
14,657	Netas Telekomunikasyon AS(b)	64,716
5,730	Nuh Cimento Sanayi AS	14,802
653,679	Petkim Petrokimya Holding AS	1,144,160
31,891	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	24,632

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
TURKEY (continued)
68,018	Sekerbank TAS(b)	$27,433
55,241	Selcuk Ecza Deposu Ticaret ve Sanayi AS	53,588
53,498	Soda Sanayii AS	74,037
44,575	TAV Havalimanlari Holding AS	221,726
34,027	Tekfen Holding AS	114,902
89,608	Trakya Cam Sanayii AS	97,083
36,442	Tupras Turkiye Petrol Rafinerileri AS	1,311,261
456,707	Turk Hava Yollari AO(b)	1,249,652
102,718	Turkiye Halk Bankasi AS	299,472
357,721	Turkiye Sinai Kalkinma Bankasi AS	129,187
291,904	Turkiye Sise ve Cam Fabrikalari AS	342,417
474,882	Turkiye Vakiflar Bankasi TAO - Class D	792,398
11,630	Ulker Biskuvi Sanayi AS	62,050
39,024	Vestel Elektonik Sanayi ve Ticaret AS(b)	101,634
67,419	Zorlu Enerji Elektrik Uretim AS(b)	28,968
		8,727,426
UNITED KINGDOM — 5.1%
1,160	4imprint Group PLC	29,627
16,302	A.G. Barr Plc	135,213
383,638	Abcam Plc	5,069,791
18,704	Acacia Mining Plc	44,789
14,305	Acal PLC	60,227
96,900	Adaptimmune Therapeutics Plc - ADR(b)	760,665
25,242	Admiral Group Plc	645,022
129,757	Afren Plc(a)(b)(c)	0
12,891	Aggreko Plc	160,425
45,257	Aldermore Group Plc(b)	180,925
1,859	Arrow Global Group Plc	10,450
47,156	Ashmore Group Plc	241,063
13,140	ASOS Plc(b)	994,230
27,283	Assura Plc REIT	21,886
37,432	Auto Trader Group Plc	170,274
5,635	Avon Rubber PLC	73,269
94,106	Babcock International Group PLC	1,014,889
102,410	Balfour Beatty PLC	372,682
319,650	Barratt Developments PLC	2,778,624
237,739	BBA Aviation Plc	1,004,722
192,377	Beazley Plc	1,291,575
52,442	Bellway PLC	2,542,246
3,312	Belmond Ltd. - Class A(b)	43,553
37,557	Berkeley Group Holdings Plc	1,866,053
10,409	Big Yellow Group PLC	107,487
112,748	Bodycote Plc	1,403,117
33,993	Booker Group Plc	90,837
39,276	Bovis Homes Group PLC	613,451
5,261	Braemar Shipping Services PLC	21,539
42,050	Brewin Dolphin Holdings PLC	197,257
Shares		Value
UNITED KINGDOM (continued)
19,353	British Land Co. PLC (The)	$154,479
23,921	Britvic Plc	240,503
21,123	BTG PLC	211,530
55,211	Burberry Group Plc	1,394,702
14,681	Cambian Group Plc	37,827
24,814	Capital & Counties Properties Plc	87,632
44,553	Capital & Regional PLC	32,249
25,009	Card Factory Plc	104,264
1,647	Cardtronics Plc - Class A(b)	37,716
87,391	Carillion PLC	52,811
3,352	Carpetright PLC	7,390
52,706	Chemring Group Plc	120,752
48,977	Chesnara Plc	250,437
1,714,165	Cineworld Group Plc	15,128,400
19,803	Circassia Pharmaceuticals Plc(b)	21,962
2,013	Clarkson PLC	78,362
55,392	Close Brothers Group PLC	1,021,868
130,692	Cobham Plc(b)	241,273
55,701	Communisis PLC	39,949
26,022	Computacenter Plc	343,882
8,765	Concentric AB	147,102
11,234	Connect Group Plc	16,450
5,916	Consort Medical PLC	87,216
10,718	Costain Group Plc	61,495
11,142	Cranswick PLC	455,784
44,512	Crest Nicholson Holdings Plc	334,906
397,317	Croda International Plc	22,078,737
23,730	Daily Mail & General Trust PLC	218,570
34,422	Dairy Crest Group PLC	277,733
9,017	De La Rue Plc	83,831
198,560	Debenhams Plc	115,376
8,007	Dechra Pharmaceuticals PLC	218,644
4,685	Derwent London PLC	166,510
51,874	Devro PLC	167,762
7,996	DFS Furniture Plc	22,195
32,605	Dialog Semiconductor Plc(b)	1,619,844
4,728	Dignity Plc	152,152
784,625	Diploma PLC(a)	11,244,211
279,412	Direct Line Insurance Group Plc	1,379,377
81,959	Domino’s Pizza Group Plc	365,421
48,473	Drax Group Plc	178,845
153,705	DS Smith PLC	1,063,582
6,273	Dunelm Group Plc	60,986
21,230	easyJet Plc	377,551
192,576	EI Group Plc(b)	344,009
159,024	Electrocomponents PLC	1,466,832
1,160,834	Elementis PLC	4,383,211
161,056	EnQuest Plc(b)	55,081
9,265	Ensco Plc - Class A	49,938
1,190,431	Equiniti Group Plc	4,789,045
12,758	Essentra Plc	90,145
62,061	Esure Group Plc	221,314

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED KINGDOM (continued)
8,122	Euromoney Institutional Investor PLC	$124,700
19,818	Evraz Plc	75,937
50,183	Fenner PLC	229,777
2,100	Ferroglobe Plc	33,579
359,569	Fiat Chrysler Automobiles NV	6,215,642
6,971	Fidessa Group PLC	210,723
422,903	Firstgroup PLC	617,844
35,534	Foxtons Group Plc	37,401
3,059	Fuller Smith & Turner Plc - Class A	39,043
112,080	G4S Plc	418,292
18,966	Galliford Try Plc	307,313
5,545	Games Workshop Group PLC	167,176
26,321	Gem Diamonds Ltd.(b)	27,966
44,127	Genus PLC	1,377,852
580,156	GKN Plc	2,442,584
5,199	Go-Ahead Group PLC	122,219
26,527	Gocompare.Com Group Plc	35,848
764,195	Greene King Plc	5,490,942
30,359	Greggs Plc	513,691
18,043	Gulf Keystone Petroleum Ltd.(b)	24,982
85,828	Halfords Group Plc	376,744
660,324	Halma PLC	10,366,209
11,646	Hammerson PLC	81,050
67,725	Hansteen Holdings Plc REIT	123,230
41,002	Hargreaves Lansdown Plc	861,503
73,639	Hays PLC	182,305
11,940	Headlam Group PLC	93,562
26,404	Helical Plc	107,660
8,793	Henry Boot PLC	37,517
27,440	Hill & Smith Holdings PLC	481,794
632	Hilton Food Group Plc	7,487
5,026	Hogg Robinson Group Plc	5,006
100,738	HomeServe Plc	1,145,282
109,344	Howden Joinery Group PLC	595,566
28,336	Hunting PLC	197,016
14,815	Imagination Technologies Group PLC	35,516
22,425	IMI Plc	363,956
127,184	Inchcape Plc	1,320,100
25,333	Indivior Plc(b)	125,028
141,286	Informa Plc	1,307,908
57,563	Inmarsat Plc	474,767
32,301	Intertek Group Plc	2,327,347
21,818	Intu Properties PLC	62,591
44,620	ITE Group PLC	105,338
22,370	J D Wetherspoon PLC	369,897
343,043	J Sainsbury Plc	1,104,856
6,901	Jackpotjoy Plc(b)	74,791
11,666	James Fisher & Sons PLC	241,089
22,831	Janus Henderson Group Plc	793,377
25,740	Jardine Lloyd Thompson Group PLC	445,449
80,166	JD Sports Fashion Plc	380,744
Shares		Value
UNITED KINGDOM (continued)
11,499	John Laing Group Plc	$43,618
17,247	John Menzies PLC	160,346
151,724	John Wood Group Plc	1,433,754
25,658	Johnson Matthey Plc	1,152,162
38,882	Jupiter Fund Management Plc	307,005
8,237	Just Eat Plc(b)	85,331
56,252	Just Group Plc	115,204
55,928	KAZ Minerals Plc(b)	603,900
122,169	KCOM Group PLC	174,427
32,991	Keller Group PLC	410,345
12,170	Kier Group PLC	168,101
128,742	Ladbrokes Coral Group Plc	217,839
4,314,613	Laird Plc(a)	9,340,602
32,223	Lancashire Holdings Ltd.	321,618
26,949	LivaNova Plc(b)	1,991,531
20,610	Londonmetric Property Plc REIT	48,286
115,356	Lookers Plc	160,870
16,503	Low & Bonar PLC	15,124
11,902	LSL Property Services Plc	36,911
332,941	Man Strategic Holdings Plc	856,087
385,129	Marks & Spencer Group Plc	1,760,096
29,565	Marshalls Plc	187,184
249,397	Marston’s Plc	353,097
537,660	Mcbride Plc(a)(b)(c)	714
18,540	McBride PLC	52,941
13,685	McColl’s Retail Group Plc	51,937
18,776	Mears Group PLC	113,028
274,902	Meggitt PLC	1,893,093
619,773	Melrose Industries Plc	1,810,103
39,016	Merlin Entertainments Plc	196,290
2,769	Michael Kors Holdings Ltd.(b)	135,155
44,090	Millennium & Copthorne Hotels PLC	354,275
90,011	Mitie Group PLC	283,328
103,302	Moneysupermarket.com Group Plc	445,763
65,172	Morgan Advanced Materials PLC	271,792
12,987	Morgan Sindall Group PLC	249,070
19,828	Mothercare PLC	25,544
38,272	N Brown Group Plc	153,102
204,239	National Express Group PLC	996,877
3,594	NCC Group Plc	10,979
70,609	NEX Group Plc	595,028
17,895	Noble Corp. Plc(b)	74,443
63,435	Northgate Plc	377,444
401,218	Ocado Group Plc(b)	1,533,083
2,574	OM Asset Management Plc	39,331
29,443	Onesavings Bank Plc	158,765
70,583	Ophir Energy Plc(b)	61,168
6,094	Oxford Instruments PLC	76,931
22,060	Pagegroup Plc	137,031
5,282	PayPoint Plc	64,435
132,586	Pearson PLC	1,238,817
412,005	Pendragon Plc	138,169

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED KINGDOM (continued)
20,546	Pennon Group Plc	$216,667
46,429	Persimmon PLC	1,727,837
753,438	Petropavlovsk Plc(b)	80,154
19,177	Pets at Home Group Plc	44,852
36,290	Photo-Me International PLC	86,396
13,974	Polypipe Group Plc	76,558
1,385	Porvair PLC	8,646
296,794	Premier Foods Plc(b)	154,718
243,580	Premier Oil Plc(b)	219,986
53,646	PZ Cussons Plc	235,480
179,176	QinetiQ Group Plc	580,889
28,721	Rank Group Plc	90,748
97,202	Redrow PLC	840,430
128,562	Renewi PLC	177,237
23,226	Renishaw PLC	1,528,493
51,233	Renold PLC	29,770
195,018	Rentokil Initial Plc	869,763
29,192	Restaurant Group Plc (The)	117,748
7,870	Ricardo PLC	85,501
21,005	Rightmove Plc	1,158,870
17,462	Robert Walters PLC	144,139
150,939	Rotork Plc	526,632
36,853	RPC Group PLC	461,317
98,326	RPS Group PLC	384,264
223,118	RSA Insurance Group Plc	1,863,935
13,220	Safestore Holdings Plc REIT	78,169
51,636	Saga Plc	131,057
22,285	Savills Plc	276,147
21,495	SDL PLC	153,591
67,804	Segro Plc REIT	488,991
140,739	Senior PLC	538,895
73,665	Severfield Plc	63,839
13,492	Severn Trent Plc	378,277
16,397	Shaftesbury PLC	215,598
158,633	SIG PLC	363,436
133,882	Smiths Group Plc	2,793,468
192,123	Spectris PLC	6,532,279
126,321	Speedy Hire PLC	92,694
236,194	Spirax-Sarco Engineering Plc	17,724,039
129,217	Spirent Communications PLC	169,474
15,991	Sportech Plc(b)	22,300
63,174	Sports Direct International Plc(b)	331,757
18,929	SSP Group Plc	147,072
12,066	St Ives PLC	11,779
78,970	St James’s Place PLC	1,234,480
48,691	St Modwen Properties PLC	246,194
995	Stallergenes Greer Plc(b)	50,997
846,861	STERIS Plc(a)	79,037,537
24,157	Sthree Plc	113,898
7,112	Stobart Group Ltd.	26,722
10,189	Stock Spirits Group Plc	34,102
14,730	Stolt-Nielsen Ltd.	207,389
8,341	SuperGroup Plc	205,387
54,149	Synthomer PLC	352,253
90,072	Talktalk Telecom Group Plc	255,407
Shares		Value
UNITED KINGDOM (continued)
93,409	Tate & Lyle PLC	$802,052
679,854	Taylor Wimpey PLC	1,801,374
4,185	Ted Baker PLC	153,965
7,809	Telecom Plus PLC	126,532
117,616	Thomas Cook Group Plc	187,141
3,226	Topps Tiles Plc	2,989
103,584	TP ICAP Plc	749,093
154,509	Travelport Worldwide Ltd.	2,424,246
63,929	Travis Perkins PLC	1,290,586
16,317	Trifast PLC	47,731
107,872	Trinity Mirror PLC	121,063
52,377	TT Electronics PLC	155,128
194,449	Tullow Oil PLC	470,027
26,201	U & I Group PLC	64,204
61,174	UBM Plc	571,579
387,065	Ultra Electronics Holdings Plc	9,376,789
16,892	UNITE Group PLC (The)	157,718
15,981	United Utilities Group Plc	176,805
69,305	Vectura Group Plc(b)	92,047
155,304	Vesuvius Plc	1,212,845
468,829	Victrex PLC	14,931,693
28,483	Virgin Money Holdings UK Plc	110,387
11,826	Vitec Group PLC (The)	176,700
14,613	Weir Group PLC (The)	379,042
22,284	WH Smith Plc	605,838
244,679	William Hill Plc	839,720
15,003	Wilmington PLC	47,200
12,913	Wincanton Plc	42,876
734,715	Wm Morrison Supermarkets PLC	2,187,761
11,514	Workspace Group Plc REIT	135,336
25,204	Worldpay Group Plc	135,907
94,956	Xaar PLC	617,019
		332,219,652
UNITED STATES — 53.4%
27,400	1st Source Corp.	1,405,894
13,800	A Schulman, Inc.	542,340
1,373	AAON, Inc.	48,055
85,079	Aaron’s, Inc.	3,130,907
3,386	Abercrombie & Fitch Co.	45,474
732	ABIOMED, Inc.	141,217
983	ABM Industries, Inc.	41,257
2,279	Acadia Healthcare Co. Inc.(b)	71,469
6,908	ACCO Brands Corp.(b)	90,148
117,200	Aceto Corp.	1,180,204
3,182	ACI Worldwide, Inc.	76,623
4,700	ACNB Corp.	131,130
500,421	Actuant Corp. - Class A	12,760,736
964	Acxiom Corp.	24,254
12,200	Addus HomeCare Corp.	439,200
3,010	Adient Plc	253,924
1,660	Adtalem Global Education, Inc.	61,337
49,544	Aduro Biotech, Inc.(b)	393,875
755,687	Advance Auto Parts, Inc.	61,769,855

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
56,700	Advanced Disposal Services, Inc.(b)	$1,412,964
444	Advanced Energy Industries, Inc.	37,616
377	AdvanSix, Inc.(b)	17,444
246	Advisory Board Co. (The)(b)	13,266
5,633	AECOM(b)	197,493
16,547	Aerovironment, Inc.	846,545
3,005	AES Corp/VA	31,943
3,132	Affiliated Managers Group, Inc.	584,118
61,000	AG Mortgage Investment Trust, Inc.	1,147,410
2,939	AGCO Corp.	201,527
220,265	AGNC Investment Corp. REIT	4,433,934
8,516	Air Lease Corp.	370,020
2,413	Air Transport Services Group, Inc.(b)	58,395
1,706	Akamai Technologies, Inc.(b)	89,139
3,760	Akorn, Inc.	122,463
12,721	Alamo Group, Inc.	1,342,066
1,864	Albany International Corp.	112,492
4,900	Albemarle Corp.	690,361
823	Alexander & Baldwin, Inc.	37,233
3,708	Alexander’s, Inc.	1,523,988
644	Alexandria Real Estate Equities, Inc.	79,830
921	Align Technology, Inc.	220,101
105	Alleghany Corp.	59,453
42,988	ALLETE, Inc.	3,368,110
2,122	Alliant Energy Corp.	91,798
2,680	Allison Transmission Holdings, Inc.	113,873
9,428	Allscripts Healthcare Solutions, Inc.(b)	127,089
17,400	Ally Financial, Inc.	454,662
36,171	Alnylam Pharmaceuticals, Inc.(b)	4,407,075
34,600	Alpha & Omega Semiconductor Ltd.(b)	637,678
551	Altra Industrial Motion Corp.	26,393
10,230	Ambarella, Inc.(b)	577,381
1,438	AMC Networks, Inc. - Class A(b)	73,165
4,197	Amdocs Ltd.	273,225
464	Amedisys, Inc.	22,323
600	AMERCO	235,584
2,603	American Axle & Manufacturing Holdings, Inc.	46,307
1,233	American Campus Communities, Inc.	51,268
8,120	American Eagle Outfitters, Inc.	105,722
6,301	American Equity Investment Life Holding Co.	185,943
2,197	American Financial Group, Inc.	231,762
1,561	American Homes 4 Rent - Class A REIT	33,218
Shares		Value
UNITED STATES (continued)
4,500	American National Bankshares, Inc.	$176,175
461	American National Insurance Co.	56,118
33,994	American Outdoor Brands Corp.(b)	487,134
1,044	American Public Education, Inc.(b)	20,879
52,300	American Software, Inc./GA	649,043
26,100	American States Water Co.	1,402,875
200	American Woodmark Corp.	19,319
989	Ameris Bancorp	47,373
17,730	AMERISAFE, Inc.	1,147,131
1,991	Amkor Technology, Inc.	23,036
1,083	AMN Healthcare Services, Inc.	47,544
482,000	Amplify Snack Brands, Inc.(b)	3,079,980
22,200	Analogic Corp.	1,782,660
700	Andersons, Inc. (The)	26,215
63,200	AngioDynamics, Inc.(b)	1,072,504
992	Anixter International, Inc.	68,150
383,764	Annaly Capital Management, Inc., REIT	4,397,935
598,824	ANSYS, Inc.(b)	81,865,229
172,400	Anworth Mortgage Asset Corp.	963,716
1,597	AO Smith Corp.	94,542
1,789	Apartment Investment & Management Co. - Class A REIT	78,680
212,046	Apollo Commercial Real Estate Finance, Inc., REIT	3,831,671
13,700	Appfolio, Inc. - Class A(b)	628,830
1,163	Apple Hospitality REIT, Inc.	22,027
41,254	Applied Industrial Technologies, Inc.	2,625,817
1,238	Aptargroup, Inc.	107,793
1,333	Aqua America, Inc.	47,295
6,223	Aramark	271,883
1,344	ArcBest Corp.	43,814
3,279	Arconic, Inc.	82,368
3,700	Ares Commercial Real Estate Corp. REIT	48,026
18,119	Argan, Inc.	1,245,681
31,200	Argonaut Gold, Inc.(b)	56,349
448	Arista Networks, Inc.	89,551
1,290	Armstrong World Industries, Inc.(b)	65,919
6,443	ARRIS International Plc(b)	183,626
7,163	Arrow Electronics, Inc.	598,755
10,185	Arrow Financial Corp.	359,531
16,300	Artesian Resources Corp.	662,106
2,847	Arthur J Gallagher & Co.	180,301
854	Artisan Partners Asset Management Inc. - Class A	29,378
397	Asbury Automotive Group, Inc.	24,376
744	Ashland Global Holdings, Inc.	50,577
51,116	Aspen Technology, Inc.	3,298,004
5,003	Associated Banc-Corp	126,576

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
28,013	Assurant, Inc.	$2,819,508
415	Astronics Corp.	14,275
680	athenahealth, Inc.(b)	86,958
1,228	Atlas Air Worldwide Holdings, Inc.	75,338
872	Atmos Energy Corp.	76,073
350	ATN International Inc.	19,002
2,400	Atrion Corp.	1,578,360
5,067	Autoliv, Inc.	632,666
6,072	AutoNation, Inc.(b)	287,813
1,444	Avery Dennison Corp.	153,309
1,111	Avis Budget Group, Inc.	45,829
23,200	Avista Corp.	1,211,968
8,244	Avnet, Inc.	328,111
81,010	AVX Corp.	1,526,228
1,725,795	Axalta Coating Systems Ltd.(b)	57,382,684
776	Axon Enterprise, Inc.(b)	17,825
450,000	B&G Foods, Inc.	14,310,000
609	Badger Meter, Inc.	26,674
32,200	Balchem Corp.	2,714,138
22,500	Baldwin & Lyons, Inc.	516,375
28,672	BancFirst Corp.	1,566,925
6,227	Bancorpsouth, Inc.	196,773
484	Bank of Hawaii Corp.	39,499
2,100	Bank of Marin Bancorp	142,275
3,461	Bank of the Ozarks	161,352
27,100	BankFinancial Corp.	429,264
2,019	Bankrate, Inc.(b)	28,064
6,924	Bankunited, Inc.	241,301
1,199	Banner Corp.	68,727
1,719	Barnes Group, Inc.	111,890
472	Barracuda Networks, Inc.	11,002
6,100	Barrett Business Services, Inc.	370,819
6,400	BCB Bancorp, Inc.	89,920
1,801	Beacon Roofing Supply, Inc.	99,793
20,300	Bel Fuse, Inc.	656,705
2,524	Belden, Inc.	201,693
2,464	Bemis Co., Inc.	110,929
66,500	Benchmark Electronics, Inc.(b)	2,058,175
2,498	Beneficial Bancorp, Inc.	41,217
15,751	Benefitfocus, Inc.(b)	431,577
18,472	Berkshire Hills Bancorp, Inc.	707,478
2,087	Berry Global Group, Inc.(b)	124,072
4,800	BG Staffing, Inc.	81,024
6,886	BGC Partners, Inc. - Class A	104,461
46,176	Big Lots, Inc.	2,369,291
700	Biglari Holdings, Inc.(b)	250,208
433	Bio-Rad Laboratories, Inc. - Class A	95,169
396	Bio-Techne Corp.	51,884
9,469	Bizlink Holding, Inc.	94,817
38,238	BJ’s Restaurants, Inc.	1,212,145
650	Black Hills Corp.	42,419
2,167	Black Knight, Inc.(b)	98,273
402,451	Blackbaud, Inc.	40,768,286
Shares		Value
UNITED STATES (continued)
1,082	Blackhawk Network Holdings, Inc.	$36,734
130,752	Bloomin’ Brands, Inc.	2,324,771
60,700	Blucora, Inc.	1,317,190
3,583	Blue Buffalo Pet Products, Inc.(b)	103,656
2,148	BMC Stock Holdings, Inc.(b)	46,075
33,182	Bob Evans Farms, Inc./DE	2,561,319
1,300	Boise Cascade Co.(b)	46,085
2,960	BOK Financial Corp.	255,951
2,676	Booz Allen Hamilton Holding Corp.	101,126
12,227	BorgWarner, Inc.	644,607
74,156	Boston Beer Co., Inc. (The) - Class A(b)	13,203,476
2,633	Boston Private Financial Holdings, Inc.	41,865
50,500	Bottomline Technologies de, Inc.(b)	1,644,280
229,951	Brady Corp. - Class A	8,749,636
1,157	Bright Horizons Family Solutions, Inc.(b)	99,849
177,493	Brinker International, Inc.	5,452,585
5,909	Brink’s Co. (The)	449,675
1,948	Broadridge Financial Solutions, Inc.	167,372
19,812	Brookline Bancorp, Inc.	305,105
57,800	Brooks Automation, Inc.	1,987,742
8,006	Brown & Brown, Inc.	399,019
1,773	Bruker Corp.	55,672
1,774	Brunswick Corp.	89,853
278,600	Bryn Mawr Bank Corp.(a)	12,216,610
5,300	BSB Bancorp, Inc.(b)	158,470
45,500	Buffalo Wild Wings, Inc.(b)	5,378,100
3,906	Builders FirstSource, Inc.(b)	70,386
3,000	Bunge Ltd.	206,340
472	Burlington Stores, Inc.(b)	44,316
1,941	BWX Technologies, Inc.	116,305
5,700	C&F Financial Corp.	330,600
138	Cable One, Inc.	97,954
1,875	Cabot Corp.	114,300
15,295	Cabot Microelectronics Corp.	1,478,568
2,395	Cabot Oil & Gas Corp.	66,342
917	CACI International, Inc. - Class A(b)	131,819
4,685	Cadence Design Systems, Inc.(b)	202,205
6,269	Calatlantic Group, Inc.	309,312
383	Calavo Growers, Inc.	28,227
2,219	Caleres, Inc.	60,645
579	California Water Service Group	24,317
1,938	Callaway Golf Co.	27,965
2,126	Callon Petroleum Co.(b)	23,577
23,692	Calpine Corp.(b)	353,958
35,200	Cambium Learning Group, Inc.(b)	215,424
771	Cambrex Corp.(b)	33,346

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
2,499	Camden National Corp.	$107,882
983	Camden Property Trust REIT	89,689
113,420	Cantel Medical Corp.	11,124,234
17,900	Capella Education Co.	1,457,955
1,029	Capital Bank Financial Corp. - Class A	41,777
4,600	Capital City Bank Group, Inc.	113,436
4,000	Capitol Federal Financial, Inc.	55,160
433,818	Capstead Mortgage Corp. REIT	3,826,275
450,000	Cardiovascular Systems, Inc.(a)(b)	10,831,500
3,597	Carlisle Cos., Inc.	395,059
1,726	Carpenter Technology Corp.	85,938
400	Carriage Services, Inc.	10,359
36,200	Carrols Restaurant Group, Inc.(b)	407,250
1,819	Cars.com, Inc.	43,329
953	Carter’s, Inc.	92,184
65,700	Casella Waste Systems, Inc. - Class A(b)	1,212,822
731	Casey’s General Stores, Inc.	83,751
366,341	Catalent, Inc.(b)	15,602,463
75,700	CatchMark Timber Trust, Inc. - Class A REIT	968,960
5,246	Cathay General Bancorp	219,283
356	Cavco Industries, Inc.(b)	55,856
98,139	CBIZ, Inc.(b)	1,663,456
52,095	CBOE Holdings, Inc.	5,889,861
1,113	CDK Global, Inc.	70,742
2,624	CDW Corp.	183,680
786	Centerstate Banks, Inc.	20,939
67,349	Central Garden & Pet Co. - Class A(b)	2,485,852
10,400	Central Garden & Pet Co. - Class A(b)	397,072
47,900	Central Pacific Financial Corp.	1,490,648
22,000	Central Valley Community Bancorp	444,400
3,035	Century Aluminum Co.(b)	42,490
50,700	Century Casinos, Inc.(b)	418,275
11,717	CEVA, Inc.(b)	565,931
3,716	CF Industries Holdings, Inc.	141,134
1,340	CH Robinson Worldwide, Inc.	105,230
499	Charles River Laboratories International, Inc.(b)	58,029
670	Chart Industries, Inc.(b)	29,145
30,000	Charter Financial Corp (MD)	575,100
10,700	Chase Corp.	1,270,625
16,700	Chatham Lodging Trust REIT	363,225
121,515	Cheesecake Factory, Inc. (The)	5,436,581
38,764	Chegg, Inc.(b)	601,230
15,345	Chemed Corp.	3,428,533
2,348	Chemical Financial Corp.	123,716
1,814	Chemours Co. (The)	102,691
2,300	Chemung Financial Corp.	108,652
1,071	Cheniere Energy, Inc.(b)	50,059
Shares		Value
UNITED STATES (continued)
33,600	Cherry Hill Mortgage Investment Corp. REIT	$611,856
41,000	Chesapeake Lodging Trust REIT	1,143,900
27,200	Chesapeake Utilities Corp.	2,190,960
594	Children’s Place, Inc. (The)	64,627
15,700	Churchill Downs, Inc.	3,274,235
13,300	Chuy’s Holdings, Inc.(b)	299,250
3,232	Ciena Corp.(b)	68,745
3,062	Cinemark Holdings, Inc.	111,273
49,872	Cirrus Logic, Inc.(b)	2,792,832
12,911	CIT Group, Inc.	601,911
800	Citi Trends, Inc.	17,407
7,200	Citizens & Northern Corp.	175,896
12,201	City Holding Co.	860,048
25,400	Civitas Solutions, Inc.(b)	473,710
3,354	Clean Harbors, Inc.(b)	179,473
636	CoBiz Financial, Inc.	13,000
7,551	Coca-Cola Bottling Co. Consolidated	1,703,204
89,759	Codexis, Inc.(b)	552,018
2,432	Coeur Mining, Inc.(b)	18,459
478	Cogent Communications Group, Inc.	25,764
617	Cognex Corp.	75,984
900	Cohen & Steers, Inc.	39,141
487	Coherent, Inc.(b)	127,940
4,065	Colfax Corp.(b)	169,551
16,800	Collectors Universe, Inc.	415,968
1,850	Columbia Banking System, Inc.	80,494
1,890	Columbia Sportswear Co.	117,898
600	Comfort Systems USA, Inc.	26,579
2,698	Commerce Bancshares Inc/MO	156,916
200	Commerce Union Bancshares, Inc.	4,831
6,116	Commercial Metals Co.	119,140
3,154	CommScope Holding Co., Inc.(b)	101,370
201,420	Community Bank System, Inc.	11,136,512
28,523	Community Trust Bancorp, Inc.	1,377,661
405,400	CommVault Systems, Inc.(b)	21,101,070
502	Compass Minerals International, Inc.	32,931
26,400	Computer Programs & Systems, Inc.	795,960
464,417	CONMED Corp.(a)	24,251,856
2,075	Connectone Bancorp, Inc.	55,714
12,332	CONSOL Energy, Inc.(b)	198,915
1,039	Continental Building Products, Inc.(b)	27,741
80,221	Convergys Corp.	2,064,086
319,220	Cooper Cos., Inc. (The)	76,695,797
3,536	Cooper Tire & Rubber Co.	115,981
21,894	Cooper-Standard Holding Inc.(b)	2,440,743
3,716	Copart, Inc.(b)	134,854
1,801,569	CoreLogic, Inc.(a)(b)	84,493,586

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
1,211	Core-Mark Holding Co., Inc.	$41,247
209	CoreSite Realty Corp., REIT	23,147
14,217	CorVel Corp.(b)	853,020
414	CoStar Group, Inc.(b)	122,441
1,900	County Bancorp, Inc.	62,054
4,655	Cousins Properties, Inc. REIT	41,988
2,311	Covanta Holding Corp.	37,207
1,274	Covenant Transportation Group, Inc. - Class A(b)	37,838
17,300	CRA International, Inc.	731,098
44,924	Cracker Barrel Old Country Store, Inc.	7,013,984
661	Crane Co.	54,942
444	Credit Acceptance Corp.(b)	127,308
1,889	Cree, Inc.(b)	67,437
1,401	Crocs, Inc.(b)	14,290
2,266	Crown Holdings, Inc.(b)	136,345
31,810	CSG Systems International, Inc.	1,346,835
2,835	CSRA, Inc.	90,692
1,113	CTS Corp.	30,274
1,390	CubeSmart REIT	37,836
101	Cubic Corp.	5,510
528	Cullen/Frost Bankers, Inc.	52,008
23,600	Culp, Inc.	748,120
30,599	Curtiss-Wright Corp.	3,618,332
2,033	Customers Bancorp, Inc.(b)	55,582
25,200	Cutera, Inc.(b)	990,360
608,234	CVB Financial Corp.	14,512,463
6,688	Cypress Semiconductor Corp.	106,072
835	Cyrusone, Inc. REIT	51,261
4,205	Dana, Inc.	128,210
54,902	Darden Restaurants, Inc.	4,516,788
10,205	Darling Ingredients, Inc.(b)	186,241
11,724	Dave & Buster’s Entertainment, Inc.(b)	565,097
530	Dct Industrial Trust, Inc. REIT	30,751
696	Deckers Outdoor Corp.(b)	47,495
48,100	Del Frisco’s Restaurant Group, Inc.(b)	668,590
26,929	Del Taco Restaurants, Inc.(b)	341,729
1,705	Delek US Holdings, Inc.	44,415
730	Deluxe Corp.	50,845
120,900	Denny’s Corp.(b)	1,580,163
1,139,400	DENTSPLY SIRONA, Inc.	69,583,158
16,333	DexCom, Inc.(b)	734,495
2,056	Diamond Offshore Drilling, Inc.(b)	34,397
637	Diamondback Energy, Inc.(b)	68,261
1,807	DiamondRock Hospitality Co. REIT	19,624
23,439	Digimarc Corp.(b)	836,772
439	Digital Realty Trust, Inc. REIT	51,995
2,659	Dime Community Bancshares, Inc.	58,631
60,497	Diodes, Inc.(b)	2,077,467
Shares		Value
UNITED STATES (continued)
1,716	Dolby Laboratories, Inc. - Class A	$99,425
462	Domino’s Pizza, Inc.	84,546
4,148	Domtar Corp.	196,283
2,273	Donaldson Co., Inc.	107,308
21,700	Donegal Group, Inc. - Class A	371,938
2,260	Dorian LPG Ltd.(b)	16,159
482	Dorman Products, Inc.(b)	33,311
400	Douglas Dynamics, Inc.	16,779
953	Douglas Emmett, Inc. REIT	37,920
995,500	Dover Corp.	95,060,295
857	DST Systems, Inc.	50,237
3,893	DSW, Inc. - Class A	74,551
2,900	Ducommun, Inc.(b)	95,613
3,199	Duke Realty Corp. REIT	91,108
794,152	Dun & Bradstreet Corp. (The)(a)	92,780,778
781	Dunkin’ Brands Group Inc.	46,134
1,026	Dycom Industries, Inc.(b)	90,114
4,573	Dynegy, Inc.(b)	56,934
114,600	Dynex Capital, Inc. REIT	802,200
7,817	E*TRADE Financial Corp.(b)	340,743
1,323	Eagle Bancorp, Inc.(b)	88,178
957	Eagle Materials, Inc.	101,030
4,118	East West Bancorp, Inc.	246,421
27,500	Easterly Government Properties, Inc. REIT	553,300
6,000	Eastern Co. (The)	173,400
12,595	EastGroup Properties, Inc. REIT	1,140,981
2,071	Eaton Vance Corp.	104,523
2,963	EchoStar Corp. - Class A(b)	165,780
1,730	Edgewell Personal Care Co.(b)	112,329
47,628	El Paso Electric Co.	2,738,610
365,000	El Pollo Loco Holdings, Inc.(b)	4,197,500
2,480	Eldorado Resorts, Inc.(b)	63,736
570	Electronics For Imaging, Inc.(b)	17,590
500,000	Elf Beauty, Inc.(b)	10,595,000
7,386	Ellie Mae, Inc.(b)	664,371
24,200	Ellington Residential Mortgage REIT	323,796
16,300	EMC Insurance Group, Inc.	480,198
39,244	EMCOR Group, Inc.	3,159,534
1,341	Emergent BioSolutions, Inc.(b)	54,968
1,923	Empire State Realty Trust, Inc. - Class A REIT	38,556
44,096	Employers Holdings, Inc.	2,103,379
602	Encore Wire Corp.	27,180
724	Energen Corp.(b)	37,431
1,315	EnerSys, Inc.	91,222
909	Engility Holdings, Inc.(b)	30,606
61,000	Ennis, Inc.	1,229,150
1,486	Enova International, Inc.(b)	22,067
143	EnPro Industries, Inc.	11,975
1,942	Ensign Group, Inc. (The)	44,821
10,500	Entegra Financial Corp.(b)	286,125
1,173	Entegris, Inc.	38,416

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
31,580	Enterprise Financial Services Corp.	$1,376,888
3,000	Entravision Communications Corp. - Class A	15,599
31,903	EPAM Systems, Inc.(b)	2,907,958
11,778	ePlus, Inc.(b)	1,125,977
489	EPR Properties REIT	33,829
145,818	Equity Commonwealth REIT(b)	4,381,831
884	Equity Lifestyle Properties, Inc. REIT	78,216
420	Erie Indemnity Co. - Class A	50,736
2,500	Escalade, Inc.	30,875
600	ESCO Technologies, Inc.	34,770
12,600	ESSA Bancorp, Inc.	203,742
66,100	Essent Group Ltd.(b)	2,817,182
1,966	Esterline Technologies Corp.(b)	186,475
1,088	Ethan Allen Interiors, Inc.	32,368
1,005	Euronet Worldwide, Inc.(b)	97,123
3,000	Evans Bancorp, Inc.	130,650
628	Evercore Partners, Inc. - Class A	50,303
2,574	EW Scripps Co. (The) - Class A(b)	44,633
14,748	Exact Sciences Corp.(b)	810,993
31,438	ExlService Holdings, Inc.(b)	1,962,360
2,923	Expeditors International of Washington Inc.	170,645
375	Exponent, Inc.	27,694
5,737	Extended Stay America Inc. - Units	113,707
715	Exterran Corp.(b)	23,073
1,081	Extra Space Storage, Inc. REIT	88,199
1,061	F5 Networks, Inc.(b)	128,667
649	Factset Research Systems, Inc.	123,226
21,648	Fair Isaac Corp.	3,142,424
291	Farmer Brothers Co.(b)	9,879
700	Farmers Capital Bank Corp.	29,120
9,700	Farmers National Banc Corp.	140,650
12,740	FARO Technologies, Inc.(b)	659,932
638	FBL Financial Group, Inc. - Class A	49,349
1,206	FCB Financial Holdings Inc. - Class A(b)	56,320
365	Federal Agricultural Mortgage Corp. - Class C	27,098
288	Federal Realty Investment Trust REIT	34,710
1,300	Federal Signal Corp.	27,755
3,048	Federated Investors, Inc. - Class B	94,701
6,100	Federated National Holding Co.	93,574
1,775	Ferro Corp.(b)	42,281
35,031	Fidelity Southern Corp.	768,230
591,377	Financial Engines, Inc.(a)	21,348,710
29,100	Financial Institutions, Inc.	954,480
7,302	First American Financial Corp.	397,375
1,000	First Bancorp	36,700
Shares		Value
UNITED STATES (continued)
6,400	First Bancshares, Inc. (The)	$204,160
61,263	First Busey Corp.	1,906,505
12,100	First Business Financial Services, Inc.	268,983
7,212	First Citizens BancShares, Inc. - Class A	2,920,860
6,224	First Commonwealth Financial Corp.	90,621
16,700	First Community Bancshares, Inc.	498,829
17,500	First Defiance Financial Corp.	948,500
2,240	First Financial Bancorp	61,152
190,548	First Financial Bankshares, Inc.	8,698,516
20,200	First Financial Corp.	959,500
6,970	First Horizon National Corp.	130,827
1,000	First Internet Bancorp	37,700
844	First Interstate BancSystem, Inc.	33,169
1,544	First Merchants Corp.	66,392
14,800	First Mid-Illinois Bancshares, Inc.	571,280
5,819	First Midwest Bancorp, Inc.	134,361
26,795	First Solar, Inc.(b)	1,468,902
1,654	FirstCash, Inc.	105,608
983	Five Below, Inc.(b)	54,311
493	Five Prime Therapeutics, Inc.(b)	22,116
3,323	Flagstar Bancorp, Inc.(b)	124,181
13,474	Flex Ltd.(b)	239,837
2,000	Flexsteel Industries, Inc.	100,540
684	FLIR Systems, Inc.	32,025
2,807	Flowers Foods, Inc.	53,417
933	Flowserve Corp.	41,117
2,021	Fluor Corp.	87,085
1,685	Flushing Financial Corp.	50,516
1,675	FMC Corp.	155,541
900	FNB Bancorp/CA	31,095
13,990	FNB Corp/PA	188,725
5,136	FNF Group	192,189
13,700	Fogo De Chao, Inc.(b)	151,385
1,804	Forest City Realty Trust, Inc. - Class A REIT	44,433
18,900	Forrester Research, Inc.	825,930
1,040	Fortune Brands Home & Security Inc.	68,702
35,646	Forward Air Corp.	2,047,506
21,368	Foundation Medicine, Inc.(b)	961,560
500	Fox Factory Holding Corp.(b)	21,275
696	Franklin Electric Co., Inc.	31,668
166,200	Franklin Street Properties Corp. REIT	1,662,000
47,057	Fresh Del Monte Produce, Inc.	2,094,507
46,715	FTI Consulting, Inc.(b)	1,997,066
5,761	Fulton Financial Corp.	104,850
3,498	GameStop Corp. - Class A	65,378
1,498	Gaming and Leisure Properties Inc. REIT	54,737
8,862	Gannett Co., Inc.	77,099

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
9,539	Gap, Inc. (The)	$247,919
802	Gartner, Inc.(b)	100,499
981	Generac Holdings, Inc.(b)	51,100
623	General Communication, Inc. - Class A(b)	25,474
1,793	Genesee & Wyoming, Inc. - Class A(b)	128,702
3,855	Genpact Ltd.	117,385
6,891	Gentex Corp.	133,754
1,483	Gentherm, Inc.(b)	49,681
225,000	German American Bancorp, Inc.(a)	8,095,500
55,700	Getty Realty Corp. REIT	1,582,437
250,000	Gigamon, Inc.(b)	9,625,000
2,264	G-III Apparel Group Ltd.(b)	57,370
2,405	Glacier Bancorp, Inc.	91,294
52,400	Gladstone Commercial Corp. REIT	1,134,984
38,900	Global Brass & Copper Holdings, Inc.	1,361,500
1,400	Global Net Lease, Inc. REIT	30,240
29,504	Globus Medical, Inc. - Class A(b)	940,292
1,166	GoDaddy, Inc. - Class A(b)	54,452
1,800	Golden Entertainment, Inc.(b)	48,024
14,986	Goodyear Tire & Rubber Co. (The)	458,422
145,553	Gorman-Rupp Co. (The)(a)	4,654,785
20,500	GP Strategies Corp.(b)	595,525
998	Graco, Inc.	131,526
56	Graham Holdings Co. - Class B	31,161
1,466	Gramercy Property Trust REIT	43,540
683	Grand Canyon Education, Inc.(b)	61,135
1,488	Granite Construction, Inc.	94,771
7,838	Graphic Packaging Holding Co.	121,411
3,759	Gray Television, Inc.(b)	58,528
9,500	Great Ajax Corp. REIT	134,425
2,700	Great Lakes Dredge & Dock Corp.(b)	13,769
1,460	Great Plains Energy, Inc.	47,932
17,400	Great Southern Bancorp, Inc.	935,250
1,956	Great Western Bancorp Inc.	79,394
1,627	Green Dot Corp. - Class A(b)	92,121
928	Green Plains Inc.	17,075
358	Greif, Inc.	22,500
1,077	Greif, Inc. - Class A	59,806
500	Griffon Corp.	11,275
3,261	Groupon, Inc.(b)	15,555
37,485	GrubHub, Inc.(b)	2,287,335
500	GTT Communications, Inc.(b)	18,225
60,824	Guess?, Inc.	985,957
305,000	Guidewire Software, Inc.(b)	24,393,900
808	H&E Equipment Services, Inc.	26,616
27,782	H&R Block, Inc.	687,327
44,600	Hackett Group, Inc. (The)	688,624
59,238	Haemonetics Corp.(b)	2,817,359
Shares		Value
UNITED STATES (continued)
15,300	Hallmark Financial Services, Inc.(b)	$177,327
23,420	Halyard Health, Inc.(b)	987,153
9,000	Hamilton Beach Brands Holding Co.(a)(b)	348,930
9,000	Hamilton Beach Brands Holding Co. - Class A(b)	348,930
2,798	Hancock Holding Co.	136,403
3,594,109	Hanesbrands, Inc.	80,867,453
16,908	Hanmi Financial Corp.	519,921
1,417	Hanover Insurance Group, Inc. (The)	139,404
2,907	Harley-Davidson, Inc.	137,617
2,000	Harsco Corp.(b)	42,500
26,900	Haverty Furniture Cos., Inc.	641,565
342	Hawaiian Electric Industries, Inc.	12,469
16,400	Hawkins, Inc.	624,840
452,674	HB Fuller Co.	25,743,570
243	HCI Group, Inc.	9,103
3,250	HD Supply Holdings, Inc.(b)	115,018
532	Healthcare Realty Trust, Inc. REIT	17,152
41,019	Healthcare Services Group, Inc.	2,169,495
838	HealthEquity Inc.(b)	42,084
62,677	HealthSouth Corp.	2,891,917
103,706	Heartland Express, Inc.	2,212,049
36,870	Heartland Financial USA, Inc.	1,815,848
15,475	Hecla Mining Co.	73,042
505	Heico Corp.	45,793
732	Heico Corp. - Class A	55,705
205,461	Helen of Troy Ltd.(b)	19,087,327
3,034	Helix Energy Solutions Group, Inc.(b)	20,692
1,471	Herbalife Ltd.(b)	106,824
400	Herc Holdings, Inc.(b)	19,383
40,000	Heritage Commerce Corp.	615,200
53,250	Heritage Financial Corp.	1,624,125
1,442	Heritage Insurance Holdings, Inc.	23,130
26,800	Heritage-Crystal Clean, Inc.(b)	523,940
55,405	Herman Miller, Inc.	1,861,608
69,000	Hersha Hospitality Trust REIT	1,220,610
3,675	Hertz Global Holdings, Inc.(b)	91,397
9,600	Heska Corp.(b)	936,000
1,811	Hexcel Corp.	109,910
11,100	HFF, Inc. - Class A	486,846
150,000	Hibbett Sports, Inc.(b)	1,920,000
1,228	Highwoods Properties, Inc. REIT	62,689
1,935	Hillenbrand, Inc.	76,529
1,731	Hill-Rom Holdings, Inc.	139,709
3,178	Hilltop Holdings, Inc.	74,874
1,720	Hilton Grand Vacations, Inc.(b)	70,451
2,400	Hingham Institution For Savings	467,280
3,268	HMS Holdings Corp.(b)	62,876

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
1,187	HNI Corp.	$40,619
5,318	HollyFrontier Corp.	196,500
13,000	Home Bancorp, Inc.	556,920
8,395	Home BancShares, Inc.	188,720
46,214	HomeStreet, Inc.(b)	1,342,517
2,500	Hooker Furniture Corp.	118,500
3,506	Hope Bancorp Inc.	64,686
1,441	Horace Mann Educators Corp.	63,116
2,311	Horizon Pharma Plc(b)	31,337
1,087	Hospitality Properties Trust REIT	31,066
2,014	Houghton Mifflin Harcourt Co.(b)	19,939
500	Howard Hughes Corp.( The)(b)	63,815
60,067	HRG Group, Inc.(b)	974,287
1,122	HSN, Inc.	42,299
1,192	Hub Group, Inc. - Class A(b)	51,614
500	Hubbell, Inc.	62,910
932	Hudson Pacific Properties Inc. REIT	31,520
441	Huntington Ingalls Industries, Inc.	102,678
3,563	Huntsman Corp.	114,087
13,400	Hurco Cos., Inc.	599,650
700	Hyatt Hotels Corp. - Class A(b)	43,862
282	Hyster-Yale Materials Handling, Inc.	22,134
1,103	IAC/InterActiveCorp.(b)	142,342
1,380	IBERIABANK Corp.	101,775
26,500	ICF International, Inc.(b)	1,423,050
4,170	Iconix Brand Group, Inc.(b)	6,839
111,377	ICU Medical, Inc.(b)	21,284,145
31,628	IDACORP, Inc.	2,910,725
430,832	IDEX Corp.(a)	55,236,971
1,141	II-VI, Inc.(b)	51,573
2,275	ILG Inc.	67,499
1,814	Impax Laboratories, Inc.(b)	32,924
121,534	INC Research Holdings, Inc. - Class A(b)	6,945,668
190,587	Independent Bank Corp.(a)(d)	13,741,323
36,200	Independent Bank Corp.(d)	814,500
300	Independent Bank Group, Inc.	18,869
16,557	Infinity Property & Casuality Corp.	1,562,153
75,500	InfraREIT, Inc.(b)	1,691,200
766	Ingevity Corp.(b)	54,562
953	Ingredion, Inc.	119,459
31,010	Innophos Holdings, Inc.	1,517,319
205,162	Innospec, Inc.(a)	12,689,270
4,201	Inogen, Inc.(b)	415,605
1,845	Inovalon Holdings, Inc.(b)	30,904
18,000	Insight Enterprises, Inc.(b)	810,900
22,169	Insperity, Inc.	2,103,838
600	Installed Building Products, Inc.(b)	41,820
275,000	Insulet Corp.(b)	16,172,750
Shares		Value
UNITED STATES (continued)
9,904	Integer Holdings Corp.(b)	$481,334
673,948	Integra LifeScience Holdings Corp.(b)	31,527,287
1,608	Integrated Device Technology, Inc.(b)	49,961
875	Inter Parfums, Inc.	40,513
337	Interactive Brokers Group, Inc. - Class A	18,205
448	InterDigital, Inc.	32,861
3,481	International Bancshares Corp.	141,329
351	International Flavors & Fragrances, Inc.	51,744
1,100	International Game Technology Plc	25,849
9,517	Interpublic Group of Cos., Inc. (The)	183,202
1,057	INTL. FCStone, Inc.(b)	43,876
1,504	Intra-Cellular Therapies, Inc.(b)	23,447
118,500	Invesco Mortgage Capital, Inc. REIT	2,040,570
500	Investment Technology Group, Inc.	11,735
10,281	Investors Bancorp Inc.	141,364
2,200	Investors Title Co.	417,340
10,192	IPG Photonics Corp.(b)	2,169,979
23,562	iRobot Corp.(b)	1,583,131
2,128	Iron Mountain, Inc. REIT	85,120
8,400	Itron, Inc.(b)	656,460
2,934	ITT, Inc.	136,842
58,814	J & J Snack Foods Corp.	7,832,260
25,800	J Alexander’s Holdings, Inc.(b)	270,900
49,122	j2 Global, Inc.	3,641,905
10,901	Jabil, Inc.	308,280
1,279	Jack Henry & Associates, Inc.	140,856
12,768	Jack in the Box, Inc.	1,321,616
3,843	Jacobs Engineering Group, Inc.	223,701
25,722	JetBlue Airways Corp.(b)	492,576
450,800	JM Smucker Co. (The)	47,807,340
16,000	John B. Sanfilippo & Son, Inc.	941,600
115,476	John Bean Technologies Corp.	12,344,384
481,625	John Wiley & Sons, Inc. - Class A(a)	26,320,806
943	Jones Lang LaSalle, Inc.	122,109
61,200	K12, Inc.(b)	992,664
6,400	Kadant, Inc.	727,040
56,392	Kaman Corp.	3,154,568
4,410	Kansas City Southern	459,610
6,205	KapStone Paper and Packaging Corp.	139,364
1,641,755	KAR Auction Services, Inc.(a)	77,704,264
1,629	KB Home	44,683
3,668	KBR, Inc.	72,003
2,513	Kearny Financial Corp (MD)	37,821
24,905	Kelly Services, Inc. - Class A	655,251
1,834	Kemper Corp.	117,559
3,461	Kennedy-Wilson Holdings, Inc.	67,316
1,846	Keysight Technologies, Inc.(b)	82,461

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
1,096	Kilroy Realty Corp. REIT	$78,068
47,812	Kimball Electronics, Inc.(b)	1,051,864
24,200	Kimball International, Inc. - Class B	463,914
2,578	Kindred Healthcare, Inc.	15,597
23,200	Kinsale Capital Group, Inc.	1,006,416
3,570	Kirby Corp.(b)	252,935
831	KLX, Inc.(b)	45,589
12,600	KMG Chemicals, Inc.	694,638
4,795	Knight-Swift Transportation Holdings, Inc.(b)	198,753
1,725	Knoll, Inc.	36,605
14,163	Kohl’s Corp.	591,447
12,200	Koppers Holdings, Inc.(b)	592,310
1,405	Korn/Ferry International	58,771
3,217	Kosmos Energy Ltd.(b)	24,707
2,893	Kraton Corp.(b)	141,844
1,391	Kronos Worldwide, Inc.	36,597
5,633	La Quinta Holdings, Inc.(b)	99,253
673,400	Laboratory Corp of America Holdings(b)	103,508,314
1,668	Lakeland Bancorp, Inc.	34,277
905	Lakeland Financial Corp.	43,693
1,182	Lamb Weston Holdings, Inc.	60,270
20,189	Lancaster Colony Corp.	2,528,067
17,500	Landec Corp.(b)	231,875
930	Landstar System, Inc.	91,838
2,834	Laredo Petroleum, Inc.(b)	33,781
1,303	LaSalle Hotel Properties REIT	36,758
3,958	La-Z-Boy, Inc.	106,668
703	LCI Industries	87,031
5,200	LCNB Corp.	106,080
1,780	Lear Corp.	312,550
1,655	LegacyTexas Financial Group, Inc.	66,018
3,360	Legg Mason, Inc.	128,285
1,679	Leggett & Platt, Inc.	79,350
4,299	Leidos Holdings, Inc.	268,773
19,600	LeMaitre Vascular, Inc.	627,396
15,673	Lendingtree, Inc.(b)	4,201,148
4,752	Lennar Corp. - Class A	264,544
700	Lennox International, Inc.	133,791
10,985	Leucadia National Corp.	277,921
209,400	Lexington Realty Trust REIT	2,119,128
20,600	LHC Group, Inc.(b)	1,376,286
18,234	Liberty Interactive Corp QVC Group - Class A(b)	414,276
894	Liberty Property Trust REIT	38,335
12,000	Liberty Tax, Inc.	156,600
2,716	Liberty Ventures - Series A(b)	154,703
2,743	LifePoint Health, Inc.(b)	132,075
15,300	Lifetime Brands, Inc.	285,345
6,200	Ligand Pharmaceuticals, Inc.(b)	901,170
661	Lincoln Electric Holdings, Inc.	60,594
1,408	Lions Gate Entertainment Corp. - Class A(b)	40,860
Shares		Value
UNITED STATES (continued)
826	Lions Gate Entertainment Corp. - Class B(b)	$22,847
664	Lithia Motors, Inc. - Class A	75,152
451	Littelfuse, Inc.	94,259
5,150	Live Nation Entertainment, Inc.(b)	225,467
10,860	LKQ Corp.(b)	409,313
220,617	LogMein, Inc.	26,705,688
4,954	Louisiana-Pacific Corp.(b)	134,650
2,252	LPL Financial Holdings, Inc.	111,722
811	Lumentum Holdings, Inc.(b)	51,215
66,100	Luminex Corp.	1,411,235
350,364	Lydall, Inc.(a)(b)	20,251,039
1,017	M/I Homes, Inc.(b)	33,968
1,169	Macerich Co. REIT (The)	63,827
2,083	Macquarie Infrastructure Corp.	144,873
528	Madison Square Garden Co. (The) - Class A(b)	117,580
24,565	Magellan Health, Inc.(b)	2,095,395
700	MainSource Financial Group, Inc.	26,383
3,987	Mallinckrodt Plc(b)	126,268
1,613	Manhattan Associates, Inc.(b)	67,520
3,739	ManpowerGroup, Inc.	460,944
42,213	ManTech International Corp. - Class A	1,959,105
1,526	Marcus & Millichap, Inc.(b)	43,369
24,163	Marcus Corp. (The)	656,025
800	MarineMax, Inc.(b)	14,839
14,400	MarketAxess Holdings, Inc.	2,505,600
9,400	Marlin Business Services Corp.	205,860
1,921	Marriott Vacations Worldwide Corp.	252,842
31,665	Masimo Corp.(b)	2,778,920
358	Masonite International Corp.(b)	24,022
1,602	MasTec, Inc.(b)	69,767
813	Matador Resources Co.(b)	21,585
1,614	Materion Corp.	82,879
1,201	Matthews International Corp. - Class A	75,483
40,621	MAXIMUS, Inc.	2,698,453
824	Maxlinear, Inc.(b)	20,163
3,000	MB Financial, Inc.	137,820
37,167	McGrath RentCorp.	1,661,365
2,232	MDC Holdings, Inc.	82,673
1,400	MDU Resources Group, Inc.	38,290
62,900	MedEquities Realty Trust, Inc. REIT	730,898
1,569	Medical Properties Trust, Inc. REIT	20,758
255,000	Medidata Solutions, Inc.(b)	19,183,650
24,800	Medifast, Inc.	1,547,520
1,009	Mercantile Bank Corp.	36,425
674	Mercury General Corp.	37,724
599	Mercury Systems, Inc.(b)	30,232
683	Meredith Corp.	36,199
1,100	Meridian Bancorp, Inc.	21,669

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
1,600	Meridian Bioscience, Inc.	$23,919
32,205	Merit Medical Systems, Inc.(b)	1,225,400
2,878	Meritage Homes Corp.(b)	140,159
900	Mesa Laboratories, Inc.	143,505
13,366	Meta Financial Group, Inc.	1,166,184
949	Methode Electronics, Inc.	44,508
552,153	MFA Financial, Inc. REIT	4,549,741
40,100	MGE Energy, Inc.	2,648,605
400	MGP Ingredients, Inc.	27,183
1,949	Michaels Cos. Inc (The)(b)	37,850
1,450	Microsemi Corp.(b)	77,387
5,900	MicroStrategy, Inc. - Class A(b)	780,334
661	Middleby Corp. (The)(b)	76,610
30,700	Middlesex Water Co.	1,334,836
18,200	MidWestOne Financial Group, Inc.	640,822
660	Milacron Holdings Corp.(b)	11,847
23,500	Miller Industries, Inc.	663,875
19,050	MINDBODY, Inc. - Class A(b)	614,363
2,043	Minerals Technologies, Inc.	146,892
1,570	Mistras Group, Inc.(b)	32,986
7,398	MKS Instruments, Inc.	803,793
1,835	Mobile Mini, Inc.	60,739
3,452	Modine Manufacturing Co.(b)	72,665
300	Moelis & Co. - Class A	12,825
1,901	Molina Healthcare, Inc.(b)	128,945
99,100	Monmouth Real Estate Investment Corp. REIT	1,688,664
20,506	Monolithic Power Systems, Inc.	2,494,965
44,200	Monotype Imaging Holdings, Inc.	1,018,810
690	Monro Muffler Brake, Inc.	34,052
33,683	Moog, Inc. - Class A(b)	2,956,020
500	Morningstar, Inc.	42,605
973	Mosaic Co. (The)	21,737
1,469	Motorcar Parts of America, Inc.(b)	42,469
677	Movie Gallery, Inc.(a)(b)(c)	0
144,824	MSA Safety, Inc.	11,513,508
1,538	MSCI, Inc.	180,500
88,300	MTGE Investment Corp. REIT	1,598,230
14,042	MTS Systems Corp.	730,886
1,320	Mueller Industries, Inc.	45,870
3,489	Mueller Water Products, Inc. - Class A	41,659
42,810	MuleSoft, Inc.(b)	1,001,326
309	Multi-Color Corp.	25,554
5,737	Murphy Oil Corp.	153,465
1,265	Murphy USA, Inc.(b)	94,065
8,500	MutualFirst Financial, Inc.	328,950
4,977	Myriad Genetics, Inc.(b)	170,612
9,441	Nabors Industries Ltd.	53,153
5,200	NACCO Industries, Inc. - Class A	216,320
1,441,000	Nasdaq, Inc.(a)	104,688,650
7,200	Nathan’s Famous Inc.(b)	583,920
Shares		Value
UNITED STATES (continued)
501	National Beverage Corp.	$49,048
12,000	National Commerce Corp.(b)	489,000
531	National Fuel Gas Co.	30,825
76,554	National General Holdings Corp.	1,544,860
31,700	National Health Investors, Inc. REIT	2,415,223
41,543	National HealthCare Corp.	2,658,752
18,025	National Instruments Corp.	811,125
13,983	National Presto Industries, Inc.	1,634,613
487	National Retail Properties, Inc. REIT	19,568
132	National Western Life Group, Inc.	47,201
400	Natural Gas Services Group, Inc.(b)	11,119
1,122	Natus Medical, Inc.(b)	47,573
39,300	Navigant Consulting, Inc.(b)	680,283
348,048	Navigators Group, Inc. (The)(a)	20,186,784
885	NBT Bancorp, Inc.	33,754
2,010	NCI Building Systems Inc.(b)	32,060
1,246	NCR Corp.	39,984
485	Neenah Paper, Inc.	42,098
1,119	Nelnet, Inc. - Class A	65,506
36,500	Neogen Corp.(b)	2,927,300
2,963	NetApp, Inc.	131,616
1,085	NETGEAR, Inc.(b)	50,615
1,916	NetScout Systems, Inc.(b)	54,414
1,058	New Jersey Resources Corp.	47,028
2,679	New Media Investment Group, Inc.	42,784
450,000	New Relic, Inc.(b)	23,098,500
31,115	New York Community Bancorp, Inc.	390,804
2,800	New York Times Co. (The) - Class A	53,480
1,818,900	Newell Brands, Inc.	74,174,742
207	NewMarket Corp.	82,881
12,255	News Corp. - Class A	167,403
5,413	News Corp. - Class B	75,241
8,400	NexPoint Residential Trust, Inc., REIT	199,500
1,404	Nexstar Media Group Inc. - Class A	89,575
6,267,181	Nexteer Automotive Group Ltd.	12,258,977
724,927	NIC, Inc.	12,323,759
4,400	Nicolet Bankshares, Inc.	250,536
3,595	NiSource, Inc.	94,800
1,777	NN, Inc.	52,510
933	Nordson Corp.	118,202
2,850	Nordstrom, Inc.	113,003
17,600	Northeast Bancorp	453,200
9,400	Northrim Bancorp, Inc.	305,500
124,325	Northwest Bancshares, Inc.	2,097,363
113,782	Northwest Natural Gas Co.	7,549,436
46,000	NorthWestern Corp.	2,726,880

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
2,400	Norwegian Cruise Line Holdings Ltd.(b)	$133,800
7,450	Norwood Financial Corp.	222,532
25,400	Novanta Inc.(b)	1,201,420
4,737	NRG Energy, Inc.	118,425
10,500	NRG Yield, Inc. - Class A	192,675
797	Nu Skin Enterprises, Inc. - Class A	50,697
8,712	Nuance Communications, Inc.(b)	128,415
615	NutriSystem, Inc.	30,719
385,000	NuVasive, Inc.(b)	21,841,050
8,100	NVE Corp.	689,148
66	NVR, Inc.(b)	216,570
5,507	Oceaneering International, Inc.	111,352
7,800	OceanFirst Financial Corp.	216,450
17,599	Office Depot, Inc.	54,557
2,350	OGE Energy Corp.	86,574
270,000	Okta, Inc.(b)	7,808,400
1,548	Old Dominion Freight Line, Inc.	187,509
9,000	Old Line Bancshares Inc.	271,350
2,374	Old National Bancorp	43,207
17,455	Old Republic International Corp.	354,162
4,827	Olin Corp.	176,330
1,283	Ollie’s Bargain Outlet Holdings, Inc.(b)	57,286
1,233	Omega Healthcare Investors, Inc. REIT	35,584
38,099	Omega Protein Corp.	834,368
421,043	Omnicell, Inc.(b)	20,967,941
2,800	On Assignment, Inc.(b)	171,416
4,484	ON Semiconductor Corp.(b)	95,599
40,292	ONE Gas, Inc.	3,101,678
35,600	One Liberty Properties, Inc. REIT	862,588
955	Opus Bank(b)	24,735
8,032	Orbital ATK, Inc.	1,067,694
2,983	Oritani Financial Corp.	50,562
2,287	Ormat Technologies, Inc.	148,495
28,900	Orthofix International NV(b)	1,552,797
3,063	Oshkosh Corp.	280,448
554	OSI Systems, Inc.(b)	48,963
32,000	Otter Tail Corp.	1,470,400
65,200	Owens & Minor, Inc.	1,601,964
9,006	Owens Corning, Inc.	744,706
12,300	Owens Realty Mortgage, Inc. REIT	220,908
2,791	Owens-Illinois, Inc.(b)	66,677
23,984	Oxford Industries, Inc.	1,549,366
792	Pacific Premier Bancorp, Inc.(b)	31,997
25,253	Pacira Pharmaceuticals, Inc./DE(b)	809,359
1,770	Packaging Corp. of America	205,798
7,687	PacWest Bancorp	371,436
Shares		Value
UNITED STATES (continued)
31,200	Papa John’s International, Inc.	$2,123,160
33,800	Par Pacific Holdings, Inc.(b)	709,462
1,400	Paramount Group, Inc. REIT	22,287
1,354	Park Hotels & Resorts, Inc. REIT	38,982
584	Park National Corp.	64,117
500	Park-Ohio Holdings Corp.	23,575
1,746	Parsley Energy, Inc. - Class A(b)	46,444
278	Patrick Industries Inc(b)	25,853
972	Pattern Energy Group, Inc.	22,424
1,925	Patterson Cos., Inc.	71,225
1,609	Paycom Software, Inc.(b)	132,260
26,570	PC Connection, Inc.	717,390
28,500	Peapack Gladstone Financial Corp.	988,665
686	Pebblebrook Hotel Trust REIT	24,463
740	Pegasystems, Inc.	43,142
2,100	Penns Woods Bancorp Inc.	101,682
105,500	Pennymac Mortgage Investment Trust REIT	1,694,330
5,119	Penske Automotive Group, Inc.	238,648
129,905	Penumbra, Inc.(b)	13,061,948
31,700	Peoples Bancorp, Inc.	1,049,904
4,200	Peoples Financial Services Corp.	190,428
9,949	People’s United Financial, Inc.	185,648
21,300	People’s Utah Bancorp	662,430
57,500	Perficient, Inc.(b)	1,118,375
62,074	Performance Food Group Co.(b)	1,756,694
3,136	PerkinElmer, Inc.	226,796
25,900	Perry Ellis International, Inc.(b)	603,211
900	PGT Innovations, Inc.(b)	12,689
1,914	PH Glatfelter Co.	40,117
1,854	PharMerica Corp.(b)	54,322
800	PHH Corp.(b)	10,567
36,000	Phibro Animal Health Corp. - Class A	1,355,400
3,640	Photronics, Inc.(b)	35,308
4,112	Pilgrim’s Pride Corp.(b)	130,679
1,476	Pinnacle Financial Partners, Inc.	97,711
2,235	Pinnacle Foods, Inc.	121,629
901	Pinnacle West Capital Corp.	79,027
5,485	Pitney Bowes, Inc.	75,364
28,300	PJT Partners, Inc. - Class A	1,092,380
1,867	Planet Fitness Inc. - Class A(b)	49,737
38,803	Plantronics, Inc.	1,760,104
23,053	Platform Specialty Products Corp.(b)	246,667
42,597	Plexus Corp.(b)	2,616,734
10,800	PNM Resources, Inc.	468,720
614	Polaris Industries, Inc.	72,716
2,203	PolyOne Corp.	101,492
419	Pool Corp.	50,607
62,617	Portland General Electric Co.	2,989,336

74

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
3,700	Post Holdings, Inc.(b)	$306,841
13,900	Potbelly Corp.(b)	167,495
9,700	Potlatch Corp. REIT	502,460
12,100	Powell Industries, Inc.	350,658
600	Power Integrations, Inc.	48,210
1,374	PRA Health Sciences, Inc.(b)	111,885
31,600	Preferred Apartment Communities, Inc. - Class A REIT	627,260
22,100	Preferred Bank	1,364,233
12,360	Premier Financial Bancorp Inc.	255,852
1,270	Premier, Inc. - Class A(b)	41,491
266,812	Prestige Brands Holdings, Inc.(b)	12,513,483
506	PriceSmart, Inc.	42,403
1,531	Primerica, Inc.	135,494
46,059	Primoris Services Corp.	1,302,088
1,773	ProAssurance Corp.	99,377
76,200	Progress Software Corp.	3,225,546
202,312	Prosperity Bancshares, Inc.	13,308,083
388	Proto Labs, Inc.(b)	33,853
9,700	Provident Financial Holdings, Inc.	187,501
59,764	Provident Financial Services, Inc.	1,625,581
20,800	PS Business Parks, Inc. REIT	2,752,464
26,542	PulteGroup, Inc.	802,365
375,000	Pure Storage, Inc. - Class A(b)	6,161,250
4,072	PVH Corp.	516,370
145,000	Q2 Holdings, Inc.(b)	6,169,750
23,700	QAD Inc.	876,900
25,600	QCR Holdings, Inc.	1,222,400
4,086	Qorvo, Inc.(b)	309,760
1,530	Quad Graphics, Inc.	34,869
351	Quaker Chemical Corp.	54,517
91,070	Quality Systems, Inc.(b)	1,281,355
525,984	Qualys, Inc.(a)(b)	27,824,554
4,601	Quanta Services, Inc.	173,596
43,162	Quest Diagnostics, Inc.	4,047,732
1,185	Ralph Lauren Corp.	105,975
3,485	Rambus, Inc.(b)	51,264
3,045	Rayonier Advanced Materials, Inc.	43,757
347	RBC Bearings, Inc.(b)	42,966
8,700	RCI Hospitality Holdings, Inc.	239,685
687	Re Max Holdings, Inc. - Class A	45,686
12,215	Realogy Holdings Corp.	394,911
6,210	RealPage, Inc.(b)	268,893
7,900	Reata Pharmaceuticals, Inc. - Class A(b)	239,212
725,433	REC Silicon ASA(b)	95,031
580	Red Robin Gourmet Burgers, Inc.(b)	39,672
2,255	Regal-Beloit Corp.	182,993
1,145	Regency Centers Corp. REIT	70,475
3,349	Regis Corp.(b)	50,001
Shares		Value
UNITED STATES (continued)
1,754	Reinsurance Group of America, Inc.	$262,013
2,000	Reis Inc.	36,500
2,400	Reliance Steel & Aluminum Co.	184,416
41,396	Renasant Corp.	1,713,794
11,900	Republic Bancorp, Inc. - Class A	467,908
1,547	ResMed, Inc.	130,226
600	Resources Connection, Inc.	9,449
983	Retail Opportunity Investments Corp. REIT	17,674
3,777	REX American Resources Corp.(b)	333,056
3,895	Rexnord Corp.(b)	99,400
5,447	Rice Energy, Inc.(b)	154,422
49,400	Riverview Bancorp, Inc.	438,672
677	RLI Corp.	40,004
15,200	RMR Group Inc. (The) - Class A	797,240
2,089	Robert Half International, Inc.	108,148
40,448	Rockwell Collins, Inc.	5,484,749
498	Rogers Corp.(b)	75,736
1,480	Rollins, Inc.	64,987
8,980	Rowan Cos Plc - Class A(b)	128,683
1,166	Royal Gold, Inc.	98,072
2,026	RPM International, Inc.	108,047
4,010	RPX Corp.	52,210
926	Rudolph Technologies, Inc.(b)	25,697
37,362	Rush Enterprises, Inc. - Class A(b)	1,897,242
63,000	Ruth’s Hospitality Group Inc.	1,329,300
3,125	Ryder System, Inc.	253,375
42,701	Ryman Hospitality Properties Inc. REIT	2,823,817
2,261	S&T Bancorp, Inc.	92,452
911	Sabra Health Care REIT, Inc. REIT	18,147
1,798	Sabre Corp.	35,169
22,143	Safety Insurance Group, Inc.	1,820,155
4,800	Saga Communications, Inc. - Class A	210,000
3,655	Saia, Inc.(b)	236,844
11,694,600	Samsonite International SA(a)	48,793,708
58,930	Sanderson Farms, Inc.	8,814,160
12,454	Sandy Spring Bancorp, Inc.	503,266
63,424	Sanmina Corp.(b)	2,075,550
23,445	Santander Consumer USA Holdings, Inc.	390,125
49,900	ScanSource, Inc.(b)	2,143,205
788	Schnitzer Steel Industries, Inc. - Class A	23,207
1,097	Schweitzer-Mauduit International, Inc.	46,326
16,050	Science Applications International Corp.	1,177,107
974	Scientific Games Corp. - Class A(b)	46,362
570	Scotts Miracle-Gro Co. (The)	56,783

75

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
2,413	Scripps Networks Interactive, Inc. - Class A	$200,955
153	Seaboard Corp.	673,218
633	SEACOR Holdings, Inc.(b)	29,878
3,132	Sealed Air Corp.	138,528
7,733	Seattle Genetics, Inc.(b)	474,110
1,826	SEI Investments Co.	117,795
32,000	Select Income REIT	773,120
8,962	Select Medical Holdings Corp.(b)	171,622
59,048	Selective Insurance Group, Inc.	3,519,261
1,190	Semtech Corp.(b)	48,850
2,045	Senior Housing Properties Trust REIT	37,628
4,271	Sensata Technologies Holding NV(b)	208,895
34,103	Sensient Technologies Corp.	2,593,533
1,918	Service Corp. International	68,012
2,340	ServiceMaster Global Holdings, Inc.(b)	110,237
1,179	ServisFirst Bancshares, Inc.	48,351
1,438	Shenandoah Telecommunications Co.	54,644
20,400	Shore Bancshares, Inc.	335,784
3,644	Shutterfly, Inc.(b)	155,599
13,000	SI Financial Group, Inc.	195,000
24,300	Sierra Bancorp	642,978
876	Signature Bank(b)	113,889
3,108	Signet Jewelers Ltd.	203,792
2,610	Silgan Holdings, Inc.	76,343
506	Silicon Laboratories, Inc.(b)	48,019
2,208	Simmons First National Corp. - Class A	127,402
285,000	Simply Good Foods Co. (The)(b)	3,283,200
1,434	Simpson Manufacturing Co., Inc.	79,931
31,500	Simulations Plus, Inc.	513,450
1,522	Sinclair Broadcast Group, Inc. - Class A	48,247
1,099,664	SIX Flags Entertainment Corp.	69,047,903
33,900	SJW Corp.	2,010,609
8,011	Skechers U.S.A., Inc. - Class A(b)	255,711
4,607	SkyWest, Inc.	216,990
982	Sleep Number Corp.(b)	31,915
8,075	SLM Corp.(b)	85,514
589,128	Snap-on, Inc.	92,952,616
811,000	Snyder’s-Lance, Inc.(a)	30,517,930
1,970	Sonoco Products Co.	102,026
679	Sotheby’s(b)	35,186
578	South Jersey Industries, Inc.	19,635
874	South State Corp.	78,704
4,200	Southern First Bancshares, Inc.(b)	161,910
12,600	Southern Missouri Bancorp, Inc.	465,318
Shares		Value
UNITED STATES (continued)
300	Southside Bancshares, Inc.	$10,623
97,194	Southwest Gas Holdings, Inc.	8,007,814
32,300	SP Plus Corp.(b)	1,251,625
26,100	Spark Energy, Inc. Class A	365,400
31,200	SpartanNash Co.	765,960
646,803	Spectrum Brands Holdings, Inc.(a)	71,096,586
545	Speedway Motorsports, Inc.	10,873
38,500	Spire, Inc.	3,039,575
3,042	Spirit AeroSystems Holdings, Inc. - Class A	243,664
10,801	Splunk, Inc.(b)	726,907
26,100	Spok Holdings, Inc.	442,395
4,171	Sprouts Farmers Market, Inc.(b)	77,122
787	SPX Corp.(b)	23,051
1,179	SPX Flow, Inc.(b)	48,610
2,400	SRC Energy, Inc.(b)	22,895
1,456	SS&C Technologies Holdings, Inc.	58,531
908	St Joe Co. (The)(b)	16,162
40,808	STAAR Surgical Co.(b)	540,706
8,399	Stamps.com, Inc.(b)	1,884,736
1,623	Standard Motor Products, Inc.	70,876
185,907	Standex International Corp.(a)	19,250,670
20,700	StarTek, Inc.(b)	247,158
941	Starwood Waypoint Homes REIT	34,168
5,300	State Auto Financial Corp.	135,892
1,458	State Bank Financial Corp.	42,151
2,402	State National Cos., Inc.	50,490
4,571	Steel Dynamics, Inc.	170,087
4,384	Steelcase, Inc. - Class A	63,787
26,546	Stepan Co.	2,119,964
505	Stericycle, Inc.(b)	35,779
6,121	Sterling Bancorp	153,331
4,607	Steven Madden Ltd.(b)	179,673
40,375	Stewart Information Services Corp.	1,531,828
2,205	Stifel Financial Corp.	116,931
199,542	Stock Yards Bancorp, Inc.(a)	7,532,711
22,300	Stoneridge, Inc.(b)	507,102
1,527	STORE Capital Corp. REIT	37,702
30,565	Stratasys Ltd.(b)	688,324
226	Strayer Education, Inc.	21,183
31,171	Sturm Ruger & Co., Inc.	1,544,523
1,944	Summit Materials, Inc. - Class A(b)	61,042
798	Sun Communities, Inc. REIT	72,027
1,971	SunCoke Energy, Inc.(b)	21,858
2,604	Sunstone Hotel Investors, Inc. REIT	42,497
41,753	Super Micro Computer, Inc.(b)	830,885
1,030	Superior Industries International, Inc.	16,017
9,400	Superior Uniform Group, Inc.	220,618
310,764	Supernus Pharmaceuticals, Inc.(b)	12,927,782

76

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
1,490	SVB Financial Group(b)	$326,727
40,519	Sykes Enterprises, Inc.(b)	1,172,620
24,789	SYNNEX Corp.	3,343,540
600	Synopsys, Inc.(b)	51,912
3,657	Synovus Financial Corp.	171,330
10,425	Tahoe Resources, Inc.	50,020
1,477	Take-Two Interactive Software, Inc.(b)	163,430
2,182	Tapestry, Inc.	89,353
2,056	Taylor Morrison Home Corp.(b)	49,652
11,222	TCF Financial Corp.	204,465
30,149	Tech Data Corp.(b)	2,796,923
7,600	TechTarget, Inc.(b)	94,696
5,458	TEGNA, Inc.	66,751
102	Tejon Ranch Co.(b)	1,923
163,367	Teladoc, Inc.(b)	5,399,279
1,000	Teledyne Technologies, Inc.(b)	169,960
389	Teleflex, Inc.	92,185
5,182	Telephone & Data Systems, Inc.	151,055
31,200	TeleTech Holdings, Inc.	1,299,480
614	Tempur Sealy International, Inc.(b)	40,137
300	Tennant Co.	20,805
1,221	Tenneco, Inc.	70,952
2,726	Teradata Corp.(b)	91,185
1,528	Teradyne, Inc.	65,536
3,081	Terex Corp.	145,146
14,900	Territorial Bancorp Inc.	470,691
6,016	Tesla Motors, Inc.(b)	1,994,484
61,970	Tetra Tech, Inc.	3,052,023
1,481	Texas Capital Bancshares, Inc.(b)	127,440
130,863	Texas Roadhouse, Inc.	6,544,459
1,300	TFS Financial Corp.	20,045
600	Thermon Group Holdings, Inc.(b)	12,905
1,001	Thor Industries, Inc.	136,356
88,100	Tier REIT, Inc.	1,724,117
2,365	Tiffany & Co.	221,411
13,600	Timberland Bancorp, Inc.	412,216
2,104	Timken Co. (The)	99,204
754	Tivity Health, Inc.(b)	34,873
67,503	TiVo Corp.	1,225,179
5,434	Toll Brothers, Inc.	250,181
415	Tompkins Financial Corp.	36,155
13,390	Tootsie Roll Industries, Inc.	476,684
1,090	Topbuild Corp.(b)	71,929
3,226	Torchmark Corp.	271,403
1,753	Toro Co. (The)	110,176
4,337	Total System Services, Inc.	312,481
29,429	TowneBank	985,872
1,261	TransUnion(b)	66,190
315,400	TreeHouse Foods, Inc.(b)	20,936,252
587	Trex Co., Inc.(b)	64,247
10,791	TRI Pointe Group, Inc.(b)	190,893
Shares		Value
UNITED STATES (continued)
2,390	Tribune Media Co.	$97,823
35,490	TriCo Bancshares	1,469,996
550,000	TriMas Corp.(a)(b)	14,602,500
3,157	Trimble, Inc.(b)	129,058
1,596	Trinet Group, Inc.(b)	55,413
6,964	Trinity Industries, Inc.	226,469
1,148	Trinseo SA	81,508
1,448	Triumph Group, Inc.	44,960
27,439	Trupanion, Inc.(b)	772,682
148,150	TrustCo Bank Corp.	1,359,276
1,207	Trustmark Corp.	39,759
7,205	TTM Technologies, Inc.(b)	113,695
1,399	Tupperware Brands Corp.	82,191
14,800	Turning Point Brands, Inc.(b)	259,000
2,155	Tutor Perini Corp.(b)	60,771
525	Tyler Technologies, Inc.(b)	93,077
1,485	Ubiquiti Networks, Inc.(b)	92,337
2,356	UDR, Inc. REIT	91,389
12,800	UFP Technologies, Inc.(b)	394,880
1,399	UGI Corp.	66,956
411	Ultimate Software Group, Inc.(The)(b)	83,264
236,484	UMB Financial Corp.	17,388,669
57,900	UMH Properties, Inc. REIT	865,026
7,321	Umpqua Holdings Corp.	149,788
1,224	Unifi, Inc.(b)	46,573
354	UniFirst Corp.	55,755
1,779	Union Bankshares Corp.	61,393
900	United Bankshares, Inc.	32,355
2,535	United Community Banks, Inc.	69,510
37,944	United Fire Group, Inc.	1,748,839
1,860	United Natural Foods, Inc.(b)	72,112
798	United Rentals, Inc.(b)	112,901
1,723	United States Cellular Corp.(b)	63,045
1,377	United States Steel Corp.	34,866
612	United Therapeutics Corp.(b)	72,577
35,300	Unitil Corp.	1,835,600
2,759	Univar, Inc.(b)	82,080
34,735	Universal Corp.	1,992,052
1,389	Universal Forest Products, Inc.	156,818
9,500	Universal Health Realty Income Trust	695,495
211	Universal Health Services, Inc. - Class B	21,670
14,371	Universal Insurance Holdings, Inc.	342,748
405	Univest Corp. of Pennsylvania	11,867
6,879	Unum Group	357,983
11,300	Upland Software, Inc.(b)	248,261
5,190	Urban Outfitters, Inc.(b)	127,259
56,800	Urstadt Biddle Properties, Inc. - Class A REIT	1,234,264
364	US Concrete, Inc.(b)	28,465
13,600	US Ecology, Inc.	646,680
10,700	US Physical Therapy, Inc.	727,065
16,815	USANA Health Sciences, Inc.(b)	1,104,746

77

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
UNITED STATES (continued)
8,530	USG Corp.(b)	$292,835
8,300	Utah Medical Products Inc.	625,820
487	Vail Resorts, Inc.	111,533
66,088	Valeant Pharmaceuticals International, Inc.(b)	771,991
8,739	Valley National Bancorp	100,499
291	Valmont Industries, Inc.	46,240
2,042	Valvoline, Inc.	49,049
1,489,500	Vantiv, Inc. - Class A(b)	104,265,000
22,438	Varex Imaging Corp.(b)	771,194
1,094	Varian Medical Systems, Inc.(b)	113,984
118,335	Vector Group Ltd.	2,459,001
732	Vectren Corp.	49,878
536	Vectrus, Inc.(b)	16,353
18,071	Veeco Instruments, Inc.(b)	326,182
1,828	Veeva Systems, Inc. - Class A(b)	111,398
7,844	Vereit, Inc. REIT	61,889
7,259	VeriFone Systems, Inc.(b)	138,502
60,956	Verint Systems, Inc.(b)	2,572,343
983	VeriSign, Inc.	105,692
35,918	Viad Corp.	2,085,040
1,213	ViaSat, Inc.(b)	78,966
12,000	Village Super Market, Inc. - Class A	287,880
490	Virtus Investment Partners, Inc.	57,036
330	Virtusa Corp.(b)	12,593
40,682	Vishay Intertechnology, Inc.	905,175
8,400	Vishay Precision Group, Inc.(b)	206,220
955	Visteon Corp.(b)	120,368
35,700	Vocera Communications, Inc.(b)	1,007,454
55,700	Vonage Holdings Corp.(b)	452,841
6,219	Voya Financial, Inc.	249,755
3,200	VSE Corp.	157,120
5,848	VWR Corp.(b)	193,569
3,334	Wabash National Corp.	75,015
895	WABCO Holdings, Inc.(b)	132,075
1,123,982	Wabtec Corp.(a)	85,984,623
5,214	Waddell & Reed Financial, Inc. - Class A	97,450
25,868	Walker & Dunlop, Inc.(b)	1,419,895
217,097	Washington Trust Bancorp, Inc.(a)	12,048,884
401,851	Waters Corp.(b)	78,782,889
49,200	Waterstone Financial Inc.	944,640
275	Watsco, Inc.	45,807
600	Watts Water Technologies, Inc. - Class A	40,440
33,178	Wayfair, Inc. - Class A(b)	2,319,142
372	WD-40 Co.	41,236
35,827	Web.com Group, Inc.(b)	863,431
2,743	Webster Financial Corp.	150,838
889	Weingarten Realty Investors REIT	27,070
1,100,600	Welbilt, Inc.(b)	24,279,236
Shares		Value
UNITED STATES (continued)
841	WellCare Health Plans, Inc.(b)	$166,299
2,902	Wendy’s Co (The)	44,139
5,508	Werner Enterprises, Inc.	196,360
1,572	WesBanco, Inc.	63,509
3,219	WESCO International, Inc.(b)	203,280
6,400	West Bancorp, Inc.	156,480
469	West Pharmaceutical Services, Inc.	47,557
3,142	Western Alliance Bancorp(b)	175,324
4,140	Western Union Co. (The)	82,220
3,397	Westlake Chemical Corp.	288,439
3,900	Westwood Holdings Group, Inc.	253,110
175,353	WEX, Inc.(b)	21,671,877
10,700	Weyco Group, Inc.	290,933
300	White Mountains Insurance Group Ltd.	266,745
2,316	Williams-Sonoma, Inc.	119,506
1,100	Winmark Corp.	143,825
1,190	Winnebago Industries, Inc.	58,489
7,544	Wintrust Financial Corp.	613,252
947,444	Wolverine World Wide, Inc.	25,865,221
276,270	Woodward, Inc.	21,363,959
408	World Acceptance Corp.(b)	35,700
1,662	Worthington Industries, Inc.	75,621
361	WP Carey, Inc. REIT	24,602
4,362	WR Berkley Corp.	299,146
1,138	WR Grace & Co.	87,046
1,000	WSFS Financial Corp.	49,700
4,417	WW Grainger, Inc.	873,241
996,731	Wyndham Worldwide Corp.	106,500,707
876	Wynn Resorts Ltd.	129,201
118,900	Xenia Hotels & Resorts, Inc. REIT	2,587,264
19,657	Xerox Corp.	595,804
48,300	XO Group Inc.(b)	964,068
6,475	XPO Logistics, Inc.(b)	449,041
3,364	Xylem Inc.	223,807
3,973	Zayo Group Holdings, Inc.(b)	143,266
1,004	Zebra Technologies Corp. - Class A(b)	116,454
13,421	Zillow Group, Inc. - Class A(b)	554,422
34,417	Zillow Group, Inc. - Class C(b)	1,420,734
13,017	Zions Bancorporation	604,770
23,592	Zynga, Inc. - Class A(b)	92,009
		3,502,829,372
Total Common Stocks (Cost $4,406,488,739)		5,946,173,034

78

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
INVESTMENT COMPANY — 0.5%
30,936,229	SEI Daily Income Trust Government II Fund, Class A 0.88%(e)	$30,936,229
Total Investment Company (Cost $30,936,229)		30,936,229
Shares		Value
EXCHANGE TRADED FUNDS — 3.1%
2,231,500	SPDR S&P Oil & Gas Exploration & Production ETF	$76,495,820
2,178,600	VanEck Vectors Gold Miners ETF	48,974,928
1,565,365	VanEck Vectors Junior Gold Miners ETF	50,076,026
1,164,000	VanEck Vectors Oil Services ETF	28,215,360
Total Exchange Traded Funds (Cost $208,953,327)		203,762,134
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
8,641	Westgold Resources Ltd.	2,149
1,710	Centrebet Litigation Rights(a)(b)(c)	0
1,710	Centrebet Litigation Units(a)(b)(c)	0
		2,149
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG(a)(b)(c)	0
BRAZIL — 0.0%
22,087	Helbor Empreendimentos SA(b)	338
3,162	Cia Energetica de Minas Gerais(b)	1,169
		1,507
CHILE — 0.0%
933,622	Cia Sud Americana de Vapores SA(b)	8,655
CHINA — 0.0%
18,134	CTBH Financial Rights(b)	0
FRANCE — 0.0%
34,332	Etablissements Maurel et Prom Contingent Value Rights(a)(b)(c)	1,600
INDIA — 0.0%
5,698	HCL Info(a)(b)	70
4,345	Karur Vysya Bank(a)(b)	3,414
		3,484
MALAYSIA — 0.0%
49,750	Malaysian Resources(a)(b)	0
7,743	Sunway Berhad	1,171
103,900	UMW Oil & Gas Corp. Berhad	4,540
		5,711

79

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Shares		Value
SOUTH KOREA — 0.0%
6,437	Hanwha General Insurance(a)(b)	$5,459
594	Hyundai Electric & Energy System Co. Ltd.(b)	26,530
		31,989
SPAIN — 0.0%
138,741	Liberbank SA(b)	49,938
24,898	Papeles y Cartones de Europa SA(b)	10,209
		60,147
TAIWAN — 0.0%
14,468	TA Chen Stainless(a)(b)	528
8,340	TSEC Corp.(a)(b)	277
61,495	Winbond Electronics Corp.(a)(b)	8,360
5,984	Wisdom Marine Rights(a)(b)	694
14,124	Yang Ming Marine Transport(a)(b)	164
		10,023
THAILAND — 0.0%
4,007	Buriram Sugar Public Co. Ltd. Rights, Expire 12/31/19(b)	0
61,975	Supalai Public Co. Ltd. - FOR(a)	38,431
7,158	TPI Polene Public Co. Ltd. Rights(b)(c)	0
		38,431
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)	0
Total Rights/Warrants (Cost $93,858)		163,696

Principal Amount
U.S. GOVERNMENT AGENCIES — 3.5%
Federal Home Loan Bank — 3.5%
$8,000,000	0.50%, 11/01/2017(f)	8,000,000
5,000,000	1.01%, 11/08/2017(f)	4,999,020
72,000,000	1.01%, 11/10/2017(f)	71,981,784
29,000,000	1.01%, 11/13/2017(f)	28,990,227
20,000,000	1.02%, 11/17/2017(f)	19,991,020
17,000,000	1.02%, 11/22/2017(f)	16,989,987
26,000,000	1.02%, 12/04/2017(f)	25,975,222
54,000,000	1.02%, 12/06/2017(f)	53,945,406
Total U.S. Government Agencies (Cost $230,874,583)		230,872,666

80

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 0.5%
U.S. Treasury Bills — 0.5%
$30,000,000	0.88%, 11/02/2017(f)	$29,999,234
Total U.S. Government Securities (Cost $29,999,267)		29,999,234

Shares		Value
CASH SWEEP — 1.5%
99,156,152	Citibank - US Dollars on Deposit in Custody Account,0.10%(e)	99,156,152
Total Cash Sweep (Cost $99,156,152)		99,156,152
TOTAL INVESTMENTS — 99.7% (Cost $5,006,502,155)		6,541,063,145
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		21,318,125
NET ASSETS — 100.0%		$6,562,381,270

(a)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $476,084,778 or 7.25% of net assets.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $1,541,852 which is 0.02% of net assets and the cost is $9,019,653.
(d)	Securities incorporated in the same country but traded on different exchanges.
(e)	The rate shown represents the current yield as of October 31, 2017.
(f)	The rate represents the annualized yield at time of purchase.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — U.S. Dollar

VVPR — Voter Verified Paper Record

Forward Foreign Currency Exchange Contracts Outstanding as of October 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	28,929,616	NZD	41,822,000	Citibank N.A.	01/31/18	$354,673
						$354,673
81

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2017

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	20.9%
Consumer Discretionary	14.7
Information Technology	13.5
Health Care	12.7
Consumer Staples	6.6
Materials	5.9
Banks	4.4
Diversified Financials	3.3
Real Estate	2.8
Insurance	2.3
Utilities	2.0
Energy	0.9
Telecommunication Services	0.4
Financials	0.2
Other*	9.4
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, U.S government securitities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

82

Old Westbury Funds, Inc.

The Board of Directors and Shareholders of Small & Mid Cap Strategies Fund, a fund comprised within the Old Westbury Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Old Westbury Small & Mid Cap Strategies Fund (the “Fund”) (one of the funds comprising the Old Westbury Funds, Inc.), including the condensed portfolio of investments as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (collectively, the “financial statements”), the financial highlights for each of the five years in the period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the portfolio of investments as of October 31, 2017 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights and portfolio of investments based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. An audit also includes assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights and portfolio of investments referred to above present fairly, in all material respects, the financial position of Old Westbury Small & Mid Cap Strategies Fund at October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2017

83

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President (Principal Executive Officer)

Date	1/11/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President (Principal Executive Officer)

Date	1/11/2018

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer (Principal Financial Officer)

Date	1/11/2018

* Print the name and title of each signing officer under his or her signature.